================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-03738

                                 VALIC Company I
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31
Date of reporting period: November 30, 2004

================================================================================

Item 1. Reports to Stockholders

VALIC Company I, Semiannual Report at November 30, 2004.

                                                                VALIC Company I


                                                             Semi-Annual Report

                                                              November 30, 2004

            VALIC COMPANY I - SEMI-ANNUAL REPORT NOVEMBER 30, 2004

TABLE OF CONTENTS

                   President's Letter....................   1

                   Expense Example.......................
                                                            2

                   Schedule of Investments:

                      Asset Allocation Fund..............   4
                      Blue Chip Growth Fund..............  15
                      Capital Conservation Fund..........  18
                      Core Equity Fund...................  23
                      Government Securities Fund.........  26
                      Growth & Income Fund...............  29
                      Health Sciences Fund...............  32
                      Income & Growth Fund...............  37
                      International Equities Fund........  40
                      International Government Bond Fund.  51
                      International Growth I Fund........  55
                      Large Cap Growth Fund..............  58
                      Mid Cap Index Fund.................  61
                      Money Market I Fund................  67
                      Nasdaq-100(R) Index Fund...........  69
                      Science & Technology Fund..........  72
                      Small Cap Fund.....................  75
                      Small Cap Index Fund...............  83
                      Social Awareness Fund.............. 101
                      Stock Index Fund................... 105
                      Value Fund......................... 112

                   Statements of Assets and Liabilities.. 114

                   Statements of Operations.............. 117

                   Statements of Changes in Net Assets... 120

                   Notes to Financial Statements......... 126

                   Financial Highlights.................. 137

                   Director Information.................. 148

                   Prospectus Supplement................. 152

--------------------------------------------------------------------------------

                             PRESIDENT'S LETTER                       1

Dear Valued Investor:

We are pleased to provide you with the Semi-Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the period ending November 30, 2004.

Our team of experienced investment professionals continually monitors the funds offered in this Series. In addition to reviewing performance information and risk factors relating to the funds, the team measures the style consistency of each of the funds. When certain asset classes are under pressure, it is important to confirm that the investment managers continue to stick to their disciplines. Style consistency is critical to successful asset allocation and asset allocation is critical to successful long-term investing.

We believe that the biggest risk that investors face is losing focus and taking their eyes off their long-term investment strategies. In order to plan for the future, you should prepare yourself and your portfolio to weather both up and down markets. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With VALIC Company I, you have a wide range of investment choices, covering all asset classes, to meet your objectives.

Additionally, once you have a plan in place based on your individual retirement goals - stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial adviser to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                          Sincerely,

                                                  /s/ Evelyn M. Curran
                                          Evelyn M. Curran, President
                                          VALIC Company I

2          VALIC COMPANY I - EXPENSE EXAMPLE (Unaudited)         November 30, 2004

Disclosure of Fund Expenses in Shareholder Reports

 As a shareholder of a Fund in VALIC Company I ("VC I"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2004 and held until November 30, 2004. Shares of VC I are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified retirement plans (the "Plans") offered by The Variable Annuity Life Insurance Company ("VALIC"), the investment adviser to VC I and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus or plan document for more details on the separate account fees or administrative fees.

Actual Expenses

 The second through the fourth columns of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The "Expenses Paid During Period" in column four does not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Period" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

 The second through the seventh columns of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During Period" in column seven does not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Period" column would have been higher and the "Ending Account Value" would have been lower.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your variable contract prospectus or plan document for more information. Therefore, the "hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

November 30, 2004  VALIC COMPANY I - EXPENSE EXAMPLE (Unaudited) - CONTINUED   3

                                               Actual                                Hypothetical
                              ---------------------------------------- -----------------------------------------
                                                                                        Ending
                                                                                     Account Value
                                               Ending                                   Using a
                                            Market Value Expenses Paid               Hypothetical  Expenses Paid   Expense
                                Beginning   Using Actual  During the     Beginning    5% Assumed    During the      Ratio
                              Account Value  Return at   Period Ended  Account Value   Return at   Period Ended     as of
                               at June 1,   November 30, November 30,   at June 1,   November 30,  November 30,  November 30,
Fund                              2004          2004         2004*         2004          2004          2004*        2004*
----                          ------------- ------------ ------------- ------------- ------------- ------------- ------------
Asset Allocation.............   $1,000.00    $1,048.88       $3.44       $1,000.00     $1,021.71       $3.40         0.67%
Blue Chip Growth#@...........   $1,000.00    $1,043.09       $5.38       $1,000.00     $1,019.80       $5.32         1.05%
Capital Conservation.........   $1,000.00    $1,035.78       $3.47       $1,000.00     $1,021.66       $3.45         0.68%
Core Equity#@................   $1,000.00    $1,033.45       $4.33       $1,000.00     $1,020.81       $4.31         0.85%
Government Securities........   $1,000.00    $1,031.72       $3.31       $1,000.00     $1,021.81       $3.29         0.65%
Growth & Income#.............   $1,000.00    $1,073.70       $4.42       $1,000.00     $1,020.81       $4.31         0.85%
Health Sciences@.............   $1,000.00    $  973.16       $5.69       $1,000.00     $1,019.30       $5.82         1.15%
Income & Growth#.............   $1,000.00    $1,071.09       $4.31       $1,000.00     $1,020.91       $4.20         0.83%
International Equities.......   $1,000.00    $1,114.77       $3.13       $1,000.00     $1,022.11       $2.99         0.59%
International Government Bond   $1,000.00    $1,117.30       $3.77       $1,000.00     $1,021.51       $3.60         0.71%
International Growth I#......   $1,000.00    $1,095.57       $5.46       $1,000.00     $1,019.85       $5.27         1.04%
Large Cap Growth#............   $1,000.00    $1,020.87       $5.07       $1,000.00     $1,020.05       $5.06         1.00%
Mid Cap Index................   $1,000.00    $1,075.66       $2.08       $1,000.00     $1,023.06       $2.03         0.40%
Money Market I#..............   $1,000.00    $1,004.68       $2.97       $1,000.00     $1,022.11       $2.99         0.59%
Nasdaq-100R Index............   $1,000.00    $1,068.13       $3.21       $1,000.00     $1,021.96       $3.14         0.62%
Science & Technology@........   $1,000.00    $  999.10       $5.11       $1,000.00     $1,019.95       $5.16         1.02%
Small Cap#...................   $1,000.00    $1,128.21       $5.07       $1,000.00     $1,020.31       $4.81         0.95%
Small Cap Index..............   $1,000.00    $1,120.09       $2.44       $1,000.00     $1,022.76       $2.33         0.46%
Social Awareness.............   $1,000.00    $1,051.48       $3.19       $1,000.00     $1,021.96       $3.14         0.62%
Stock Index..................   $1,000.00    $1,055.23       $1.96       $1,000.00     $1,023.16       $1.93         0.38%
Value#.......................   $1,000.00    $1,110.11       $6.67       $1,000.00     $1,018.75       $6.38         1.26%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your variable contract prospectus or your Plan document for details on the separate account fees or administrative fees.
# During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been applied, the Expense Example would have been as follows:

                                      Actual                                Hypothetical
                     ---------------------------------------- -----------------------------------------
                                                                               Ending
                                                                            Account Value
                                      Ending                                   Using a
                                   Market Value Expenses Paid               Hypothetical  Expenses Paid   Expense
                       Beginning   Using Actual  During the     Beginning    5% Assumed    During the      Ratio
                     Account Value  Return at   Period Ended  Account Value   Return at   Period Ended     as of
                      at June 1,   November 30, November 30,   at June 1,   November 30,  November 30,  November 30,
Fund                     2004          2004         2004*         2004          2004          2004*        2004*
----                 ------------- ------------ ------------- ------------- ------------- ------------- ------------
Blue Chip Growth....   $1,000.00    $1,043.09       $5.33       $1,000.00     $1,019.85       $5.27         1.04%
Core Equity.........   $1,000.00    $1,033.45       $4.28       $1,000.00     $1,020.86       $4.26         0.84%
Health Sciences.....   $1,000.00    $  973.16       $5.64       $1,000.00     $1,019.35       $5.77         1.14%
Science & Technology   $1,000.00    $  999.10       $5.06       $1,000.00     $1,020.00       $5.11         1.01%

4      ASSET ALLOCATION FUND - PORTFOLIO PROFILE (Unaudited)     November 30, 2004

Industry Allocation*

                   Government Agencies............... 13.62%
                   Financial Services................ 12.54%
                   Repurchase Agreements.............  7.81%
                   Government Obligations............  6.52%
                   Banks.............................  5.05%
                   Oil & Gas.........................  4.33%
                   Telecommunications................  3.84%
                   Retail............................  3.75%
                   Insurance.........................  3.72%
                   Drugs.............................  2.98%
                   Conglomerates.....................  2.88%
                   Information Processing -- Software  2.31%
                   Information Processing -- Hardware  2.16%
                   Utilities -- Electric.............  2.09%
                   Finance Companies.................  1.67%
                   Household Products................  1.63%
                   Semiconductors....................  1.52%
                   Multimedia........................  1.51%
                   Hospital Supplies.................  1.41%
                   Information Processing -- Services  1.40%
                   Beverages.........................  1.34%
                   Broadcasting......................  1.28%
                   Chemical..........................  1.13%
                   Aerospace/Defense.................  1.10%
                   Automotive........................  0.91%
                   Leisure & Tourism.................  0.86%
                   Electronics/Electrical Equipment..  0.76%
                   Medical -- Biomedical/Gene........  0.72%
                   Tobacco...........................  0.71%
                   Machinery.........................  0.64%
                   Railroads & Equipment.............  0.63%
                   Metals............................  0.60%
                   Foods.............................  0.59%
                   Freight...........................  0.56%
                   Savings & Loan....................  0.49%
                   Commercial Services...............  0.48%
                   Medical Technology................  0.48%
                   Apparel & Products................  0.42%
                   Paper/Forest Products.............  0.37%
                   Healthcare........................  0.35%
                   Utilities -- Communication........  0.35%
                   Utilities -- Gas, Pipeline........  0.26%
                   Foreign Government Agencies.......  0.25%
                   Hardware & Tools..................  0.19%
                   Advertising.......................  0.15%
                   Publishing........................  0.14%
                   Real Estate.......................  0.11%
                   Real Estate Investment Trusts.....  0.11%
                   Airlines..........................  0.10%
                   Appliances/Furnishings............  0.10%
                   Hospital Management...............  0.10%
                   Pollution Control.................  0.10%
                   Schools...........................  0.10%
                   Heavy Duty Trucks/Parts...........  0.09%
                   Building Materials................  0.08%
                   Home Builders.....................  0.04%
                   Utilities -- Gas, Distribution....  0.04%
                   Therapeutics......................  0.03%
                   Photography.......................  0.02%
                   Human Resources...................  0.01%
                                                      -----
                                                      99.53%
                                                      =====

*  Calculated as a percentage of net assets.

November 30, 2004 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  5


                                                           Value
                                                  Shares  (Note 3)
             ------------------------------------------------------
             COMMON STOCK -- 52.86%
             Advertising -- 0.05%
               Interpublic Group of Cos., Inc.+..  2,020 $   25,068
               Omnicom Group, Inc................    910     73,710
                                                         ----------
                                                             98,778
                                                         ----------
             Aerospace/Defense -- 1.01%
               Boeing Co.........................  6,960    372,847
               General Dynamics Corp.............  3,310    358,672
               Goodrich Corp.....................    570     18,097
               Honeywell International, Inc......  4,120    145,560
               L-3 Communications Holdings, Inc..    510     37,954
               Lockheed Martin Corp.............. 10,720    652,205
               Northrop Grumman Corp.............  1,720     96,888
               Raytheon Co.......................  2,160     87,134
               Rockwell Collins, Inc.............    850     33,881
               United Technologies Corp..........  2,460    240,047
                                                         ----------
                                                          2,043,285
                                                         ----------
             Airlines -- 0.03%
               Delta Air Lines, Inc.+............    600      4,182
               Southwest Airlines Co.............  3,790     59,617
                                                         ----------
                                                             63,799
                                                         ----------
             Apparel & Products -- 0.42%
               Coach, Inc.+......................    900     44,856
               Jones Apparel Group, Inc..........  6,640    235,919
               Liz Claiborne, Inc................    520     21,356
               Nike, Inc., Class B...............  4,500    380,970
               Reebok International, Ltd.........  2,310     89,813
               TJX Cos., Inc.....................  2,350     55,319
               VF Corp...........................    530     28,615
                                                         ----------
                                                            856,848
                                                         ----------
             Appliances/Furnishings -- 0.03%
               Leggett & Platt, Inc..............    920     27,462
               Maytag Corp.......................    380      7,638
               Whirlpool Corp....................    320     20,656
                                                         ----------
                                                             55,756
                                                         ----------
             Automotive -- 0.58%
               AutoNation, Inc.+.................  1,280     23,706
               AutoZone, Inc.+...................    400     34,240
               Cooper Tire & Rubber Co...........    360      7,351
               Danaher Corp......................  9,140    519,883
               Delphi Corp.......................  2,690     24,210
               Ford Motor Co.....................  8,780    124,501
               General Motors Corp............... 10,000    385,900
               Genuine Parts Co..................    840     36,464
               Goodyear Tire & Rubber Co.+.......    840     10,601
               Visteon Corp......................    620      5,245
                                                         ----------
                                                          1,172,101
                                                         ----------
             Banks -- 3.47%
               AmSouth Bancorp...................  1,690     43,822
               Bank of America Corp.............. 45,460  2,103,434
               Bank of New York Co., Inc.........  3,730    122,754
               BB&T Corp.........................  2,670    113,341
               Comerica, Inc.....................    830     51,045
               Fifth Third Bancorp...............  2,730    137,483
               First Horizon National Corp.......    590     25,783
               Huntington Bancshares, Inc........  1,100     26,686
               KeyCorp...........................  1,960     65,248
               M&T Bank Corp.....................    570     60,084
               Marshall & Ilsley Corp............  1,070     44,608
               Mellon Financial Corp.............  2,040     59,609
               National City Bank, Cleveland..... 14,530    538,772
               North Fork Bancorp., Inc..........  2,250     64,800
               Northern Trust Corp...............  1,060     49,862
               PNC Financial Services Group......  1,350     73,440

                                                               Value
                                                     Shares   (Note 3)

         --------------------------------------------------------------
         Banks (continued)
           Providian Financial Corp.+...............   1,400 $   22,470
           Regions Financial Corp...................   2,216     77,538
           State Street Bank & Trust Co.............   1,610     71,742
           SunTrust Banks, Inc......................   1,710    121,923
           Synovus Financial Corp...................   1,480     39,960
           U.S. Bancorp.............................  20,020    593,193
           Wachovia Corp............................  21,685  1,122,199
           Wells Fargo & Co.........................  22,100  1,365,117
           Zions Bancorp............................     430     28,595
                                                             ----------
                                                              7,023,508
                                                             ----------
         Beverages -- 1.15%
           Adolph Coors Co., Class B................     180     13,482
           Anheuser-Busch Cos., Inc.................  10,120    506,911
           Brown-Forman Corp., Class B..............     580     27,852
           Coca-Cola Co.............................  28,350  1,114,438
           Coca-Cola Enterprises, Inc...............   2,250     46,800
           Pepsi Bottling Group, Inc................   7,730    216,595
           PepsiCo, Inc.............................   8,140    406,267
                                                             ----------
                                                              2,332,345
                                                             ----------
         Broadcasting -- 0.51%
           Clear Channel Communications, Inc........   5,270    177,494
           Comcast Corp., Class A+..................  27,010    811,380
           Univision Communications, Inc., Class A+.   1,550     46,655
                                                             ----------
                                                              1,035,529
                                                             ----------
         Building Materials -- 0.08%
           American Standard Cos., Inc.+............   1,030     40,108
           Masco Corp...............................   2,090     73,714
           Sherwin-Williams Co......................     690     30,774
           Vulcan Materials Co......................     490     25,407
                                                             ----------
                                                                170,003
                                                             ----------
         Chemical -- 0.93%
           Air Products & Chemicals, Inc............   1,090     62,402
           Ashland, Inc.............................     340     20,111
           Dow Chemical Co..........................   4,510    227,620
           E.I. du Pont de Nemours and Co...........  13,750    623,150
           Eastman Chemical Co......................   7,260    394,799
           Ecolab, Inc..............................   5,820    203,584
           Engelhard Corp...........................     600     17,934
           Great Lakes Chemical Corp................   2,530     74,129
           Hercules, Inc.+..........................     810     12,069
           Monsanto Co..............................   1,280     58,906
           PPG Industries, Inc......................     820     55,325
           Praxair, Inc.............................   1,560     70,044
           Rohm & Haas Co...........................   1,080     47,617
           Sigma-Aldrich Corp.......................     330     19,711
                                                             ----------
                                                              1,887,401
                                                             ----------
         Commercial Services -- 0.31%
           Ball Corp................................     540     24,154
           Cendant Corp.............................  10,080    228,514
           Cintas Corp..............................     820     36,670
           Convergys Corp.+.........................     690     10,260
           Deluxe Corp..............................   4,720    186,629
           Fluor Corp...............................     400     20,760
           Moody's Corp.............................     720     58,140
           Paychex, Inc.............................   1,810     60,020
                                                             ----------
                                                                625,147
                                                             ----------
         Conglomerates -- 2.88%
           3M Co....................................  12,420    988,508
           Eaton Corp...............................     720     48,528
           General Electric Co...................... 108,090  3,822,062
           ITT Industries, Inc......................     440     37,453
           Loews Corp...............................   2,060    144,015

6   ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2004
                            - CONTINUED


                                                              Value
                                                     Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Conglomerates (continued)
           Textron, Inc.............................    660 $   47,929
           Tyco International, Ltd.................. 21,740    738,508
                                                            ----------
                                                             5,827,003
                                                            ----------
         Drugs -- 2.66%
           Abbott Laboratories...................... 11,270    472,889
           Allergan, Inc............................  1,990    146,265
           Bristol-Myers Squibb Co.................. 13,280    312,080
           Caremark Rx, Inc.+.......................  2,230     79,745
           Eli Lilly & Co...........................  7,790    415,441
           Forest Laboratories, Inc.+...............  4,750    185,107
           King Pharmaceuticals, Inc.+..............  1,160     14,442
           Merck & Co., Inc......................... 15,500    434,310
           Mylan Laboratories, Inc..................  1,290     23,426
           Pfizer, Inc.............................. 84,850  2,356,284
           Schering-Plough Corp..................... 10,110    180,464
           Watson Pharmaceuticals, Inc.+............    520     15,106
           Wyeth.................................... 18,880    752,746
                                                            ----------
                                                             5,388,305
                                                            ----------
         Electronics/Electrical Equipment -- 0.76%
           Agilent Technologies, Inc.+..............  6,340    145,123
           American Power Conversion Corp...........    960     20,294
           Applera Corp. - Applied Biosystems Group.    970     19,885
           Comverse Technology, Inc.+...............    940     19,994
           Emerson Electric Co......................  4,790    320,068
           Fisher Scientific International, Inc.+...    550     31,097
           Jabil Circuit, Inc.+.....................    960     24,058
           JDS Uniphase Corp.+......................  6,910     21,905
           Johnson Controls, Inc....................    910     55,874
           Millipore Corp.+.........................    240     11,693
           Molex, Inc...............................  5,360    147,775
           NVIDIA Corp.+............................    800     15,304
           Parker Hannifin Corp.....................    570     42,636
           Perkinelmer, Inc.........................  3,440     73,375
           Pitney Bowes, Inc........................  1,110     48,585
           PMC-Sierra, Inc.+........................    850      9,384
           Power-One, Inc.+.........................    400      3,676
           Sanmina-SCI Corp.+.......................  2,500     22,075
           Solectron Corp.+.........................  4,610     28,812
           Symbol Technologies, Inc.................  1,150     17,434
           Tektronix, Inc...........................    520     16,312
           Thermo Electron Corp.+...................  6,680    202,070
           W. W. Grainger, Inc......................    440     27,218
           Waters Corp.+............................  3,510    163,776
           Xerox Corp.+.............................  4,030     61,740
                                                            ----------
                                                             1,550,163
                                                            ----------
         Finance Companies -- 0.46%
           Capital One Financial Corp...............  3,290    258,528
           MBNA Corp................................ 14,640    388,839
           SLM Corp.................................  5,390    275,806
                                                            ----------
                                                               923,173
                                                            ----------
         Financial Services -- 4.14%
           American Express Co...................... 12,570    700,275
           Bear Stearns Cos., Inc...................    500     48,790
           Charles Schwab Corp...................... 14,270    153,831
           CIT Group, Inc...........................  1,010     43,178
           Citigroup, Inc........................... 57,530  2,574,467
           Countrywide Financial Corp...............  2,702     89,733
           E*TRADE Group, Inc.+.....................  1,790     24,809
           Equifax, Inc.............................    660     18,229
           Fannie Mae...............................  8,100    556,470
           Federated Investors, Inc., Class B.......    520     15,298
           Franklin Resources, Inc..................  1,200     78,756
           Freddie Mac..............................  6,370    434,816
           Goldman Sachs Group, Inc.................  5,780    605,513

                                                                Value
                                                       Shares  (Note 3)

        ----------------------------------------------------------------
        Financial Services (continued)
          H & R Block, Inc............................    800 $   38,160
          Janus Capital Group, Inc....................  1,150     19,033
          JPMorgan Chase & Co......................... 39,892  1,501,934
          Lehman Brothers Holdings, Inc...............  1,310    109,752
          Merrill Lynch & Co., Inc.................... 10,030    558,771
          Morgan Stanley.............................. 11,220    569,415
          Piper Jaffray Cos.+.........................  3,504    161,219
          Principal Financial Group, Inc..............  1,510     56,897
          T. Rowe Price Group, Inc....................    610     36,088
                                                              ----------
                                                               8,395,434
                                                              ----------
        Foods -- 0.59%
          Archer-Daniels-Midland Co...................  3,120     66,144
          Campbell Soup Co............................ 16,560    472,457
          ConAgra Foods, Inc..........................  2,530     68,436
          General Mills, Inc..........................  1,820     82,792
          H J Heinz Co................................  1,680     62,429
          Hershey Foods Corp..........................  1,190     61,642
          Kellogg Co..................................  1,980     86,526
          McCormick & Co., Inc........................    660     24,057
          Sara Lee Corp...............................  3,810     89,459
          Sysco Corp..................................  3,070    106,682
          Wm. Wrigley Jr. Co..........................  1,080     74,304
                                                              ----------
                                                               1,194,928
                                                              ----------
        Freight -- 0.56%
          FedEx Corp..................................  1,440    136,843
          Ryder System, Inc...........................    310     16,628
          United Parcel Service, Inc., Class B........ 11,550    971,933
                                                              ----------
                                                               1,125,404
                                                              ----------
        Hardware & Tools -- 0.19%
          Black & Decker Corp.........................  4,200    353,178
          Snap-on, Inc................................    280      8,851
          Stanley Works...............................    390     18,236
                                                              ----------
                                                                 380,265
                                                              ----------
        Healthcare -- 0.35%
          Anthem, Inc.................................    670     67,891
          Bausch & Lomb, Inc..........................    250     14,720
          Health Management Associates, Inc., Class A.  1,170     25,845
          Laboratory Corp. of America Holdings+.......    670     32,127
          Manor Care, Inc.............................  2,270     78,202
          McKesson Corp...............................  5,010    148,045
          Medco Health Solutions, Inc.+...............  9,170    345,892
                                                              ----------
                                                                 712,722
                                                              ----------
        Heavy Duty Trucks/Parts -- 0.09%
          Dana Corp...................................  5,810     94,993
          Navistar International Corp.+...............    340     13,991
          PACCAR, Inc.................................    840     65,604
                                                              ----------
                                                                 174,588
                                                              ----------
        Home Builders -- 0.04%
          Centex Corp.................................    590     30,957
          KB Home.....................................    220     19,336
          Pulte Homes, Inc............................    610     33,709
                                                              ----------
                                                                  84,002
                                                              ----------
        Hospital Management -- 0.06%
          HCA, Inc....................................  2,430     95,791
          Tenet Healthcare Corp.+.....................  2,230     24,195
                                                              ----------
                                                                 119,986
                                                              ----------
        Hospital Supplies -- 1.41%
          AmerisourceBergen Corp......................  3,310    195,091
          Becton, Dickinson and Co....................  3,150    172,557
          Cardinal Health, Inc........................  2,370    123,904
          CR Bard, Inc................................    500     29,955

November 30, 2004 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  7
                                          - CONTINUED


                                                                 Value
                                                       Shares   (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Hospital Supplies (continued)
         Hospira, Inc.+...............................   2,318 $   74,709
         Johnson & Johnson............................  30,290  1,827,093
         Medtronic, Inc...............................   6,130    294,546
         St. Jude Medical, Inc.+......................   1,700     64,838
         Stryker Corp.................................   1,920     84,461
                                                               ----------
                                                                2,867,154
                                                               ----------
       Household Products -- 1.55%
         Alberto-Culver Co., Class B..................     430     19,909
         Avon Products, Inc...........................   2,270     85,216
         Clorox Co....................................     730     40,238
         Colgate-Palmolive Co.........................   7,050    324,229
         Fortune Brands, Inc..........................     700     54,936
         Gillette Co..................................  15,290    664,962
         International Flavors & Fragrances, Inc......     450     18,225
         Kimberly-Clark Corp..........................   2,380    151,392
         Newell Rubbermaid, Inc.......................   1,320     30,466
         Procter & Gamble Co..........................  32,590  1,742,913
                                                               ----------
                                                                3,132,486
                                                               ----------
       Human Resources -- 0.01%
         Robert Half International, Inc...............     820     22,165
                                                               ----------
       Information Processing - Hardware -- 2.16%
         Apple Computer, Inc.+........................   5,220    350,001
         Dell, Inc.+..................................  27,860  1,128,887
         EMC Corp.+...................................  24,590    329,998
         Gateway, Inc.+...............................   1,790     12,190
         Hewlett-Packard Co...........................  35,860    717,200
         International Business Machines Corp.........  15,120  1,424,909
         Lexmark International, Inc., Class A+........     620     52,638
         Network Appliance, Inc.+.....................   5,600    168,896
         Sun Microsystems, Inc.+......................  35,760    198,468
                                                               ----------
                                                                4,383,187
                                                               ----------
       Information Processing - Services -- 1.33%
         Affiliated Computer Services, Inc., Class A+.     620     36,692
         Computer Sciences Corp.+.....................     900     48,690
         eBay, Inc.+..................................   8,030    902,973
         Electronic Data Systems Corp.................   2,460     55,227
         First Data Corp..............................  10,510    431,856
         Fiserv, Inc.+................................   7,450    286,900
         Monster Worldwide, Inc.+.....................     570     16,068
         NCR Corp.+...................................     450     26,879
         SunGard Data Systems, Inc.+..................   4,790    126,983
         Symantec Corp.+..............................   5,650    360,526
         Unisys Corp.+................................   1,600     18,384
         Yahoo!, Inc.+................................  10,360    389,743
                                                               ----------
                                                                2,700,921
                                                               ----------
       Information Processing - Software -- 2.31%
         Adobe Systems, Inc...........................   6,050    366,388
         Autodesk, Inc................................     540     35,321
         Automatic Data Processing, Inc...............   2,810    127,939
         BMC Software, Inc.+..........................   1,070     19,881
         Citrix Systems, Inc.+........................     820     19,360
         Computer Associates International, Inc.......   2,810     85,789
         Compuware Corp.+.............................   1,850     10,675
         IMS Health, Inc..............................   1,130     25,504
         Intuit, Inc.+................................   2,370     99,161
         Mercury Interactive Corp.+...................     440     20,068
         Microsoft Corp............................... 105,930  2,839,983
         Novell, Inc.+................................   1,850     11,285
         Oracle Corp.+................................  61,750    781,755
         Parametric Technology Corp.+.................   1,290      7,547
         PeopleSoft, Inc.+............................   4,060     95,857
         Siebel Systems, Inc.+........................   2,420     24,394
         VERITAS Software Corp.+......................   5,090    111,471
                                                               ----------
                                                                4,682,378
                                                               ----------

                                                                   Value
                                                          Shares  (Note 3)

    -----------------------------------------------------------------------
    Insurance -- 2.89%
      ACE, Ltd...........................................  1,360 $   54,971
      Aetna, Inc.........................................  3,730    442,042
      AFLAC, Inc.........................................  8,410    316,384
      Allstate Corp......................................  9,870    498,435
      AMBAC Financial Group, Inc.........................    520     42,292
      American International Group, Inc.(1).............. 25,250  1,599,588
      Aon Corp...........................................  1,510     31,891
      Chubb Corp.........................................    910     69,351
      CIGNA Corp.........................................    830     58,117
      Cincinnati Financial Corp..........................    810     36,288
      Hartford Financial Services Group, Inc.............  5,870    375,680
      Humana, Inc.+......................................  5,840    144,949
      Jefferson-Pilot Corp...............................    660     32,465
      Lincoln National Corp..............................    850     39,117
      Marsh & McLennan Cos., Inc.........................  2,510     71,761
      MBIA, Inc..........................................    690     41,372
      MetLife, Inc.......................................  9,810    382,590
      MGIC Investment Corp...............................    470     31,960
      Progressive Corp...................................    960     87,350
      Prudential Financial, Inc..........................  2,500    122,375
      Safeco Corp........................................    600     29,082
      St. Paul Cos., Inc................................. 10,010    365,165
      Torchmark Corp.....................................    530     29,102
      UnitedHealth Group, Inc............................  6,730    557,581
      UnumProvident Corp.................................  5,720     89,060
      Wellpoint Health Networks, Inc., Class A+..........  2,070    258,957
      Xl Capital, Ltd., Class A..........................    660     49,738
                                                                 ----------
                                                                  5,857,663
                                                                 ----------
    Leisure & Tourism -- 0.77%
      Brunswick Corp.....................................    450     21,969
      Carnival Corp......................................  3,040    161,150
      Darden Restaurants, Inc............................    760     20,718
      Electronic Arts, Inc.+.............................  2,500    122,250
      Harley-Davidson, Inc...............................  1,420     82,104
      Harrah's Entertainment, Inc........................    540     33,156
      Hasbro, Inc........................................  4,660     88,680
      Hilton Hotels Corp.................................  1,840     38,014
      International Game Technology......................  1,660     58,681
      Marriott International, Inc., Class A..............  1,100     62,535
      Mattel, Inc........................................  5,460    103,467
      McDonald's Corp.................................... 15,960    490,611
      Sabre Holdings Corp., Class A......................  1,390     32,081
      Starbucks Corp.+...................................  1,900    106,894
      Starwood Hotels & Resorts Worldwide, Inc., Class B.  1,000     52,290
      Wendy's International, Inc.........................    550     19,619
      Yum! Brands, Inc...................................  1,390     63,106
                                                                 ----------
                                                                  1,557,325
                                                                 ----------
    Machinery -- 0.61%
      Caterpillar, Inc...................................  1,640    150,142
      Cooper Industries, Ltd., Class A...................    450     29,840
      Crane Co...........................................    290      8,775
      Cummins, Inc.......................................    210     16,720
      Deere & Co.........................................  1,190     85,359
      Dover Corp.........................................  8,310    336,139
      Illinois Tool Works, Inc...........................  1,460    137,576
      Ingersoll-Rand Co., Class A........................  5,630    418,985
      Pall Corp..........................................    600     16,254
      Rockwell Automation, Inc...........................    890     42,097
                                                                 ----------
                                                                  1,241,887
                                                                 ----------
    Medical - Biomedical/Gene -- 0.72%
      Amgen, Inc.+....................................... 17,760  1,066,310
      Biogen Idec, Inc.+.................................  1,630     95,648
      Genzyme Corp.+.....................................  4,770    267,168
      MedImmune, Inc.+...................................  1,190     31,654
                                                                 ----------
                                                                  1,460,780
                                                                 ----------

8   ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2004
                            - CONTINUED


                                                                 Value
                                                        Shares  (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Medical Technology -- 0.48%
         Baxter International, Inc.....................  2,950 $   93,368
         Biomet, Inc...................................  1,220     58,401
         Boston Scientific Corp.+......................  4,040    140,632
         Chiron Corp.+.................................  2,110     68,723
         Guidant Corp..................................  5,580    361,751
         Quest Diagnostics, Inc........................  1,600    150,000
         Zimmer Holdings, Inc.+........................  1,170     95,472
                                                               ----------
                                                                  968,347
                                                               ----------
       Metals -- 0.40%
         Alcoa, Inc.................................... 12,710    431,886
         Allegheny Technologies, Inc...................    450      9,900
         Freeport-McMoRan Copper & Gold, Inc., Class B.    850     33,261
         Newmont Mining Corp...........................  4,560    215,916
         Nucor Corp....................................    760     40,204
         Phelps Dodge Corp.............................    450     43,708
         United States Steel Corp......................    540     28,274
         Worthington Industries, Inc...................    420      9,034
                                                               ----------
                                                                  812,183
                                                               ----------
       Multimedia -- 1.25%
         Gannett Co., Inc..............................  1,280    105,587
         McGraw-Hill Cos., Inc.........................    910     79,834
         Meredith Corp.................................    240     12,653
         Time Warner, Inc.+............................ 57,470  1,017,794
         Viacom, Inc., Class B......................... 16,840    584,348
         Walt Disney Co................................ 26,990    725,491
                                                               ----------
                                                                2,525,707
                                                               ----------
       Oil & Gas -- 4.11%
         Amerada Hess Corp.............................  3,520    312,752
         Anadarko Petroleum Corp....................... 10,620    739,152
         Apache Corp...................................  1,560     84,334
         Baker Hughes, Inc.............................  1,600     70,928
         BJ Services Co................................    770     39,016
         Burlington Resources, Inc.....................  1,900     88,179
         ChevronTexaco Corp............................ 23,770  1,297,842
         ConocoPhillips................................  8,770    797,982
         Devon Energy Corp.............................  2,320     96,094
         Dynegy, Inc., Class A+........................  1,820     10,283
         El Paso Corp.................................. 16,810    175,496
         EOG Resources, Inc............................    560     42,039
         Exxon Mobil Corp.............................. 65,650  3,364,562
         Halliburton Co................................  2,120     87,662
         Kerr-McGee Corp...............................  6,580    409,473
         Kinder Morgan, Inc............................    600     41,580
         Marathon Oil Corp.............................  1,660     65,470
         Nabors Industries, Ltd.+......................    710     36,920
         Noble Corp.+..................................    650     31,493
         Occidental Petroleum Corp.....................  1,880    113,195
         Peoples Energy Corp...........................    180      8,032
         Rowan Cos., Inc.+.............................    510     13,209
         Schlumberger, Ltd.............................  2,830    185,733
         Sunoco, Inc...................................    360     29,722
         Transocean, Inc.+.............................  1,540     62,016
         Unocal Corp...................................  1,270     58,471
         Valero Energy Corp............................  1,240     58,020
                                                               ----------
                                                                8,319,655
                                                               ----------
       Paper/Forest Products -- 0.29%
         Avery Dennison Corp...........................    530     31,090
         Bemis Co., Inc................................    510     14,198
         Georgia-Pacific Corp..........................  5,140    188,175
         International Paper Co........................  2,330     96,742
         Louisiana-Pacific Corp........................  2,250     55,057
         Meadwestvaco Corp.............................    970     32,641
         Pactiv Corp.+.................................    730     18,141
         Plum Creek Timber Co., Inc....................    880     32,560

                                                                 Value
                                                        Shares  (Note 3)

      -------------------------------------------------------------------
      Paper/Forest Products (continued)
        Sealed Air Corp.+..............................    400 $   20,564
        Temple-Inland, Inc.............................    270     16,089
        Weyerhaeuser Co................................  1,160     76,560
                                                               ----------
                                                                  581,817
                                                               ----------
      Photography -- 0.02%
        Eastman Kodak Co...............................  1,370     44,813
                                                               ----------
      Pollution Control -- 0.05%
        Allied Waste Industries, Inc.+.................  1,520     13,817
        Waste Management, Inc..........................  2,780     82,872
                                                               ----------
                                                                   96,689
                                                               ----------
      Publishing -- 0.14%
        Dow Jones & Co., Inc...........................    390     16,673
        Knight-Ridder, Inc.............................    380     25,874
        New York Times Co., Class A....................    710     29,110
        R. R. Donnelley & Sons Co......................  1,050     36,435
        Tribune Co.....................................  4,220    183,021
                                                               ----------
                                                                  291,113
                                                               ----------
      Railroads & Equipment -- 0.44%
        Burlington Northern Santa Fe Corp..............  1,780     80,171
        CSX Corp.......................................  1,030     39,274
        Norfolk Southern Corp.......................... 20,120    690,719
        Union Pacific Corp.............................  1,240     78,666
                                                               ----------
                                                                  888,830
                                                               ----------
      Real Estate Investment Trusts -- 0.11%
        Apartment Investment & Management Co., Class A.    450     16,367
        Equity Office Properties Trust.................  1,940     53,253
        Equity Residential.............................  1,340     45,171
        Prologis Trust.................................    870     35,000
        Simon Property Group, Inc......................  1,060     65,805
                                                               ----------
                                                                  215,596
                                                               ----------
      Retail -- 3.44%
        Albertson's, Inc...............................  1,760     44,528
        Bed Bath & Beyond, Inc.+.......................  7,770    310,241
        Best Buy Co., Inc..............................  1,560     87,953
        Big Lots, Inc.+................................    550      6,380
        Circuit City Stores, Inc.......................    950     14,811
        Costco Wholesale Corp..........................  2,210    107,406
        CVS Corp....................................... 10,120    459,144
        Dillard's, Inc., Class A.......................    400     10,072
        Dollar General Corp............................  1,580     31,205
        Express Scripts, Inc., Class A+................    370     26,625
        Family Dollar Stores, Inc......................    810     23,733
        Federated Department Stores, Inc...............    860     47,128
        Gap, Inc.......................................  4,340     94,829
        Home Depot, Inc................................ 21,080    880,090
        J.C. Penney Co., Inc...........................  8,380    323,468
        Kohl's Corp.+..................................  4,290    198,026
        Kroger Co.+....................................  3,560     57,601
        Limited Brands, Inc............................  1,940     47,414
        Lowe's Cos., Inc...............................  3,750    207,487
        May Department Stores Co.......................  1,400     39,368
        Nordstrom, Inc.................................    670     29,312
        Office Depot, Inc.+............................  1,500     24,600
        OfficeMax, Inc.................................    420     12,713
        RadioShack Corp................................  3,710    117,125
        Safeway, Inc.+.................................  2,140     41,259
        Sears, Roebuck and Co..........................  1,020     53,071
        Staples, Inc................................... 14,750    470,672
        SUPERVALU, Inc.................................    650     20,534
        Target Corp....................................  9,630    493,249
        Tiffany & Co...................................    700     21,420
        Toys "R" Us, Inc.+.............................  1,030     19,920
        Wal-Mart Stores, Inc........................... 47,300  2,462,438

November 30, 2004 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  9
                                          - CONTINUED


                                                               Value
                                                      Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Retail (continued)
           Walgreen Co...............................  4,920 $  187,846
           Winn-Dixie Stores, Inc....................  1,120      4,480
                                                             ----------
                                                              6,976,148
                                                             ----------
         Savings & Loan -- 0.14%
           Golden West Financial Corp................    730     87,045
           Sovereign Bancorp, Inc....................  1,640     35,834
           Washington Mutual, Inc....................  4,190    170,575
                                                             ----------
                                                                293,454
                                                             ----------
         Schools -- 0.10%
           Apollo Group, Inc., Class A+..............  2,640    210,408
                                                             ----------
         Semiconductors -- 1.52%
           Advanced Micro Devices, Inc.+.............  1,700     36,176
           Altera Corp.+.............................  1,790     40,597
           Analog Devices, Inc.......................  1,810     66,880
           Applied Materials, Inc.+.................. 25,860    430,310
           Applied Micro Circuits Corp.+............. 20,460     75,293
           Broadcom Corp., Class A+..................  1,540     50,081
           Intel Corp................................ 56,350  1,259,422
           KLA-Tencor Corp.+.........................  3,790    170,777
           Linear Technology Corp....................  1,480     56,477
           LSI Logic Corp.+..........................  5,260     27,825
           Maxim Integrated Products, Inc............  1,560     63,898
           Micron Technology, Inc.+..................  2,930     32,464
           National Semiconductor Corp.+............. 10,080    155,837
           Novellus Systems, Inc.+...................    690     18,589
           QLogic Corp.+.............................  2,050     70,500
           Teradyne, Inc.+...........................    930     15,866
           Texas Instruments, Inc.................... 19,330    467,399
           Xilinx, Inc...............................  1,660     51,825
                                                             ----------
                                                              3,090,216
                                                             ----------
         Telecommunications -- 2.68%
           ADC Telecommunications, Inc.+.............  3,880      9,118
           Alltel Corp...............................  5,890    333,904
           Andrew Corp.+.............................  6,510     92,442
           Avaya, Inc.+..............................  2,170     35,631
           BellSouth Corp............................ 10,720    287,510
           CenturyTel, Inc...........................    650     21,398
           Ciena Corp.+..............................  2,730      6,962
           Cisco Systems, Inc.+...................... 64,250  1,202,117
           Citizens Communications Co................  1,590     22,737
           Corning, Inc.+............................  6,690     84,160
           Lucent Technologies, Inc.+................ 20,690     81,312
           Motorola, Inc............................. 24,700    475,722
           Nextel Communications, Inc., Class A+..... 14,320    407,547
           QUALCOMM, Inc............................. 16,830    700,465
           Qwest Communications International, Inc.+.  8,710     34,840
           SBC Communications, Inc................... 27,430    690,413
           Scientific-Atlanta, Inc...................    730     21,623
           Tellabs, Inc.+............................  2,210     18,895
           Verizon Communications, Inc............... 21,720    895,516
                                                             ----------
                                                              5,422,312
                                                             ----------
         Therapeutics -- 0.03%
           Gilead Sciences, Inc.+....................  2,060     70,988
                                                             ----------
         Tobacco -- 0.71%
           Altria Group, Inc......................... 23,310  1,340,092
           Reynolds American, Inc....................    720     54,453
           UST, Inc..................................    790     34,784
                                                             ----------
                                                              1,429,329
                                                             ----------
         Utilities - Communication -- 0.35%
           AT&T Corp.................................  8,750    160,125
           Sprint Corp............................... 23,730    541,281
                                                             ----------
                                                                701,406
                                                             ----------

                                                  Shares/         Value
                                              Principal Amount   (Note 3)

     ----------------------------------------------------------------------
     Utilities - Electric -- 1.43%
       AES Corp.+............................       20,890     $    255,693
       Allegheny Energy, Inc.+...............          660           12,632
       Ameren Corp...........................          930           45,031
       American Electric Power Co., Inc......       18,800          642,396
       Calpine Corp.+........................        2,560            9,933
       CenterPoint Energy, Inc...............        1,470           16,405
       Cinergy Corp..........................          860           35,595
       CMS Energy Corp.+.....................          910            9,282
       Cons. Edison, Inc.....................        1,160           50,866
       Constellation Energy Group, Inc.......          840           36,708
       Dominion Resources, Inc...............        1,580          103,443
       DTE Energy Co.........................          830           36,420
       Duke Energy Corp......................        4,500          113,760
       Edison International, Inc.............        1,560           49,764
       Entergy Corp..........................        1,100           71,302
       Exelon Corp...........................        3,170          132,221
       FirstEnergy Corp......................        1,580           66,723
       FPL Group, Inc........................          890           62,594
       NiSource, Inc.........................        1,260           27,455
       PG&E Corp.+...........................        1,930           64,192
       Pinnacle West Capital Corp............          440           19,448
       PPL Corp..............................        6,780          352,221
       Progress Energy, Inc..................        1,180           51,814
       Public Service Enterprise Group, Inc..        8,590          377,874
       Southern Co...........................        3,540          116,077
       TECO Energy, Inc......................          950           14,212
       TXU Corp..............................        1,430           89,833
       Xcel Energy, Inc......................        1,920           34,675
                                                               ------------
                                                                  2,898,569
                                                               ------------
     Utilities - Gas, Distribution -- 0.04%
       Keyspan Corp..........................          770           30,430
       Nicor, Inc............................          210            7,749
       Sempra Energy.........................        1,110           41,048
                                                               ------------
                                                                     79,227
                                                               ------------
     Utilities - Gas, Pipeline -- 0.02%
       Williams Cos., Inc....................        2,670           44,509
                                                               ------------
     Total Common Stock
        (Cost $83,997,720)...................                   107,107,735
                                                               ------------
     ASSET-BACKED SECURITIES -- 0.85%
     Finance Companies -- 0.43%
       Capital Auto Receivables Asset Trust,
        Series 2002-4 A4:
        2.64% due 03/17/08...................     $870,000          866,923
                                                               ------------
     Financial Services -- 0.42%
       DLJ Commercial Mtg. Corp.:
        7.34% due 10/10/32(7)................      500,000          566,045
       Morgan Stanley Dean Witter
        Capital I:
        7.20% due 10/15/33(7)................      250,000          283,255
                                                               ------------
                                                                    849,300
     Total Asset-Backed Securities
        (Cost $1,748,954)....................                     1,716,223
                                                               ------------
     CORPORATE BONDS -- 9.61%
     Advertising -- 0.10%
       Interpublic Group Cos, Inc.:
        6.25% due 11/15/14...................      203,000          200,673
                                                               ------------
     Airlines -- 0.07%
       Continental Airlines, Inc.:
        9.56% due 09/01/19...................      139,311          139,263
                                                               ------------
     Appliances/Furnishings -- 0.07%
       Maytag Corp.:
        5.00% due 05/15/15...................      164,000          150,323
                                                               ------------

10  ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2004
                            - CONTINUED


                                                 Principal   Value
                                                  Amount    (Note 3)
          -----------------------------------------------------------
          CORPORATE BONDS (continued)
          Automotive -- 0.33%
            Delphi Corp.:
             6.50% due 08/15/13................. $ 89,000  $   88,697
            Ford Motor Co.:
             7.45% due 07/16/31.................  164,000     159,547
            General Motors Corp.:
             8.80% due 03/01/21.................  241,000     254,694
             8.38% due 07/15/33.................  166,000     168,977
                                                           ----------
                                                              671,915
                                                           ----------
          Banks -- 1.39%
            American Express Centurion Bank:
             2.26% due 11/16/09(2)(5)...........  108,000     108,043
            BankBoston Capital Trust IV:
             2.45% due 06/08/28(2)..............  140,000     134,924
            Capital One Bank:
             5.13% due 02/15/14.................   25,000      24,679
            Credit Suisse First Boston:
             6.50% due 05/01/08*................  108,000     116,555
            First Maryland Capital II:
             3.01% due 02/01/27(2)..............  124,000     120,129
            HSBC Bank USA:
             5.88% due 11/01/34.................  203,000     199,819
            Huntington National Bank:
             8.00% due 04/01/10.................  197,000     228,279
            Key Bank NA:
             7.00% due 02/01/11.................   86,000      96,190
             5.80% due 07/01/14.................  197,000     206,121
             4.10% due 06/30/05.................  150,000     151,310
            National City Bank:
             3.38% due 10/15/07.................  197,000     195,461
             2.50% due 04/17/06.................  181,000     179,566
            PNC Funding Corp.:
             5.75% due 08/01/06.................  179,000     186,111
            Rabobank Capital Funding Trust III:
             5.25% due 12/31/16*(3).............  178,000     175,023
            Summit Capital Trust I:
             8.40% due 03/15/27.................  234,000     257,622
            US Bank NA:
             3.90% due 08/15/08.................   26,000      25,997
             3.70% due 08/01/07.................  183,000     183,146
            Wells Fargo & Co.:
             5.13% due 09/01/12.................  142,000     144,849
             4.20% due 01/15/10.................   80,000      79,898
                                                           ----------
                                                            2,813,722
                                                           ----------
          Beverages -- 0.19%
            Coca-Cola Enterprises, Inc.:
             8.50% due 02/01/22.................  159,000     207,105
            PepsiCo, Inc.:
             3.20% due 05/15/07.................  179,000     177,851
                                                           ----------
                                                              384,956
                                                           ----------

          Broadcasting -- 0.77%
            Clear Channel Communications, Inc.:
             7.65% due 09/15/10.................   90,000     102,024
             6.00% due 11/01/06.................  109,000     113,443
             5.00% due 03/15/12.................  108,000     106,138
            Comcast Corp.:
             6.88% due 06/15/09.................   62,000      68,586
            COX Communications, Inc.:
             7.75% due 08/15/06.................   99,000     105,496
             7.75% due 11/01/10.................  204,000     230,422
            Liberty Media Corp.:
             5.70% due 05/15/13.................   70,000      70,058
             3.38% due 09/17/06(2)..............  141,000     142,820

                                                         Principal   Value
                                                          Amount    (Note 3)

  Broadcasting (continued)
    TCI Communications, Inc.:
     8.75% due 08/01/15................................. $298,000  $  373,653
     7.88% due 02/15/26.................................  122,000     145,226
     6.88% due 02/15/06.................................   95,000      98,650
                                                                   ----------
                                                                    1,556,516
                                                                   ----------
  Chemical -- 0.20%
    E.I. du Pont de Nemours and Co.:
     4.13% due 04/30/10.................................   26,000      25,886
    Lubrizol Corp.:
     6.50% due 10/01/34.................................  231,000     226,499
    Rohm & Haas Co.:
     7.85% due 07/15/29.................................  125,000     157,194
                                                                   ----------
                                                                      409,579
                                                                   ----------
  Commercial Services -- 0.17%
    Hertz Corp.:
     7.63% due 06/01/12.................................  106,000     115,008
     6.90% due 08/15/14.................................   55,000      56,636
     4.70% due 10/02/06.................................  162,000     163,723
                                                                   ----------
                                                                      335,367
                                                                   ----------
  Drugs -- 0.32%
    American Home Products Corp.:
     6.70% due 03/15/11.................................   93,000     103,696
    Merck & Co., Inc.:
     5.95% due 12/01/28.................................   48,000      48,244
     2.50% due 03/30/07.................................  108,000     104,883
    Pfizer, Inc.:
     2.50% due 03/15/07.................................  167,000     163,843
    Schering-Plough Corp.:
     6.50% due 12/01/33.................................  121,000     131,385
    Wyeth:
     6.45% due 02/01/24.................................   84,000      86,997
                                                                   ----------
                                                                      639,048
                                                                   ----------
  Finance Companies -- 0.78%
    Ford Motor Credit Co.:
     7.38% due 10/28/09.................................  173,000     185,730
     7.00% due 10/01/13.................................   90,000      93,899
     2.07% due 3/13/07(2)...............................   93,000      91,443
    General Motors Acceptance Corp.:
     7.25% due 03/02/11.................................  179,000     186,616
     6.75% due 12/01/14.................................  281,000     277,180
     3.08% due 09/23/08(2)..............................  138,000     136,260
    Household Finance Corp.:
     3.38% due 02/21/06.................................  146,000     146,288
     4.13% due 11/16/09.................................  179,000     177,012
    National Rural Utilities Cooperative Finance Corp.:
     3.88% due 02/15/08.................................  146,000     146,094
    Sprint Capital Corp.:
     6.13% due 11/15/08.................................  140,000     149,334
                                                                   ----------
                                                                    1,589,856
                                                                   ----------
  Financial Services -- 1.49%
    CIT Group, Inc.:
     4.13% due 11/03/09.................................  166,000     164,286
     3.65% due 11/23/07.................................   90,000      89,446
    Citigroup, Inc.:
     5.00% due 09/15/14*................................  117,000     116,200
    FPL Group Capital, Inc.:
     3.25% due 04/11/06.................................  167,000     167,112
    General Electric Capital Corp.:
     5.88% due 02/15/12.................................  269,000     287,215
     5.38% due 03/15/07.................................  179,000     186,328
     4.38% due 11/21/11.................................  179,000     176,292
     2.80% due 01/15/07.................................  187,000     184,488
    JPMorgan Chase & Co.:
     6.63% due 03/15/12.................................  141,000     156,814
     5.25% due 05/30/07.................................  176,000     182,996

November 30, 2004 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  11
                                          - CONTINUED


                                                    Principal   Value
                                                     Amount    (Note 3)
        ----------------------------------------------------------------
        CORPORATE BONDS (continued)
        Financial Services (continued)
          JPMorgan Chase Capital XIII:
           2.88% due 09/30/34(2)................... $141,000  $  139,107
          Lehman Brothers Holdings, Inc.:
           6.63% due 01/18/12......................  116,000     129,030
          Merrill Lynch & Co., Inc.:
           5.00% due 01/15/15......................  166,000     163,278
          Morgan Stanley:
           6.75% due 04/15/11......................  115,000     128,222
          Pricoa Global Funding I:
           4.35% due 06/15/08*.....................   58,000      58,611
          Principal Life Global Funding:
           5.13% due 06/28/07*.....................  100,000     103,276
          Salomon Smith Barney Holdings, Inc.:
           5.88% due 03/15/06......................   26,000      26,892
          TIAA Global Markets:
           4.13% due 11/15/07*.....................  242,000     244,819
          Tyco International Group SA:
           4.44% due 06/15/07*.....................  133,000     134,915
          Washington Mutual Finance Corp.:
           6.25% due 05/15/06......................  170,000     177,357
                                                              ----------
                                                               3,016,684
                                                              ----------
        Hospital Management -- 0.04%
          HCA, Inc.:
           7.13% due 06/01/06......................   72,000      75,019
                                                              ----------
        Household Products -- 0.08%
          Clorox Co.:
           5.00% due 01/15/15*.....................  170,000     169,464
                                                              ----------
        Information Processing - Services -- 0.07%
          Computer Sciences Corp.:
           6.75% due 06/15/06......................  126,000     132,402
                                                              ----------
        Insurance -- 0.61%
          Assurant, Inc.:
           6.75% due 02/15/34......................  102,000     106,759
           5.63% due 02/15/14......................   64,000      64,758
          Fidelity National Financial, Inc.:
           7.30% due 08/15/11......................  236,000     263,109
          ING Security Life Institutional Funding:
           2.70% due 02/15/07*.....................  141,000     138,081
          Kingsway America, Inc.:
           7.50% due 02/01/14......................   78,000      80,625
          MBIA, Inc.:
           5.70% due 12/01/34......................  102,000      99,143
          Metropolitan Life Global Funding I:
           4.75% due 06/20/07*.....................  233,000     238,518
          Ohio Casualty Corp.:
           7.30% due 06/15/14......................  127,000     132,665
          Selective Insurance Group, Inc.:
           7.25% due 11/15/34*.....................  102,000     101,255
                                                              ----------
                                                               1,224,913
                                                              ----------
        Leisure & Tourism -- 0.09%
          Hilton Hotels Corp.:
           7.50% due 12/15/17......................  165,000     188,607
                                                              ----------
        Multimedia -- 0.26%
          News America Holdings, Inc.:
           7.75% due 12/01/45......................  208,000     247,509
          Time Warner, Inc.:
           6.88% due 06/15/18......................  153,000     168,318
           6.13% due 04/15/06......................  101,000     104,823
                                                              ----------
                                                                 520,650
                                                              ----------
        Oil & Gas -- 0.17%
          Enterprise Products Operating, LP:
           6.65% due 10/15/34*.....................  232,000     232,264

                                                 Principal   Value
                                                  Amount    (Note 3)

          Oil & Gas (continued)
            Pennzoil Co.:
             10.25% due 11/01/05................ $110,000  $  116,101
                                                           ----------
                                                              348,365
                                                           ----------
          Paper/Forest Products -- 0.06%
            Weyerhaeuser Co.:
             6.13% due 03/15/07.................   78,000      82,204
             5.50% due 03/15/05.................   38,000      38,287
                                                           ----------
                                                              120,491
                                                           ----------
          Pollution Control -- 0.05%
            Republic Services, Inc.:
             7.13% due 05/15/09.................   95,000     105,762
                                                           ----------
          Railroads & Equipment -- 0.19%
            Burlington Northern Santa Fe Corp.:
             8.13% due 04/15/20.................  286,000     357,272
            Union Pacific Corp.:
             4.88% due 01/15/15.................   35,000      34,349
                                                           ----------
                                                              391,621
                                                           ----------
          Retail -- 0.31%
            May Department Stores Co.:
             6.65% due 07/15/24*................  175,000     179,711
             3.95% due 07/15/07*................  173,000     173,000
            Wal-Mart Stores, Inc.:
             6.88% due 08/10/09.................  243,000     272,143
                                                           ----------
                                                              624,854
                                                           ----------
          Savings & Loan -- 0.35%
            Downey Financial Corp.:
             6.50% due 07/01/14.................  198,000     203,982
            Washington Mutual Bank FA:
             5.13% due 01/15/15.................  281,000     274,769
            Washington Mutual Capital I:
             8.38% due 06/01/27.................  215,000     237,498
                                                           ----------
                                                              716,249
                                                           ----------
          Telecommunications -- 0.58%
            AT&T Wireless Services, Inc.:
             7.35% due 03/01/06.................  251,000     263,380
            Bell Telephone Co. Pennsylvania:
             8.75% due 08/15/31.................  115,000     148,246
            BellSouth Telecommunications, Inc.:
             5.85% due 11/15/45.................  102,000      95,116
            Citizens Communications Co.:
             9.00% due 08/15/31.................  104,000     113,880
            GTE Corp.:
             7.90% due 02/01/27.................  165,000     178,546
            New York Telephone Co.:
             7.00% due 06/15/13.................  197,000     215,684
            Verizon New York, Inc., Series B:
             7.38% due 04/01/32.................  141,000     156,424
                                                           ----------
                                                            1,171,276
                                                           ----------
          Utilities - Electric -- 0.63%
            Alabama Power Co.:
             2.80% due 12/01/06.................  140,000     138,268
            Georgia Power Co.:
             6.20% due 02/01/06.................  150,000     155,278
            Indianapolis Power & Light Co.:
             6.60% due 01/01/34*................   38,000      39,707
            Kiowa Power Partners LLC:
             5.74% due 03/30/21*................  100,000      99,721
            Old Dominion Electric Cooperative:
             5.68% due 12/01/28.................   50,000      50,941
            PNPP II Funding Corp.:
             9.12% due 05/30/16.................  102,000     119,035

12  ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2004
                            - CONTINUED


                                                Principal   Value
                                                 Amount    (Note 3)
          -----------------------------------------------------------
          CORPORATE BONDS (continued)
          Utilities - Electric (continued)
            Progress Energy, Inc.:
             6.75% due 03/01/06................ $181,000  $   188,276
            PSEG Power, LLC:
             8.63% due 04/15/31................  152,000      192,885
            Virginia Electric and Power Co.:
             5.75% due 03/31/06................  137,000      141,189
             4.10% due 12/15/08................  144,000      143,442
                                                          -----------
                                                            1,268,742
                                                          -----------
          Utilities - Gas, Pipeline -- 0.24%
            Arkla, Inc.:
             8.90% due 12/15/06................  141,000      154,891
            Duke Capital Corp.:
             8.00% due 10/01/19................  179,000      214,005
            Kinder Morgan Energy Partners, LP:
             7.50% due 11/01/10................  110,000      125,991
                                                          -----------
                                                              494,887
                                                          -----------
          Total Corporate Bonds
             (Cost $19,533,578)................            19,461,204
                                                          -----------
          FOREIGN BONDS & NOTES -- 1.85%
          Aerospace/Defense -- 0.09%
            Bombardier, Inc.:
             6.30% due 05/01/14*...............  201,000      180,900
                                                          -----------
          Banks -- 0.19%
            European Investment Bank:
             4.00% due 03/15/05................  150,000      150,819
            HBOS Treasury Services, PLC:
             3.50% due 11/30/07*...............  233,000      231,574
                                                          -----------
                                                              382,393
                                                          -----------
          Financial Services -- 0.07%
            Nationwide Building Society:
             2.63% due 01/30/07*...............  141,000      138,430
                                                          -----------
          Government Agencies -- 0.25%
            Government of United Kingdom:
             2.25% due 07/08/08*...............  110,000      105,414
            Quebec Province Canada:
             7.50% due 09/15/29................  206,000      261,625
            Republic of Italy:
             3.75% due 12/14/07................  133,000      133,157
                                                          -----------
                                                              500,196
                                                          -----------
          Insurance -- 0.23%
            Axis Capital Holdings, Ltd.:
             5.75% due 12/01/14................  215,000      213,117
            XL Capital, Ltd.:
             6.38% due 11/15/24................  251,000      251,408
                                                          -----------
                                                              464,525
                                                          -----------

          Machinery -- 0.03%
            Atlas Copco AB:
             6.50% due 04/01/08*...............   56,000       59,817
                                                          -----------
          Metals -- 0.20%
            Noranda, Inc.:
             7.00% due 07/15/05................   75,000       76,774
             6.00% due 10/15/15................  319,000      331,178
                                                          -----------
                                                              407,952
                                                          -----------
          Oil & Gas -- 0.05%
            ChevronTexaco Capital Co.:
             3.50% due 09/17/07................   75,000       75,121

                                                    Principal    Value
                                                     Amount     (Note 3)

      Oil & Gas (continued)
        EnCana Corp.:
         6.50% due 08/15/34........................ $   25,000 $   26,605
                                                               ----------
                                                                  101,726
                                                               ----------
      Paper/Forest Products -- 0.02%
        Norske Skogsindustrier ASA:
         7.13% due 10/15/33*.......................     34,000     35,333
                                                               ----------
      Real Estate -- 0.11%
        Westfield Capital Corp. Ltd.:
         4.38% due 11/15/10*.......................    233,000    228,370
                                                               ----------
      Telecommunications -- 0.58%
        British Telecommunications, PLC:
         7.88% due 12/15/05........................     26,000     27,229
        Deutsche Telekom International Finance BV:
         8.24% due 06/15/30........................    122,000    156,676
        France Telecom SA:
         8.50% due 03/01/31........................    203,000    268,011
        Koninklijke (Royal) KPN NV:
         8.00% due 10/01/10........................    140,000    164,218
         7.50% due 10/01/05........................    107,000    110,886
        Telecom Italia Capital SA:
         6.00% due 09/30/34*.......................    203,000    193,212
        TELUS Corp.:
         8.00% due 06/01/11........................     50,000     58,512
         7.50% due 06/01/07........................    178,000    193,012
                                                               ----------
                                                                1,171,756
                                                               ----------
      Utilities - Electric -- 0.03%
        Great Lakes Power, Inc.:
         8.30% due 03/01/05........................     70,000     70,826
                                                               ----------
      Total Foreign Bonds & Notes
         (Cost $3,772,138).........................             3,742,224
                                                               ----------

      UNITED STATES GOVERNMENT BONDS -- 19.34%
      Government Agencies -- 13.62%
        Federal Farm Credit Banks:
         2.50% due 03/15/06........................    374,000    371,703
         2.38% due 10/02/06........................    183,000    180,406
        Federal Home Loan Bank:
         5.25% due 06/18/14........................    160,000    166,951
         2.88% due 05/23/06........................    530,000    528,646
         2.75% due 12/15/06........................    370,000    366,444
        Federal Home Loan Mtg. Corp.:
         8.00% due 04/01/30........................     25,123     27,258
         8.00% due 04/01/30........................     22,200     24,087
         8.00% due 07/01/30........................        395        429
         8.00% due 12/01/30........................     90,715     98,426
         7.50% due 04/01/31........................    386,329    414,183
         7.00% due 06/01/32........................    253,614    268,977
         6.88% due 09/15/10........................    680,000    773,301
         6.50% due 11/01/33........................    270,447    283,695
         6.00% due 11/01/33........................    903,525    933,054
         5.50% due 10/01/33........................     25,409     25,757
         5.50% due 07/01/34........................  1,065,927  1,079,822
         5.00% due 03/01/19........................    388,910    394,257
         5.00% due 07/01/19........................    824,364    835,699
         5.00% due 10/01/33........................     37,148     36,797
         5.00% due 02/01/34........................  1,257,707  1,243,628
         5.00% due 03/01/34........................    888,760    878,811
         5.00% due 06/01/34........................  1,182,263  1,169,028
         4.50% due 01/15/14........................    313,000    308,983
         4.50% due 11/01/18........................    745,748    742,449
         4.50% due 07/01/19........................    389,176    386,813
         3.38% due 08/23/07........................    462,000    459,738
         2.85% due 02/23/07........................    680,000    674,956
         2.63% due 09/17/07........................    250,000    244,813
         2.20% due 12/30/05........................    403,000    400,774

November 30, 2004 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  13
                                          - CONTINUED


                                                  Principal     Value
                                                    Amount    (Note 3)
       -----------------------------------------------------------------
       UNITED STATES GOVERNMENT BONDS (continued)
       Government Agencies (continued)
         Federal National Mtg. Assoc.:
          7.50% due 06/01/15..................... $   53,921 $    57,309
          7.00% due 09/01/31.....................    241,839     256,587
          6.63% due 11/15/30.....................    422,000     487,810
          6.50% due 02/01/17.....................    206,124     218,588
          6.50% due 08/01/31.....................    261,602     274,693
          6.50% due 07/01/32.....................     51,758      54,347
          6.50% due 07/01/32.....................    300,638     315,678
          6.00% due 12/01/16.....................    326,933     342,675
          6.00% due 05/01/17.....................    215,135     225,471
          6.00% due 12/01/33.....................    919,365     950,122
          6.00% due 08/01/34.....................  1,314,858   1,358,721
          5.50% due 05/01/18.....................    560,003     578,218
          5.50% due 12/01/33.....................  1,713,839   1,736,461
          5.50% due 12/01/33.....................  1,804,267   1,828,083
          5.00% due 09/01/18.....................    243,842     247,437
          5.00% due 10/01/18.....................    651,575     661,182
          5.00% due 11/01/33.....................     40,062      39,628
          5.00% due 03/01/34.....................    629,866     622,028
          4.50% due 02/01/18.....................    451,778     449,950
          4.50% due 06/01/18.....................    172,682     171,984
          3.41% due 08/30/07.....................    370,000     368,486
          3.38% due 05/15/07.....................    390,000     389,974
          3.25% due 06/28/06.....................    464,000     462,149
          3.13% due 12/15/07.....................    462,000     456,764
          3.00% due 03/02/07.....................    600,000     596,102
          2.77% due 08/25/06.....................    375,000     372,646
         Government National Mtg. Assoc.:
          6.50% due 02/15/29.....................    290,054     306,015
          6.50% due 04/15/31.....................    215,650     227,419
          6.00% due 02/15/29.....................     16,304      16,909
          6.00% due 04/15/29.....................    120,872     125,354
          6.00% due 06/15/29.....................     75,182      78,014
                                                             -----------
                                                              27,596,689
                                                             -----------
       Government Obligations -- 5.72%
         United States Treasury Bonds:
          9.38% due 02/15/06.....................    560,000     603,772
          7.25% due 08/15/22.....................     89,000     112,609
          7.13% due 02/15/23.....................    860,000   1,076,814
          6.88% due 08/15/25.....................    190,000     234,331
          6.25% due 08/15/23.....................    759,000     870,893
          5.38% due 02/15/31.....................  1,426,000   1,500,865
          2.38% due 01/15/25.....................    334,307     346,205
         United States Treasury Notes:
          6.88% due 05/15/06.....................    210,000     222,018
          5.00% due 02/15/11.....................     96,000     101,584
          5.00% due 08/15/11.....................     19,000      20,094
          4.75% due 05/15/14.....................    127,000     130,909
          4.38% due 08/15/12.....................    612,000     620,582
          4.25% due 08/15/13.....................    480,000     478,931
          4.25% due 08/15/14.....................    172,000     170,441
          4.00% due 02/15/14.....................    212,000     206,700
          3.88% due 02/15/13.....................    167,000     163,040
          3.50% due 11/15/06.....................    100,000     100,938
          3.38% due 11/15/08.....................     72,000      71,657
          3.38% due 10/15/09.....................    269,000     265,185
          3.25% due 08/15/08.....................     70,000      69,532
          3.13% due 09/15/08.....................    140,000     138,338
          3.00% due 02/15/09.....................     64,000      62,603
          2.75% due 06/30/06.....................     38,000      37,915
          2.63% due 11/15/06.....................     95,000      94,317
          2.63% due 05/15/08.....................     66,000      64,391
          2.50% due 10/31/06.....................     39,000      38,640
          2.38% due 08/15/06.....................     83,000      82,238

                                                               Principal     Value
                                                                Amount      (Note 3)

Government Obligations (continued)
   2.00% due 08/31/05........................................ $2,850,000  $  2,838,646
   2.00% due 05/15/06........................................     29,000        28,661
   2.00% due 01/15/14........................................    246,538       253,203
   1.88% due 12/31/05........................................     57,000        56,499
   1.88% due 01/31/06........................................     70,000        69,311
   1.63% due 09/30/05........................................    130,000       128,990
   0.88% due 04/15/10........................................    332,634       329,722
                                                                          ------------
                                                                            11,590,574
                                                                          ------------
Total United States Government Bonds
   (Cost $39,157,236)........................................               39,187,263
                                                                          ------------
Total Long-Term Investment Securities -- 84.50%
   (Cost $148,209,626).......................................              171,214,649
                                                                          ------------
SHORT-TERM INVESTMENT SECURITIES -- 7.22%
Commercial Paper -- 6.42%
  San Paolo Financial:
   2.07% due 12/01/04(4).....................................  6,000,000     6,000,000
  UBS Finance, Inc.:
   2.07% due 12/01/04(4).....................................  7,000,000     7,000,000
                                                                          ------------
                                                                            13,000,000
                                                                          ------------
United States Treasury Bills -- 0.80%
  United States Treasury Bills:
   1.53% due 12/02/04(4).....................................    240,000       239,990
   1.79% due 12/02/04(4).....................................     45,000        44,998
   1.81% due 12/30/04(4).....................................  1,350,000     1,348,031
                                                                          ------------
                                                                             1,633,019
                                                                          ------------
Total Short-Term Investment Securities
   (Cost $14,633,019)........................................               14,633,019
                                                                          ------------
REPURCHASE AGREEMENTS -- 7.81%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90% dated 11/30/04, to be repurchased
   12/01/04 in the amount of $1,918,101 and collateralized
   by Federal Home Loan Bank Notes bearing interest at
   4.50% due 05/13/11 and having approximate value of
   $1,978,375 (Cost $1,918,000)(4)...........................  1,918,000     1,918,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90% dated 11/30/04, to be repurchased
   12/01/04 in the amount of $4,126,218 and collateralized
   by Federal Home Loan Mtg. Corp. Notes bearing interest
   at 5.88% due 03/21/11 and having approximate value of
   $4,210,369 (Cost $4,126,000)(4)...........................  4,126,000     4,126,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90% dated 11/30/04, to be repurchased
   12/01/04 in the amount of $3,005,159 and collateralized
   by Federal Home Loan Bank Notes bearing interest at
   4.50% due 11/15/12 and having approximate value of
   $3,065,350 (Cost $3,005,000)(4)...........................  3,005,000     3,005,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90% dated 11/30/04, to be repurchased
   12/01/04 in the amount of $6,767,357 and collateralized
   by Federal National Mtg. Assoc. Notes bearing interest at
   2.11% due 02/23/05 and having approximate value of
   $6,905,300 (Cost $6,767,000)(4)...........................  6,767,000     6,767,000
                                                                          ------------
Total Repurchase Agreements
   (Cost $15,816,000)........................................               15,816,000
                                                                          ------------
TOTAL INVESTMENTS
   (Cost $178,658,645)(6)....................................      99.53%  201,663,668
Other assets less liabilities................................       0.47%      944,741
                                                              ----------  ------------
NET ASSETS --                                                     100.00% $202,608,409
                                                              ==========  ============

14  ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENT (Unaudited)   November 30, 2004
                            - CONTINUED

--------
+  Non-income producing
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2004, the aggregate value of these securities was $3,494,170 representing 1.72% of the net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Security represents an investment in an affiliated company (see Note 4).
(2)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of November 30, 2004.
(3)Variable rate security -- the rate reflected is as of November 30, 2004; maturity date reflects next reset date.
(4)The security or a portion thereof represents collateral for open futures contracts.
(5)Fair valued security (see Note 3).
(6)See Note 6 for cost of investments on a tax basis.
(7)Commercial Mortgaged Back Security

Open Futures Contracts
--------------------------------------------------------------------------------
Number of                Expiration    Value at      Value as of     Unrealized
Contracts  Description      Date      Trade Date  November 30, 2004 Appreciation
--------------------------------------------------------------------------------
 72 Long  S&P 500 Index December 2004 $20,282,875    $21,133,800     $  850,925
 11 Long  S&P 500 Index December 2004   3,122,287      3,228,775        106,488
 14 Long  S&P 500 Index December 2004   3,960,825      4,109,350        148,525
                                                                     ----------
                                                                      1,105,938
                                                                     ==========

See Notes to Financial Statements

November 30, 2004    BLUE CHIP GROWTH FUND - PORTFOLIO PROFILE (Unaudited)     15

Industry Allocation*

                   Financial Services................  11.06%
                   Insurance.........................   7.12%
                   Retail............................   6.73%
                   Information Processing -- Software   6.72%
                   Banks.............................   6.42%
                   Information Processing -- Services   5.04%
                   Conglomerates.....................   4.94%
                   Oil & Gas.........................   4.90%
                   Semiconductors....................   4.66%
                   Leisure & Tourism.................   4.45%
                   Telecommunications................   4.27%
                   Drugs.............................   4.17%
                   Multimedia........................   3.35%
                   Information Processing -- Hardware   3.03%
                   Hospital Supplies.................   2.88%
                   Automotive........................   2.21%
                   Medical -- Biomedical/Gene........   2.18%
                   Aerospace/Defense.................   1.94%
                   Broadcasting......................   1.54%
                   Freight...........................   1.47%
                   Metals............................   1.31%
                   Registered Investment Companies...   1.13%
                   Collective Investment Pool........   0.97%
                   Beverages.........................   0.96%
                   Household Products................   0.95%
                   Medical Technology................   0.92%
                   Finance Companies.................   0.87%
                   Therapeutics......................   0.76%
                   Commercial Services...............   0.74%
                   Schools...........................   0.66%
                   Machinery.........................   0.60%
                   Tobacco...........................   0.50%
                   Healthcare........................   0.43%
                   Foods.............................   0.36%
                   Publishing........................   0.28%
                   Advertising.......................   0.24%
                   Chemical..........................   0.16%
                   Optical Instruments & Lenses......   0.02%
                                                      ------
                                                      100.94%
                                                      ======

*  Calculated as a percentage of net assets.

16  BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2004


                                                                   Value
                                                          Shares  (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK -- 98.84%
    Advertising -- 0.24%
      Omnicom Group, Inc.................................  1,400 $  113,400
                                                                 ----------
    Aerospace/Defense -- 1.94%
      General Dynamics Corp..............................  2,000    216,720
      Honeywell International, Inc.......................  6,700    236,711
      Lockheed Martin Corp...............................  6,900    419,796
      Rockwell Collins, Inc..............................  1,400     55,804
                                                                 ----------
                                                                    929,031
                                                                 ----------
    Automotive -- 2.21%
      Danaher Corp....................................... 18,540  1,054,555
                                                                 ----------
    Banks -- 6.42%
      Bank of America Corp............................... 11,900    550,613
      Bank of New York Co., Inc..........................  7,300    240,243
      Mellon Financial Corp.............................. 13,400    391,548
      Northern Trust Corp................................  8,800    413,952
      State Street Bank & Trust Co....................... 16,300    726,328
      U.S. Bancorp....................................... 10,970    325,041
      Wells Fargo & Co...................................  6,800    420,036
                                                                 ----------
                                                                  3,067,761
                                                                 ----------
    Beverages -- 0.96%
      Coca-Cola Co.......................................  1,830     71,937
      PepsiCo, Inc.......................................  7,740    386,304
                                                                 ----------
                                                                    458,241
                                                                 ----------
    Broadcasting -- 1.54%
      Clear Channel Communications, Inc..................  4,100    138,088
      Comcast Corp., Special Class A+....................  7,600    225,340
      EchoStar Communications Corp., Class A+............  9,500    311,505
      Liberty Media Corp.+...............................  5,800     59,914
                                                                 ----------
                                                                    734,847
                                                                 ----------
    Chemical -- 0.16%
      Potash Corp. of Saskatchewan, Inc.#................  1,000     76,580
                                                                 ----------
    Commercial Services -- 0.74%
      Accenture, Ltd., Class A+..........................  5,300    137,482
      Cendant Corp.......................................  9,500    215,365
                                                                 ----------
                                                                    352,847
                                                                 ----------
    Conglomerates -- 4.94%
      3M Co..............................................    460     36,611
      General Electric Co................................ 40,450  1,430,312
      Tyco International, Ltd............................ 26,200    890,014
                                                                 ----------
                                                                  2,356,937
                                                                 ----------
    Drugs -- 4.17%
      Abbott Laboratories................................  4,110    172,456
      Elan Corp., PLC Sponsored ADR+#....................  5,300    139,920
      Eli Lilly & Co.....................................  1,600     85,328
      Forest Laboratories, Inc.+.........................  4,180    162,895
      Pfizer, Inc........................................ 33,020    916,965
      Teva Pharmaceutical Industries, Ltd. Sponsored ADR.  8,000    218,240
      Wyeth..............................................  7,420    295,835
                                                                 ----------
                                                                  1,991,639
                                                                 ----------
    Finance Companies -- 0.87%
      SLM Corp...........................................  8,100    414,477
                                                                 ----------
    Financial Services -- 11.06%
      American Express Co................................ 11,800    657,378
      Ameritrade Holding Corp.+.......................... 22,600    314,818
      Charles Schwab Corp................................ 14,700    158,466
      Citigroup, Inc..................................... 35,286  1,579,049
      Fannie Mae.........................................  3,250    223,275
      Franklin Resources, Inc............................  7,700    505,351
      Freddie Mac........................................  4,300    293,518
      Goldman Sachs Group, Inc...........................  4,500    471,420
      Legg Mason, Inc....................................  6,500    442,910

                                                                Value
                                                       Shares  (Note 3)

       -----------------------------------------------------------------
       Financial Services (continued)
         Merrill Lynch & Co., Inc.....................  8,000 $  445,680
         Morgan Stanley...............................  3,700    187,775
                                                              ----------
                                                               5,279,640
                                                              ----------
       Foods -- 0.36%
         Sysco Corp...................................  4,950    172,013
                                                              ----------
       Freight -- 1.47%
         United Parcel Service, Inc., Class B.........  8,330    700,970
                                                              ----------
       Healthcare -- 0.43%
         Anthem, Inc..................................  2,040    206,713
                                                              ----------
       Hospital Supplies -- 2.88%
         Johnson & Johnson............................  9,570    577,262
         Medtronic, Inc............................... 10,400    499,720
         St. Jude Medical, Inc.+......................  3,420    130,439
         Stryker Corp.................................  3,800    167,162
                                                              ----------
                                                               1,374,583
                                                              ----------
       Household Products -- 0.95%
         Fortune Brands, Inc..........................  2,500    196,200
         Gillette Co..................................  1,850     80,456
         Procter & Gamble Co..........................  3,270    174,880
                                                              ----------
                                                                 451,536
                                                              ----------
       Information Processing - Hardware -- 3.03%
         Dell, Inc.+.................................. 22,990    931,555
         International Business Machines Corp.........  1,300    122,512
         Juniper Networks, Inc.+...................... 10,170    279,980
         Lexmark International, Inc., Class A+........  1,320    112,068
                                                              ----------
                                                               1,446,115
                                                              ----------
       Information Processing - Services -- 5.04%
         Affiliated Computer Services, Inc., Class A+.  4,550    269,269
         eBay, Inc.+..................................  5,520    620,724
         First Data Corp..............................  6,000    246,540
         Fiserv, Inc.+................................  5,050    194,475
         Google, Inc.+#...............................    600    109,800
         IAC/InterActive Corp.+#......................  7,900    195,051
         Symantec Corp.+..............................  2,500    159,525
         Yahoo!, Inc.+................................ 16,240    610,949
                                                              ----------
                                                               2,406,333
                                                              ----------
       Information Processing - Software -- 6.72%
         Adobe Systems, Inc...........................  6,810    412,414
         Automatic Data Processing, Inc...............  3,400    154,802
         ChoicePoint, Inc.+...........................  1,800     78,930
         Intuit, Inc.+................................  7,000    292,880
         Microsoft Corp............................... 56,130  1,504,845
         Oracle Corp.+................................ 21,750    275,355
         SAP AG Sponsored ADR.........................  7,700    342,650
         VERITAS Software Corp.+......................  6,700    146,730
                                                              ----------
                                                               3,208,606
                                                              ----------
       Insurance -- 7.12%
         American International Group, Inc.(1)........  3,000    190,050
         Hartford Financial Services Group, Inc.......  7,000    448,000
         Marsh & McLennan Cos., Inc...................  7,600    217,284
         St. Paul Cos., Inc...........................  4,242    154,748
         UnitedHealth Group, Inc...................... 19,340  1,602,319
         Wellpoint Health Networks, Inc., Class A+....  6,290    786,879
                                                              ----------
                                                               3,399,280
                                                              ----------
       Leisure & Tourism -- 4.45%
         Carnival Corp................................ 11,500    609,615
         Electronic Arts, Inc.+.......................    200      9,780
         Harley-Davidson, Inc.........................  5,800    335,356
         International Game Technology................ 17,200    608,020
         Marriott International, Inc., Class A........  3,100    176,235

November 30, 2004 BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)  17
                                          - CONTINUED


                                                           Value
                                                  Shares  (Note 3)
            -------------------------------------------------------
            COMMON STOCK (continued)
            Leisure & Tourism (continued)
              McDonald's Corp....................  5,400 $  165,996
              Starbucks Corp.+...................  3,910    219,977
                                                         ----------
                                                          2,124,979
                                                         ----------
            Machinery -- 0.60%
              Deere & Co.........................  4,000    286,920
                                                         ----------
            Medical - Biomedical/Gene -- 2.18%
              Amgen, Inc.+....................... 11,920    715,677
              Biogen Idec, Inc.+.................  3,200    187,776
              Genentech, Inc.+...................  2,890    139,442
                                                         ----------
                                                          1,042,895
                                                         ----------
            Medical Technology -- 0.92%
              Biomet, Inc........................  3,100    148,397
              Boston Scientific Corp.+...........  5,800    201,898
              Guidant Corp.......................  1,400     90,762
                                                         ----------
                                                            441,057
                                                         ----------
            Metals -- 1.31%
              BHP Billiton, Ltd.................. 16,900    201,534
              Nucor Corp.........................  8,000    423,200
                                                         ----------
                                                            624,734
                                                         ----------
            Multimedia -- 3.35%
              E.W. Scripps Co., Class A..........  5,900    275,766
              McGraw-Hill Cos., Inc..............    300     26,319
              News Corp.......................... 18,200    321,958
              Time Warner, Inc.+................. 25,200    446,292
              Viacom, Inc., Class B.............. 15,228    528,412
                                                         ----------
                                                          1,598,747
                                                         ----------
            Oil & Gas -- 4.90%
              Baker Hughes, Inc.................. 13,200    585,156
              BJ Services Co.....................  5,100    258,417
              ChevronTexaco Corp.................  4,600    251,160
              Murphy Oil Corp....................  1,000     85,310
              Schlumberger, Ltd..................  9,500    623,485
              Smith International, Inc.+.........  7,900    478,503
              Transocean, Inc.+..................  1,500     60,405
                                                         ----------
                                                          2,342,436
                                                         ----------
            Optical Instruments & Lenses -- 0.02%
              Alcon, Inc.........................    100      7,452
                                                         ----------
            Publishing -- 0.28%
              Washington Post Co., Class B.......    142    133,196
                                                         ----------
            Retail -- 6.73%
              Amazon.com, Inc.+..................  1,200     47,616
              Best Buy Co., Inc.................. 10,140    571,693
              CVS Corp...........................  1,200     54,444
              Home Depot, Inc.................... 18,550    774,463
              Kohl's Corp.+......................  3,300    152,328
              Target Corp........................ 15,425    790,068
              Wal-Mart Stores, Inc............... 15,860    825,672
                                                         ----------
                                                          3,216,284
                                                         ----------

                                                     Shares/         Value
                                                 Principal Amount   (Note 3)

 -----------------------------------------------------------------------------
 Schools -- 0.66%
   Apollo Group, Inc., Class A+.................        3,982     $   317,365
                                                                  -----------
 Semiconductors -- 4.66%
   Analog Devices, Inc..........................        9,720         359,154
   Applied Materials, Inc.+.....................        1,680          27,955
   Intel Corp...................................       21,170         473,149
   KLA-Tencor Corp.+............................        1,500          67,590
   Maxim Integrated Products, Inc...............       12,550         514,048
   Microchip Technology, Inc....................        1,700          47,906
   QLogic Corp.+................................        2,900          99,731
   Texas Instruments, Inc.......................       10,410         251,714
   Xilinx, Inc..................................       12,330         384,943
                                                                  -----------
                                                                    2,226,190
                                                                  -----------
 Telecommunications -- 4.27%
   Cisco Systems, Inc.+.........................       38,640         722,955
   Corning, Inc.+...............................       10,100         127,058
   Nextel Communications, Inc., Class A+........       20,200         574,892
   Nokia OYJ Sponsored ADR......................        2,300          37,191
   QUALCOMM, Inc................................        8,120         337,954
   TELUS Corp...................................        1,200          30,480
   Vodafone Group, PLC Sponsored ADR............        7,600         207,252
                                                                  -----------
                                                                    2,037,782
                                                                  -----------
 Therapeutics -- 0.76%
   Gilead Sciences, Inc.+.......................       10,520         362,519
                                                                  -----------
 Tobacco -- 0.50%
   Altria Group, Inc............................        4,180         240,308
                                                                  -----------
 Total Long-Term Investment Securities -- 98.84%
    (Cost $41,140,714)..........................                   47,198,968
                                                                  -----------
 SHORT-TERM INVESTMENT SECURITIES -- 2.10%
 Collective Investment Pool -- 0.97%
   Securities Lending Quality Trust(2)..........     $462,025         462,025
                                                                  -----------
 Registered Investment Companies -- 1.13%
   T. Rowe Price Reserve Investment Fund........      539,995         539,995
                                                                  -----------
 Total Short-Term Investment Securities
    (Cost $1,002,020)...........................                    1,002,020
                                                                  -----------
 TOTAL INVESTMENTS
    (Cost $42,142,734)(3).......................       100.94%     48,200,988
 Liabilities in excess of other assets..........        (0.94)%      (449,148)
                                                     --------     -----------
 NET ASSETS --                                         100.00%    $47,751,840
                                                     ========     ===========

--------
ADR American Depository Receipt
+   Non-income producing security
#   The security or a portion thereof is out on loan (see Note 3).
(1) Security represents an investment in an affiliated company (see Note 4).
(2) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(3) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

18   CAPITAL CONSERVATION FUND - PORTFOLIO PROFILE (Unaudited)   November 30, 2004

Industry Allocation*

                   Government Agencies...............  43.49%
                   Government Obligations............  14.92%
                   Financial Services................   6.33%
                   Banks.............................   4.77%
                   Finance Companies.................   4.21%
                   Telecommunications................   3.53%
                   Insurance.........................   2.65%
                   Broadcasting......................   2.31%
                   Utilities -- Electric.............   2.10%
                   Collective Investment Pool........   2.09%
                   Repurchase Agreement..............   1.21%
                   Drugs.............................   1.07%
                   Savings & Loan....................   1.01%
                   Retail............................   0.97%
                   Automotive........................   0.96%
                   Foreign Government Agencies.......   0.83%
                   Oil & Gas.........................   0.82%
                   Multimedia........................   0.78%
                   Utilities -- Gas, Pipeline........   0.76%
                   Commercial Services...............   0.75%
                   Airlines..........................   0.71%
                   Metals............................   0.62%
                   Railroads & Equipment.............   0.59%
                   Chemical..........................   0.55%
                   Beverages.........................   0.53%
                   Leisure & Tourism.................   0.43%
                   Real Estate.......................   0.34%
                   Paper/Forest Products.............   0.32%
                   Advertising.......................   0.28%
                   Aerospace/Defense.................   0.25%
                   Household Products................   0.25%
                   Appliances/Furnishings............   0.22%
                   Hospital Management...............   0.17%
                   Information Processing -- Services   0.16%
                   Pollution Control.................   0.14%
                   Machinery.........................   0.10%
                   Electronics/Electrical Equipment..   0.06%
                                                      ------
                                                      101.28%
                                                      ======

Credit Quality+#

                         Government -- Agency..  44.63%
                         Government -- Treasury  15.23%
                         AAA...................   4.24%
                         AA....................   3.38%
                         A.....................  12.39%
                         BBB...................  15.23%
                         BB....................   2.60%
                         B.....................   0.51%
                         CCC...................   0.13%
                         C.....................   0.02%
                         Not Rated@............   1.64%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of Net Assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

November 30, 2004     CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS      19
                                          (Unaudited)


                                                      Principal    Value
                                                       Amount     (Note 3)
    -----------------------------------------------------------------------
    ASSET-BACKED SECURITIES -- 3.34%
    Finance Companies -- 1.72%
      Honda Auto Receivables Owner
       Trust, Series 2003-3 A4:
       2.77% due 11/21/08............................ $1,000,000 $  990,286
      Honda Auto Receivables Owner
       Trust, Series 2002-4 A4:
       2.70% due 03/17/08............................    500,000    497,364
                                                                 ----------
                                                                  1,487,650
                                                                 ----------
    Finance Services -- 1.62%
      Bear Stearns Commercial Mtg. Securities, Inc.:
       6.02% due 02/14/31............................    250,000    267,977
      DLJ Commercial Mtg. Corp.
       7.34% due 10/10/32............................  1,000,000  1,132,089
                                                                 ----------
                                                                  1,400,066
                                                                 ----------
    Total Asset Backed Securities
      (Cost $2,865,805)..............................             2,887,716
                                                                 ----------
    CORPORATE BONDS -- 30.45%
    Advertising -- 0.28%
      Interpublic Group Cos, Inc.:
       6.25% due 11/15/14............................    243,000    240,214
                                                                 ----------
    Airlines -- 0.71%
      American Airlines, Inc.:
       6.82% due 05/23/11............................    150,000    139,742
      Atlas Air, Inc.:
       8.71% due 01/02/19............................    173,239    173,516
       7.20% due 01/02/19............................     87,405     84,775
      Continental Airlines, Inc.:
       9.56% due 09/01/19............................    198,592    198,524
      Delta Air Lines, Inc.:
       10.00% due 08/15/08...........................     25,000     16,375
                                                                 ----------
                                                                    612,932
                                                                 ----------
    Appliances/Furnishings -- 0.22%
      Maytag Corp.:
       5.00% due 05/15/15#...........................    208,000    190,654
                                                                 ----------
    Automotive -- 0.96%
      Delphi Corp.:
       6.50% due 08/15/13............................    114,000    113,612
      Ford Motor Co.:
       7.45% due 07/16/31#...........................    216,000    210,136
      General Motors Corp.:
       8.80% due 03/01/21............................    288,000    304,364
       8.38% due 07/15/33#...........................    197,000    200,533
                                                                 ----------
                                                                    828,645
                                                                 ----------
    Banks -- 4.20%
      American Express Centurion Bank:
       2.26% due 11/16/09(1)(2)......................    137,000    137,055
      BankBoston Capital Trust IV:
       3.04% due 06/08/28(2).........................    201,000    193,712
      Credit Suisse First Boston:
       6.50% due 05/01/08*...........................    137,000    147,852
      First Maryland Capital II:
       3.01% due 02/01/27(2).........................    177,000    171,475
      HSBC Bank USA:
       5.88% due 11/01/34............................    243,000    239,192
      Huntington National Bank:
       8.00% due 04/01/10............................    250,000    289,694
      Key Bank NA:
       7.00% due 02/01/11#...........................    105,000    117,442
       5.80% due 07/01/14............................    250,000    261,575
       4.10% due 06/30/05............................    200,000    201,746
      National City Bank:
       3.38% due 10/15/07............................    250,000    248,047
      National City Bank, Cleveland:
       2.50% due 04/17/06............................    233,000    231,154

                                                 Principal   Value
                                                  Amount    (Note 3)
          Banks (continued)
            PNC Funding Corp.:
             5.75% due 08/01/06................. $241,000  $  250,574
            Rabobank Capital Funding Trust III:
             5.25% due 12/31/16*(3).............  226,000     222,221
            Summit Capital Trust I:
             8.40% due 03/15/27.................  280,000     308,265
            US Bank NA:
             3.90% due 08/15/08.................   34,000      33,996
             3.70% due 08/01/07.................  224,000     224,179
            Wells Fargo & Co.:
             5.13% due 09/01/12.................  228,000     232,574
             4.20% due 01/15/10.................  114,000     113,855
                                                           ----------
                                                            3,624,608
                                                           ----------
          Beverages -- 0.53%
            Coca-Cola Enterprises, Inc.:
             8.50% due 02/01/22.................  189,000     246,182
            PepsiCo, Inc.:
             3.20% due 05/15/07.................  217,000     215,607
                                                           ----------
                                                              461,789
                                                           ----------
          Broadcasting -- 2.31%
            Clear Channel Communications, Inc.:
             7.65% due 09/15/10.................  114,000     129,230
             6.00% due 11/01/06.................  112,000     116,566
             5.00% due 03/15/12.................  137,000     134,637
            Comcast Corp.:
             6.88% due 06/15/09.................  109,000     120,579
            COX Communications, Inc.:
             7.75% due 08/15/06.................  143,000     152,383
             7.75% due 11/01/10.................  242,000     273,344
            Liberty Media Corp.:
             3.38% due 09/17/06(2)..............  201,000     203,595
            TCI Communications, Inc.:
             8.75% due 08/01/15.................  378,000     473,963
             7.88% due 02/15/26.................  146,000     173,795
             6.88% due 02/15/06.................  110,000     114,226
            Young Broadcasting, Inc.:
             10.00% due 03/01/11................  100,000     106,250
                                                           ----------
                                                            1,998,568
                                                           ----------
          Chemical -- 0.55%
            E.I. du Pont de Nemours and Co.:
             4.13% due 04/30/10.................   34,000      33,850
            Lubrizol Corp.:
             6.50% due 10/01/34.................  276,000     270,623
            Rohm & Haas Co.:
             7.85% due 07/15/29.................  138,000     173,542
                                                           ----------
                                                              478,015
                                                           ----------
          Commercial Services -- 0.75%
            Crown Cork & Seal Co., Inc.:
             8.00% due 04/15/23.................   70,000      68,950
            Hertz Corp.:
             7.63% due 06/01/12.................  137,000     148,642
             6.90% due 08/15/14#................   66,000      67,963
             4.70% due 10/02/06.................  249,000     251,649
            Rent-Way, Inc.:
             11.88% due 06/15/10................  100,000     113,000
                                                           ----------
                                                              650,204
                                                           ----------
          Drugs -- 1.07%
            American Home Products Corp.:
             6.70% due 03/15/11................. $111,000  $  123,766
            Merck & Co., Inc.:
             5.95% due 12/01/28#................  115,000     115,584
             2.50% due 03/30/07.................  137,000     133,046
            Pfizer, Inc.:
             2.50% due 03/15/07.................  255,000     250,180
            Schering-Plough Corp.:
             6.50% due 12/01/33.................  148,000     160,702
            Wyeth:
             6.45% due 02/01/24.................  132,000     136,710
                                                           ----------
                                                              919,988
                                                           ----------

20      CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS      November 30, 2004
                      (Unaudited) - CONTINUED


                                                         Principal   Value
                                                          Amount    (Note 3)
  ---------------------------------------------------------------------------
  CORPORATE BONDS (continued)
  Electronics/Electrical Equipment -- 0.06%
    Xerox Corp.:
     6.88% due 08/15/11................................. $ 50,000  $   52,875
                                                                   ----------
  Finance Companies -- 2.49%
    Ford Motor Credit Co.:
     7.38% due 10/28/09.................................  254,000     272,690
     7.00% due 10/01/13#................................  114,000     118,939
     2.07% due 03/13/07(2)..............................  196,000     192,718
    General Motors Acceptance Corp.:
     7.25% due 03/02/11.................................  228,000     237,700
     6.75% due 12/01/14#................................  349,000     344,256
     3.08% due 09/23/08(2)..............................  192,000     189,580
    Household Finance Corp.:
     4.13% due 11/16/09.................................  228,000     225,468
     3.38% due 02/21/06.................................  194,000     194,383
    National Rural Utilities Cooperative Finance Corp.:
     3.88% due 02/15/08#................................  201,000     201,129
    Sprint Capital Corp.:
     6.13% due 11/15/08.................................  162,000     172,801
                                                                   ----------
                                                                    2,149,664
                                                                   ----------
  Financial Services -- 4.46%
    CIT Group, Inc.:
     4.13% due 11/03/09.................................  211,000     208,821
     3.65% due 11/23/07.................................  114,000     113,298
    Citigroup, Inc.:
     5.00% due 09/15/14*................................  155,000     153,940
    FPL Group Capital, Inc.:
     3.25% due 04/11/06.................................  252,000     252,169
    General Electric Capital Corp.:
     5.88% due 02/15/12.................................  341,000     364,090
     5.38% due 03/15/07.................................  228,000     237,334
     4.38% due 11/21/11.................................  228,000     224,551
     2.80% due 01/15/07.................................  285,000     281,172
    JPMorgan Chase & Co.:
     6.63% due 03/15/12.................................  221,000     245,786
     5.25% due 05/30/07.................................  255,000     265,137
    JPMorgan Chase Capital XIII:
     2.88% due 09/30/34(2)..............................  178,000     175,610
    Lehman Brothers Holdings, Inc.:
     6.63% due 01/18/12.................................  147,000     163,512
    Merrill Lynch & Co., Inc.:
     5.00% due 01/15/15.................................  211,000     207,540
    Pricoa Global Funding I:
     4.35% due 06/15/08*................................  118,000     119,243
    Principal Life Global Funding:
     5.13% due 06/28/07*................................  100,000     103,277
    Salomon Smith Barney Holdings, Inc.:
     5.88% due 03/15/06.................................   34,000      35,167
    TIAA Global Markets:
     4.13% due 11/15/07*................................  281,000     284,273
    Tyco International Group SA:
     4.44% due 06/15/07*................................  189,000     191,721
    Washington Mutual Finance Corp.:
     6.25% due 05/15/06.................................  213,000     222,218
                                                                   ----------
                                                                    3,848,859
                                                                   ----------
  Hospital Management -- 0.17%
    HCA, Inc.:
     6.95% due 05/01/12.................................  100,000     104,385
    Tenet Healthcare Corp.:
     6.50% due 06/01/12.................................   50,000      46,500
                                                                   ----------
                                                                      150,885
                                                                   ----------
  Household Products -- 0.25%
    Clorox Co.:
     5.00% due 01/15/15*................................  216,000     215,319
                                                                   ----------

                                                    Principal   Value
                                                     Amount    (Note 3)
        Information Processing - Services -- 0.16%
          Computer Sciences Corp.:
           6.75% due 06/15/06...................... $134,000  $  140,809
                                                              ----------
        Insurance -- 1.88%
          Assurant, Inc.:
           6.75% due 02/15/34......................  121,000     126,646
           5.63% due 02/15/14......................   92,000      93,089
          Fidelity National Financial, Inc.:
           7.30% due 08/15/11......................  299,000     333,346
          ING Security Life Institutional Funding:
           2.70% due 02/15/07*.....................  221,000     216,425
          Kingsway America, Inc.:
           7.50% due 02/01/14......................  122,000     126,106
          MBIA, Inc.:
           5.70% due 12/01/34......................  121,000     117,611
          Metropolitan Life Global Funding I:
           4.75% due 06/20/07*.....................  296,000     303,010
          Ohio Casualty Corp.:
           7.30% due 06/15/14......................  181,000     189,074
          Selective Insurance Group, Inc.:
           7.25% due 11/15/34*.....................  121,000     120,116
                                                              ----------
                                                               1,625,423
                                                              ----------
        Leisure & Tourism -- 0.43%
          Hilton Hotels Corp.:
           7.50% due 12/15/17......................  209,000     238,902
          MGM Mirage, Inc.:
           6.00% due 10/01/09......................  131,000     134,111
                                                              ----------
                                                                 373,013
                                                              ----------
        Multimedia -- 0.78%
          News America Holdings, Inc.:
           7.75% due 12/01/45......................  270,000     321,286
          Time Warner, Inc.:
           6.88% due 06/15/18......................  191,000     210,122
           6.13% due 04/15/06......................  134,000     139,072
                                                              ----------
                                                                 670,480
                                                              ----------
        Oil & Gas -- 0.76%
          Chesapeake Energy Corp.:
           7.75% due 01/15/15......................   75,000      82,312
          El Paso Production Holding Co.:
           7.75% due 06/01/13......................  150,000     156,375
          Enterprise Products Operating, LP:
           6.65% due 10/15/34*.....................  276,000     276,314
          Pennzoil Co.:
           10.25% due 11/01/05.....................  130,000     137,211
                                                              ----------
                                                                 652,212
                                                              ----------
        Paper/Forest Products -- 0.22%
          Georgia-Pacific Corp.:
           8.00% due 01/15/24......................   25,000      29,000
          Weyerhaeuser Co.:
           6.13% due 03/15/07......................   94,000      99,067
           5.50% due 03/15/05......................   59,000      59,445
                                                              ----------
                                                                 187,512
                                                              ----------
        Pollution Control -- 0.14%
          Allied Waste North America, Inc.:
           5.75% due 02/15/11......................  132,000     120,780
                                                              ----------
        Railroads & Equipment -- 0.59%
          Burlington Northern Santa Fe Corp.:
           8.13% due 04/15/20......................  371,000     463,455
          Union Pacific Corp.:
           4.88% due 01/15/15......................   46,000      45,144
                                                              ----------
                                                                 508,599
                                                              ----------

November 30, 2004     CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS      21
                                    (Unaudited) - CONTINUED


                                                 Principal   Value
                                                  Amount    (Note 3)
          ------------------------------------------------------------
          CORPORATE BONDS (continued)
          Retail -- 0.97%
            May Department Stores Co.:
             6.65% due 07/15/24*................ $209,000  $   214,626
             3.95% due 07/15/07*................  239,000      239,000
            Wal-Mart Stores, Inc.:
             6.88% due 08/10/09.................  343,000      384,136
                                                           -----------
                                                               837,762
                                                           -----------
          Savings & Loan -- 1.01%
            Downey Financial Corp.:
             6.50% due 07/01/14.................  236,000      243,130
            Washington Mutual Bank FA:
             5.13% due 01/15/15.................  356,000      348,106
            Washington Mutual Capital I:
             8.38% due 06/01/27.................  257,000      283,893
                                                           -----------
                                                               875,129
                                                           -----------
          Telecommunications -- 1.77%
            AT&T Wireless Services, Inc.:
             7.35% due 03/01/06.................  319,000      334,734
            Bell Telephone Co. Pennsylvania:
             8.75% due 08/15/31.................  165,000      212,701
            BellSouth Telecommunications, Inc.:
             5.85% due 11/15/45.................  121,000      112,834
            Citizens Communications Co.:
             9.00% due 08/15/31.................  121,000      132,495
            GTE Corp.:
             7.90% due 02/01/27.................  236,000      255,375
            New York Telephone Co.:
             7.00% due 06/15/13.................  250,000      273,711
            Verizon New York, Inc., Series B:
             7.38% due 04/01/32#................  185,000      205,237
                                                           -----------
                                                             1,527,087
                                                           -----------
          Utilities - Electric -- 1.97%
            Alabama Power Co.:
             2.80% due 12/01/06.................  221,000      218,267
            Georgia Power Co.:
             6.20% due 02/01/06.................  200,000      207,037
            Indianapolis Power & Light Co.:
             6.60% due 01/01/34*................   60,000       62,695
            Kiowa Power Partners LLC:
             5.74% due 03/30/21*................  103,000      102,713
            Old Dominion Electric Cooperative:
             5.68% due 12/01/28.................   76,000       77,430
            PNPP II Funding Corp.:
             9.12% due 05/30/16.................  122,000      142,375
            Progress Energy, Inc.:
             6.75% due 03/01/06.................  214,000      222,603
            PSEG Power, LLC:
             8.63% due 04/15/31.................  182,000      230,954
            TECO Energy, Inc.:
             7.50% due 06/15/10.................   25,000       27,688
            Virginia Electric and Power Co.:
             5.75% due 03/31/06.................  181,000      186,534
             4.10% due 12/15/08.................  227,000      226,120
                                                           -----------
                                                             1,704,416
                                                           -----------
          Utilities - Gas, Pipeline -- 0.76%
            Arkla, Inc.:
             8.90% due 12/15/06.................  201,000      220,802
            Duke Capital Corp.:
             8.00% due 10/01/19.................  228,000      272,588
            Kinder Morgan Energy Partners, LP:
             7.50% due 11/01/10.................  139,000      159,207
                                                           -----------
                                                               652,597
                                                           -----------
          Total Corporate Bonds
             (Cost $26,368,275).................            26,299,038
                                                           -----------

          FOREIGN BONDS & NOTES -- 5.78%
          Aerospace/Defense -- 0.25%
            Bombardier, Inc.:
             6.30% due 05/01/14*#...............  239,000      215,100
                                                           -----------

                                                     Principal   Value
                                                      Amount    (Note 3)

       Banks -- 0.57%
         European Investment Bank:
          4.00% due 03/15/05........................ $200,000  $  201,092
         HBOS Treasury Services, PLC:
          3.50% due 11/30/07*.......................  296,000     294,188
                                                               ----------
                                                                  495,280
                                                               ----------
       Financial Services -- 0.25%
         Nationwide Building Society:
          2.63% due 01/30/07*.......................  221,000     216,972
                                                               ----------
       Government Agencies -- 0.83%
         Government of United Kingdom:
          2.25% due 07/08/08*.......................  197,000     188,787
         Quebec Province Canada:
          7.50% due 09/15/29........................  269,000     341,636
         Republic of Italy:
          3.75% due 12/14/07#.......................  189,000     189,224
                                                               ----------
                                                                  719,647
                                                               ----------
       Insurance -- 0.77%
         Axis Capital Holdings, Ltd.:
          5.75% due 12/01/14........................  273,000     270,609
         Fairfax Financial Holdings, Ltd.:
          7.38% due 04/15/18#.......................  100,000      95,250
         XL Capital, Ltd.:
          6.38% due 11/15/24........................  300,000     300,487
                                                               ----------
                                                                  666,346
                                                               ----------
       Machinery -- 0.10%
         Atlas Copco AB:
          6.50% due 04/01/08*.......................   81,000      86,522
                                                               ----------
       Metals -- 0.62%
         Noranda, Inc.:
          7.00% due 07/15/05........................  117,000     119,767
          6.00% due 10/15/15........................  397,000     412,156
                                                               ----------
                                                                  531,923
                                                               ----------
       Oil & Gas -- 0.06%
         EnCana Corp.:
          6.50% due 08/15/34........................   50,000      53,209
                                                               ----------
       Paper/Forest Products -- 0.10%
         Abitibi-Consolidated, Inc.:
          8.55% due 08/01/10........................   25,000      26,937
         Norske Skogsindustrier ASA:
          7.13% due 10/15/33*.......................   53,000      55,077
                                                               ----------
                                                                   82,014
                                                               ----------
       Real Estate -- 0.34%
         Westfield Capital Corp, Ltd.:
          4.38% due 11/15/10*.......................  296,000     290,118
                                                               ----------
       Telecommunications -- 1.76%
         British Telecommunications, PLC:
          7.88% due 12/15/05........................   34,000      35,607
         Deutsche Telekom International Finance BV:
          8.24% due 06/15/30........................  146,000     187,497
         France Telecom SA:
          8.50% due 03/01/31........................  243,000     320,821
         Koninklijke (Royal) KPN NV:
          8.00% due 10/01/10........................  221,000     259,231
          7.50% due 10/01/05........................  149,000     154,411
         Telecom Italia Capital SA:
          6.00% due 09/30/34*.......................  243,000     231,283
         TELUS Corp.:
          8.00% due 06/01/11........................   65,000      76,066
          7.50% due 06/01/07........................  239,000     259,156
                                                               ----------
                                                                1,524,072
                                                               ----------
       Utilities - Electric -- 0.13%
         Great Lakes Power, Inc.:
          8.30% due 03/01/05........................  110,000     111,297
                                                               ----------
       Total Foreign Bonds & Notes
          (Cost $5,018,114).........................            4,992,500
                                                               ----------

22      CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS      November 30, 2004
                      (Unaudited) - CONTINUED


                                                 Principal    Value
                                                  Amount     (Note 3)
        ---------------------------------------------------------------
        UNITED STATES GOVERNMENT BONDS -- 58.41%
        Government Agencies -- 43.49%
          Federal Farm Credit Banks:
           2.50% due 03/15/06................... $  672,000 $   667,872
           2.38% due 10/02/06...................    330,000     325,323
          Federal Home Loan Bank:
           5.25% due 06/18/14...................    280,000     292,163
           2.88% due 05/23/06...................    760,000     758,059
           2.75% due 12/15/06...................    660,000     653,658
          Federal Home Loan Mtg. Corp.:
           8.00% due 01/01/29...................     29,198      31,735
           8.00% due 12/01/29...................     44,625      48,448
           8.00% due 12/01/30...................     52,042      56,465
           8.00% due 01/01/31...................        682         740
           7.50% due 04/01/31...................    424,203     454,787
           7.00% due 11/01/16...................    151,157     160,268
           7.00% due 07/01/32...................     35,554      37,708
           6.88% due 09/15/10...................    971,000   1,104,229
           6.50% due 02/01/33...................    176,426     185,075
           6.00% due 10/01/33...................  1,149,665   1,187,238
           5.50% due 11/01/18...................    907,499     936,679
           5.50% due 10/01/33...................     62,568      63,423
           5.50% due 07/01/34...................  1,456,629   1,475,617
           5.00% due 03/01/19...................    777,818     788,513
           5.00% due 07/01/19...................    824,364     835,699
           5.00% due 10/01/33...................     33,091      32,778
           5.00% due 02/01/34...................  1,838,188   1,817,611
           5.00% due 03/01/34...................    888,760     878,811
           5.00% due 06/01/34...................  1,871,916   1,850,961
           4.50% due 01/15/14...................     70,000      69,102
           4.50% due 11/01/18...................  1,228,290   1,222,857
           4.50% due 07/01/19...................    681,057     676,922
           3.38% due 08/23/07...................    593,000     590,097
           2.85% due 02/23/07...................    971,000     963,797
           2.63% due 09/17/07...................    358,000     350,573
           2.20% due 12/30/05...................    723,000     719,006
          Federal National Mtg. Assoc.:
           7.50% due 11/01/14...................     15,768      16,758
           7.50% due 08/01/15...................      3,312       3,520
           7.00% due 09/01/31...................    745,378     790,832
           6.63% due 11/15/30...................    555,000     641,552
           6.50% due 03/01/17...................    267,986     284,161
           6.50% due 08/01/31...................    152,055     159,663
           6.50% due 07/01/32...................    932,749     979,412
           6.00% due 03/01/16...................      5,316       5,572
           6.00% due 12/01/16...................    169,103     177,245
           6.00% due 11/01/17...................    429,565     450,204
           6.00% due 12/01/33...................  1,548,402   1,600,204
           6.00% due 08/01/34...................  1,878,369   1,941,031
           5.50% due 04/01/33...................  1,788,973   1,814,151
           5.50% due 12/01/33...................  2,039,606   2,066,528
           5.50% due 10/01/34...................    998,952   1,011,494
           5.00% due 08/01/18...................    235,604     239,078
           5.00% due 09/01/18...................    215,288     218,462
           5.00% due 10/01/18...................    814,500     826,508
           5.00% due 10/01/33...................     82,620      81,726
           5.00% due 03/01/34...................    969,025     956,966
           4.50% due 02/01/18...................    384,012     382,458
           4.50% due 06/01/18...................    215,833     214,959
           3.41% due 08/30/07...................     40,000      39,836
           3.38% due 05/15/07...................    680,000     679,955
           3.25% due 06/28/06...................    582,000     579,678
           3.13% due 12/15/07...................    593,000     586,280
           3.00% due 03/02/07...................    665,000     660,679
          Government National Mtg. Assoc.:
           6.50% due 07/15/32...................    303,637     320,202
           6.50% due 09/15/32...................    410,337     432,724
           6.00% due 03/15/29...................     83,228      86,315
           6.00% due 04/15/29...................     82,837      85,910
                                                            -----------
                                                             37,570,277
                                                            -----------

                                                                Principal      Value
                                                                 Amount       (Note 3)

Government Obligations -- 14.92%
  United States Treasury Bonds:
   9.38% due 02/15/06......................................... $  717,000   $   773,044
   7.25% due 08/15/22.........................................    244,000       308,727
   7.13% due 02/15/23.........................................  1,489,000     1,864,390
   6.25% due 08/15/23.........................................    155,000       177,850
   5.38% due 02/15/31.........................................  1,000,000     1,052,500
   2.38% due 01/15/25.........................................    399,759       413,986
  United States Treasury Notes:
   6.88% due 05/15/06.........................................    100,000       105,723
   6.50% due 02/15/10.........................................    263,000       296,882
   5.00% due 08/15/11.........................................     48,000        50,764
   4.25% due 08/15/13.........................................  1,289,000     1,286,129
   4.25% due 08/15/14.........................................     72,000        71,348
   4.00% due 02/15/14.........................................    302,000       294,450
   3.88% due 02/15/13.........................................  1,042,000     1,017,293
   3.38% due 10/15/09.........................................    341,000       336,164
   3.00% due 11/15/07.........................................    110,000       109,175
   3.00% due 02/15/09.........................................     89,000        87,056
   2.75% due 06/30/06.........................................    186,000       185,586
   2.50% due 10/31/06.........................................     65,000        64,401
   2.25% due 02/15/07.........................................     16,000        15,722
   2.00% due 08/31/05.........................................  2,328,000     2,318,725
   2.00% due 05/15/06.........................................     51,000        50,405
   2.00% due 01/15/14.........................................    294,818       302,789
   1.88% due 12/31/05.........................................     89,000        88,218
   1.88% due 01/31/06.........................................     98,000        97,035
   1.63% due 09/30/05.........................................    197,000       195,469
   1.13% due 06/30/05.........................................    937,000       930,119
   0.88% due 04/15/10.........................................    397,758       394,276
                                                                            -----------
                                                                             12,888,226
                                                                            -----------
Total United States Government Bonds
   (Cost $50,385,691).........................................               50,458,503
                                                                            -----------
Total Long-Term Investment Securities -- 97.98%
   (Cost $84,637,885).........................................               84,637,757
                                                                            -----------
SHORT-TERM INVESTMENT SECURITIES -- 2.09%
Collective Investment Pool -- 2.09%
  Securities Lending Quality Trust(4)
   (Cost $1,803,040)..........................................  1,803,040     1,803,040
                                                                            -----------
REPURCHASE AGREEMENT -- 1.21%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90%, dated 11/30/04, to be repurchased
   12/1/04 in the amount of $1,042,055 and collateralized by
   Federal National Mtg. Assoc. Disc. Notes, bearing interest at 1.94%, due 12/15/04 and having an approximate value
   of $1,073,992 (Cost $1,042,000)............................  1,042,000     1,042,000
                                                                            -----------
TOTAL INVESTMENTS
   (Cost $87,482,925)(5)......................................     101.28%   87,482,797
Liabilities in excess of other assets.........................      (1.28)%  (1,101,723)
                                                               ----------   -----------
NET ASSETS --                                                      100.00%  $86,381,074
                                                               ==========   ===========

--------
#  The security or a portion thereof is out on loan (see Note 3).
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At November 30, 2004, the aggregate value of these securities was $4,550,791 representing 5.27% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Fair valued security (see Note 3)
(2)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of November 30, 2004.
(3)Variable rate security -- the rate reflected is as of November 30, 2004; maturity date reflects next reset date.
(4)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(5)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

November 30, 2004      CORE EQUITY FUND - PORTFOLIO PROFILE (Unaudited)        23

Industry Allocation*

                   Financial Services................  8.87%
                   Oil & Gas.........................  8.47%
                   Banks.............................  7.90%
                   Drugs.............................  7.71%
                   Conglomerates.....................  5.75%
                   Information Processing -- Software  4.91%
                   Aerospace/Defense.................  4.43%
                   Retail............................  4.42%
                   Household Products................  4.38%
                   Telecommunications................  4.35%
                   Insurance.........................  4.28%
                   Information Processing -- Hardware  3.10%
                   Multimedia........................  3.02%
                   Hospital Supplies.................  2.97%
                   Leisure & Tourism.................  2.96%
                   Information Processing -- Services  2.79%
                   Utilities -- Electric.............  2.47%
                   Beverages.........................  2.43%
                   Semiconductors....................  2.09%
                   Broadcasting......................  2.05%
                   Metals............................  1.92%
                   Chemical..........................  1.30%
                   Repurchase Agreements.............  1.26%
                   Medical -- Biomedical/Gene........  1.15%
                   Medical Technology................  1.08%
                   Machinery.........................  1.06%
                   Railroads & Equipment.............  0.73%
                   Freight...........................  0.48%
                   Paper/Forest Products.............  0.45%
                   Apparel & Products................  0.40%
                   Schools...........................  0.39%
                   Commercial Services...............  0.26%
                                                      -----
                                                      99.83%
                                                      =====

*  Calculated as a percentage of net assets.

24    CORE EQUITY FUND - SCHEDULE OF INVESTMENTS (Unaudited)     November 30, 2004



                                                                   Value
                                                         Shares   (Note 3)
   -------------------------------------------------------------------------
   COMMON STOCKS -- 98.57%
   Aerospace/Defense -- 4.43%
     Boeing Co.......................................... 128,000 $ 6,856,960
     General Dynamics Corp..............................  23,900   2,589,804
     Honeywell International, Inc....................... 218,000   7,701,940
     Lockheed Martin Corp...............................  52,000   3,163,680
     United Technologies Corp...........................  54,200   5,288,836
                                                                 -----------
                                                                  25,601,220
                                                                 -----------
   Apparel & Products -- 0.40%
     Nike, Inc., Class B................................  27,600   2,336,616
                                                                 -----------
   Banks -- 7.90%
     Bank of America Corp............................... 543,308  25,138,861
     Comerica, Inc......................................  14,000     861,000
     PNC Financial Services Group....................... 105,000   5,712,000
     Wachovia Corp...................................... 128,000   6,624,000
     Wells Fargo & Co................................... 119,000   7,350,630
                                                                 -----------
                                                                  45,686,491
                                                                 -----------
   Beverages -- 2.43%
     Coca-Cola Co....................................... 118,100   4,642,511
     PepsiCo, Inc....................................... 188,950   9,430,495
                                                                 -----------
                                                                  14,073,006
                                                                 -----------
   Broadcasting -- 2.05%
     Comcast Corp., Class A+............................ 130,000   3,905,200
     Comcast Corp., Special Class A+.................... 131,000   3,884,150
     Liberty Media Corp.+............................... 391,000   4,039,030
                                                                 -----------
                                                                  11,828,380
                                                                 -----------
   Chemical -- 1.30%
     Air Products & Chemicals, Inc......................  69,400   3,973,150
     E.I. du Pont de Nemours and Co.....................  78,000   3,534,960
                                                                 -----------
                                                                   7,508,110
                                                                 -----------
   Commercial Services -- 0.26%
     Accenture, Ltd., Class A+..........................  56,950   1,477,283
                                                                 -----------
   Conglomerates -- 5.75%
     General Electric Co................................ 454,300  16,064,048
     ITT Industries, Inc................................  20,700   1,761,984
     Tyco International, Ltd............................ 454,200  15,429,174
                                                                 -----------
                                                                  33,255,206
                                                                 -----------
   Drugs -- 7.71%
     Abbott Laboratories................................ 102,750   4,311,390
     Bristol-Myers Squibb Co............................ 158,000   3,713,000
     Elan Corp., PLC Sponsored ADR+.....................  51,800   1,367,520
     Eli Lilly & Co.....................................  58,800   3,135,804
     Merck & Co., Inc...................................  85,000   2,381,700
     Mylan Laboratories, Inc............................ 290,000   5,266,400
     Pfizer, Inc........................................ 504,950  14,022,461
     Schering-Plough Corp............................... 198,100   3,536,085
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR. 128,000   3,491,840
     Wyeth..............................................  84,100   3,353,067
                                                                 -----------
                                                                  44,579,267
                                                                 -----------
   Financial Services -- 8.87%
     American Express Co................................  33,200   1,849,572
     Citigroup, Inc..................................... 363,333  16,259,152
     Fannie Mae.........................................  44,300   3,043,410
     Franklin Resources, Inc............................  56,400   3,701,532
     Freddie Mac........................................ 133,000   9,078,580
     JPMorgan Chase & Co................................ 216,000   8,132,400
     Merrill Lynch & Co., Inc........................... 106,250   5,919,187
     Principal Financial Group, Inc.....................  87,600   3,300,768
                                                                 -----------
                                                                  51,284,601
                                                                 -----------
   Freight -- 0.48%
     FedEx Corp.........................................  29,200   2,774,876
                                                                 -----------

                                                              Value
                                                    Shares   (Note 3)

         --------------------------------------------------------------
         Hospital Supplies -- 2.97%
           Cardinal Health, Inc....................  92,000 $ 4,809,760
           Johnson & Johnson.......................  90,000   5,428,800
           Medtronic, Inc.......................... 144,900   6,962,445
                                                            -----------
                                                             17,201,005
                                                            -----------
         Household Products -- 4.38%
           Avon Products, Inc...................... 213,000   7,996,020
           Gillette Co............................. 105,400   4,583,846
           Kimberly-Clark Corp.....................  62,000   3,943,820
           Procter & Gamble Co..................... 164,800   8,813,504
                                                            -----------
                                                             25,337,190
                                                            -----------
         Information Processing - Hardware -- 3.10%
           Dell, Inc.+............................. 174,900   7,086,948
           Hewlett-Packard Co...................... 206,000   4,120,000
           International Business Machines Corp....  71,000   6,691,040
                                                            -----------
                                                             17,897,988
                                                            -----------
         Information Processing - Services -- 2.79%
           First Data Corp......................... 291,900  11,994,171
           Yahoo!, Inc.+........................... 110,800   4,168,296
                                                            -----------
                                                             16,162,467
                                                            -----------
         Information Processing - Software -- 4.91%
           Computer Associates International, Inc.. 285,200   8,707,156
           Microsoft Corp.......................... 733,400  19,662,454
                                                            -----------
                                                             28,369,610
                                                            -----------
         Insurance -- 4.28%
           ACE, Ltd................................ 101,000   4,082,420
           Allstate Corp........................... 255,000  12,877,500
           American International Group, Inc.(1)...  81,075   5,136,101
           St. Paul Cos., Inc......................  72,321   2,638,270
                                                            -----------
                                                             24,734,291
                                                            -----------
         Leisure & Tourism -- 2.96%
           Carnival Corp........................... 236,000  12,510,360
           Mattel, Inc............................. 244,000   4,623,800
                                                            -----------
                                                             17,134,160
                                                            -----------
         Machinery -- 1.06%
           Caterpillar, Inc........................  31,000   2,838,050
           Ingersoll-Rand Co., Class A.............  44,100   3,281,922
                                                            -----------
                                                              6,119,972
                                                            -----------
         Medical - Biomedical/Gene -- 1.15%
           Amgen, Inc.+............................  71,400   4,286,856
           Genzyme Corp.+..........................  42,700   2,391,627
                                                            -----------
                                                              6,678,483
                                                            -----------
         Medical Technology -- 1.08%
           Baxter International, Inc............... 115,000   3,639,750
           Guidant Corp............................  39,800   2,580,234
                                                            -----------
                                                              6,219,984
                                                            -----------
         Metals -- 1.92%
           Alcoa, Inc.............................. 167,750   5,700,145
           Rio Tinto, PLC..........................  45,800   5,385,622
                                                            -----------
                                                             11,085,767
                                                            -----------
         Multimedia -- 3.02%
           Time Warner, Inc.+...................... 455,700   8,070,447
           Viacom, Inc., Class B................... 270,800   9,396,760
                                                            -----------
                                                             17,467,207
                                                            -----------
         Oil & Gas -- 8.47%
           Anadarko Petroleum Corp.................  64,800   4,510,080
           BP, PLC ADR............................. 110,000   6,748,500
           ConocoPhillips..........................  61,400   5,586,786
           Exxon Mobil Corp........................ 221,900  11,372,375

November 30, 2004  CORE EQUITY FUND - SCHEDULE OF INVESTMENTS (Unaudited) -    25
                                           CONTINUED


                                                                 Value
                                                      Shares    (Note 3)
      --------------------------------------------------------------------
      COMMON STOCKS (continued)
      Oil & Gas (continued)
        GlobalSantaFe Corp........................... 110,400 $  3,466,560
        Royal Dutch Petroleum Co.....................  91,000    5,210,660
        Schlumberger, Ltd............................ 112,900    7,409,627
        Unocal Corp.................................. 102,000    4,696,080
                                                              ------------
                                                                49,000,668
                                                              ------------
      Paper/Forest Products -- 0.45%
        International Paper Co.......................  62,300    2,586,696
                                                              ------------
      Railroads & Equipment -- 0.73%
        CSX Corp..................................... 110,700    4,220,991
                                                              ------------
      Retail -- 4.42%
        Costco Wholesale Corp........................  89,000    4,325,400
        Gap, Inc..................................... 216,600    4,732,710
        Kroger Co.+.................................. 369,000    5,970,420
        Lowe's Cos., Inc.............................  87,100    4,819,243
        Target Corp..................................  44,400    2,274,168
        Wal-Mart Stores, Inc.........................  66,150    3,443,769
                                                              ------------
                                                                25,565,710
                                                              ------------
      Schools -- 0.39%
        Apollo Group, Inc., Class A+.................  28,000    2,231,600
                                                              ------------
      Semiconductors -- 2.09%
        Analog Devices, Inc..........................  38,000    1,404,100
        Applied Materials, Inc.+.....................  81,600    1,357,824
        Intel Corp................................... 303,200    6,776,520
        Texas Instruments, Inc....................... 106,400    2,572,752
                                                              ------------
                                                                12,111,196
                                                              ------------
      Telecommunications -- 4.35%
        Cisco Systems, Inc.+......................... 327,150    6,120,977
        Motorola, Inc................................ 435,800    8,393,508
        Nextel Communications, Inc., Class A+........ 151,600    4,314,536
        SBC Communications, Inc...................... 148,000    3,725,160
        Sprint Corp.................................. 114,600    2,614,026
                                                              ------------
                                                                25,168,207
                                                              ------------
      Utilities - Electric -- 2.47%
        FPL Group, Inc...............................  77,000    5,415,410
        NiSource, Inc................................ 116,000    2,527,640
        PG&E Corp.+..................................  65,600    2,181,856
        Pinnacle West Capital Corp...................  94,000    4,154,800
                                                              ------------
                                                                14,279,706
                                                              ------------
      Total Long-Term Investment Securities -- 98.57%
         (Cost $542,035,858).........................          569,977,954
                                                              ------------

                                                             Principal     Value
                                                              Amount      (Note 3)
REPURCHASE AGREEMENTS -- 1.26%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90%, dated 11/30/04, to be repurchased
   12/1/04 in the amount of $2,161,114 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 6.25%, due 5/15/29 and having an approximate value
   of $2,226,598........................................... $2,161,000  $  2,161,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90%, dated 11/30/04, to be repurchased
   12/1/04 in the amount of $5,134,271 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   6.50%, due 11/13/09 and having an approximate value
   of $5,241,966...........................................  5,134,000     5,134,000
                                                                        ------------
Total Repurchase Agreements
   (Cost $7,295,000).......................................                7,295,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $549,330,858)(2)..................................      99.83%  577,272,954
Other assets less liabilities..............................       0.17%      967,533
                                                            ----------  ------------
NET ASSETS --                                                   100.00% $578,240,487
                                                            ==========  ============

--------
ADR American Depository Receipt
+   Non-income producing
(1) Security represents an investment in an affiliated company (see Note 4)
(2) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

26  GOVERNMENT SECURITIES FUND - PORTFOLIO PROFILE (Unaudited)   November 30, 2004

Industry Allocation*

                       Government Agencies........ 56.65%
                       Government Obligations..... 23.10%
                       Banks......................  7.02%
                       Financial Services.........  4.22%
                       Insurance..................  3.57%
                       Foreign Government Agencies  1.44%
                       Real Estate................  1.39%
                       Household Products.........  1.06%
                       Telecommunications.........  0.66%
                       Repurchase Agreement.......  0.24%
                                                   -----
                                                   99.35%
                                                   =====

Credit Quality+#

                         Government -- Agency..  57.64%
                         Government -- Treasury  23.30%
                         AAA...................   2.39%
                         AA....................   4.30%
                         A.....................  12.37%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of Net Assets.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

November 30, 2004    GOVERNMENT SECURITIES FUND - SCHEDULE OF INVESTMENTS      27
                                          (Unaudited)


                                                        Principal    Value
                                                         Amount     (Note 3)
 -----------------------------------------------------------------------------
 CORPORATE BONDS -- 13.70%
 Banks -- 5.61%
   American Express Centurion Bank:
    2.26% due 11/16/09(2)(3).......................... $ 2,000,000 $ 2,000,800
   Huntington National Bank:
    8.00% due 04/01/10................................   2,000,000   2,317,548
   Key Bank NA:
    5.80% due 07/01/14................................   2,000,000   2,092,600
   Mellon Bank NA:
    4.75% due 12/15/14................................     500,000     490,190
   Rabobank Capital Funding Trust III:
    5.25% due 12/31/16*(1)............................   1,000,000     983,277
                                                                   -----------
                                                                     7,884,415
                                                                   -----------
 Financial Services -- 4.22%
   Caterpillar Financial Services Corp.:
    3.70% due 08/15/08................................   2,000,000   1,984,322
   General Electric Capital Corp.:
    4.38% due 11/21/11................................   2,000,000   1,969,744
   JPMorgan Chase Capital XIII:
    2.88% due 09/30/34(2).............................   2,000,000   1,973,146
                                                                   -----------
                                                                     5,927,212
                                                                   -----------
 Household Products -- 1.06%
   Clorox Co.:
    5.00% due 01/15/15*...............................   1,500,000   1,495,275
                                                                   -----------
 Insurance -- 2.15%
   MBIA, Inc.:
    5.70% due 12/01/34................................   1,000,000     971,990
   Metropolitan Life Global Funding I:
    4.75% due 06/20/07*...............................   2,000,000   2,047,362
                                                                   -----------
                                                                     3,019,352
                                                                   -----------
 Telecommunications -- 0.66%
   Bellsouth Telecommunications, Inc.:
    5.85% due 11/15/45................................   1,000,000     932,510
                                                                   -----------
 Total Corporate Bonds
    (Cost $19,431,376)................................              19,258,764
                                                                   -----------
 FOREIGN BONDS & NOTES -- 5.66%
 Banks -- 1.41%
   HBOS Treasury Services, PLC:
    3.50% due 11/30/07*...............................   2,000,000   1,987,758
                                                                   -----------
 Government Agencies -- 1.44%
   Government of United Kingdom:
    2.25% due 07/08/08*...............................   1,421,000   1,361,754
   International Bank & Reconstruction & Development:
    5.00% due 03/28/06................................     650,000     667,681
                                                                   -----------
                                                                     2,029,435
                                                                   -----------
 Insurance -- 1.43%
   XL Capital, Ltd.:
    6.38% due 11/15/24................................   2,000,000   2,003,246
                                                                   -----------
 Real Estate -- 1.39%
   Westfield Capital Corp, Ltd.:
    4.38% due 11/15/10*...............................   1,997,000   1,957,318
                                                                   -----------
 Total Foreign Bonds & Notes
    (Cost $8,079,369).................................               7,977,757
                                                                   -----------
 UNITED STATES GOVERNMENT BONDS -- 79.75%
 Government Agencies -- 56.65%
   Federal Farm Credit Banks:
    2.63% due 12/15/05................................  11,000,000  10,968,771
    2.50% due 03/15/06................................   4,855,000   4,825,181
    2.38% due 10/02/06................................   2,388,000   2,354,152
   Federal Home Loan Bank:
    3.00% due 05/15/06................................   1,540,000   1,539,022
    2.88% due 05/23/06................................   2,630,000   2,623,283
    2.75% due 12/15/06................................   4,800,000   4,753,872
    2.25% due 12/15/05................................   5,000,000   4,966,755

                                                    Principal     Value
                                                     Amount      (Note 3)

    -----------------------------------------------------------------------
    Government Agencies (continued)
      Federal Home Loan Mtg. Corp.:
       8.25% due 04/01/17.......................... $      185 $        204
       8.00% due 02/01/30..........................     11,218       12,172
       8.00% due 08/01/30..........................      4,910        5,327
       8.00% due 06/01/31..........................     28,245       30,646
       7.50% due 09/01/16..........................    184,234      195,513
       6.50% due 02/01/32..........................    777,467      815,559
       6.00% due 11/01/33..........................  1,624,877    1,677,981
       5.00% due 10/01/34..........................    998,717      987,537
       4.50% due 09/01/19..........................  1,986,316    1,974,256
       3.38% due 08/23/07..........................  3,200,000    3,184,333
       2.85% due 02/23/07..........................  3,344,000    3,319,195
       2.63% due 09/17/07..........................  1,233,000    1,207,420
      Federal National Mtg. Assoc.:
       14.50% due 11/01/14.........................        531          616
       13.00% due 11/15/15.........................      2,399        2,727
       12.50% due 09/01/15.........................        731          829
       12.00% due 01/15/16.........................        474          535
       11.50% due 09/01/19.........................      1,250        1,403
       7.50% due 03/01/32..........................    108,598      116,308
       7.00% due 09/01/31..........................    386,655      410,234
       6.63% due 11/15/30..........................  4,525,000    5,230,669
       6.50% due 02/01/17..........................    253,584      268,889
       6.50% due 08/01/31..........................    554,279      582,015
       6.50% due 07/01/32..........................  1,598,999    1,678,992
       5.50% due 12/01/33..........................    796,425      806,938
       5.50% due 10/01/34..........................  1,298,637    1,314,942
       5.00% due 02/01/19..........................  1,648,202    1,672,502
       3.41% due 08/30/07..........................  4,770,000    4,750,477
       3.38% due 05/15/07..........................  4,900,000    4,899,677
       3.25% due 06/28/06..........................  3,196,000    3,183,251
       3.13% due 12/15/07..........................  3,200,000    3,163,735
       2.77% due 08/25/06..........................  4,856,000    4,825,524
      Government National Mtg. Assoc.:
       7.50% due 02/15/29..........................     51,507       55,422
       7.50% due 07/15/30..........................      2,060        2,216
       7.50% due 01/15/31..........................     30,423       32,728
       7.50% due 02/15/31..........................     19,825       21,327
       6.50% due 08/15/31..........................    865,490      912,722
       6.00% due 01/15/32..........................    317,303      328,504
                                                               ------------
                                                                 79,704,361
                                                               ------------
    GOVERNMENT OBLIGATIONS -- 23.10%
      United States Treasury Bonds:
       9.38% due 02/15/06..........................    800,000      862,531
       7.25% due 05/15/16..........................  2,800,000    3,464,014
       7.25% due 08/15/22..........................  4,065,000    5,143,335
       6.25% due 08/15/23..........................  9,625,000   11,043,937
       5.38% due 02/15/31..........................  2,476,000    2,605,990
       5.25% due 02/15/29..........................  1,385,000    1,416,108
       2.38% due 01/15/25..........................  1,999,803    2,070,974
      United States Treasury Notes:
       5.00% due 02/15/11..........................  1,355,000    1,433,812
       4.25% due 08/15/14..........................    975,000      966,164
       2.00% due 01/15/14..........................  1,474,089    1,513,946
       0.88% due 04/15/10..........................  1,989,793    1,972,373
                                                               ------------
                                                                 32,493,184
                                                               ------------
    Total United States Government Bonds
       (Cost $112,544,608).........................             112,197,545
                                                               ------------
    Total Long-Term Investment Securities -- 99.11%
       (Cost $140,055,353).........................             139,434,066
                                                               ------------

28     GOVERNMENT SECURITIES FUND - SCHEDULE OF INVESTMENTS      November 30, 2004
                      (Unaudited) - CONTINUED


                                                          Principal    Value
                                                           Amount     (Note 3)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.24%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90% dated 11/30/04, to be repurchased
   12/01/04 in the amount of $339,018 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   2.25% due 12/15/04 and having approximate value of
   $349,672 (Cost $339,000).............................. $339,000  $    339,000
                                                                    ------------
TOTAL INVESTMENTS
   (Cost $140,394,353)(4)................................    99.35%  139,773,066
Other assets less liabilities............................     0.65%      919,340
                                                          --------  ------------
NET ASSETS --                                               100.00% $140,692,406
                                                          ========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2004, the aggregate value of these securities was $9,832,744 representing 6.99% of the net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Variable rate security -- the rate reflected is as of November 30, 2004; maturity date reflects next reset date.
(2)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of November 30, 2004.
(3)Fair valued security (see Note 3)
(4)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

November 30, 2004    GROWTH & INCOME FUND - PORTFOLIO PROFILE (Unaudited)      29

Industry Allocation*

                   Financial Services................   7.79%
                   Retail............................   7.77%
                   Aerospace/Defense.................   7.28%
                   Oil & Gas.........................   7.16%
                   Conglomerates.....................   6.74%
                   Banks.............................   6.71%
                   Hospital Supplies.................   5.79%
                   Information Processing -- Hardware   5.03%
                   Telecommunications................   4.82%
                   Information Processing -- Software   4.30%
                   Semiconductors....................   3.74%
                   Drugs.............................   3.55%
                   Repurchase Agreements.............   3.35%
                   Beverages.........................   2.93%
                   Multimedia........................   2.86%
                   Broadcasting......................   2.61%
                   Chemical..........................   2.52%
                   Household Products................   2.52%
                   Insurance.........................   2.40%
                   Healthcare........................   1.83%
                   Foods.............................   1.64%
                   Leisure & Tourism.................   1.59%
                   Tobacco...........................   1.43%
                   Finance Companies.................   1.34%
                   Machinery.........................   1.12%
                   Medical -- Biomedical/Gene........   1.03%
                   Apparel & Products................   0.98%
                   Freight...........................   0.98%
                   Collective Investment Pool........   0.92%
                                                      ------
                                                      102.73%
                                                      ======

*  Calculated as a percentage of net assets.

30  GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2004


                                                              Value
                                                    Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 98.46%
         Aerospace/Defense -- 7.28%
           Alliant Techsystems, Inc.+..............  48,000 $ 3,161,760
           General Dynamics Corp...................  25,000   2,709,000
           Honeywell International, Inc............  58,700   2,073,871
           L-3 Communications Holdings, Inc........  27,000   2,009,340
           United Technologies Corp................  32,000   3,122,560
                                                            -----------
                                                             13,076,531
                                                            -----------
         Apparel & Products -- 0.98%
           AnnTaylor Stores Corp.+.................  80,000   1,755,200
                                                            -----------
         Banks -- 6.71%
           Bank of America Corp.................... 102,600   4,747,302
           Mellon Financial Corp...................  59,400   1,735,668
           U.S. Bancorp............................ 103,500   3,066,705
           Wells Fargo & Co........................  40,600   2,507,862
                                                            -----------
                                                             12,057,537
                                                            -----------
         Beverages -- 2.93%
           Coca-Cola Co............................  40,700   1,599,917
           Diageo, PLC Sponsored ADR...............  65,000   3,662,100
                                                            -----------
                                                              5,262,017
                                                            -----------
         Broadcasting -- 2.61%
           Comcast Corp., Class A+.................  58,500   1,757,340
           Fox Entertainment Group, Inc., Class A+. 100,000   2,940,000
                                                            -----------
                                                              4,697,340
                                                            -----------
         Chemical -- 2.52%
           E.I. du Pont de Nemours and Co.......... 100,000   4,532,000
                                                            -----------
         Conglomerates -- 6.74%
           General Electric Co..................... 167,000   5,905,120
           ITT Industries, Inc.....................  35,000   2,979,200
           Tyco International, Ltd.................  95,300   3,237,341
                                                            -----------
                                                             12,121,661
                                                            -----------
         Drugs -- 3.55%
           Merck & Co., Inc........................ 105,000   2,942,100
           Pfizer, Inc............................. 123,900   3,440,703
                                                            -----------
                                                              6,382,803
                                                            -----------
         Finance Companies -- 1.34%
           Capital One Financial Corp..............  30,600   2,404,548
                                                            -----------
         Financial Services -- 7.79%
           American Express Co.....................  68,700   3,827,277
           Citigroup, Inc..........................  80,300   3,593,425
           Goldman Sachs Group, Inc................  17,000   1,780,920
           JPMorgan Chase & Co.....................  72,000   2,710,800
           Morgan Stanley..........................  41,300   2,095,975
                                                            -----------
                                                             14,008,397
                                                            -----------
         Foods -- 1.64%
           General Mills, Inc......................  65,000   2,956,850
                                                            -----------
         Freight -- 0.98%
           United Parcel Service, Inc., Class B....  21,000   1,767,150
                                                            -----------
         Healthcare -- 1.83%
           Anthem, Inc.(1).........................  32,500   3,293,225
                                                            -----------
         Hospital Supplies -- 5.79%
           Becton, Dickinson and Co................  63,000   3,451,140
           Johnson & Johnson.......................  55,500   3,347,760
           Medtronic, Inc..........................  75,000   3,603,750
                                                            -----------
                                                             10,402,650
                                                            -----------

                                                                 Value
                                                      Shares    (Note 3)
      Household Products -- 2.52%
        Estee Lauder Cos., Inc., Class A.............  62,200 $  2,714,408
        Procter & Gamble Co..........................  33,800    1,807,624
                                                              ------------
                                                                 4,522,032
                                                              ------------

      Information Processing - Hardware -- 5.03%
        Dell, Inc.+..................................  44,900    1,819,348
        Hewlett-Packard Co........................... 170,000    3,400,000
        International Business Machines Corp.........  40,500    3,816,720
        Seagate Technology, Inc.(2)(6)...............  10,000            0
                                                              ------------
                                                                 9,036,068
                                                              ------------
      Information Processing - Software -- 4.30%
        Microsoft Corp............................... 222,400    5,962,544
        Oracle Corp.+................................ 140,000    1,772,400
                                                              ------------
                                                                 7,734,944
                                                              ------------
      Insurance -- 2.40%
        Allstate Corp................................  40,000    2,020,000
        Chubb Corp...................................  30,000    2,286,300
                                                              ------------
                                                                 4,306,300
                                                              ------------
      Leisure & Tourism -- 1.59%
        Wendy's International, Inc...................  80,000    2,853,600
                                                              ------------
      Machinery -- 1.12%
        Dover Corp...................................  50,000    2,022,500
                                                              ------------
      Medical - Biomedical/Gene -- 1.03%
        Amgen, Inc.+.................................  30,800    1,849,232
                                                              ------------
      Multimedia -- 2.86%
        Time Warner, Inc.+........................... 176,100    3,118,731
        Walt Disney Co...............................  74,900    2,013,312
                                                              ------------
                                                                 5,132,043
                                                              ------------
      Oil & Gas -- 7.16%
        ChevronTexaco Corp...........................  80,000    4,368,000
        Exxon Mobil Corp............................. 115,300    5,909,125
        Marathon Oil Corp............................  65,500    2,583,320
                                                              ------------
                                                                12,860,445
                                                              ------------
      Retail -- 7.77%
        Federated Department Stores, Inc.............  60,000    3,288,000
        Home Depot, Inc..............................  65,000    2,713,750
        Limited Brands, Inc.......................... 190,000    4,643,600
        Wal-Mart Stores, Inc.........................  63,800    3,321,428
                                                              ------------
                                                                13,966,778
                                                              ------------
      Semiconductors -- 3.74%
        Applied Materials, Inc.+..................... 260,000    4,326,400
        Intel Corp................................... 107,200    2,395,920
                                                              ------------
                                                                 6,722,320
                                                              ------------
      Telecommunications -- 4.82%
        BellSouth Corp...............................  70,000    1,877,400
        Cisco Systems, Inc.+.........................  82,700    1,547,317
        Nextel Communications, Inc., Class A+........  71,300    2,029,198
        Verizon Communications, Inc..................  78,000    3,215,940
                                                              ------------
                                                                 8,669,855
                                                              ------------
      Tobacco -- 1.43%
        Altria Group, Inc............................  44,700    2,569,803
                                                              ------------
      Total Long-Term Investment Securities -- 98.46%
         (Cost $163,167,153).........................          176,963,829
                                                              ------------

November 30, 2004 GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS (Unaudited)   31
                                          - CONTINUED


                                                     Principal      Value
                                                      Amount       (Note 3)
  ----------------------------------------------------------------------------
  SHORT-TERM INVESTMENT SECURITIES -- 0.92%
  Collective Investment Pool -- 0.92%
    Securities Lending Quality Trust(3)
     (Cost $1,658,525)............................. $1,658,525   $  1,658,525
                                                                 ------------
  REPURCHASE AGREEMENTS -- 3.35%
    State Street Bank & Trust Co. Joint Repurchase
     Agreement(4)..................................     13,000         13,000
    UBS Warburg, LLC Joint Repurchase Agreement(4).  6,000,000      6,000,000
                                                                 ------------
  Total Repurchase Agreements
     (Cost $6,013,000).............................                 6,013,000
                                                                 ------------
  TOTAL INVESTMENTS
     (Cost $170,838,678)(5)........................     102.73%   184,635,354
  Liabilities in excess of other assets............      (2.73)%   (4,904,755)
                                                    ----------   ------------
  NET ASSETS --                                         100.00%  $179,730,599
                                                    ==========   ============

--------
ADR American Depository Receipt
+   Non-income producing
(1) The security or a portion thereof is out on loan (see Note 3).
(2) Fair valued security (see Note 3)
(3) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(4) See Note 3 for details of Joint Repurchase Agreement.
(5) See Note 6 for cost of investments on a tax basis.
(6) Illiquid Security.

See Notes to Financial Statements

32     HEALTH SCIENCES FUND - PORTFOLIO PROFILE (Unaudited)      November 30, 2004

Industry Allocation*

                    Drugs...........................  25.36%
                    Collective Investment Pool......  23.30%
                    Therapeutics....................  21.93%
                    Medical -- Biomedical/Gene......  15.53%
                    Healthcare......................  11.36%
                    Medical Technology..............   7.15%
                    Insurance.......................   6.79%
                    Hospital Supplies...............   4.95%
                    Chemical........................   2.72%
                    Registered Investment Companies.   1.93%
                    Electronics/Electrical Equipment   1.16%
                    Retirement/Aged Care............   0.81%
                    Hospital Management.............   0.78%
                    Financial Services..............   0.71%
                    Optical Instruments & Lenses....   0.48%
                    Commercial Services.............   0.06%
                                                     ------
                                                     125.02%
                                                     ======

*  Calculated as a percentage of net assets.

November 30, 2004 HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS (Unaudited)   33


                                                                    Value
                                                          Shares   (Note 3)
   --------------------------------------------------------------------------
   COMMON STOCK -- 99.06%
   Chemical -- 2.72%
     Invitrogen Corp.+(2)................................  31,200 $ 1,887,600
     Solvay SA#..........................................   4,200     463,446
     Symyx Technologies, Inc.+#..........................  56,200   1,771,986
                                                                  -----------
                                                                    4,123,032
                                                                  -----------
   Commercial Services -- 0.06%
     PRA International, Inc.+............................   4,200      95,172
                                                                  -----------
   Drugs -- 25.35%
     Able Laboratories, Inc.+#...........................  42,900     933,075
     Alkermes, Inc.+#(2)................................. 150,500   2,075,395
     Allergan, Inc.(2)...................................   9,000     661,500
     Angiotech Pharmaceuticals, Inc.+#...................  46,500     852,810
     Array Biopharma, Inc.+#.............................  12,000     100,320
     Caremark Rx, Inc.+..................................   3,000     107,280
     Cephalon, Inc.+#(2)................................. 101,800   4,838,554
     Cubist Pharmaceuticals, Inc.+#...................... 122,000   1,464,000
     Elan Corp., PLC Sponsored ADR+#(2).................. 154,700   4,084,080
     Eli Lilly & Co.(2)..................................  28,600   1,525,238
     Forest Laboratories, Inc.+(2).......................  33,400   1,301,598
     GlaxoSmithKline, PLC................................   7,400     155,709
     Idenix Pharmaceuticals, Inc.+#......................  45,700     660,365
     Indevus Pharmaceuticals, Inc.+#(2)..................  33,400     230,794
     IVAX Corp.+(2)......................................  64,425   1,005,674
     King Pharmaceuticals, Inc.+.........................   5,400      67,230
     Ligand Pharmaceuticals, Inc., Class B+#.............  15,500     173,600
     Medicis Pharmaceutical Corp., Class A...............   2,900     106,691
     NeighborCare, Inc.+.................................  27,200     764,048
     Novartis AG - ADR...................................   6,300     302,715
     Novo-Nordisk A/S....................................   3,100     164,743
     OSI Pharmaceuticals, Inc.+(2).......................  25,300   1,203,774
     Penwest Pharmaceuticals Co.+#.......................  11,000     136,950
     Pfizer, Inc.(2).....................................  97,360   2,703,687
     Pharmion Corp.+#....................................   4,800     203,232
     Rigel Pharmaceuticals, Inc.+#.......................  24,800     620,496
     Salix Pharmaceuticals, Ltd.+#.......................   3,299      49,980
     Sanofi-Aventis#.....................................  12,400     933,885
     Schering AG.........................................   3,500     249,172
     Schering-Plough Corp................................  44,600     796,110
     Schwarz Pharma AG#..................................  14,700     609,739
     Sepracor, Inc.+#(2).................................  33,400   1,486,634
     Shire Pharmaceuticals Group, PLC ADR................  13,600     408,408
     Taro Pharmaceutical Industries, Ltd., Class A+(3)...   8,900     263,796
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR#.  24,300     662,904
     UCB SA..............................................   9,000     465,560
     Valeant Pharmaceuticals International#..............  46,000   1,113,660
     ViroPharma, Inc.+#..................................  11,100      31,413
     Wyeth(2)............................................  86,682   3,456,011
     Yamanouchi Pharmaceutical Co., Ltd..................  38,000   1,388,533
                                                                  -----------
                                                                   38,359,363
                                                                  -----------
   Electronics/Electrical Equipment -- 1.16%
     Fisher Scientific International, Inc.+..............  18,600   1,051,644
     Waters Corp.+.......................................   6,000     279,960
     Wilson Greatbatch Technologies, Inc.+...............  21,200     425,060
                                                                  -----------
                                                                    1,756,664
                                                                  -----------
   Healthcare -- 11.36%
     Anthem, Inc.(2).....................................  83,100   8,420,523
     Bausch & Lomb, Inc..................................   4,000     235,520
     Community Health Systems, Inc.+(2)..................  46,000   1,271,900
     Cooper Cos., Inc.(2)................................   3,100     215,543
     Dade Behring Holdings, Inc.+(2).....................  17,900     961,051
     Edwards Lifesciences Corp.+.........................  15,300     575,433
     Epix Medical, Inc.+.................................  15,700     276,320
     Kinetic Concepts, Inc.+.............................  31,430   1,993,291
     LabOne, Inc.+#......................................  18,500     557,775
     Manor Care, Inc.(2).................................  24,600     847,470
     Omnicare, Inc.(2)...................................  34,000   1,101,940

                                                              Value
                                                    Shares   (Note 3)

        ---------------------------------------------------------------
        Healthcare (continued)
          Patterson Cos., Inc.+....................  14,400 $   588,384
          Universal Health Services, Inc., Class B.   3,100     141,112
                                                            -----------
                                                             17,186,262
                                                            -----------
        Hospital Management -- 0.78%
          HCA, Inc.(2).............................  18,700     737,154
          Triad Hospitals, Inc.+...................  12,200     447,618
                                                            -----------
                                                              1,184,772
                                                            -----------
        Hospital Supplies -- 4.95%
          AmerisourceBergen Corp.(2)...............  20,300   1,196,482
          Cardinal Health, Inc.(2).................  16,200     846,936
          CR Bard, Inc.............................   6,200     371,442
          Henry Schein, Inc.+(2)...................   1,200      78,216
          Johnson & Johnson........................  28,200   1,701,024
          Medtronic, Inc.(2).......................  19,000     912,950
          St. Jude Medical, Inc.+(2)...............  24,800     945,872
          STAAR Surgical Co.+......................  33,500     198,655
          Stryker Corp.(2).........................  26,400   1,161,336
          Varian Medical Systems, Inc.+............   1,800      75,744
                                                            -----------
                                                              7,488,657
                                                            -----------
        Insurance -- 6.79%
          Coventry Health Care, Inc.+..............   3,100     153,853
          UnitedHealth Group, Inc.(2).............. 122,100  10,115,985
                                                            -----------
                                                             10,269,838
                                                            -----------
        Medical - Biomedical/Gene -- 15.53%
          Alexion Pharmaceuticals, Inc.+#(2).......  39,900     825,132
          Amgen, Inc.+(2)..........................  92,300   5,541,692
          Biocryst Pharmaceuticals, Inc.+#.........  67,400     444,840
          Biogen Idec, Inc.+(2)....................  66,700   3,913,956
          BioSphere, Inc.+.........................  67,900     210,490
          Celgene Corp.+#..........................  27,300     748,566
          Cytogen Corp.+#..........................  30,000     295,500
          Decode Genetics, Inc.+#..................  63,600     413,400
          Encysive Pharmaceuticals, Inc.+#.........  83,900     910,315
          Exelixis, Inc.+#.........................  92,700     831,519
          Genentech, Inc.+(2)......................  54,500   2,629,625
          Human Genome Sciences, Inc.+#............  65,000     715,000
          ICOS Corp.+#.............................   3,200      77,280
          Keryx Biopharmaceuticals, Inc.+#.........  33,900     414,597
          Kosan Biosciences, Inc.+#................   3,400      21,896
          MedImmune, Inc.+(2)......................  56,200   1,494,920
          Millennium Pharmaceuticals, Inc.+........  30,600     386,172
          Myogen, Inc.+#...........................  12,000      97,920
          Myogen, Inc.(1)(5)(7)....................  12,300      90,331
          Myriad Genetics, Inc.+#..................  43,200     831,168
          Protein Design Labs, Inc.+#(2)...........  66,800   1,210,416
          Transkaryotic Therapies, Inc.+#..........  24,400     556,564
          Vertex Pharmaceuticals, Inc.+#...........  66,994     711,476
          Virologic, Inc.+#........................  11,500      24,150
          XOMA, Ltd.+..............................  55,600     111,200
                                                            -----------
                                                             23,508,125
                                                            -----------
        Medical Technology -- 7.15%
          Andrx Corp.+.............................  58,000   1,032,400
          Aspect Medical Systems, Inc.+#...........  53,900   1,315,160
          Biomet, Inc..............................  11,400     545,718
          Boston Scientific Corp.+(2)..............  12,300     428,163
          Chiron Corp.+............................   3,600     117,252
          CryoLife, Inc.+#.........................  58,700     417,944
          Diversa Corp.+#..........................  21,300     180,411
          Endologix, Inc.+#........................  45,400     293,284
          Fischer Imaging Corp.+#..................  42,400     169,600
          Gen-Probe, Inc.+(2)......................  30,000   1,197,000
          Guidant Corp.(2).........................  27,700   1,795,791
          Incyte Genomics, Inc.+...................  29,800     306,046
          Martek Biosciences Corp.+#(2)............  16,800     653,016

34  HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENT (Unaudited) -  November 30, 2004
                             CONTINUED


                                                                 Value
                                                      Shares    (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Medical Technology (continued)
        Nektar Therapeutics+#........................  35,300 $    659,581
        OraSure Technologies, Inc.+#.................  23,600      168,976
        Regeneration Technologies, Inc.+#............  52,000      483,600
        Serologicals Corp.+#(2)......................   6,200      144,708
        Zimmer Holdings, Inc.+(2)....................  11,100      905,760
                                                              ------------
                                                                10,814,410
                                                              ------------
      Optical Instruments & Lenses -- 0.48%
        Alcon, Inc...................................   9,800      730,296
                                                              ------------
      Retirement/Aged Care -- 0.81%
        Sunrise Senior Living, Inc.+#................  28,400    1,219,780
                                                              ------------
      Therapeutics -- 21.92%
        Abgenix, Inc.+...............................  95,000      964,250
        Amylin Pharmaceuticals, Inc.+#(2)............  33,500      682,730
        AtheroGenics, Inc.+#(2)......................  33,900      803,769
        CV Therapeutics, Inc.+#(2)...................  40,500      878,040
        Discovery Laboratories, Inc.+#...............  18,600      129,828
        Dyax Corp.+#.................................  12,900      102,297
        Eyetech Pharmaceuticals, Inc.+#(2)...........  49,200    1,983,744
        Gilead Sciences, Inc.+(2).................... 274,800    9,469,608
        ImClone Systems, Inc.+(2).................... 105,500    4,454,210
        Inspire Pharmaceuticals, Inc.+#..............  27,500      492,525
        Medicines Co.+#(2)........................... 133,100    3,319,514
        MGI Pharma, Inc.+(2).........................  92,400    2,493,876
        Nabi Biopharmaceuticals+(2)..................  24,600      354,240
        NeoRx Corp.+#................................  18,100       31,675
        Neurocrine Biosciences, Inc.+................  56,700    2,608,200
        NPS Pharmaceuticals, Inc.+#..................  70,700    1,266,237
        Onyx Pharmaceuticals, Inc.+(2)...............  21,600      675,648
        Theravance, Inc.+#...........................   9,000      158,400
        Trimeris, Inc.+..............................  89,200    1,106,972
        United Therapeutics Corp.+#..................   5,600      246,456
        Vicuron Pharmaceuticals, Inc.+#..............  18,500      325,415
        Vion Pharmaceuticals, Inc.+#................. 130,500      618,570
                                                              ------------
                                                                33,166,204
                                                              ------------
      Total Common Stock
        (Cost $136,921,290)..........................          149,902,575
                                                              ------------
      PREFERRED STOCK -- 0.72%
      Financial Services -- 0.71%
        Morgan Stanley 6.00%*(5).....................  30,000    1,069,200
                                                              ------------
      Therapeutics -- 0.01%
        NeoRx Corp.(1)(5)............................       5       17,500
                                                              ------------
      Total Preferred Stock
         (Cost $1,337,300)...........................            1,086,700
                                                              ------------
      WARRANTS -- 0.00%
      Medical - Biomedical/Gene -- 0.00%
        Myogene, Inc. Expires 09/29/09(1)(5)            2,460            0
      Therapeutics -- 0.00%
        NeoRx, Inc. Expires 12/03/08(1)(5)              2,000            0
                                                              ------------
      Total Warrants
        (Cost $0)....................................                    0
                                                              ------------
      PUT OPTION PURCHASED -- 0.01%
      Drugs -- 0.01%
        Eli Lilly & Co.
         (Cost $6,791)...............................   8,900       12,460
                                                              ------------
      Total Long-Term Investment Securities -- 99.79%
         (Cost $138,265,381).........................          151,001,735
                                                              ------------

                                                  Principal      Value
                                                   Amount       (Note 3)

     ----------------------------------------------------------------------
     SHORT-TERM INVESTMENT SECURITIES -- 25.23%
     Collective Investment Pool -- 23.30%
       Securities Lending Quality Trust(4)..... $35,260,726   $ 35,260,726
                                                              ------------
     Registered Investment Companies -- 1.93%
       T. Rowe Price Reserve Investment Fund...   2,916,042      2,916,042
                                                              ------------
     Total Short-Term Investment Securities
        (Cost $38,176,768).....................                 38,176,768
                                                              ------------
     TOTAL INVESTMENTS
        (Cost $176,442,149)(6).................      125.02%   189,178,503
     Liabilities in excess of other assets.....      (25.02)%  (37,855,836)
                                                -----------   ------------
     NET ASSETS --                                   100.00%  $151,322,667
                                                ===========   ============

--------
ADR American Depository Receipt
+   Non-income producing
#   The security or a portion thereof is out on loan (see Note 3).
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2004, the aggregate value of these securities was $1,069,200 representing 0.71% of the net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) Fair valued security (see Note 3)
(2) A portion of this security is subject to options written.
(3) The security or a portion thereof represents collateral for uncovered written options.
(4) The security is purchased with the cash collateral received from securities loaned
(5) Illiquid security
(6) See Note 6 for cost of investments on a tax basis.
(7) To the extent permitted by Statement of Additional Information, the Health Science Fund may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of a security. In addition, these securities may exhibit greater price violability than securities for which a secondary markets exist. As of November 30, 2004, the Health Sciences Fund held the following restricted security.

                                                               Market
                                                             Value as a
                     Acquisition Shares/ Acquisition Market     % of
        Name            Date      Value     Cost     Value   Net Assets
        ----         ----------- ------- ----------- ------- ----------
        Myogen, Inc. 09/28/2004  12,300    $79,950   $90,331    0.06%
                                           =======   =======    ====

November 30, 2004 HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENT (Unaudited) -  35
                                           CONTINUED


 Open call option contracts written at November 30, 2004 for the Health Sciences Fund were as follows:

                                                                                       Unrealized
                              Contract Strike Number of  Premiums   Market Value at   Appreciation
Issue                          Month   Price  Contracts  Received  November 30, 2004 (Depreciation)
----------------------------- -------- ------ --------- ---------- ----------------- --------------
Allergan, Inc................  Jan-05  $   80      57   $    7,809    $    7,980        $   (171)
AmerisourceBergen Corp.......  Feb-05      55      71       10,513        40,470         (29,957)
AmerisourceBergen Corp.......  May-05      60      95       15,820        38,950         (23,130)
Amgen, Inc...................  Jan-05      60     366       50,417        80,520         (30,103)
Amgen, Inc...................  Apr-05      60     141       39,106        52,170         (13,064)
Amylin Pharmaceuticals, Inc..  Jan-05   22.50      22        3,014         1,760           1,254
Amylin Pharmaceuticals, Inc..  Jan-06      25     126       33,332        35,280          (1,948)
Anthem, Inc..................  Jun-05      90      62       16,215        98,580         (82,365)
Anthem, Inc..................  Jan-05      90      23        6,592        28,980         (22,388)
Anthem, Inc..................  Mar-05      95      30        7,485        30,600         (23,115)
AtheroGenics, Inc............  Jan-05      30      85       14,620         6,375           8,245
Biogen Idec, Inc.............  Jan-05      65      31        4,247         3,255             992
Biogen Idec, Inc.............  Apr-05      65      59       11,328        14,455          (3,127)
Boston Scientific Corp.......  Jan-05      40     119       17,492         4,165          13,327
Cardinal Health, Inc.........  Mar-05      50      90       27,175        45,900         (18,725)
Cardinal Health, Inc.........  Jan-05      50      52        7,934        20,280         (12,346)
Cephalon, Inc................  Jan-05      50     144       25,228        15,840           9,388
Cooper Cos., Inc.............  May-05      75      26        9,573         8,320           1,253
Elan Corp., PLC Sponsored ADR  Jan-05      30     185       35,193        16,650          18,543
Elan Corp., PLC Sponsored ADR  Jan-05      35     123       16,445         3,075          13,370
Elan Corp., PLC Sponsored ADR  Apr-05      35     123       23,106        11,070          12,036
Elan Corp., PLC Sponsored ADR  Apr-05      30      89       17,373        17,355              18
Eli Lilly & Co...............  Jan-05      60      91       13,197         9,100           4,097
Eli Lilly & Co...............  Apr-05      60     137       30,722        24,660           6,062
Eli Lilly & Co...............  Jul-05      60      24        5,568         5,520              48
Eyetech Pharmaceuticals, Inc.  Dec-04      30      11        8,784        11,880          (3,096)
Forest Laboratories, Inc.....  May-05      50      77       18,948         6,545          12,403
Forest Laboratories, Inc.....  May-05      40      59       17,577        21,830          (4,253)
Gilead Sciences, Inc.........  Jan-05   37.50     123       17,521         7,380          10,141
Gilead Sciences, Inc.........  Jan-05      35     122       19,709        17,690           2,019
Genentech, Inc...............  Jan-05   52.50     131       16,579        16,375             204
Genentech, Inc...............  May-05      55      31        7,192         5,115           2,077
Gen-Probe, Inc...............  Feb-05      50      62        7,868         3,720           4,148
Gen-Probe, Inc...............  Feb-05      45      31        7,347         1,860           5,487
HCA, Inc.....................  Jan-05      40      92        8,924        11,960          (3,036)
ImClone Systems, Inc.........  Feb-05      60      91       25,695         2,730          22,965
ImClone Systems, Inc.........  May-05      60     154       42,676        16,170          26,506
ImClone Systems, Inc.........  Jan-05      55     122       19,508         4,270          15,238
ImClone Systems, Inc.........  May-05      55      31       11,997         5,425           6,572
ImClone Systems, Inc.........  Feb-05      50      93       15,066        12,090           2,976
ImClone Systems, Inc.........  Feb-05      45      51       11,832        14,280          (2,448)
ImClone Systems, Inc.........  May-05      50     123       30,197        35,670          (5,473)
IVAX Corp....................  Jun-05   17.50      93       10,078        17,670          (7,592)
Medicines Co.................  Apr-05      30      73       12,684         8,760           3,924
MedImmune, Inc...............  Jun-05   32.50      38        4,334         3,610             724
Medtronic, Inc...............  May-05      55      63       12,096         3,780           8,316
MGI Pharma, Inc..............  Jan-05   32.50     186       39,147         7,440          31,707
Nabi Biopharmaceuticals......  Dec-04      15      62        6,068         2,790           3,278
Omnicare, Inc................  Dec-04      25      63       25,865        48,510         (22,645)
Omnicare, Inc................  Mar-05      25      61       26,060        50,020         (23,960)
Onyx Pharmaceuticals, Inc....  Jan-05      35      30        3,279         3,150             129
Onyx Pharmaceuticals, Inc....  Feb-05      35     125       13,687        18,750          (5,063)
OSI Pharmaceuticals, Inc.....  Apr-05      60      62       34,877        22,320          12,557
OSI Pharmaceuticals, Inc.....  Apr-05      65      93       42,392        25,110          17,282
OSI Pharmaceuticals, Inc.....  Jul-05      55      62       46,352        35,340          11,012
Pfizer, Inc..................  Jan-06   32.50      61       11,559         7,930           3,629
Pfizer, Inc..................  Mar-05      30     213       27,658        17,040          10,618
Pfizer, Inc..................  Jun-05      30     122       15,339        15,250              89
Protein Design Labs, Inc.....  Feb-05   22.50      91       13,651         3,640          10,011
UnitedHealth Group, Inc......  Dec-04      75      31        3,162        25,730         (22,568)
UnitedHealth Group, Inc......  Jan-05      70      31        6,107        42,160         (36,053)
Wyeth........................  Apr-05      45       4          408           220             188
Zimmer Holdings, Inc.........  Dec-04      80      62        9,666        16,740          (7,074)
                              --------------------------------------------------------------------
                                                5,401   $1,101,393    $1,192,260        $(90,867)
                              --------------------------------------------------------------------

36  HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENT (Unaudited) -  November 30, 2004
                             CONTINUED


 Open put option contracts written at November 30, 2004 for the Health Sciences Fund were as follows:

                                                                                       Unrealized
                              Contract Strike Number of  Premiums   Market Value at   Appreciation
Issue                          Month   Price  Contracts  Received  November 30, 2004 (Depreciation)
----------------------------- -------- ------ --------- ---------- ----------------- --------------
Accredo Health, Inc..........  Jan-06  $   30      43   $   29,744    $   24,510        $  5,234
Alexion Pharmaceuticals, Inc.  Feb-05      20      18        8,255         3,060           5,195
Alkermes, Inc................  Feb-05      15      31       13,512         6,355           7,157
Anthem, Inc..................  Dec-04      90      31        6,979           620           6,359
Anthem, Inc..................  Jan-05      90      94       61,450         8,930          52,520
Anthem, Inc..................  Jun-05      90      31       16,688        10,850           5,838
Atherogenics, Inc............  Jan-05      35      49       35,050        56,350         (21,300)
Baxter International, Inc....  Jan-06      35      62       41,486        32,860           8,626
Biogen Idec, Inc.............  Jan-05      55      24       10,008         3,600           6,408
Biogen Idec, Inc.............  Jan-05      60      25       12,950         9,250           3,700
Biogen Idec, Inc.............  Jan-06      60      31       26,312        23,870           2,442
Boston Scientific Corp.......  Jan-05      45      13       13,691        13,390             301
Cardinal Health, Inc.........  Jan-05      50      46       14,978         6,670           8,308
Celgene Corp.................  Jan-06      30      75       41,548        45,000          (3,452)
Cephalon, Inc................  Jan-05      55      31       22,847        23,560            (713)
Cephalon, Inc................  Jan-05      50      24       11,901         8,400           3,501
Community Health System, Inc.  Mar-05      30      37       11,924        11,840              84
CV Therapeutics, Inc.........  Jan-06      15      64       32,946        19,840          13,106
CV Therapeutics, Inc.........  Jan-06      20      60       33,704        33,600             104
Dade Behring Holdings, Inc...  Feb-05      60      60       36,356        42,000          (5,644)
Elan Corp., PLC Sponsored ADR  Jan-06      25      86       79,014        38,700          40,314
Elan Corp., PLC Sponsored ADR  Jan-05      25      30        3,810        13,500          (9,690)
Elan Corp., PLC Sponsored ADR  Jan-06      30      96       90,681        68,160          22,521
Elan Corp., PLC Sponsored ADR  Apr-05      25      60       13,020        15,000          (1,980)
Eyetech Pharmaceuticals, Inc.  Dec-04      40      58       53,000        14,790          38,210
Eyetech Pharmaceuticals, Inc.  Mar-05      40      67       59,791        31,490          28,301
Eyetech Pharmaceuticals, Inc.  Jun-05      40      31       18,918        19,840            (922)
Forest Laboratories, Inc.....  Jan-05      55      18       12,646        28,980         (16,334)
Genentech, Inc...............  Jan-05   62.50      31       36,443        44,640          (8,197)
Guidant Corp.................  Jan-05      70      25       16,512        15,500           1,012
Henry Schein, Inc............  Jan-06      60       9        4,852         4,230             622
Indevus Pharmaceuticals, Inc.  Dec-04     7.5      48        8,889         4,080           4,809
Invitrogen Corp..............  Jan-05      50      49       19,360         1,715          17,645
Invitrogen Corp..............  May-05      55      30       17,748         9,300           8,448
Manor Care, Inc..............  Jan-06      35       9        4,203         3,330             873
Martek Biosciences Corp......  Dec-04      60      39       27,246        83,460         (56,214)
Medicines Co.................  Apr-05      30      74       44,152        45,880          (1,728)
Medtronic, Inc...............  May-05      55      44       20,738        32,120         (11,382)
Merck & Co., Inc.............  Jan-06      30      49       15,083        23,520          (8,437)
MGI Pharma, Inc..............  Jan-05   32.50      92       51,573       100,280         (48,707)
St. Jude Medical, Inc........  Jan-05   18.75      74       25,228         8,880          16,348
Serologicals Corp............  Apr-05   22.50      10        3,490         1,700           1,790
Sepracor, Inc................  Jan-05      55      97      115,819       111,550           4,269
Sepracor, Inc................  Jan-06      55      56       66,393        80,080         (13,687)
Stryker Corp.................  Jan-05      50      37       14,680        22,940          (8,260)
Stryker Corp.................  Mar-05      50      31       16,336        20,150          (3,814)
UnitedHealth Group, Inc......  Jan-05      70      31       17,153         1,085          16,068
                              --------------------------------------------------------------------
                                                2,130   $1,339,107    $1,229,455        $109,652
                              --------------------------------------------------------------------

See Notes to Financial Statements

November 30, 2004    INCOME & GROWTH FUND - PORTFOLIO PROFILE (Unaudited)      37

Industry Allocation*

                   Banks.............................  10.16%
                   Collective Investment Pool........   8.46%
                   Oil & Gas.........................   8.13%
                   Telecommunications................   6.14%
                   Hospital Supplies.................   5.61%
                   Drugs.............................   5.47%
                   Insurance.........................   5.25%
                   Information Processing -- Hardware   4.87%
                   Retail............................   4.69%
                   Financial Services................   4.28%
                   Multimedia........................   3.93%
                   Utilities -- Electric.............   3.77%
                   Automotive........................   3.02%
                   Information Processing -- Services   2.81%
                   Leisure & Tourism.................   2.59%
                   Real Estate Investment Trusts.....   2.49%
                   Semiconductors....................   2.39%
                   Tobacco...........................   2.33%
                   Information Processing -- Software   2.09%
                   Paper/Forest Products.............   2.08%
                   Foods.............................   1.96%
                   Conglomerates.....................   1.71%
                   Household Products................   1.67%
                   Commercial Services...............   1.27%
                   Aerospace/Defense.................   1.25%
                   Chemical..........................   1.22%
                   Freight...........................   1.13%
                   Photography.......................   1.09%
                   Electronics/Electrical Equipment..   1.03%
                   Finance Companies.................   0.98%
                   Metals............................   0.80%
                   Utilities -- Gas, Distribution....   0.56%
                   Beverages.........................   0.56%
                   Railroads & Equipment.............   0.50%
                   Hardware & Tools..................   0.46%
                   Machinery.........................   0.40%
                   Appliances/Furnishings............   0.36%
                   Airlines..........................   0.14%
                   Medical -- Biomedical/Gene........   0.13%
                   Savings & Loan....................   0.10%
                   Utilities -- Gas, Pipeline........   0.08%
                   Publishing........................   0.07%
                                                      ------
                                                      108.03%
                                                      ======

*  Calculated as a percentage of net assets.

38  INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2004


                                                              Value
                                                    Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCKS -- 99.10%
        Aerospace/Defense -- 1.25%
          Boeing Co................................  46,819 $ 2,508,094
          Northrop Grumman Corp....................   8,611     485,057
                                                            -----------
                                                              2,993,151
                                                            -----------
        Airlines -- 0.14%
          Delta Air Lines, Inc.+#..................   5,300      36,941
          Southwest Airlines Co....................  19,200     302,016
                                                            -----------
                                                                338,957
                                                            -----------
        Appliances/Furnishings -- 0.36%
          Whirlpool Corp...........................  13,338     860,968
                                                            -----------
        Automotive -- 2.75%
          Ford Motor Co............................ 387,921   5,500,720
          Magna International, Inc., Class A#......   6,207     491,160
          SPX Corp.#...............................  14,432     593,299
                                                            -----------
                                                              6,585,179
                                                            -----------
        Banks -- 10.16%
          Bank of America Corp..................... 251,757  11,648,796
          First American Corp., Class A............  76,564   2,522,784
          Fremont General Corp.....................   3,523      83,847
          National City Corp....................... 136,383   5,057,082
          Wachovia Corp............................  57,059   2,952,803
          Wells Fargo & Co.........................  33,718   2,082,761
                                                            -----------
                                                             24,348,073
                                                            -----------
        Beverages -- 0.56%
          Adolph Coors Co., Class B#...............  18,061   1,352,769
                                                            -----------
        Chemical -- 1.22%
          Monsanto Co..............................  63,335   2,914,677
                                                            -----------
        Commercial Services -- 1.27%
          Cendant Corp............................. 134,695   3,053,536
                                                            -----------
        Conglomerates -- 1.71%
          General Electric Co......................  56,164   1,985,959
          Tyco International, Ltd..................  62,154   2,111,371
                                                            -----------
                                                              4,097,330
                                                            -----------
        Drugs -- 5.47%
          Bristol-Myers Squibb Co.................. 137,740   3,236,890
          KOS Pharmaceuticals, Inc.+...............   5,932     252,525
          Merck & Co., Inc......................... 154,399   4,326,260
          Pfizer, Inc.............................. 190,556   5,291,740
                                                            -----------
                                                             13,107,415
                                                            -----------
        Electronics/Electrical Equipment -- 0.83%
          Applera Corp. - Applied Biosystems Group.  51,398   1,053,659
          Arrow Electronics, Inc.+.................  36,671     899,540
          CommScope, Inc.+.........................   1,303      25,174
                                                            -----------
                                                              1,978,373
                                                            -----------
        Finance Companies -- 0.98%
          Capital One Financial Corp...............  29,885   2,348,363
                                                            -----------
        Financial Services -- 4.28%
          American Financial Group, Inc.#..........  12,700     399,796
          Countrywide Financial Corp............... 134,516   4,467,276
          JPMorgan Chase & Co...................... 124,010   4,668,977
          Raymond James Financial, Inc.#...........  24,127     713,677
                                                            -----------
                                                             10,249,726
                                                            -----------
        Foods -- 1.96%
          Corn Products International, Inc.........  22,930   1,247,851
          Pilgrims Pride Corp.#....................  16,410     549,735
          Sanderson Farms, Inc.#...................   9,112     339,422
          Tyson Foods, Inc., Class A............... 155,516   2,548,907
                                                            -----------
                                                              4,685,915
                                                            -----------

                                                              Value
                                                    Shares   (Note 3)

         --------------------------------------------------------------
         Freight -- 1.13%
           FedEx Corp..............................   6,600 $   627,198
           United Parcel Service, Inc., Class B....  24,600   2,070,090
                                                            -----------
                                                              2,697,288
                                                            -----------
         Hardware & Tools -- 0.46%
           Black & Decker Corp.....................  12,564   1,056,507
           Stanley Works...........................   1,102      51,529
                                                            -----------
                                                              1,108,036
                                                            -----------
         Hospital Supplies -- 5.61%
           AmerisourceBergen Corp.#................  48,453   2,855,820
           Becton, Dickinson and Co................  27,788   1,522,227
           Cardinal Health, Inc....................  19,821   1,036,242
           Johnson & Johnson....................... 132,902   8,016,648
                                                            -----------
                                                             13,430,937
                                                            -----------
         Household Products -- 1.67%
           Kimberly-Clark Corp.....................  29,100   1,851,051
           Procter & Gamble Co.....................  40,015   2,140,002
                                                            -----------
                                                              3,991,053
                                                            -----------
         Information Processing - Hardware -- 4.87%
           Hewlett-Packard Co...................... 153,331   3,066,620
           Ingram Micro, Inc., Class A+............  46,443     893,563
           International Business Machines Corp....  81,085   7,641,451
           Tech Data Corp.+........................   1,577      71,580
                                                            -----------
                                                             11,673,214
                                                            -----------
         Information Processing - Services -- 2.81%
           Checkfree Corp.+........................   4,880     180,804
           Computer Sciences Corp.+................  57,982   3,136,826
           Earthlink, Inc.+........................ 206,870   2,242,471
           United Online, Inc.+#...................  73,119     780,180
           VeriSign, Inc.+.........................  12,218     401,972
                                                            -----------
                                                              6,742,253
                                                            -----------
         Information Processing - Software -- 2.09%
           Microsoft Corp.......................... 186,791   5,007,867
                                                            -----------
         Insurance -- 5.25%
           ACE, Ltd................................  60,663   2,451,998
           Aon Corp................................  83,604   1,765,716
           CIGNA Corp..............................  67,965   4,758,909
           Fidelity National Financial, Inc........  25,695   1,102,059
           Hartford Financial Services Group, Inc..   1,816     116,224
           Humana, Inc.+...........................   9,823     243,807
           Lincoln National Corp...................   7,325     337,096
           St. Paul Cos., Inc......................  14,041     512,216
           W.R. Berkley Corp.......................  28,393   1,287,623
                                                            -----------
                                                             12,575,648
                                                            -----------
         Leisure & Tourism -- 2.59%
           Blockbuster, Inc., Class A#.............  71,907     609,771
           McDonald's Corp......................... 112,548   3,459,726
           Regal Entertainment Group, Class A#.....  56,000   1,166,480
           Sabre Holdings Corp., Class A...........  41,615     960,474
                                                            -----------
                                                              6,196,451
                                                            -----------
         Machinery -- 0.40%
           Cummins, Inc............................  12,011     956,316
                                                            -----------
         Medical - Biomedical/Gene -- 0.13%
           Amgen, Inc.+............................   4,998     300,080
                                                            -----------
         Metals -- 0.80%
           Phelps Dodge Corp.......................  15,290   1,485,118
           United States Steel Corp................   8,250     431,970
                                                            -----------
                                                              1,917,088
                                                            -----------

November 30, 2004 INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)   39
                                          - CONTINUED


                                                             Value
                                                   Shares   (Note 3)
          ------------------------------------------------------------
          COMMON STOCKS (continued)
          Multimedia -- 3.93%
            Time Warner, Inc.+.................... 248,421 $ 4,399,536
            Viacom, Inc., Class B.................  26,036     903,449
            Walt Disney Co........................ 153,095   4,115,194
                                                           -----------
                                                             9,418,179
                                                           -----------
          Oil & Gas -- 8.13%
            ChevronTexaco Corp.................... 226,310  12,356,526
            ConocoPhillips........................  17,268   1,571,215
            Exxon Mobil Corp......................  58,300   2,987,875
            Sunoco, Inc...........................  29,529   2,437,914
            UGI Corp.#............................   3,205     130,059
                                                           -----------
                                                            19,483,589
                                                           -----------
          Paper/Forest Products -- 2.08%
            Georgia-Pacific Corp..................  41,768   1,529,126
            Louisiana-Pacific Corp................  78,666   1,924,957
            Weyerhaeuser Co.......................  23,293   1,537,338
                                                           -----------
                                                             4,991,421
                                                           -----------
          Photography -- 1.09%
            Eastman Kodak Co.#....................  79,525   2,601,263
                                                           -----------
          Publishing -- 0.07%
            American Greetings Corp., Class A.....   6,456     171,859
                                                           -----------
          Railroads & Equipment -- 0.50%
            Burlington Northern Santa Fe Corp.....   8,400     378,336
            CSX Corp..............................   4,500     171,585
            Norfolk Southern Corp.................   8,200     281,506
            Union Pacific Corp....................   5,700     361,608
                                                           -----------
                                                             1,193,035
                                                           -----------
          Real Estate Investment Trusts -- 2.49%
            CBL & Associates Properties, Inc......  44,902   3,290,868
            Colonial Properties Trust#............  17,053     675,299
            Equity Office Properties Trust........  65,038   1,785,293
            Trizec Properties, Inc................  12,352     203,437
                                                           -----------
                                                             5,954,897
                                                           -----------
          Retail -- 4.69%
            Barnes & Noble, Inc.+#................  29,366     795,231
            Federated Department Stores, Inc......  35,254   1,931,919
            GameStop Corp.+.......................  12,091     256,571
            Kmart Holding Corp.+#.................  12,396   1,274,681
            May Department Stores Co.............. 124,940   3,513,313
            SUPERVALU, Inc........................ 109,971   3,473,984
                                                           -----------
                                                            11,245,699
                                                           -----------
          Savings & Loan -- 0.10%
            Flagstar Bancorp, Inc.#...............  10,785     235,005
                                                           -----------
          Semiconductors -- 2.39%
            Intel Corp............................ 255,878   5,718,873
                                                           -----------
          Telecommunications -- 6.14%
            Alltel Corp...........................  34,500   1,955,805
            Aspect Communications Corp.+..........   3,311      35,924
            AT&T Corp.............................  19,160     350,628
            BellSouth Corp........................  81,800   2,193,876
            Cisco Systems, Inc.+..................  54,634   1,022,202
            Harris Corp...........................   2,019     133,638
            Motorola, Inc......................... 170,292   3,279,824
            Nextel Communications, Inc., Class A+.  22,605     643,338
            SBC Communications, Inc...............  73,300   1,844,961
            Sprint Corp...........................  28,449     648,922
            Verizon Communications, Inc...........  62,900   2,593,367
                                                           -----------
                                                            14,702,485
                                                           -----------

                                                     Shares/         Value
                                                 Principal Amount   (Note 3)

 ------------------------------------------------------------------------------
 Tobacco -- 2.33%
   Altria Group, Inc............................        43,482    $  2,499,780
   Reynolds American, Inc.#.....................        40,824       3,087,519
                                                                  ------------
                                                                     5,587,299
                                                                  ------------
 Utilities - Electric -- 3.77%
   CenterPoint Energy, Inc.#....................       164,919       1,840,496
   Constellation Energy Group, Inc..............        18,591         812,427
   Exelon Corp..................................        22,307         930,425
   FirstEnergy Corp.............................        91,329       3,856,824
   FPL Group, Inc...............................         6,693         470,719
   Great Plains Energy, Inc.#...................        10,056         297,758
   OGE Energy Corp.#............................        32,050         828,492
                                                                  ------------
                                                                     9,037,141
                                                                  ------------
 Utilities - Gas, Distribution -- 0.56%
   Nicor, Inc.#.................................        36,316       1,340,060
                                                                  ------------
 Utilities - Gas, Pipeline -- 0.08%
   National Fuel Gas Co.........................         6,858         193,396
                                                                  ------------
 Total Common Stock
    (Cost $225,191,410).........................                   237,384,864
                                                                  ------------
 PREFERRED STOCK -- 0.47%
 Automotive -- 0.27%
   Ford Motor Co. Capital Trust II 6.50%........         8,000         419,600
   General Motors Corp., Series B 5.25%.........         9,646         222,051
                                                                  ------------
                                                                       641,651
                                                                  ------------
 Electronics/Electrical Equipment -- 0.20%
   Xerox Corp. 6.25%............................         3,500         479,850
                                                                  ------------
 Total Preferred Stock
    (Cost $990,533).............................                     1,121,501
                                                                  ------------
 Total Long-Term Investment Securities -- 99.57%
    (Cost $226,181,943).........................                   238,506,365
                                                                  ------------
 SHORT-TERM INVESTMENT SECURITIES -- 8.46%
 Collective Investment Pool -- 8.46%
   Securities Lending Quality Trust(1)..........
    (Cost $20,266,655)..........................   $20,266,655      20,266,655
                                                                  ------------
 TOTAL INVESTMENTS --
    (Cost $246,448,598)(2)......................        108.03%    258,773,020
 Liabilities in excess of other assets..........         (8.03)%   (19,245,556)
                                                   -----------    ------------
 NET ASSETS --                                             100%   $239,527,464
                                                   ===========    ============

--------
+  Non-income producing
#  The security or a portion thereof is out on loan (see Note 3).
(1) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

40  INTERNATIONAL EQUITIES FUND - PORTFOLIO PROFILE (Unaudited)  November 30, 2004

Industry Allocation*

                   Banks.............................  16.80%
                   Telecommunications................   8.76%
                   Oil & Gas.........................   8.44%
                   Drugs.............................   6.89%
                   Insurance.........................   4.38%
                   Electronics/Electrical Equipment..   4.16%
                   Repurchase Agreement..............   4.00%
                   Automotive........................   3.73%
                   Utilities -- Electric.............   3.59%
                   Retail............................   3.58%
                   Foods.............................   3.08%
                   Chemical..........................   2.25%
                   Building Materials................   2.02%
                   Collective Investment Pool........   1.93%
                   Real Estate.......................   1.92%
                   Conglomerates.....................   1.89%
                   Metals............................   1.84%
                   Commercial Services...............   1.83%
                   Exchange-Traded Funds.............   1.78%
                   Financial Services................   1.64%
                   Beverages.........................   1.32%
                   Leisure & Tourism.................   1.29%
                   Freight...........................   1.05%
                   Mining............................   1.05%
                   Machinery.........................   0.96%
                   Household Products................   0.80%
                   Tobacco...........................   0.76%
                   Publishing........................   0.75%
                   Multimedia........................   0.73%
                   Semiconductors....................   0.72%
                   Information Processing -- Software   0.64%
                   Railroads & Equipment.............   0.64%
                   Paper/Forest Products.............   0.61%
                   Water Services....................   0.52%
                   Aerospace/Defense.................   0.51%
                   Information Processing -- Services   0.49%
                   Broadcasting......................   0.44%
                   Airlines..........................   0.42%
                   Healthcare........................   0.36%
                   Medical Technology................   0.34%
                   Photography.......................   0.34%
                   U.S. Treasury Bills...............   0.33%
                   Apparel & Products................   0.32%
                   Home Builders.....................   0.28%
                   Advertising.......................   0.26%
                   Finance Companies.................   0.26%
                   Human Resources...................   0.19%
                   Real Estate Investment Trusts.....   0.18%
                   Textile -- Products...............   0.18%
                   Information Processing -- Hardware   0.13%
                   Utilities -- Gas, Distribution....   0.13%
                   Hospital Supplies.................   0.10%
                   Appliances/Furnishings............   0.09%
                   Hardware & Tools..................   0.02%
                   Heavy Duty Trucks/Parts...........   0.02%
                   Pollution Control.................   0.02%
                   Government Agencies...............   0.01%
                                                      ------
                                                      101.77%
                                                      ======


Country Allocation*:

                             United Kingdom  23.86%
                             Japan.........  20.42%
                             France........   8.69%
                             United States.   8.10%
                             Germany.......   6.43%
                             Switzerland...   6.37%
                             Australia.....   4.79%
                             Netherlands...   4.61%
                             Italy.........   3.81%
                             Spain.........   3.56%
                             Sweden........   2.42%
                             Hong Kong.....   1.49%
                             Finland.......   1.40%
                             Belgium.......   1.25%
                             Ireland.......   0.86%
                             Singapore.....   0.77%
                             Denmark.......   0.74%
                             Norway........   0.57%
                             Greece........   0.50%
                             Portugal......   0.33%
                             Austria.......   0.32%
                             New Zealand...   0.22%
                             Bermuda.......   0.14%
                             Luxembourg....   0.12%
                                            ------
                                            101.77%
                                            ======

*  Calculated as a percentage of net assets.

November 30, 2004    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     41
                                          (Unaudited)


                                                                       Value
                                                            Shares    (Note 3)
-------------------------------------------------------------------------------
COMMON STOCK -- 93.50%
Advertising -- 0.26%
  Aegis Group, PLC........................................    42,453 $   83,365
  Asatsu-DK, Inc..........................................     1,200     35,102
  Dentsu, Inc.............................................        58    158,951
  Publicis Groupe.........................................     4,847    160,258
  WPP Group, PLC..........................................    43,087    475,959
                                                                     ----------
                                                                        913,635
                                                                     ----------
Aerospace/Defense -- 0.51%
  BAE Systems, PLC........................................   116,783    547,373
  Cobham, PLC.............................................     4,236    116,739
  European Aeronautic Defense and Space Co................     9,241    279,494
  Finmeccanica SpA........................................   225,412    192,990
  Meggitt, PLC............................................    16,318     79,681
  Rolls Royce Group, PLC+.................................    58,533    294,486
  Rolls-Royce Group, PLC, Class B......................... 1,527,958      3,212
  Sagem SA................................................       694     63,800
  Thales SA...............................................     2,951    126,366
  Zodiac SA...............................................     1,437     59,204
                                                                     ----------
                                                                      1,763,345
                                                                     ----------
Airlines -- 0.42%
  Air France-KLM..........................................     4,604     87,099
  All Nippon Airways Co., Ltd.............................    20,000     69,582
  Auckland International Airport, Ltd.....................     9,317     51,957
  BAA, PLC................................................    40,874    454,637
  British Airways, PLC+...................................    20,663     87,668
  Cathay Pacific Airways, Ltd.............................    39,000     69,218
  Deutsche Lufthansa AG+..................................     8,737    123,356
  Flughafen Wien AG.......................................       401     28,735
  Iberia Lineas Aereas de Espana SA.......................    17,771     57,883
  Japan Airlines Corp.+...................................    26,000     73,780
  Kobenhavns Lufthavne A/S................................       215     39,432
  Qantas Airways, Ltd.....................................    34,500     95,331
  Ryanair Holdings, PLC+..................................     3,622     24,510
  Ryanair Holdings, PLC Sponsored ADR+#...................       715     27,992
  SAS AB+.................................................     3,200     26,439
  Singapore Airlines, Ltd.................................    21,000    139,765
                                                                     ----------
                                                                      1,457,384
                                                                     ----------
Apparel & Products -- 0.32%
  Adidas-Salomon AG.......................................     1,737    272,353
  Benetton Group SpA......................................     2,079     25,014
  Esprit Holdings, Ltd....................................    27,000    147,926
  Gunze, Ltd..............................................     8,017     34,982
  Hagemeyer NV+...........................................    19,696     40,063
  Hermes International....................................       352     64,579
  Luxottica Group SpA.....................................     5,206    101,602
  Onward Kashiyama Co., Ltd...............................     5,944     80,871
  Puma AG Rudolf Dassier Sport............................       619    170,601
  Tokyo Style Co., Ltd....................................     3,000     33,528
  Wacoal Corp.............................................     4,000     45,092
  World Co., Ltd..........................................     1,400     49,524
  Yue Yuen Industrial Holdings............................    18,500     47,823
                                                                     ----------
                                                                      1,113,958
                                                                     ----------
Appliances/Furnishings -- 0.09%
  Electrolux AB...........................................    10,800    237,953
  Kokuyo Co., Ltd.........................................     2,762     31,673
  MFI Furniture, PLC......................................    23,732     52,726
                                                                     ----------
                                                                        322,352
                                                                     ----------
Automotive -- 3.64%
  Aisin Seiki Co., Ltd....................................     6,200    133,460
  Autobacs Seven Co., Ltd.................................     1,055     30,861
  Bridgestone Corp........................................    24,000    434,985
  Compagnie Generale des Etablissements Michelin, Class B.     5,472    316,306
  Continental AG..........................................     4,654    283,686
  DaimlerChrysler AG......................................    32,854  1,469,756
  Denso Corp..............................................    20,200    483,897

                                                                Value
                                                      Shares   (Note 3)

      -------------------------------------------------------------------
      Automotive (continued)
        Fiat SpA+....................................  19,855 $   147,291
        GKN, PLC.....................................  28,016     120,605
        Honda Motor Co., Ltd.........................  28,600   1,370,243
        Inchcape, PLC................................   2,879      89,961
        Jardine Cycle & Carriage, Ltd................   5,059      30,581
        Koyo Seiko Co., Ltd..........................   4,000      50,884
        NGK Spark Plug Co., Ltd......................   6,455      62,919
        Nissan Motor Co., Ltd........................  94,800     999,592
        NOK Corp.....................................   3,600     104,431
        Nokian Renkaat Oyj...........................     360      51,737
        Peugoet SA...................................   6,494     397,052
        Pirelli & C. SpA.............................  69,827      88,840
        Renault SA...................................   7,068     578,358
        Sanden Corp..................................   4,803      28,426
        Scania AB....................................   3,700     145,966
        Toyoda Gosei Co., Ltd........................   2,300      43,362
        Toyota Motor Corp............................ 110,149   4,131,926
        Trelleborg AB................................   3,029      50,278
        USS Co., Ltd.................................     880      78,593
        Valeo SA.....................................   2,821     111,611
        Volkswagen AG................................   8,556     386,173
        Volvo AB, Class A............................   3,700     145,691
        Volvo AB, Class B............................   8,600     351,436
                                                              -----------
                                                               12,718,907
                                                              -----------
      Banks -- 16.80%
        77 Bank, Ltd.................................  13,000      84,645
        ABN AMRO Holding NV..........................  59,671   1,466,011
        Allied Irish Banks, PLC......................  32,909     639,638
        Alpha Bank AE................................   7,627     238,892
        Australia & New Zealand Banking Group, Ltd.@.  69,378   1,073,665
        Banca Antonveneta SpA+.......................   8,800     210,585
        Banca Intesa SpA............................. 124,169     549,705
        Banca Intesa SpA-RNC.........................  35,587     134,364
        Banca Monte dei Paschi di Siena SpA..........  42,049     137,519
        Banca Nazionale del Lavoro SpA+..............  46,555     113,882
        Banca Popolare di Milano SCRL................  15,048     122,434
        Banche Popolari Unite SCRL...................  12,857     253,314
        Banco Bilbao Vizcaya Argentaria SA........... 122,935   2,023,336
        Banco BPI SA.................................  13,052      53,097
        Banco Comercial Portugues SA.................  68,373     170,889
        Banco Espirto Santo SA.......................   4,008      70,868
        Banco Popolare Di Verona e Novara SCRL.......  14,131     270,337
        Banco Popular Espanol SA.....................   6,074     383,082
        Banco Santander Central Hispano SA........... 163,780   1,968,345
        Bank Austria Creditanstalt AG................   1,402     119,289
        Bank of East Asia, Ltd.......................  51,000     160,041
        Bank of Fukuoka, Ltd.........................  21,145     134,185
        Bank of Ireland..............................  36,868     562,682
        Bank of Yokohama, Ltd........................  46,000     290,573
        Barclays, PLC................................ 246,302   2,541,889
        Bayerische Hypo-und Vereinsbank AG+..........  23,879     532,379
        BNP Paribas..................................  30,386   2,112,745
        BOC Hong Kong Holdings, Ltd.................. 141,500     266,603
        Capitalia SpA................................  54,749     214,719
        Chiba Bank, Ltd..............................  27,000     171,866
        Close Brothers Group, PLC....................   4,679      63,758
        Commerzbank AG+..............................  17,112     341,471
        Commonwealth Bank of Australia...............  47,668   1,155,653
        Credit Agricole SA...........................  25,305     749,538
        Credit Suisse Group+.........................  43,394   1,692,431
        Danske Bank A/S..............................  16,600     496,037
        DBS Group Holdings, Ltd......................  43,000     414,837
        Depfa Bank, PLC..............................  13,472     220,297
        Deutsche Bank AG.............................  18,679   1,583,090
        Dexia (Brussels).............................  23,845     508,163
        Dexia (Paris)+...............................   1,290          17
        DNB NOR ASA..................................  25,160     236,987

42     INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     November 30, 2004
                      (Unaudited) - CONTINUED


                                                                 Value
                                                       Shares   (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Banks (continued)
       EFG Eurobank Ergasias SA.......................   7,110 $   208,331
       Emporiki Bank of Greece SA.....................   1,975      60,128
       Erste Bank Der Oesterreichischen Sparkassen AG.   4,608     234,569
       FinecoGroup SpA+...............................   6,024      44,848
       Gunma Bank, Ltd................................  14,000      73,333
       Hang Seng Bank, Ltd............................  29,088     404,026
       HBOS, PLC...................................... 148,528   2,079,270
       Hokuhoku Financial Group, Inc..................  36,177      93,167
       HSBC Holdings, PLC............................. 422,871   7,200,796
       Hypo Real Estate Holding AG+...................   4,977     192,810
       Joyo Bank, Ltd.................................  26,723     125,175
       KBC Bankverzekeringsholding....................   4,150     309,240
       Lloyds TSB Group, PLC.......................... 213,556   1,719,280
       Macquarie Bank, Ltd............................   8,386     284,606
       Mediobanca SpA.................................  17,828     258,109
       Mitsubishi Tokyo Financial Group, Inc..........     174   1,648,688
       Mitsui Trust Holdings, Inc.....................  20,000     152,964
       Mizuho Financial Group, Inc....................     296   1,288,708
       National Australia Bank, Ltd...................  58,381   1,264,422
       National Bank of Greece SA.....................   9,491     291,471
       Nordea Bank AB.................................  83,590     821,303
       Oversea-Chinese Banking Corp...................  40,000     327,278
       Overseas Union Enterprise, Ltd.................   3,000      13,647
       Piraeus Bank SA................................   6,419     101,039
       Resona Holdings, Inc.+......................... 173,000     305,986
       Royal Bank of Scotland Group, PLC.............. 119,738   3,679,705
       Sanpaolo IMI SpA...............................  36,761     504,847
       Shinsei Bank, Ltd..............................  20,000     133,722
       Shizuoka Bank, Ltd.............................  22,163     194,922
       Skandinaviska Enskilda Banken AB...............  17,800     339,184
       Societe Generale, Class A......................  12,722   1,228,748
       Sumitomo Mitsui Financial Group, Inc...........     154   1,070,068
       Sumitomo Trust & Banking Co., Ltd..............  45,000     300,000
       Suncorp-Metway, Ltd............................  20,557     273,704
       Suruga Bank, Ltd...............................   8,000      61,885
       Svenska Handelsbanken AB, Series A.............  19,800     483,409
       UBS AG.........................................  40,801   3,297,159
       UFJ Holdings, Inc.+............................     145     769,388
       UniCredito Italiano SpA........................ 168,156     927,753
       United Overseas Bank, Ltd......................  45,000     373,683
       Westpac Banking Corp...........................  67,844     970,854
                                                               -----------
                                                                58,646,083
                                                               -----------
     Beverages -- 1.32%
       Asahi Breweries, Ltd...........................  14,695     173,798
       Carlsberg A/S, Class B.........................   1,300      60,596
       Coca Cola Hellenic Bottling Co. SA.............   3,170      77,544
       Coca-Cola Amatil, Ltd..........................  17,500     100,630
       Coca-Cola West Japan Co., Ltd..................   1,600      39,883
       Diageo, PLC.................................... 116,547   1,630,449
       Foster's Group, Ltd............................  76,273     317,905
       Fraser and Neave, Ltd..........................   7,240      64,542
       Heineken NV....................................   9,349     295,811
       InBev NV.......................................   6,585     241,797
       Ito En, Ltd....................................   1,100      54,412
       Kirin Brewery Co., Ltd.........................  25,937     248,784
       Lion Nathan, Ltd...............................  11,214      68,811
       Pernod-Ricard..................................   2,017     301,132
       SABMiller, PLC.................................  30,540     513,917
       Sapporo Holdings, Ltd..........................  11,000      47,570
       Scottish & Newcastle, PLC......................  30,740     252,032
       Southcorp, Ltd.+...............................  24,150      68,037
       Takara Holdings, Inc...........................   6,794      45,756
                                                               -----------
                                                                 4,603,406
                                                               -----------
     Broadcasting -- 0.44%
       Antena 3 de Television SA+.....................     743      48,895
       British Sky Broadcasting Group, PLC............  48,076     512,463

                                                                Value
                                                      Shares   (Note 3)

       -----------------------------------------------------------------
       Broadcasting (continued)
         Fuji Television Network, Inc................      20 $   42,371
         ITV, PLC.................................... 158,698    332,867
         Mediaset SpA................................  22,539    272,976
         Modern Times Group AB, Class B+.............   1,950     49,641
         Sky Network Television, Ltd.+...............   3,717     15,467
         Societe Television Francaise 1..............   4,522    144,042
         Sogecable SA+...............................   1,442     61,193
         Television Broadcasts, Ltd..................  11,000     52,061
                                                              ----------
                                                               1,531,976
                                                              ----------
       Building Materials -- 2.02%
         Amec, PLC...................................  11,417     64,641
         Asahi Glass Co., Ltd........................  28,249    310,217
         Boral, Ltd..................................  22,198    118,221
         Bouygues SA.................................   7,618    327,734
         BPB, PLC....................................  18,957    159,411
         Central Glass Co., Ltd......................   7,000     47,823
         Cimpor Cimentos de Portugal SA..............   7,694     42,654
         Compagnie de Saint-Gobain...................  11,858    674,883
         CRH, PLC....................................  20,214    510,596
         CSR, Ltd....................................  34,917     69,263
         Daikin Industries, Ltd......................   7,010    185,298
         Fletcher Building, Ltd......................  16,672     73,663
         FLS Industries A/S+.........................   1,100     17,714
         Fomento de Construcciones y Contratas SA....   1,745     71,429
         Geberit AG..................................     135     95,236
         Hanson, PLC.................................  28,125    225,217
         HeidelbergCement AG.........................   2,311    131,681
         Holcim, Ltd.................................   6,142    351,911
         Imerys SA...................................   1,215     92,798
         Italcementi SpA.............................   2,704     40,909
         James Hardie Industries NV..................  17,509     78,248
         JS Group Corp...............................   9,275    163,597
         Kawasaki Heavy Industries, Ltd..............  46,842     70,559
         Kingspan Group, PLC.........................   4,424     39,582
         Lafarge SA..................................   6,515    611,925
         Matsushita Electric Works, Ltd..............  12,000    102,857
         Mitsui Engineering & Shipbuilding Co., Ltd..  25,668     42,905
         New World Development, Ltd..................  85,000     96,200
         Nippon Sheet Glass Co., Ltd.................  14,067     54,272
         Nishimatsu Construstion Co., Ltd............   9,571     30,043
         NKT Holding A/S.............................     727     18,992
         Obayashi Corp...............................  21,861    135,967
         Okumura Corp................................   6,977     38,445
         Pilkington, PLC.............................  39,282     80,517
         Rinker Group, Ltd...........................  35,920    266,159
         Rinnai Corp.................................   1,400     35,306
         RMC Group, PLC..............................   8,641    139,050
         Sanwa Shutter Corp..........................   7,000     39,184
         Skanska AB..................................  13,670    160,769
         Sumitomo Osaka Cement Co., Ltd..............  14,796     32,640
         Taiheiyo Cement Corp........................  30,000     75,219
         Taisei Corp.................................  29,384    116,222
         Technical Olympic SA........................   3,040     16,732
         Titan Cement Co. SA.........................   2,190     60,734
         Toda Corp...................................   7,683     34,346
         Uponor Oyj..................................   1,200     21,952
         VA Technologie AG+..........................     439     34,172
         Vinci SA....................................   2,788    345,261
         Wienerberger AG.............................   2,406    106,835
         Wolseley, PLC...............................  22,328    384,476
                                                              ----------
                                                               7,044,465
                                                              ----------
       Chemical -- 2.20%
         Akzo Nobel NV...............................  10,374    429,198
         Asahi Kasei Corp............................  46,549    229,805
         BASF AG.....................................  19,921  1,341,148
         BOC Group, PLC..............................  19,030    340,416

November 30, 2004    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     43
                                    (Unaudited) - CONTINUED


                                                                      Value
                                                             Shares  (Note 3)
  ----------------------------------------------------------------------------
  COMMON STOCK (continued)
  Chemical (continued)
    Ciba Specialty Chemicals AG+............................  2,616 $  188,792
    Clariant AG.............................................  8,783    136,789
    Daicel Chemical Industries, Ltd......................... 10,427     57,759
    Dainippon Ink and Chemicals, Inc........................ 25,180     57,016
    Denki Kagaku Kogyo Kabushiki Kaisha..................... 16,226     52,667
    DSM NV..................................................  2,890    173,894
    Hitachi Chemical Co., Ltd...............................  4,000     69,154
    Imperial Chemical Industries, PLC....................... 45,460    205,908
    Ishihara Sangyo Kaisha, Ltd............................. 11,000     24,694
    Johnson Matthey, PLC....................................  8,423    162,988
    JSR Corp................................................  6,800    141,088
    Kaneka Corp............................................. 11,081    121,471
    Kansai Paint Co., Ltd...................................  8,000     48,358
    Kingboard Chemicals Holdings, Ltd....................... 18,000     39,123
    L' Air Liquide SA.......................................  4,165    720,384
    Lonza Group AG..........................................  1,445     78,101
    Mitsubishi Chemical Corp................................ 61,401    183,189
    Mitsubishi Gas Chemical Co., Inc........................ 13,864     65,749
    Mitsui Chemicals, Inc................................... 23,000    120,700
    Nippon Kayaku Co., Ltd..................................  6,000     32,828
    Nippon Shokubai Co., Ltd................................  5,502     45,182
    Nissan Chemical Industries, Ltd.........................  7,000     54,762
    Nitto Denko Corp........................................  6,207    323,319
    Orica, Ltd.............................................. 10,306    155,912
    Sekisui Chemical Co., Ltd............................... 15,925    104,619
    Shin-Etsu Chemical Co., Ltd............................. 13,626    528,355
    Showa Denko K.K......................................... 36,798     89,760
    Solvay SA...............................................  2,422    267,254
    Sumitomo Bakelite Co., Ltd..............................  7,000     40,748
    Sumitomo Chemical Co., Ltd.............................. 50,000    249,271
    Syngenta AG+............................................  4,081    431,482
    Taiyo Nippon Sanso Corp................................. 11,000     61,147
    Tosoh Corp.............................................. 17,718     77,656
    Ube Industries, Ltd.+................................... 31,463     51,368
    Yara International ASA+.................................  8,104    104,091
    Zeon Corp...............................................  7,000     56,326
                                                                    ----------
                                                                     7,662,471
                                                                    ----------
  Commercial Services -- 1.84%
    ABB, Ltd.+.............................................. 71,109    439,245
    Abertis Infraestructuras SA.............................  9,817    203,599
    Acciona SA..............................................  1,092     85,654
    ACS, Actividades de Construccion y Servicios SA......... 10,100    212,154
    Aggreko, PLC............................................  9,712     28,538
    Ansell, Ltd.............................................  6,052     42,742
    Autoroutes du Sud de la France..........................  2,645    130,001
    Autostrade SpA..........................................  9,819    239,408
    Balfour Beatty, PLC..................................... 16,036     92,401
    Benesse Corp............................................  2,414     77,182
    Brambles Industries, Ltd................................ 36,915    200,874
    Brambles Industries, PLC................................ 27,620    137,771
    Brisa-Auto Estradas de Portugal SA...................... 13,739    120,551
    Bunzl, PLC.............................................. 17,130    146,175
    Cap Gemini SA+..........................................  4,763    153,872
    Cheung Kong Infrastructure Holdings, Ltd................ 18,000     51,739
    Cintra Concesiones de Infrastructuras de Transporte SA+.  7,400     77,621
    COMSYS Holdings Corp....................................  4,737     40,879
    Dai Nippon Printing Co., Ltd............................ 24,000    358,717
    Davis Service Group, PLC................................  7,734     58,163
    De La Rue, PLC..........................................  6,993     44,972
    Group 4 Securicor, PLC+................................. 43,416    104,963
    Grupo Ferrovial SA......................................  2,409    116,256
    Hays, PLC............................................... 66,248    153,198
    Hellenic Technodomiki Tev SA............................  3,435     15,253
    Intertek Group, PLC.....................................  5,901     79,508
    ISS A/S.................................................  1,702     94,408
    Itochu Techno-Science Corp..............................  1,100     44,684
    JGC Corp................................................  8,282     71,150

                                                               Value
                                                     Shares   (Note 3)

         --------------------------------------------------------------
         Commercial Services (continued)
           Kajima Corp..............................  34,000 $  147,366
           Kidde, PLC...............................  32,110     93,278
           Kinden Corp..............................   6,036     44,463
           Leighton Holdings, Ltd...................   5,204     44,144
           Li & Fung, Ltd...........................  60,000    100,315
           Linde AG.................................   3,186    194,627
           Macquarie Infrastructure Group...........  73,920    225,938
           Marubeni Corp............................  48,000    136,210
           Mitsubishi Logistics Corp................   5,000     46,599
           Nichii Gakkan Co.........................     900     30,700
           Rank Group, PLC..........................  22,823    132,381
           Rentokil Initial, PLC....................  69,081    187,474
           Securitas AB.............................  11,100    175,986
           SembCorp Industries, Ltd.................  35,000     30,988
           SembCorp Marine, Ltd.....................  20,000     13,922
           Serco Group, PLC.........................  16,597     70,814
           SGS SA...................................     164    109,506
           Shimizu Corp.............................  19,559    100,361
           Singapore Post, Ltd......................  51,000     26,625
           Singapore Technologies Engineering, Ltd..  50,000     64,723
           Smiths Group, PLC........................  21,415    313,298
           Takuma Co., Ltd..........................   3,066     22,287
           Tenon, Ltd.+.............................   2,128      3,271
           TIS, Inc.................................   1,468     62,201
           Toppan Printing Co., Ltd.................  20,477    213,128
           Toyo Seikan Kaisha, Ltd..................   5,626     92,017
           Transurban Group.........................  20,327    100,726
                                                             ----------
                                                              6,405,026
                                                             ----------
         Conglomerates -- 1.89%
           Amano Corp...............................   3,148     28,665
           Cookson Group, PLC+......................  72,330     46,654
           DCC, PLC.................................   3,032     63,486
           Futuris Corp., Ltd.......................  20,123     32,772
           Groupe Bruxelles Lambert SA..............   2,639    205,944
           Haw Par Corp., Ltd.......................   4,695     14,047
           Hutchison Whampoa, Ltd...................  81,000    726,609
           Invensys, PLC+........................... 217,048     72,592
           Itochu Corp.+............................  51,000    231,458
           Keppel Corp., Ltd........................  21,000    103,221
           LVMH Moet Hennessy Louis Vuitton SA......   9,348    664,882
           Mitsubishi Corp..........................  41,001    519,187
           Novar, PLC...............................  16,448     51,081
           Patrick Corp., Ltd.......................  20,710    100,386
           Siemens AG...............................  30,605  2,451,440
           Sumitomo Corp............................  34,000    286,803
           Swire Pacific, Ltd.......................  35,816    287,891
           Tomkins, PLC.............................  29,485    139,467
           Wesfarmers, Ltd..........................  14,362    423,459
           Wharf Holdings, Ltd......................  46,000    163,578
                                                             ----------
                                                              6,613,622
                                                             ----------
         Drugs -- 6.89%
           Alfresa Holdings Corp....................     800     27,600
           AstraZeneca, PLC.........................  63,539  2,483,297
           Bayer AG.................................  25,085    795,046
           Celesio AG...............................   1,299     99,732
           Chugai Pharmaceutical Co., Ltd...........  10,436    163,791
           CSL, Ltd.................................   7,520    154,395
           Daiichi Pharmaceutical Co., Ltd..........   9,200    183,285
           Eisai Co., Ltd...........................   9,606    286,593
           Elan Corp., PLC (London)+................   4,802    126,403
           Elan Corp., PLC (Dublin)+................  10,098    263,797
           Fujisawa Pharmaceutical Co., Ltd.........  10,700    277,119
           GlaxoSmithKline, PLC..................... 224,787  4,729,916
           H. Lundbeck A/S..........................   2,700     50,727
           Kaken Pharmaceutical Co., Ltd............   3,214     20,240
           Kyowa Hakko Kogyo Co., Ltd...............  12,265     87,845

44     INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     November 30, 2004
                      (Unaudited) - CONTINUED


                                                              Value
                                                    Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Drugs (continued)
          Mayne Group, Ltd.........................  24,422 $    80,113
          MEDICEO Holdings Co., Ltd................   3,700      34,339
          Merck KGaA...............................   1,906     110,454
          Novartis AG..............................  90,876   4,353,628
          Novo-Nordisk A/S.........................   9,700     515,487
          Omega Pharma SA..........................     806      41,286
          Orion Oyj, Class B.......................   2,800      44,409
          Roche Holdings AG........................  26,812   2,823,059
          Sankyo Co., Ltd..........................  14,200     278,066
          Sanofi-Aventis...........................  37,444   2,820,032
          Schering AG..............................   6,293     448,011
          Serono SA................................     246     158,215
          Shionogi & Co., Ltd......................  10,507     141,727
          Suzuken Co., Ltd.........................   1,800      42,332
          Taisho Pharmaceutical Co., Ltd...........   7,000     134,694
          Takeda Pharmaceutical Co., Ltd...........  33,900   1,666,997
          UCB SA...................................   3,341     172,826
          Yamanouchi Pharmaceutical Co., Ltd.......  11,700     427,522
                                                            -----------
                                                             24,042,983
                                                            -----------
        Electronics/Electrical Equipment -- 4.16%
          Advantest Corp...........................   2,610     194,799
          Alps Electric Co., Ltd...................   5,449      79,643
          Anritsu Corp.............................   4,000      29,310
          Bang & Olufsen A/S.......................     450      28,464
          Barco NV.................................     451      41,491
          Canon, Inc...............................  32,100   1,609,679
          Dainippon Screen Manufacturing Co., Ltd..   7,401      40,493
          Electrocomponents, PLC...................  16,611      93,016
          Epcos AG+................................   1,870      29,808
          Fanuc, Ltd...............................   5,400     337,434
          Fuji Electric Holdings Co., Ltd..........  19,000      49,116
          Fujikura, Ltd............................  13,000      58,746
          Furukawa Electric, Co., Ltd.+............  21,000     104,286
          Gamesa Corp. Tecnologica SA..............   4,179      55,113
          GN Store Nord A/S........................   8,000      82,667
          Hirose Electric Co., Ltd.................   1,181     125,216
          Hitachi Cable, Ltd.......................   7,000      29,592
          Hitachi, Ltd............................. 121,849     789,828
          Johnson Electric Holdings, Ltd...........  56,500      54,862
          Keyence Corp.............................   1,200     271,720
          Koninklijke Philips Electronics NV.......  50,225   1,295,369
          Kyocera Corp.............................   6,143     432,816
          Mabuchi Motor Co., Ltd...................   1,100      75,578
          Matsushita Electric Industrial Co., Ltd..  84,000   1,249,796
          Minebea Co., Ltd.........................  13,125      52,806
          Mitsubishi Electric Corp.................  65,000     318,999
          Mitsumi Electric Co., Ltd................   2,500      27,745
          Murata Manufacturing Co., Ltd............   8,473     443,000
          NEC Corp.................................  62,441     345,276
          NGK Insulators, Ltd......................  10,537      87,757
          OCE NV...................................   2,998      44,839
          Oki Electric Industry Co., Ltd.+.........  20,000      79,106
          Omron Corp...............................   8,084     185,013
          Pioneer Corp.............................   5,811     109,105
          Premier Farnell, PLC.....................  13,852      54,138
          Ricoh Co., Ltd...........................  25,000     443,149
          Sanyo Electric Co., Ltd..................  57,000     188,338
          Schneider Electric SA....................   8,454     587,247
          Secom Co., Ltd...........................   7,659     302,936
          Seiko Epson Corp.........................   3,700     151,380
          Sharp Corp...............................  35,330     567,546
          SMC Corp.................................   2,000     220,797
          Sony Corp................................  35,262   1,285,058
          Stanley Electric Co., Ltd................   5,700      92,341
          Sumitomo Electric Industries, Ltd........  25,087     263,304
          Taiyo Yuden Co...........................   5,000      51,069
          TDK Corp.................................   4,500     323,178

                                                               Value
                                                     Shares   (Note 3)

        ----------------------------------------------------------------
        Electronics/Electrical Equipment (continued)
          Thomson...................................   9,102 $   218,901
          Toshiba Corp.............................. 109,618     465,530
          Ushio, Inc................................   5,000      91,545
          Venture Corp, Ltd.........................   8,000      77,179
          Vestas Wind Systems A/S+..................   6,294      72,922
          Yamaha Corp...............................   6,251      88,267
          Yokogawa Electric Corp....................   9,000     125,248
                                                             -----------
                                                              14,522,561
                                                             -----------
        Finance Companies -- 0.26%
          Aeon Credit Service Co., Ltd..............     900      64,548
          Aiful Corp................................   1,600     181,924
          Cattles, PLC..............................  12,523      88,793
          Credit Saison Co., Ltd....................   5,154     173,803
          Promise Co., Ltd..........................   3,300     230,904
          Takefuji Corp.............................   2,520     164,082
                                                             -----------
                                                                 904,054
                                                             -----------
        Financial Services -- 1.64%
          3I Group, PLC.............................  23,417     292,464
          Acom Co., Ltd.............................   2,739     206,290
          Amvescap, PLC.............................  27,836     170,635
          Australian Stock Exchange, Ltd............   3,920      56,670
          Banca Fideuram SpA........................  11,224      55,360
          D Carnegie & Co. AB.......................   2,200      25,382
          Daiwa Securities Group, Inc...............  45,045     308,180
          Deutsche Boerse AG........................   4,053     240,047
          Euronext NV...............................   3,729     112,982
          Fortis....................................  44,589   1,180,241
          Hitachi Capital Corp......................   2,100      40,918
          Hong Kong Exchanges & Clearing, Ltd.......  42,000     106,141
          ICAP, PLC.................................  18,463      84,509
          Independent Newspapers, Ltd...............   4,176      16,063
          Irish Life & Permanent, PLC...............  10,284     177,737
          Jafco Co., Ltd............................   1,100      66,385
          London Stock Exchange, PLC................   9,716      75,900
          Man Group, PLC............................  10,657     303,470
          MLP AG....................................   2,488      49,450
          Nikko Cordial Corp........................  59,000     294,713
          Nomura Holdings, Inc.+....................  71,000     998,416
          OMX AB+...................................   2,959      37,443
          ORIX Corp.................................   3,000     381,924
          Perpetual Trustees Australia, Ltd.........   1,462      62,572
          Provident Financial, PLC..................   9,732     114,293
          Sampo Oyj.................................  12,750     164,589
          Schroders, PLC............................   4,745      62,028
          Singapore Exchange, Ltd...................  28,000      29,406
          Tower, Ltd.+..............................  11,017      16,935
          Yamaichi Securities Co., Ltd. ADR+#(1)(6).   6,000           0
                                                             -----------
                                                               5,731,143
                                                             -----------
        Foods -- 3.08%
          Ajinomoto Co., Inc........................  21,807     246,892
          Ariake Japan Co., Ltd.....................     800      19,359
          Axfood AB.................................   1,150      36,637
          Cadbury Schweppes, PLC....................  78,980     704,902
          Casino Guichard Perrachon SA..............   1,249      95,893
          Colruyt SA................................     674     106,988
          Compass Group, PLC........................  82,222     360,240
          Danisco A/S...............................   1,950     118,807
          Delhaize Group............................   2,657     204,170
          East Asiatic Co., Ltd. A/S................     800      40,797
          Fyffes, PLC (London)......................   1,079       2,980
          Fyffes, PLC (Dublin)......................  10,830      29,947
          Greencore Group, PLC......................   5,979      23,051
          Groupe Danone.............................   9,207     820,708
          House Foods Corp..........................   2,783      39,676
          Katokichi Co., Ltd........................   1,603      30,222
          Kerry Group, PLC..........................   4,961     114,034

November 30, 2004    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     45
                                    (Unaudited) - CONTINUED


                                                                Value
                                                      Shares   (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Foods (continued)
        Kesko Oyj, Class B...........................   2,330 $    54,177
        Kikkoman Corp................................   6,531      59,661
        Meiji Dairies Corp...........................   9,000      50,641
        Meiji Seika Kaisha, Ltd......................  11,975      52,718
        Nestle SA....................................  15,399   3,952,099
        Nichirei Corp................................  10,213      38,113
        Nippon Meat Packers, Inc.....................   6,000      77,726
        Nisshin Seifun Group, Inc....................   6,963      76,600
        Nissin Food Products Co., Ltd................   3,255      80,980
        Orkla ASA....................................   7,324     225,773
        QP Corp......................................   4,200      36,816
        Royal Numico NV+.............................   5,712     203,514
        Snow Brand Milk Products Co., Ltd.+..........   5,500      16,890
        Sodexho Alliance SA..........................   3,641     110,945
        Suedzucker AG................................   2,002      40,855
        Tate & Lyle, PLC.............................  15,663     147,352
        Toyo Suisan Kaisha, Ltd......................   4,000      51,701
        Unilever NV..................................  21,813   1,371,956
        Unilever, PLC................................ 105,555     966,294
        Yakult Honsha Co., Ltd.......................   5,258      89,933
        Yamazaki Baking Co., Ltd.....................   5,513      50,040
                                                              -----------
                                                               10,750,087
                                                              -----------
      Freight -- 1.05%
        AP Moller - Maersk A/S.......................      41     335,266
        Arriva, PLC..................................   7,400      69,298
        Associated British Ports Holdings, PLC.......  12,178     109,446
        ComfortDelGro Corp., Ltd.....................  67,000      58,501
        Compagnie Maritime Belge SA..................     134      38,800
        Deutsche Post AG.............................  16,987     358,398
        DSV A/S......................................     825      53,438
        Exel, PLC....................................  11,381     160,630
        Firstgroup, PLC..............................  15,217      98,297
        Frontline, Ltd...............................   1,500      90,767
        Kamigumi Co., Ltd............................  10,135      78,696
        Kawasaki Kisen Kaisha, Ltd...................  17,631     118,225
        Mitsui & Co., Ltd............................  48,331     418,963
        Mitsui OSK Lines, Ltd........................  34,000     211,137
        National Express Group, PLC..................   5,299      76,359
        Neptune Orient Lines, Ltd....................  20,000      36,025
        Nippon Express Co., Ltd......................  30,879     145,842
        Nippon Yusen Kabushiki Kaisha................  35,000     186,394
        Orient Overseas International, Ltd...........   8,000      30,352
        Peninsular and Oriental Steam Navigation Co..  28,152     161,946
        Seino Transportation Co., Ltd................   5,893      53,547
        SembCorp Logistics, Ltd......................  12,000      16,413
        Ship Finance International, Ltd..............     200       5,010
        Sojitz Holdings Corp.+.......................   7,500      31,633
        Stagecoach Group, PLC........................  30,381      55,450
        Toll Holdings, Ltd...........................   9,197      85,468
        TPG NV.......................................  14,430     378,308
        Yamato Transport Co., Ltd....................  14,923     212,751
                                                              -----------
                                                                3,675,360
                                                              -----------
      Hardware & Tools -- 0.02%
        Makita Corp..................................   5,000      77,308
                                                              -----------
      Healthcare -- 0.36%
        Alliance Unichem, PLC........................   9,514     130,733
        Capio AB+....................................   3,000      33,496
        Coloplast A/S................................     550      59,343
        Elekta AB, Class B+..........................   1,200      32,870
        Essilor International SA.....................   3,754     256,525
        Fisher & Paykel Healthcare Corp..............  17,454      36,188
        Gambro AB, Series A..........................   6,400      83,129
        Gambro AB, Series B..........................   3,600      45,286
        Hoya Corp....................................   4,000     416,715
        Parkway Holdings, Ltd........................  23,000      19,661

                                                               Value
                                                      Shares  (Note 3)

         --------------------------------------------------------------
         Healthcare (continued)
           Phonak Holding AG.........................  1,624 $   51,298
           SSL International, PLC....................  7,231     39,040
           William Demant Holding+...................  1,046     46,417
                                                             ----------
                                                              1,250,701
                                                             ----------
         Heavy Duty Trucks/Parts -- 0.02%
           Hino Motors, Ltd..........................  9,000     59,738
                                                             ----------
         Home Builders -- 0.28%
           Barratt Developments, PLC.................  9,143     89,727
           Bellway, PLC..............................  4,251     57,845
           Berkeley Group Holdings, PLC..............  4,132     94,052
           Daiwa House Industry Co., Ltd............. 18,070    194,222
           Persimmon, PLC............................ 10,422    123,193
           Sekisui House, Ltd........................ 19,000    209,942
           Taylor Woodrow, PLC....................... 22,294     98,848
           Wimpey George, PLC........................ 14,846    101,433
                                                             ----------
                                                                969,262
                                                             ----------
         Hospital Supplies -- 0.08%
           Fresenius Medical Care AG.................  1,335    104,182
           Terumo Corp...............................  6,400    164,198
                                                             ----------
                                                                268,380
                                                             ----------
         Household Products -- 0.80%
           Aderans Co., Ltd..........................  1,300     28,615
           Beiersdorf AG.............................    642     69,066
           Fisher & Paykel Appliances Holdings, Ltd..  9,498     29,132
           Givaudan SA...............................    275    181,934
           Kanebo, Ltd.+.............................  2,395     28,465
           Kao Corp.................................. 19,000    457,920
           L'Oreal SA................................ 11,610    839,659
           Oriflame Cosmetics SA SDR+................  1,200     25,457
           Pacific Brands, Ltd....................... 19,196     48,894
           Reckitt Benckiser, PLC.................... 22,608    666,689
           Shiseido Co., Ltd......................... 13,000    179,271
           Societe BIC SA............................  1,226     59,475
           Toto, Ltd................................. 11,771    105,127
           Uni-Charm Corp............................  1,600     74,169
           Waterford Wedgewood, PLC+................. 30,438      3,237
                                                             ----------
                                                              2,797,110
                                                             ----------
         Human Resources -- 0.19%
           Adecco SA.................................  4,999    249,138
           Capita Group, PLC......................... 25,259    172,337
           Goodwill Group, Inc.......................     14     34,558
           Meitec Corp...............................  1,416     49,815
           Randstad Holdings NV......................  1,764     67,775
           Vedior NV.................................  6,340    106,370
                                                             ----------
                                                                679,993
                                                             ----------
         Information Processing - Hardware -- 0.13%
           Casio Computer Co., Ltd...................  7,292    100,416
           Logitech International SA+................  1,645     96,344
           Net One Systems Co., Ltd..................     18     73,644
           Nidec Corp................................  1,680    197,551
                                                             ----------
                                                                467,955
                                                             ----------
         Information Processing - Services -- 0.49%
           Atos Origin+..............................  1,660    110,190
           Computershare, Ltd........................ 14,531     60,004
           CSK Corp..................................  2,400    100,292
           Getronics NV+............................. 19,432     41,076
           Indra Sistemas SA.........................  4,798     75,332
           LogicaCMG, PLC............................ 28,637    100,976
           NTT Data Corp.............................     48    142,741
           Obic Co., Ltd.............................    300     59,971
           Rakuten, Inc..............................     18    148,513

46     INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     November 30, 2004
                      (Unaudited) - CONTINUED


                                                               Value
                                                     Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Information Processing - Services (continued)
         Softbank Corp..............................   8,700 $   429,504
         Tietoenator Oyj............................   3,150      97,366
         Wm-data AB.................................  12,471      28,405
         Yahoo Japan Corp.+.........................      71     327,055
                                                             -----------
                                                               1,721,425
                                                             -----------
       Information Processing - Software -- 0.64%
         Business Objects SA+.......................   2,538      59,486
         Dassault Systemes SA.......................   2,163     112,120
         Fuji Soft ABC, Inc.........................   1,200      37,784
         Hitachi Software Engineering Co., Ltd......   1,200      24,781
         Misys, PLC.................................  20,012      81,177
         Nomura Research Instutute, Ltd.............     900      79,942
         Oracle Corp. Japan.........................   1,200      60,175
         Sage Group, PLC............................  48,849     180,181
         SAP AG.....................................   7,838   1,400,999
         Trend Micro, Inc...........................   3,500     183,673
                                                             -----------
                                                               2,220,318
                                                             -----------
       Insurance -- 4.38%
         Aegon NV...................................  52,556     649,796
         Alleanza Assicurazioni SpA.................  17,764     219,160
         Allianz AG.................................  11,745   1,467,908
         AMP, Ltd.@.................................  70,788     375,907
         Assicurazioni Generali SpA.................  36,522   1,125,971
         Aviva, PLC.................................  86,315     955,949
         AXA........................................  54,115   1,267,638
         AXA Asia Pacific Holdings, Ltd.............  26,594      82,312
         CNP Assurances.............................   1,323      89,702
         Corp. Mapfre SA............................   4,103      57,602
         Friends Provident, PLC.....................  75,903     222,308
         ING Groep NV...............................  70,490   1,939,857
         Insurance Australia Group, Ltd.............  60,774     273,945
         Legal & General Group, PLC................. 248,254     504,104
         Mediolanum SpA.............................   9,693      67,267
         Millea Holdings, Inc.......................      54     760,933
         Mitsui Sumitomo Insurance Co., Ltd.........  48,996     432,346
         Munchener Rueckversicherungs AG............   7,009     795,301
         Pohjola Group, PLC, Class D................   2,350      26,118
         Prudential, PLC............................  90,061     718,602
         QBE Insurance Group, Ltd...................  26,077     280,779
         Riunione Adriatica di Sicurta SpA..........  11,521     249,660
         Royal & Sun Alliance Insurance Group....... 110,266     155,417
         Skandia Forsakrings AB.....................  38,870     161,445
         Sompo Japan Insurance, Inc.................  28,000     268,299
         Storebrand ASA.............................   9,168      81,495
         Swiss Reinsurance..........................  12,290     821,167
         T&D Holdings, Inc.+........................   6,909     322,286
         Topdanmark A/S+............................     850      64,183
         Zurich Financial Services AG+..............   5,495     845,681
                                                             -----------
                                                              15,283,138
                                                             -----------
       Leisure & Tourism -- 1.29%
         Accor SA...................................   7,239     308,542
         Amadeus Global Travel Distribution SA......  12,384     108,003
         Amer Group.................................     950      50,380
         Aristocrat Leisure, Ltd.@..................  11,820      80,285
         Autogrill SpA+.............................   4,369      68,190
         Bandai Co., Ltd............................   2,900      59,184
         Capcom Co., Ltd............................   1,600      15,254
         Carnival, PLC..............................   6,488     362,563
         Creative Technology, Ltd...................   2,050      25,660
         EMI Group, PLC.............................  30,135     139,230
         Enterprise Inns, PLC.......................  13,333     174,038
         Hilton Group, PLC..........................  60,389     298,053
         Hyatt Regency SA...........................   1,610      17,765
         Intercontinental Hotels Group, PLC.........  26,965     343,475
         Konami Corp................................   3,161      68,964

                                                                  Value
                                                        Shares   (Note 3)

     ---------------------------------------------------------------------
     Leisure & Tourism (continued)
       Kuoni Reisen Holding............................     109 $   46,289
       Mitchells & Butlers, PLC........................  19,930    115,315
       Namco, Ltd......................................   2,736     33,635
       NH Hoteles SA...................................   2,966     37,066
       Nintendo Co., Ltd...............................   3,700    445,151
       OPAP SA.........................................   6,090    157,717
       Oriental Land Co., Ltd..........................   1,971    127,378
       Punch Taverns, PLC..............................   9,539    109,793
       Sankyo Co., Ltd. Gunma..........................   1,900     85,675
       Sega Sammy Holdings, Inc.+......................   2,551    135,111
       Shangri-La Asia, Ltd............................  42,000     53,746
       Shimano, Inc....................................   2,540     66,894
       Sky City Entertainment Group, Ltd...............  15,892     56,583
       Skylark Co., Ltd................................   2,800     47,429
       TABCORP Holdings, Ltd...........................  19,485    253,716
       Toho Co., Ltd...................................   5,100     81,778
       TUI AG..........................................   4,767    106,153
       Whitbread, PLC..................................  11,353    173,144
       William Hill, PLC...............................  15,471    153,750
       Yamaha Motor Co., Ltd...........................   7,000    102,517
                                                                ----------
                                                                 4,508,426
                                                                ----------
     Machinery -- 0.94%
       Alfa Laval AB...................................   3,200     50,258
       Alstom+......................................... 166,108    125,874
       Amada Co., Ltd..................................  12,863     64,878
       Atlas Copco AB, Series A........................   4,228    186,308
       Atlas Copco AB, Series B........................   2,695    109,528
       BBA Group, PLC..................................  17,220     95,275
       Ebara Corp......................................  10,000     44,606
       FKI, PLC........................................  22,199     56,320
       Hitachi Construction Machinery Co., Ltd.........   4,000     49,679
       IMI, PLC........................................  13,484     97,668
       Ishikawajima-Harima Heavy Industries Co., Ltd.+.  42,596     57,954
       KCI Konecranes Oyj..............................     550     25,482
       Komatsu, Ltd....................................  36,000    245,248
       Komori Corp.....................................   2,905     40,088
       Kone Oyj........................................   1,460    107,686
       Kubota Corp.....................................  38,000    187,969
       MAN AG..........................................   4,035    152,883
       Metso Oyj.......................................   3,950     63,384
       Mitsubishi Heavy Industries, Ltd................ 109,000    312,488
       NSK, Ltd........................................  17,077     79,494
       NTN Corp........................................  15,277     84,773
       RHI AG+.........................................     711     19,094
       Rieter Holding AG...............................     170     49,447
       Sandvik AB......................................   8,500    344,186
       SKF AB, Class B.................................   3,523    149,997
       Sulzer AG.......................................     139     52,810
       Sumitomo Heavy Industries, Ltd.+................  20,000     65,500
       Techtronic Industries Co........................  33,500     66,996
       THK Co., Ltd....................................   3,700     67,600
       Toyota Industries Corp..........................   7,500    172,741
       Wartsila Oyj....................................   1,500     52,048
                                                                ----------
                                                                 3,278,262
                                                                ----------
     Medical Technology -- 0.34%
       Cochlear, Ltd...................................   2,067     37,492
       Getinge AB......................................   6,400     79,556
       Nobel Biocare Holding AG........................     875    157,311
       Novozymes A/S, Series B.........................   2,100     99,200
       Qiagen NV+......................................   5,036     55,235
       Smith & Nephew, PLC.............................  35,691    363,905
       Sonic Healthcare, Ltd...........................   9,311     80,491
       Straumann Holding AG............................     295     64,451
       Synthes, Inc.+..................................   1,754    189,913
       Zeltia SA.......................................   5,746     42,015
                                                                ----------
                                                                 1,169,569
                                                                ----------

November 30, 2004    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     47
                                    (Unaudited) - CONTINUED


                                                                    Value
                                                          Shares   (Note 3)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Metals -- 1.84%
      Acerinox SA........................................   7,032 $  103,116
      Alumina, Ltd.......................................  44,305    198,341
      Anglo American, PLC................................  54,100  1,313,094
      Arcelor............................................  18,311    403,373
      Assa Abloy AB......................................  11,200    174,237
      Bekaert SA.........................................     548     42,729
      BHP Billiton, Ltd.................................. 143,454  1,710,700
      BlueScope Steel, Ltd...............................  27,947    181,843
      Boehler-Uddeholm AG................................     294     34,853
      Corus Group, PLC+.................................. 152,320    159,381
      Hoganas AB, Class B................................   1,100     28,494
      JFE Holding, Inc...................................  20,100    578,192
      Kobe Steel, Ltd....................................  90,000    137,318
      Nippon Steel Corp.................................. 233,389    576,101
      Nisshin Steel Co., Ltd.............................  29,000     69,329
      OneSteel, Ltd......................................  21,176     40,371
      Rautaruukki Oyj....................................   3,300     39,792
      Ssab Svenskt Stal AB, Series A.....................   2,400     57,880
      Ssab Svenskt Stal AB, Series B.....................   1,200     28,404
      Sumitomo Metal Industries, Ltd..................... 137,000    182,400
      ThyssenKrupp AG....................................  11,780    253,707
      Viohalco, Hellenic Copper and Aluminum Industry SA.   4,190     36,208
      Voestalpine AG.....................................     983     70,309
                                                                  ----------
                                                                   6,420,172
                                                                  ----------
    Mining -- 1.05%
      BHP Billiton, PLC..................................  94,192  1,101,692
      Dowa Mining Co., Ltd...............................  10,000     65,209
      Iluka Resources, Ltd...............................   8,885     40,119
      Mitsubishi Materials Corp..........................  35,000     72,789
      Mitsui Mining & Smelting Co., Ltd..................  20,977     87,659
      Newcrest Mining, Ltd...............................  12,549    169,310
      Nippon Light Metal Co., Ltd........................  16,000     41,827
      Outokumpu Oyj......................................   3,600     66,861
      Rio Tinto, Ltd.....................................  11,883    360,455
      Rio Tinto, PLC.....................................  40,737  1,193,510
      Sumitomo Metal Mining Co., Ltd.....................  19,341    145,105
      Umicore............................................     922     83,351
      WMC Resources, Ltd.................................  44,179    245,858
                                                                  ----------
                                                                   3,673,745
                                                                  ----------
    Multimedia -- 0.71%
      Lagardere SCA......................................   4,814    343,678
      Pearson, PLC.......................................  30,621    359,321
      Promotora de Informaciones SA......................   2,923     60,155
      Publishing & Broadcasting, Ltd.....................   5,045     60,941
      Reuters Group, PLC.................................  54,696    401,404
      Seat Pagine Gialle SpA+............................ 154,851     62,995
      Telecom Italia Media SpA+..........................  55,604     21,216
      Tokyo Broadcasting System, Inc.....................   1,400     22,191
      Vivendi Universal SA+..............................  38,877  1,147,407
                                                                  ----------
                                                                   2,479,308
                                                                  ----------
    Oil & Gas -- 8.43%
      Australian Gas Light Co., Ltd.@....................  17,411    174,165
      BG Group, PLC...................................... 134,833    935,401
      BP, PLC@........................................... 828,651  8,456,835
      Centrica, PLC...................................... 145,965    691,126
      ENI SpA............................................  99,300  2,438,305
      Gas Natural SDG SA.................................   5,982    170,985
      Hellenic Petroleum SA..............................   4,084     42,676
      IHC Caland NV......................................   1,217     74,474
      Lundin Petroleum AB+...............................   6,500     44,028
      NGC Holdings, Ltd..................................   5,915     13,152
      Nippon Mining Holdings, Inc........................  29,000    144,859
      Nippon Oil Corp....................................  49,000    322,381
      Norsk Hydro ASA....................................   5,544    453,478
      OMV AG.............................................     515    135,872

                                                            Value
                                                  Shares   (Note 3)

           ----------------------------------------------------------
           Oil & Gas (continued)
             Origin Energy, Ltd..................  25,546 $   139,010
             Osaka Gas Co., Ltd..................  76,188     232,488
             Petroleum Geo-Services ASA+.........     650      35,940
             Repsol YPF SA.......................  34,944     852,008
             Royal Dutch Petroleum Co............  79,513   4,556,037
             Santos, Ltd.........................  22,323     151,624
             Shell Transport & Trading Co., PLC@. 367,440   3,089,826
             Showa Shell Sekiyu KK...............   5,800      52,194
             Smedvig ASA, Class A................   1,400      21,065
             Statoil ASA.........................  20,900     330,658
             Technip SA..........................     735     123,609
             Teikoku Oil Co., Ltd................   7,711      41,890
             Tokyo Gas Co., Ltd..................  96,077     385,615
             TonenGeneral Sekiyu KK..............  12,000     111,370
             Total SA, Class B@..................  22,413   4,907,558
             Woodside Petroleum, Ltd.............  17,809     286,601
                                                          -----------
                                                           29,415,230
                                                          -----------
           Paper/Forest Products -- 0.61%
             Amcor, Ltd.@........................  33,521     191,720
             Billerud AB.........................   2,100      35,170
             Carter Holt Harvey, Ltd.............  24,817      39,567
             Holmen AB, Series B.................   1,900      66,329
             Mayr-Melnhof Karton AG..............     161      25,726
             Nippon Paper Group, Inc.............      33     149,446
             Norske Skogindustrier ASA...........   4,100      86,934
             OJI Paper Co., Ltd..................  29,528     168,444
             PaperlinX, Ltd......................  17,024      61,101
             Rexam, PLC..........................  20,984     181,168
             Stora Enso Oyj......................  23,800     380,324
             Svenska Cellulosa AB................   7,400     308,457
             UPM-Kymmene Oyj.....................  19,944     449,421
                                                          -----------
                                                            2,143,807
                                                          -----------
           Photography -- 0.34%
             AGFA-Gevaert NV.....................   3,686     117,853
             Fuji Photo Film Co., Ltd............  16,973     597,107
             Konica Minolta Holdings, Inc........  15,836     203,452
             Nikon Corp..........................  10,485     116,364
             Olympus Corp........................   8,206     158,378
                                                          -----------
                                                            1,193,154
                                                          -----------
           Pollution Control -- 0.02%
             Tomra Systems ASA...................   6,900      37,026
             Waste Management NZ, Ltd............   3,790      15,066
                                                          -----------
                                                               52,092
                                                          -----------
           Publishing -- 0.75%
             Arnoldo Mondadori Editore SpA.......   4,456      47,866
             Daily Mail & General Trust..........  11,516     158,574
             Emap, PLC...........................   9,807     149,941
             Eniro AB............................   6,123      60,161
             Gruppo Editoriale L'Espresso SpA....   6,597      36,660
             Independent News & Media, PLC.......  21,195      62,836
             John Fairfax Holdings, Ltd..........  34,609     113,797
             Reed Elsevier NV....................  26,821     359,424
             Reed Elsevier, PLC..................  48,548     445,820
             Schibsted ASA.......................   1,900      52,682
             SCMP Group, Ltd.....................  36,372      14,852
             Singapore Press Holdings, Ltd.......  60,250     173,641
             Trinity Mirror, PLC.................  11,231     133,614
             United Business Media, PLC..........  12,816     117,813
             VNU NV..............................   9,170     276,737
             Wolters Kluwer NV...................  10,792     207,177
             Yell Group, PLC.....................  26,634     220,277
                                                          -----------
                                                            2,631,872
                                                          -----------

48     INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     November 30, 2004
                      (Unaudited) - CONTINUED


                                                               Value
                                                      Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Railroads & Equipment -- 0.64%
           Central Japan Railway Co..................     39 $  318,746
           East Japan Railway Co.....................    129    709,563
           Keihin Electric Express Railway Co., Ltd.. 15,582     92,069
           Keio Electric Railway Co., Ltd............ 21,000    118,163
           Kintetsu Corp............................. 59,072    195,759
           MTR Corp.................................. 51,500     82,461
           Odakyu Electric Railway Co. Ltd........... 26,000    145,539
           RT Group, PLC+(1)(6)...................... 10,000      3,249
           SMRT Corp., Ltd........................... 23,000     11,656
           Tobu Railway Co., Ltd..................... 29,624    110,262
           Tokyu Corp................................ 36,426    185,493
           West Japan Railway Co.....................     64    261,225
                                                             ----------
                                                              2,234,185
                                                             ----------
         Real Estate -- 1.92%
           Allgreen Properties, Ltd.................. 19,000     12,065
           British Land Co., PLC..................... 19,768    309,415
           CapitaLand, Ltd........................... 39,000     49,293
           Castellum AB..............................  1,600     55,618
           Centro Properties Group................... 27,498    109,730
           CFS Gandel Retail Trust................... 54,509     69,420
           Cheung Kong Holdings, Ltd................. 56,562    543,760
           City Developments, Ltd.................... 18,000     76,935
           Commonwealth Property Office Fund......... 49,881     51,206
           Daito Trust Construction Co., Ltd.........  3,253    147,318
           DB RREEF Trust+........................... 93,394     94,433
           Gecina SA.................................    990     93,315
           General Property Trust.................... 76,964    216,233
           Great Portland Estates, PLC...............  4,651     28,444
           Hammerson, PLC............................ 10,557    160,601
           Hang Lung Properties, Ltd................. 51,000     79,365
           Henderson Land Development Co., Ltd....... 28,000    145,843
           Hopewell Holdings......................... 24,000     62,504
           Hysan Development Co., Ltd................ 25,000     50,640
           IMMOFINANZ Immobilien Anlagen AG+.........  9,127     83,966
           ING Industrial Fund....................... 25,958     42,876
           Investa Property Group.................... 55,068     90,959
           Keppel Land, Ltd.......................... 14,000     17,695
           Kerry Properties, Ltd..................... 18,500     39,734
           Klepierre.................................    881     75,370
           Land Securities Group, PLC................ 17,803    437,211
           Lend Lease Corp., Ltd..................... 13,693    128,941
           Leopalace21 Corp..........................  4,500     74,169
           Liberty International, PLC................  9,208    155,917
           Macquarie Goodman Industrial Trust........ 63,373    100,764
           Metrovacesa SA............................  1,460     69,488
           Mirvac Group.............................. 27,076     98,850
           Mitsubishi Estate Co., Ltd................ 36,750    416,071
           Mitsui Fudosan Co., Ltd................... 26,000    303,965
           Sacyr Vallehermoso SA.....................  4,063     62,172
           Singapore Land, Ltd.......................  5,000     13,677
           Sino Land Co.............................. 42,000     40,242
           Slough Estates, PLC....................... 15,988    147,507
           Stockland................................. 48,301    219,213
           Sumitomo Realty & Development Co., Ltd.... 14,000    172,381
           Sun Hung Kai Properties, Ltd.............. 50,395    500,677
           Tokyu Land Corp........................... 13,000     45,986
           Unibail...................................  1,624    230,584
           United Overseas Land, Ltd................. 16,000     22,665
           Westfield Group+.......................... 54,630    664,117
           Wihlborgs Fastigheter AB..................  3,200     63,597
           Wing Tai Holdings, Ltd.................... 17,000     10,380
                                                             ----------
                                                              6,685,312
                                                             ----------
         Real Estate Investment Trusts -- 0.18%
           Ascendas Real Estate Investment Trust..... 23,000     25,559
           CapitaMall Trust.......................... 26,000     26,671
           Cofinimmo SA..............................    201     32,146

                                                              Value
                                                    Shares   (Note 3)

          ------------------------------------------------------------
          Real Estate Investment Trusts (continued)
            Corio NV...............................   1,669 $   91,328
            Japan Real Estate Investment Corp......       9     74,869
            Japan Retail Fund Investment Corp......       7     56,939
            Nippon Building Fund, Inc..............      12    104,840
            Rodamco Europe NV......................   1,711    130,112
            Wereldhave NV..........................     794     78,588
                                                            ----------
                                                               621,052
                                                            ----------
          Retail -- 3.58%
            Aeon Co., Ltd..........................  22,030    372,305
            Altana AG..............................   2,679    146,595
            Aoyama Trading Co., Ltd................   2,100     51,939
            Boots Group, PLC.......................  29,023    349,999
            Bulgari SpA............................   5,093     58,230
            Carrefour SA...........................  21,864  1,038,858
            Circle K Sunkus Co., Ltd.+.............   1,700     38,824
            Citizen Watch Co., Ltd.................  10,947     99,470
            Coles Myer, Ltd........................  42,091    324,229
            Compagnie Financiere Richemont AG(3)...  19,921    605,653
            D'ieteren SA...........................     106     20,011
            Daimaru, Inc...........................   8,477     71,012
            Dixons Group, PLC......................  73,650    205,152
            Douglas Holding AG.....................   1,268     41,891
            FamilyMart Co., Ltd....................   2,456     68,620
            Fast Retailing Co., Ltd................   2,000    150,632
            Folli - Follie SA......................     570     16,368
            Germanos SA............................     920     26,150
            Giordano International, Ltd............  56,000     35,290
            Grafton Group, PLC (Dublin)+...........   2,998     30,411
            Grafton Group, PLC (London)+...........   4,712     48,236
            GUS, PLC...............................  38,619    645,071
            Hankyu Department Stores, Inc..........   5,120     39,159
            Harvey Norman Holdings, Ltd............  20,167     49,966
            Hellenic Duty Free Shops SA............     710     12,346
            Hennes & Mauritz AB, Class B...........  18,093    581,794
            HMV Group, PLC.........................  14,675     67,030
            Inditex SA.............................   8,325    243,710
            Isetan Co., Ltd........................   6,394     74,628
            Ito-Yokado Co., Ltd....................  12,367    490,353
            J Sainsbury, PLC.......................  51,910    259,180
            Jeronimo Martins SA+...................   1,442     18,346
            KarstadtQuelle AG......................   1,124     11,461
            Kesa Electricals, PLC..................  20,209    104,474
            Kingfisher, PLC........................  89,142    490,648
            Koninklijke Ahold NV+..................  59,286    436,650
            Lawson, Inc............................   2,200     79,320
            Marks & Spencer Group, PLC.............  62,792    393,916
            Marui Co., Ltd.........................  11,896    157,920
            Matsumotokiyoshi Co., Ltd..............   1,500     41,691
            Metro AG...............................   5,566    280,005
            Mitsukoshi, Ltd........................  14,000     67,211
            Next, PLC..............................  10,072    308,756
            Nitori Co., Ltd........................     650     38,722
            Pinault-Printemps-Redoute SA...........   2,569    267,081
            Ryohin Keikaku Co., Ltd................   1,000     49,660
            Saizeriya Co., Ltd.....................   1,100     19,082
            Seven-Eleven Japan Co., Ltd............  14,000    427,211
            Shimachu Co., Ltd......................   1,897     44,982
            Shimamura Co., Ltd.....................     700     52,109
            Signet Group, PLC......................  66,128    132,384
            Sonae SGPS SA..........................  34,347     45,206
            Swatch Group AG........................   2,354     66,301
            Swatch Group AG, Class B...............   1,277    176,026
            Takashimaya Co., Ltd...................  11,000    104,334
            Tesco, PLC............................. 295,307  1,701,594
            UNY Co., Ltd...........................   6,295     68,089
            Valora Holding AG......................     137     33,237
            Warehouse Group, Ltd...................   5,246     13,727

November 30, 2004    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     49
                                    (Unaudited) - CONTINUED


                                                                        Value
                                                             Shares    (Note 3)
---------------------------------------------------------------------------------
COMMON STOCKS (continued)
Retail (continued)
  Woolworths, Ltd.........................................     39,611 $   458,606
  Yamada Denki Co., Ltd...................................      2,900     124,568
                                                                      -----------
                                                                       12,476,429
                                                                      -----------
Semiconductors -- 0.72%
  ARM Holdings, PLC.......................................     39,055      76,879
  ASM Pacific Technology, Ltd.............................      7,000      24,982
  ASML Holding NV+........................................     18,455     283,134
  Chartered Semiconductor Manufacturing, Ltd.+............     39,000      24,528
  Fujitsu, Ltd............................................     66,448     418,448
  Infineon Technologies AG+...............................     24,249     268,541
  Micronas Holding AG+....................................      1,214      52,461
  Nec Electronics Corp....................................      1,500      68,222
  Rohm Co., Ltd...........................................      4,008     382,883
  Sanken Electric Co., Ltd................................      4,000      50,690
  STATS ChipPAC, Ltd.+....................................     38,000      21,462
  STMicroelectronics NV...................................     22,443     451,133
  Tokyo Electron, Ltd.....................................      6,500     358,163
  Unaxis Holding AG.......................................        432      45,675
                                                                      -----------
                                                                        2,527,201
                                                                      -----------
Telecommunications -- 8.76%
  Alcatel SA+.............................................     46,601     727,336
  Belgacom SA+............................................      6,212     247,756
  BT Group, PLC...........................................    326,464   1,213,528
  Cable & Wireless, PLC...................................     91,159     197,738
  Cosmote Mobile Telecommunications SA....................      4,430      79,625
  Datacraft Asia, Ltd.+...................................      9,000       9,630
  Deutsche Telekom AG+....................................    104,130   2,212,201
  Eircom Group, PLC.......................................     18,350      41,472
  Elisa Corp., Class A+...................................      5,250      87,175
  France Telecom SA.......................................     56,491   1,774,659
  Hellenic Telecommunications Organization SA.............      9,375     153,801
  Intracom SA.............................................      3,252      16,948
  Kudelski SA+............................................      1,249      46,959
  Marconi Corp, PLC+......................................      7,633      83,369
  Mobistar SA+............................................      1,076      90,121
  Nippon Telegraph and Telephone Corp.....................        198     888,980
  Nokia Oyj...............................................    177,972   2,896,043
  NTT DoCoMo, Inc.........................................        766   1,332,498
  PCCW, Ltd...............................................    132,657      81,892
  Portugal Telecom, SGPS SA...............................     31,115     368,156
  PT Multimedia Servicos de Telecomunicacoes e Multimedia
   SGPS SA................................................      1,797      42,763
  Royal KPN NV............................................     76,051     660,222
  Singapore Telecommunications, Ltd.......................    221,790     320,954
  SmarTone Telecommunications Holding, Ltd................     11,500      11,832
  Swisscom AG.............................................      1,010     396,352
  Tandberg ASA............................................      5,100      57,812
  TDC A/S.................................................      6,970     285,911
  Tele2 AB, Class B.......................................      3,775     148,363
  Telecom Corp. of New Zealand, Ltd.......................     73,934     319,269
  Telecom Italia SpA......................................    314,747   1,207,200
  Telecom Italia SpA RNC..................................    221,191     610,179
  Telefonaktiebolaget LM Ericsson, Class B+...............    551,000   1,837,405
  Telefonica Publicidad e Informacion SA..................      6,324      51,622
  Telefonica SA...........................................    170,220   2,991,671
  Telekom Austria AG......................................     10,494     178,576
  Telenor ASA.............................................     30,000     264,227
  TeliaSonera AB..........................................     71,068     433,774
  Telstra Corp., Ltd......................................     81,929     311,758
  TIM SpA.................................................    144,841     960,868
  Tiscali SpA+............................................      7,135      28,931
  Uniden Corp.............................................      3,000      62,974
  Vodafone Group, PLC.....................................  2,524,287   6,850,496
                                                                      -----------
                                                                       30,583,046
                                                                      -----------

                                                                         Value
                                                             Shares     (Note 3)

----------------------------------------------------------------------------------
Textile - Products -- 0.18%
  Kuraray Co., Ltd........................................     13,961 $    115,188
  Mitsubishi Rayon Co., Ltd...............................     19,042       64,769
  Nisshinbo Industries, Inc...............................      6,532       44,753
  Teijin, Ltd.............................................     29,277      125,757
  Texwinca Holdings, Ltd..................................     24,000       22,069
  Toray Industries, Inc...................................     44,992      198,070
  Toyobo Co., Ltd.........................................     21,876       49,322
                                                                      ------------
                                                                           619,928
                                                                      ------------
Tobacco -- 0.76%
  Altadis SA..............................................     10,268      419,352
  British American Tobacco, PLC...........................     61,704    1,036,566
  Imperial Tobacco Group, PLC.............................     27,828      724,891
  Japan Tobacco, Inc......................................         34      322,158
  Swedish Match AB........................................     12,799      145,285
                                                                      ------------
                                                                         2,648,252
                                                                      ------------
Utilities - Electric -- 3.57%
  Chubu Electric Power Co., Inc...........................     25,300      590,087
  CLP Holdings, Ltd.......................................     69,000      395,782
  Contact Energy, Ltd.....................................     11,004       49,721
  E. ON AG................................................     23,768    2,001,124
  Edison SpA+.............................................     31,494       64,689
  Electrabel SA...........................................      1,048      422,577
  Electric Power Development Co.+.........................      4,700      130,175
  Endesa SA...............................................     36,364      783,174
  Enel SpA................................................     93,074      830,277
  Energias de Portugal SA.................................     68,695      203,658
  Fortum Oyj..............................................     12,800      221,901
  Hokkaido Electric Power Co, Inc.........................      6,800      129,392
  HongKong Electric Holdings, Ltd.........................     53,000      237,888
  Iberdrola SA............................................     29,245      687,394
  International Power, PLC+...............................     56,201      162,724
  Kansai Electric Power Co., Inc..........................     27,500      534,500
  Kyushu Electric Power Co., Inc..........................     15,400      305,306
  National Grid Transco, PLC..............................    117,857    1,078,348
  Public Power Corp.......................................      3,990      108,424
  RWE AG, Class A.........................................     14,981      796,460
  Scottish & Southern Energy, PLC.........................     32,728      514,771
  Scottish Power, PLC.....................................     70,966      524,197
  Terna SpA+..............................................     38,200      100,300
  Tohoku Electric Power Co., Inc..........................     16,216      287,917
  Tokyo Electric Power Co., Inc...........................     43,800    1,047,114
  Union Fenosa SA.........................................      8,139      209,483
  Verbund - Oesterreichische Elektrizitatswirtschafts AG,
   Class A................................................        236       47,878
                                                                      ------------
                                                                        12,465,261
                                                                      ------------
Utilities - Gas, Distribution -- 0.13%
  Hong Kong & China Gas...................................    140,400      289,810
  Snam Rete Gas SpA.......................................     33,580      179,911
                                                                      ------------
                                                                           469,721
                                                                      ------------
Water Services -- 0.52%
  Kelda Group, PLC........................................     14,336      147,677
  Kurita Water Industries, Ltd............................      3,810       52,984
  Severn Trent, PLC.......................................     13,192      224,260
  Sociedad General de Aguas de Barcelona SA...............      2,200       41,122
  Suez SA Strip VVPR+.....................................      7,500          100
  Suez SA.................................................     30,677      721,460
  United Utilities, PLC...................................     21,270      228,860
  United Utilities, PLC, Class A..........................     11,803       83,970
  Veolia Environnement....................................     10,048      316,993
                                                                      ------------
                                                                         1,817,426
                                                                      ------------
Total Common Stock
   (Cost $294,013,506)....................................             326,331,596
                                                                      ------------

50     INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     November 30, 2004
                      (Unaudited) - CONTINUED


                                                                 Value
                                                      Shares    (Note 3)
     ---------------------------------------------------------------------
     PREFERRED STOCK -- 0.22%
     Automotive -- 0.09%
       Porsche AG 0.64%:............................      300 $    191,321
       Volkswagen AG 4.72%:.........................    4,016      131,555
                                                              ------------
                                                                   322,876
                                                              ------------
     Chemical -- 0.05%
       Henkel KGaA:.................................    2,267      191,953
                                                              ------------
     Commercial Services -- 0.00%
       Tenon, Ltd.+:................................    3,547        5,452
                                                              ------------
     Hospital Supplies -- 0.02%
       Fresenius Medical Care AG 2.88%:.............    1,002       55,829
                                                              ------------
     Machinery -- 0.02%
       Schindler Holding AG 1.95%:..................      197       70,005
                                                              ------------
     Multimedia -- 0.02%
       ProSieben Sat.1 Media AG 2.54%:..............    3,131       52,489
                                                              ------------
     Utilities - Electric -- 0.02%
       RWE AG 4.58%:................................    1,489       67,305
                                                              ------------
     Total Preferred Stock
        (Cost $690,764).............................               765,909
                                                              ------------
     RIGHTS -- 0.00%
     Banks -- 0.00%
       Banca Nazionale del Lavoro SpA+:
        Expires 12/13/04(6).........................   45,089        6,546
                                                              ------------
     Retail -- 0.00%
       KarstadtQuelle AG+:
        Expires 12/10/04............................    1,103        2,449
                                                              ------------
     Water Services -- 0.00%
       Sociedad General de Aguas de Barcelona SA +
        Expires 12/04/04............................    2,137          398
                                                              ------------
     Total Rights
        (Cost $5,483)...............................                 9,393
                                                              ------------
     EXCHANGE-TRADED FUNDS -- 1.78%
     Financial Services -- 1.78%
       iShares MSCI EAFE Index Fund#
        (Cost $6,153,200)...........................   40,000    6,210,000
                                                              ------------
     FOREIGN BONDS & NOTES -- 0.01%
     Oil & Gas -- 0.01%
       Transco Holdings, PLC:
        7.00% due 12/16/24.......................... GBP5,000       11,346
        5.96% due 12/14/09(4)....................... GBP5,000        9,722
        4.19% due 12/14/22.......................... GBP5,000       12,754
                                                              ------------
                                                                    33,822
                                                              ------------
     Total Foreign Bonds & Notes
        (Cost $20,676)..............................                33,822
                                                              ------------
     Total Long-Term Investment Securities -- 95.51%
        (Cost $300,883,629).........................           333,350,720
                                                              ------------

                                                            Principal      Value
                                                             Amount       (Note 3)

-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 2.26%
Collective Investment Pool -- 1.93%
   Securities Lending Quality Trust(2)................... $ 6,740,450   $  6,740,450
                                                                        ------------
United States Treasury Bills -- 0.33%
  United States Treasury Bills:
   1.87% due 12/09/04@...................................     315,000        314,869
   1.81% due 12/30/04@...................................     400,000        399,417
   1.78% due 12/02/04@...................................     450,000        449,978
                                                                        ------------
                                                                           1,164,264
                                                                        ------------
Total Short-Term Investment Securities
   (Cost $7,904,714).....................................                  7,904,714
                                                                        ------------
REPURCHASE AGREEMENT -- 4.00%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90%, dated 11/30/04, to be repurchased
   12/1/04 in the amount of $13,951,736 and
   collateralized by Federal Home Loan Bank Notes,
   bearing interest at 2.00%, due 02/27/06 and having an
   approximate value of $14,369,965
   (Cost $13,951,000)@...................................  13,951,000     13,951,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $322,739,343)(5)................................      101.77%   355,206,434
Liabilities in excess of other assets....................       (1.77)%   (6,178,369)
                                                          -----------   ------------
NET ASSETS --                                                  100.00%  $349,028,065
                                                          ===========   ============

--------
ADR  American Depository Receipt
SDR  Swedish Depository Receipt
VVPR Reduced tax rate shares
+    Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
#    The security or a portion thereof is out on loan (see Note 3).
(1)  Fair valued security (see Note 3)
(2) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(3)  Consists of more than one class of shares traded together as a unit.
(4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of November 30, 2004.
(5)  See Note 6 for cost of investments on a tax basis.
(6)  Illiquid security

Open Futures Contracts
----------------------------------------------------------------------------------------
                                                                            Unrealized
Number of                       Expiration    Value at     Value as of     Appreciation
Contracts     Description          Date      Trade Date November 30, 2004 (Depreciation)
----------------------------------------------------------------------------------------
  1 Long  FTSE 100 Index...... December 2004 $   89,222    $   89,993        $    771
  7 Long  SPI 200 Index....... December 2004    523,578       532,675           9,097
  2 Long  Hang Seng Index..... December 2004    180,544       180,724             180
  5 Long  Nikkei 225 Index.... December 2004    272,500       271,375          (1,125)
  6 Long  OMX Index........... December 2004     66,039        66,449             410
  3 Long  MSCI Singapore Index December 2004     88,867        87,987            (880)
320 Long  MSCI Pan Euro Index. December 2004  7,047,688     7,204,516         156,828
  1 Long  CAC40 10 Euro Index. December 2004     51,656        49,926          (1,730)
 21 Long  TOPIX Index......... December 2004  2,277,059     2,237,998         (39,061)
                                                                             --------
                                                                             $124,490
                                                                             ========

Currency Legend

GBP British Pound

See Notes to Financial Statements

November 30, 2004   INTERNATIONAL GOVERNMENT BOND FUND - PORTFOLIO PROFILE     51
                                          (Unaudited)

Industry Allocation*

                        Foreign Government Bonds. 78.24%
                        Government Obligations...  7.61%
                        Corporate Bonds..........  5.87%
                        Government Agencies......  3.39%
                        Supranational............  1.80%
                        Repurchase Agreement.....  1.07%
                        Foreign Government Rights  0.02%
                                                  -----
                                                  98.00%
                                                  =====

Country Allocation*

                             United States. 14.38%
                             Japan......... 12.20%
                             Brazil........  8.83%
                             Italy.........  7.66%
                             Russia........  6.65%
                             Mexico........  4.42%
                             Belgium.......  4.18%
                             Greece........  4.11%
                             France........  3.74%
                             Germany.......  3.23%
                             Spain.........  2.97%
                             Venezuela.....  2.86%
                             Australia.....  2.06%
                             United Kingdom  1.79%
                             Hungary.......  1.71%
                             Turkey........  1.65%
                             Canada........  1.60%
                             Denmark.......  1.59%
                             Poland........  1.39%
                             Argentina.....  1.27%
                             Ecuador.......  1.19%
                             Colombia......  1.14%
                             Finland.......  1.04%
                             Peru..........  0.89%
                             Sweden........  0.70%
                             Ireland.......  0.69%
                             China.........  0.67%
                             Netherlands...  0.67%
                             Ukraine.......  0.65%
                             Austria.......  0.57%
                             Lithuania.....  0.55%
                             Panama........  0.44%
                             Uruguay.......  0.28%
                             New Zealand...  0.23%
                                            -----
                                            98.00%
                                            =====

Credit Quality+#

                         Government -- Agency..   3.50%
                         Government -- Treasury   7.85%
                         A.....................   7.28%
                         AA....................  30.26%
                         AAA...................  14.31%
                         B.....................   6.95%
                         BB....................  17.19%
                         BBB...................   4.48%
                         CC....................   1.23%
                         CCC...................   1.23%
                         D.....................   0.08%
                         Not Rated@............   5.64%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

52       INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF        November 30, 2004
                      INVESTMENTS (Unaudited)


                                                Principal Amount
                                                (Denominated In     Value
                                                Local Currency)    (Note 3)
  ---------------------------------------------------------------------------
  CORPORATE BONDS -- 5.87%
  Belgium -- 1.32%
    ENI Coordination Center:
     5.25% due 12/27/07........................ GBP     1,040,000 $ 2,004,591
                                                                  -----------
  Germany -- 0.91%
    Deutsche Telecom International Finance BV:
     1.60% due 6/15/05......................... JPY   140,000,000   1,380,408
                                                                  -----------
  Ireland -- 0.69%
    Anglo Irish Bank Corp., PLC:
     5.00% due 12/12/07........................ GBP       550,000   1,049,413
                                                                  -----------
  United Kingdom -- 0.64%
    Tesco, PLC:
     0.70% due 9/20/06......................... JPY   100,000,000     979,358
                                                                  -----------
  United States -- 2.31%
    Citigroup, Inc.:
     0.80% due 10/30/08........................ JPY   150,000,000   1,467,498
    Procter & Gamble Co.:
     2.00% due 6/21/10......................... JPY   200,000,000   2,060,043
                                                                  -----------
                                                                    3,527,541
                                                                  -----------
  Total Corporate Bonds
     (Cost $8,280,739).........................                     8,941,311
                                                                  -----------
  GOVERNMENT BONDS -- 89.24%
  Argentina -- 1.27%
    Republic of Argentina:
     12.00% due 6/19/31........................ USD       371,000     117,236
     1.98% due 8/3/12(1)....................... USD     2,290,000   1,820,550
                                                                  -----------
                                                                    1,937,786
                                                                  -----------
  Australia -- 2.06%
    Government of Australia:
     6.25% due 4/15/15......................... AUD     3,760,000   3,135,082
                                                                  -----------
  Austria -- 0.57%
    Republic of Austria:
     4.65% due 1/15/18......................... EUR       610,000     862,403
                                                                  -----------
  Belgium -- 2.86%
    Kingdom of Belgium:
     5.50% due 3/28/28......................... EUR       250,000     386,878
     4.75% due 9/28/05......................... EUR     1,780,000   2,415,161
     4.25% due 9/28/14......................... EUR     1,130,000   1,557,787
                                                                  -----------
                                                                    4,359,826
                                                                  -----------
  Brazil -- 8.83%
    Brazil Federative Republic:
     14.50% due 10/15/09....................... USD       650,000     849,875
     12.00% due 4/15/10........................ USD       300,000     363,300
     11.00% due 1/11/12........................ USD     1,400,000   1,627,500
     11.00% due 8/17/40........................ USD     2,730,000   3,140,865
     10.25% due 6/17/13........................ USD     1,685,000   1,908,263
     10.13% due 5/15/27........................ USD       480,000     524,400
     8.88% due 4/15/24......................... USD       275,000     273,488
     8.25% due 1/20/34......................... USD       300,000     276,750
     8.00% due 4/15/14......................... USD     2,952,448   2,963,372
     3.13% due 4/15/12(1)...................... USD     1,632,366   1,524,303
                                                                  -----------
                                                                   13,452,116
                                                                  -----------
  Canada -- 1.60%
    Government of Canada:
     6.00% due 6/1/11.......................... CAD     2,600,000   2,429,503
                                                                  -----------
  China -- 0.67%
    Government of Hong Kong:
     5.13% due 8/1/14*......................... USD     1,000,000   1,015,776
                                                                  -----------
  Colombia -- 1.14%
    Republic of Colombia:
     11.75% due 2/25/20........................ USD       525,000     657,037
     10.75% due 1/15/13........................ USD       920,000   1,078,240
                                                                  -----------
                                                                    1,735,277
                                                                  -----------

                                          Principal Amount
                                          (Denominated In    Value
                                          Local Currency)   (Note 3)

          ------------------------------------------------------------
          Denmark -- 1.59%
            Kingdom of Denmark:
             7.00% due 11/10/24..........  DKK  1,250,000  $   300,607
             6.00% due 11/15/09..........  DKK 10,500,000    2,119,665
                                                           -----------
                                                             2,420,272
                                                           -----------
          Ecuador -- 1.19%
            Republic of Ecuador:
             8.00% due 8/15/30(2)*.......  USD    625,000      536,563
             8.00% due 8/15/30(2)........  USD  1,495,000    1,281,962
                                                           -----------
                                                             1,818,525
                                                           -----------
          Finland -- 1.04%
            Republic of Finland:
             7.25% due 4/18/06...........  EUR    254,563      360,134
             6.00% due 4/25/08...........  EUR    168,187      246,354
             3.00% due 7/4/08............  EUR    730,000      978,178
                                                           -----------
                                                             1,584,666
                                                           -----------
          France -- 1.94%
            Government of France:
             5.50% due 4/25/29...........  EUR    855,347    1,329,535
             4.75% due 10/25/12..........  EUR  1,130,000    1,624,581
                                                           -----------
                                                             2,954,116
                                                           -----------
          Germany -- 2.33%
            Federal Republic of Germany:
             6.25% due 4/26/06...........  EUR  2,530,000    3,541,881
                                                           -----------
          Greece -- 4.11%
            Republic of Greece:
             8.60% due 3/26/08...........  EUR  2,590,000    4,070,253
             6.50% due 10/22/19..........  EUR    216,837      358,915
             6.00% due 5/19/10...........  EUR  1,216,837    1,831,601
                                                           -----------
                                                             6,260,769
                                                           -----------
          Hungary -- 1.71%
            Government of Hungary:
             6.50% due 8/24/06...........  HUF403,900,000    2,098,393
             6.25% due 6/12/08...........  HUF101,300,000      509,513
                                                           -----------
                                                             2,607,906
                                                           -----------
          Italy -- 7.66%
            Republic of Italy:
             9.00% due 11/1/23...........  EUR    532,912    1,137,924
             7.75% due 11/1/06...........  EUR  2,000,000    2,925,220
             6.75% due 2/1/07............  EUR  1,974,684    2,862,735
             4.75% due 2/1/13............  EUR  3,310,000    4,742,325
                                                           -----------
                                                            11,668,204
                                                           -----------
          Japan -- 12.20%
            Government of Japan:
             5.00% due 9/21/09...........  JPY300,000,000    3,529,461
             3.30% due 6/20/06...........  JPY340,000,000    3,471,000
             3.00% due 9/20/05...........  JPY251,000,000    2,497,416
             2.70% due 3/20/07...........  JPY218,500,000    2,248,983
             1.90% due 12/20/10..........  JPY503,000,000    5,205,708
             1.80% due 6/21/10...........  JPY158,000,000    1,626,741
                                                           -----------
                                                            18,579,309
                                                           -----------
          Lithuania -- 0.55%
            Republic of Lithuania:
             4.50% due 3/5/13............  EUR    600,000      836,756
                                                           -----------
          Mexico -- 4.40%
            United Mexican States:
             8.30% due 8/15/31...........  USD    650,000      736,125
             8.13% due 12/30/19..........  USD    900,000    1,028,250
             8.00% due 12/24/08..........  MXN 17,275,000    1,466,289
             7.50% due 1/14/12...........  USD    625,000      702,188
             6.63% due 3/3/15............  USD    915,000      965,325

November 30, 2004      INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF        53
                              INVESTMENTS (Unaudited) - CONTINUED


                                          Principal Amount
                                          (Denominated In    Value
                                          Local Currency)   (Note 3)
         -------------------------------------------------------------
         GOVERNMENT BONDS (continued)
         Mexico (continued)
            6.38% due 1/16/13............ USD     950,000  $   992,750
            5.88% due 1/15/14............ USD     800,000      806,000
                                                           -----------
                                                             6,696,927
                                                           -----------
         Netherlands -- 0.67%
           Kingdom of The Netherlands:
            5.00% due 7/15/11............ EUR     705,000    1,026,580
                                                           -----------
         New Zealand -- 0.23%
           Government of New Zealand:
            6.50% due 2/15/05............ NZD     500,000      357,530
                                                           -----------
         Panama -- 0.44%
           Republic of Panama:
            9.63% due 2/8/11............. USD     350,000      400,750
            9.38% due 1/16/23............ USD     250,000      276,250
                                                           -----------
                                                               677,000
                                                           -----------
         Peru -- 0.89%
           Republic of Peru:
            9.88% due 2/6/15............. USD     120,000      139,500
            9.13% due 2/21/12............ USD     690,000      776,595
            5.00% due 3/7/17(3).......... USD     462,000      431,970
                                                           -----------
                                                             1,348,065
                                                           -----------
         Poland -- 1.39%
           Government of Poland,
            6.00% due 5/24/09............ PLN   6,870,000    2,117,092
                                                           -----------
         Russia -- 6.65%
           Russian Federation:
            8.25% due 3/31/10............ USD     715,000      784,713
            5.00% due 3/31/30(2)......... USD   6,625,000    6,586,575
            3.00% due 5/14/08............ USD   1,925,000    1,773,502
            3.00% due 5/14/11............ USD   1,200,000      980,520
                                                           -----------
                                                            10,125,310
                                                           -----------
         Spain -- 2.97%
           Kingdom of Spain:
            5.75% due 7/30/32............ EUR   2,200,000    3,541,513
            4.80% due 10/31/06........... EUR     710,000      986,442
                                                           -----------
                                                             4,527,955
                                                           -----------
         Sweden -- 0.70%
           Kingdom of Sweden:
            5.50% due 10/8/12............ SEK   6,500,000    1,068,964
                                                           -----------
         Turkey -- 1.65%
           Republic of Turkey:
            11.88% due 1/15/30........... USD     350,000      481,469
            11.75% due 6/15/10........... USD     585,000      725,400
            11.00% due 1/14/13........... USD     555,000      684,037
            9.50% due 1/15/14............ USD     310,000      358,050
            9.00% due 6/30/11............ USD     240,000      267,600
                                                           -----------
                                                             2,516,556
                                                           -----------
         Ukraine -- 0.65%
           Government of Ukraine:
            7.65% due 6/11/13............ USD     980,000      984,900
                                                           -----------
         United Kingdom -- 1.14%
           Government of United Kingdom:
            8.00% due 6/7/21............. GBP     480,000    1,277,581
            5.75% due 12/7/09............ GBP         250          504
            5.00% due 9/7/14............. GBP     235,000      463,312
                                                           -----------
                                                             1,741,397
                                                           -----------
         United States -- 11.00%
           Federal Home Loan Bank:
            6.80% due 11/21/16........... USD   1,000,000    1,153,994
           Federal Home Loan Mtg. Corp.:
            5.13% due 1/15/12............ EUR   1,000,000    1,456,625

                                                     Principal Amount
                                                     (Denominated In        Value
                                                  Local Currency)/Shares   (Note 3)
United States (continued)
  Federal National Mtg. Assoc.:
   2.13% due 10/9/07.............................   JPY   250,000,000    $  2,554,103
  United States Treasury Bonds:
   8.00% due 11/15/21............................   USD     1,170,000       1,578,403
   6.38% due 8/15/27.............................   USD     2,000,000       2,346,328
  United States Treasury Notes:
   6.88% due 5/15/06.............................   USD     1,350,000       1,427,256
   5.75% due 11/15/05............................   USD     4,080,000       4,197,141
   4.75% due 5/15/14.............................   USD     1,010,000       1,041,089
   0.88% due 4/15/10.............................   USD     1,001,910         993,138
                                                                         ------------
                                                                           16,748,077
                                                                         ------------
Uruguay -- 0.28%
  Republic of Uruguay:
   7.50% due 3/15/15.............................   USD       450,000         423,000
                                                                         ------------
Venezuela -- 2.86%
  Republic of Venezuela:
   9.25% due 9/15/27.............................   USD     2,660,000       2,766,400
   8.50% due 10/8/14.............................   USD     1,210,000       1,258,400
   2.75% due 12/18/07(1).........................   USD       333,413         332,163
                                                                         ------------
                                                                            4,356,963
                                                                         ------------
Total Government Bonds
   (Cost $121,702,847)...........................                         135,916,489
                                                                         ------------
SUPRANATIONAL -- 1.80%
  European Investment Bank:
   4.00% due 1/15/07
   (Cost $1,758,497).............................   EUR     2,000,000       2,737,336
                                                                         ------------
RIGHTS -- 0.02%+
   United Mexican States(4)......................             500,000          10,400
   United Mexican States(4)......................             500,000          10,050
   United Mexican States(4)......................             500,000          11,850
                                                                         ------------
Total Rights
   (Cost $0).....................................                              32,300
                                                                         ------------
Total Long-Term Investment Securities
   (Cost $131,742,083)...........................                         147,627,436
                                                                         ------------
REPURCHASE AGREEMENT -- 1.07%
  Agreement with State Street Bank & Trust Co.,
   bearing interest at 1.90%, dated 11/30/04, to
   be repurchased 12/1/04 in the amount of
   $1,633,086 and collateralized by Federal Home
   Loan Bank Notes, bearing interest at 4.50%,
   due 5/13/11 and having an approximate value
   of $1,670,516
   (Cost $1,633,000).............................       USD 1,633,000       1,633,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $133,375,083)(5)........................               98.00%    149,260,436
Other assets less liabilities....................                2.00%      3,043,199
                                                    -----------------    ------------
NET ASSETS --                                                  100.00%   $152,303,635
                                                    =================    ============

--------
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At November 30, 2004, the aggregate value of these securities was $1,552,339 representing 1.02% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of November 30, 2004.
(2)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)Variable rate security -- the rate reflected is as of November 30, 2004; maturity date reflects next reset date.
(4)Fair valued security (see Note 3)
(5)See Note 6 for cost of investments on a tax basis.

54       INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF        November 30, 2004
                INVESTMENTS (Unaudited) - CONTINUED

              Open Forward Currency Contracts
              ----------------------------------------------------
                                                        Gross
                                                      Unrealized
               Contract to    In Exchange  Delivery  Appreciation
                 Deliver          For        Date   (Depreciation)
              ----------------------------------------------------
              AUD 1,600,000  USD 1,236,288  2/4/05     $  8,065
              EUR 1,550,000* USD 1,976,281  2/4/05      (84,980)
              USD 2,000,306* EUR 1,550,000  2/4/05       60,955
                                                       --------
                                                       $(15,960)
                                                       ========

--------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD Australian Dollar
CAD Canadian Dollar
DKK Danish Krone
EUR Euro Dollar
GBP British Pound
HUF Hungarian Forint
JPY Japanese Yen
MXN Mexican Peso
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
USD United States Dollar

See Notes to Financial Statements

November 30, 2004 INTERNATIONAL GROWTH I FUND - PORTFOLIO PROFILE (Unaudited)  55

Industry Allocation*

                   Collective Investment Pool........  24.74%
                   Banks.............................  17.14%
                   Oil & Gas.........................   9.30%
                   Telecommunications................   8.20%
                   Retail............................   6.99%
                   Insurance.........................   5.59%
                   Drugs.............................   4.88%
                   Automotive........................   4.25%
                   Building Materials................   3.65%
                   Metals............................   3.37%
                   Electronics/Electrical Equipment..   2.47%
                   Apparel & Products................   2.44%
                   Commercial Services...............   2.36%
                   Information Processing -- Software   2.25%
                   Household Products................   2.16%
                   Utilities -- Electric.............   2.12%
                   Healthcare........................   2.03%
                   Medical Technology................   1.86%
                   Freight...........................   1.84%
                   Financial Services................   1.61%
                   Multimedia........................   1.51%
                   Chemical..........................   1.41%
                   Conglomerates.....................   1.39%
                   Leisure & Tourism.................   1.31%
                   Foods.............................   1.09%
                   Beverages.........................   1.07%
                   Finance Companies.................   1.02%
                   Paper/Forest Products.............   0.96%
                   Oil -- Service -- Products........   0.93%
                   Textile -- Products...............   0.88%
                   Repurchase Agreement..............   0.85%
                   Auto -- Cars......................   0.71%
                   Hospital Supplies.................   0.61%
                   Machinery.........................   0.60%
                   Mining............................   0.52%
                   Information Processing -- Services   0.29%
                                                      ------
                                                      124.40%
                                                      ======


Country Allocation*

                             United States.  31.21%
                             United Kingdom  16.84%
                             Japan.........  16.82%
                             France........  14.40%
                             Germany.......   8.44%
                             Switzerland...   6.44%
                             Australia.....   5.66%
                             Spain.........   3.63%
                             Netherlands...   2.90%
                             Canada........   2.52%
                             Italy.........   2.49%
                             Austria.......   2.05%
                             Sweden........   1.97%
                             Ireland.......   1.82%
                             Greece........   1.59%
                             Bermuda.......   1.45%
                             Norway........   1.45%
                             Luxembourg....   0.77%
                             Korea.........   0.71%
                             Belgium.......   0.62%
                             Denmark.......   0.62%
                                            ------
                                            124.40%
                                            ======

*  Calculated as a percentage of net assets.

56     INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS     November 30, 2004
                            (Unaudited)


                                                                  Value
                                                        Shares   (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCKS -- 98.81%
     Apparel & Products -- 2.44%
       Adidas-Salomon AG#..............................  14,890 $ 2,334,682
       Esprit Holdings, Ltd............................ 612,000   3,352,993
       Puma AG Rudolf Dassler Sport....................  14,370   3,960,490
                                                                -----------
                                                                  9,648,165
                                                                -----------
     Auto - Cars -- 0.71%
       Hyundai Motor Co................................  57,000   2,805,150
                                                                -----------
     Automotive -- 4.25%
       Autoliv, Inc.#..................................  53,031   2,490,775
       Continental AG..................................  74,430   4,536,900
       Toyota Motor Corp............................... 148,700   5,578,056
       Volvo AB, Class B#.............................. 103,230   4,218,456
                                                                -----------
                                                                 16,824,187
                                                                -----------
     Banks -- 17.14%
       Alpha Bank AE................................... 112,546   3,525,147
       Anglo Irish Bank Corp., PLC.....................  14,200     321,495
       Anglo Irish Bank Corp., PLC (Dublin)............ 212,680   4,820,842
       Bank of Ireland................................. 134,240   2,052,351
       Bank of Yokohama, Ltd........................... 549,000   3,467,930
       Commonwealth Bank of Australia.................. 195,180   4,731,905
       Credit Agricole SA#............................. 209,273   6,198,695
       DNB NOR ASA..................................... 299,080   2,817,092
       Erste Bank Der Oesterreichischen Sparkassen AG.. 159,964   8,142,907
       HSBC Holdings, PLC.............................. 261,470   4,452,403
       KBC Bankverzekeringsholding#....................  33,020   2,460,507
       Mitsubishi Tokyo Financial Group, Inc...........     420   3,979,592
       Royal Bank of Scotland Group, PLC............... 199,754   6,138,700
       Societe Generale, Class A#......................  53,790   5,195,281
       Sumitomo Mitsui Financial Group, Inc.#..........     440   3,057,337
       UBS AG..........................................  81,349   6,573,873
                                                                -----------
                                                                 67,936,057
                                                                -----------
     Beverages -- 1.07%
       Pernod-Ricard#..................................  28,400   4,240,040
                                                                -----------
     Building Materials -- 3.65%
       Daikin Industries, Ltd..........................  73,000   1,929,641
       Lafarge SA#.....................................  53,110   4,988,389
       Vinci SA#.......................................  41,662   5,159,348
       Wolseley, PLC................................... 139,530   2,402,632
                                                                -----------
                                                                 14,480,010
                                                                -----------
     Chemical -- 1.41%
       BASF AG.........................................  54,420   3,663,735
       Shin-Etsu Chemical Co., Ltd.....................  50,000   1,938,776
                                                                -----------
                                                                  5,602,511
                                                                -----------
     Commercial Services -- 2.36%
       Accenture, Ltd., Class A+.......................  91,640   2,377,142
       ACS, Actividades de Construccion y Servicios SA. 152,036   3,193,562
       Grupo Ferrovial SA#.............................  78,720   3,798,950
                                                                -----------
                                                                  9,369,654
                                                                -----------
     Conglomerates -- 1.39%
       Tyco International, Ltd......................... 161,950   5,501,441
                                                                -----------
     Drugs -- 4.88%
       Chugai Pharmaceutical Co., Ltd.................. 203,298   3,190,731
       Novartis AG..................................... 172,800   8,278,389
       Roche Holdings AG...............................  74,811   7,876,915
                                                                -----------
                                                                 19,346,035
                                                                -----------
     Electronics/Electrical Equipment -- 2.47%
       Matsushita Electric Industrial Co., Ltd.#....... 159,000   2,365,685
       Omron Corp......................................  58,800   1,345,714
       Schneider Electric SA#..........................  59,600   4,140,039
       Sharp Corp.#.................................... 120,000   1,927,697
                                                                -----------
                                                                  9,779,135
                                                                -----------

                                                               Value
                                                    Shares    (Note 3)

        ----------------------------------------------------------------
        Finance Companies -- 1.02%
          Aeon Credit Service Co., Ltd............     9,400 $   674,169
          Aiful Corp..............................    29,600   3,365,598
                                                             -----------
                                                               4,039,767
                                                             -----------
        Financial Services -- 1.61%
          Ainax AB+...............................         1          40
          ORIX Corp...............................    50,200   6,390,865
                                                             -----------
                                                               6,390,905
                                                             -----------
        Foods -- 1.09%
          Royal Numico NV+........................   121,030   4,312,208
                                                             -----------
        Freight -- 1.84%
          AP Moller - Maersk A/S#.................       300   2,453,165
          Mitsui & Co., Ltd.#.....................   559,000   4,845,753
                                                             -----------
                                                               7,298,918
                                                             -----------
        Healthcare -- 2.03%
          Essilor International SA#...............    36,420   2,488,714
          Hoya Corp...............................    53,200   5,542,313
                                                             -----------
                                                               8,031,027
                                                             -----------
        Hospital Supplies -- 0.61%
          Fresenius Medical Care AG#..............    30,850   2,407,494
                                                             -----------
        Household Products -- 2.16%
          Reckitt Benckiser, PLC..................   233,829   6,895,396
          Toto, Ltd.#.............................   187,000   1,670,097
                                                             -----------
                                                               8,565,493
                                                             -----------
        Information Processing - Services -- 0.29%
          Rakuten, Inc.#..........................       140   1,155,102
                                                             -----------
        Information Processing - Software -- 2.25%
          SAP AG..................................    38,170   6,822,677
          Trend Micro, Inc........................    40,000   2,099,126
                                                             -----------
                                                               8,921,803
                                                             -----------
        Insurance -- 5.59%
          AXA#....................................   272,821   6,390,805
          ING Groep NV............................   260,520   7,169,408
          Legal & General Group, PLC.............. 2,475,290   5,026,318
          QBE Insurance Group, Ltd.#..............   329,250   3,545,134
                                                             -----------
                                                              22,131,665
                                                             -----------
        Leisure & Tourism -- 1.31%
          Nintendo Co., Ltd.......................     7,400     890,301
          OPAP SA.................................   106,730   2,764,059
          Yamaha Motor Co., Ltd.#.................   104,400   1,528,968
                                                             -----------
                                                               5,183,328
                                                             -----------
        Machinery -- 0.60%
          Komatsu, Ltd............................   348,000   2,370,729
                                                             -----------
        Medical Technology -- 1.86%
          Smith & Nephew, PLC.....................   442,840   4,515,191
          Synthes, Inc.+..........................    26,500   2,869,264
                                                             -----------
                                                               7,384,455
                                                             -----------
        Metals -- 3.37%
          Arcelor#................................   137,670   3,032,730
          BHP Billiton, Ltd.......................   866,550  10,333,676
                                                             -----------
                                                              13,366,406
                                                             -----------
        Mining -- 0.52%
          Sumitomo Metal Mining Co., Ltd..........   274,000   2,055,666
                                                             -----------
        Multimedia -- 1.51%
          Vivendi Universal SA+#..................   203,290   5,999,856
                                                             -----------
        Oil & Gas -- 9.30%
          BP, PLC................................. 1,079,440  11,016,273
          EnCana Corp.#...........................   110,820   6,337,111

November 30, 2004    INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS     57
                                    (Unaudited) - CONTINUED


                                                                Value
                                                     Shares    (Note 3)
       ------------------------------------------------------------------
       COMMON STOCKS (continued)
       Oil & Gas (continued)
         ENI SpA#..................................   220,910 $ 5,424,430
         Schlumberger, Ltd.........................    27,570   1,809,419
         Total SA, Class B#........................    55,940  12,248,642
                                                              -----------
                                                               36,835,875
                                                              -----------
       Oil - Service - Products -- 0.93%
         Pearson, PLC..............................   313,160   3,674,765
                                                              -----------
       Paper/Forest Products -- 0.96%
         Amcor, Ltd................................   667,140   3,815,645
                                                              -----------
       Retail -- 6.99%
         Compagnie Financiere Richemont AG.........    91,190   2,772,426
         Fast Retailing Co., Ltd...................    24,100   1,815,112
         Metro AG#.................................    64,540   3,246,773
         Next, PLC.................................   167,360   5,130,397
         Shoppers Drug Mart Corp.+.................   115,646   3,635,243
         Tesco, PLC................................ 1,364,320   7,861,374
         William Morrison Supermarkets, PLC........   749,330   3,222,186
                                                              -----------
                                                               27,683,511
                                                              -----------
       Telecommunications -- 8.20%
         Amdocs, Ltd.+.............................    93,900   2,427,315
         America Movil SA de CV ADR................   108,470   5,066,634
         Deutsche Telekom AG+#.....................   116,570   2,476,484
         Mobile Telesystems ADR....................    15,438   2,141,405
         Telefonaktiebolaget LM Ericsson, Class B+. 1,079,660   3,600,313
         Telefonica SA.............................   419,990   7,381,460
         Telenor ASA#..............................   332,950   2,932,475
         Vodafone Group, PLC....................... 2,376,220   6,448,666
                                                              -----------
                                                               32,474,752
                                                              -----------
       Textile - Products -- 0.88%
         Toray Industries, Inc.....................   794,000   3,495,452
                                                              -----------

                                                              Shares/         Value
                                                          Principal Amount   (Note 3)

----------------------------------------------------------------------------------------
Utilities - Electric -- 2.12%
  E. ON AG#..............................................        47,230    $  3,976,484
  Terna SpA+#............................................     1,690,055       4,437,515
                                                                           ------------
                                                                              8,413,999
                                                                           ------------
Total Long-Term Investment Securities -- 98.81%
   (Cost $324,919,666)...................................                   391,541,206
                                                                           ------------
SHORT-TERM INVESTMENT SECURITIES -- 24.74%
Collective Investment Pool -- 24.74%
  Securities Lending Quality Trust (1)
   (Cost $98,025,193)....................................   $98,025,193      98,025,193
                                                                           ------------
REPURCHASE AGREEMENT -- 0.85%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90%, dated 11/30/04, to be repurchased
   12/1/04 in the amount of $3,373,178 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 5.57%, due 6/30/28 and having
   an approximate value of $3,444,594 (Cost
   $3,373,000)...........................................     3,373,000       3,373,000
                                                                           ------------
TOTAL INVESTMENTS
   (Cost $426,317,859)(2)................................        124.40%    492,939,399
Liabilities in excess of other assets....................        (24.40)%   (96,673,323)
                                                            -----------    ------------
NET ASSETS --                                                    100.00%   $396,266,076
                                                            ===========    ============

--------
ADR American Depository Receipt
+   The security or a portion thereof is out on loan (see Note 3).
#   Non-income producing
(1) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

58     LARGE CAP GROWTH FUND - PORTFOLIO PROFILE (Unaudited)     November 30, 2004

Industry Allocation*

                   Telecommunications................   8.74%
                   Semiconductors....................   7.83%
                   Retail............................   7.80%
                   Conglomerates.....................   7.53%
                   Hospital Supplies.................   7.38%
                   Information Processing -- Software   5.98%
                   Financial Services................   5.33%
                   Aerospace/Defense.................   5.07%
                   Drugs.............................   4.34%
                   Repurchase Agreements.............   4.22%
                   Information Processing -- Services   4.11%
                   Information Processing -- Hardware   4.09%
                   Multimedia........................   3.46%
                   Medical Technology................   2.72%
                   Leisure & Tourism.................   2.65%
                   Oil & Gas.........................   2.51%
                   Freight...........................   2.34%
                   Apparel & Products................   2.30%
                   Household Products................   2.21%
                   Collective Investment Pool........   2.03%
                   Medical -- Biomedical/Gene........   1.89%
                   Banks.............................   1.61%
                   Chemical..........................   1.42%
                   Machinery.........................   1.04%
                   Finance Companies.................   1.02%
                   Therapeutics......................   1.01%
                   Insurance.........................   0.95%
                   Beverages.........................   0.90%
                   Advertising.......................   0.79%
                                                      ------
                                                      103.27%
                                                      ======

*  Calculated as a percentage of net assets.

November 30, 2004 LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)  59


                                                              Value
                                                    Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 97.02%
         Advertising -- 0.79%
           Omnicom Group, Inc......................  40,000 $ 3,240,000
                                                            -----------
         Aerospace/Defense -- 5.07%
           General Dynamics Corp...................  69,500   7,531,020
           L-3 Communications Holdings, Inc........  70,000   5,209,400
           United Technologies Corp................  82,000   8,001,560
                                                            -----------
                                                             20,741,980
                                                            -----------
         Apparel & Products -- 2.30%
           AnnTaylor Stores Corp.+................. 200,000   4,388,000
           Nike, Inc., Class B.....................  59,600   5,045,736
                                                            -----------
                                                              9,433,736
                                                            -----------
         Banks -- 1.61%
           Bank of America Corp.................... 142,850   6,609,670
                                                            -----------
         Beverages -- 0.90%
           PepsiCo, Inc............................  74,100   3,698,331
                                                            -----------
         Chemical -- 1.42%
           Dow Chemical Co......................... 115,000   5,804,050
                                                            -----------
         Conglomerates -- 7.53%
           General Electric Co..................... 490,900  17,358,224
           ITT Industries, Inc.....................  45,000   3,830,400
           Tyco International, Ltd................. 283,500   9,630,495
                                                            -----------
                                                             30,819,119
                                                            -----------
         Drugs -- 4.34%
           Abbott Laboratories..................... 105,000   4,405,800
           Merck & Co., Inc........................ 120,000   3,362,400
           Pfizer, Inc............................. 359,723   9,989,508
                                                            -----------
                                                             17,757,708
                                                            -----------
         Finance Companies -- 1.02%
           Capital One Financial Corp..............  53,400   4,196,172
                                                            -----------
         Financial Services -- 5.33%
           American Express Co..................... 130,500   7,270,155
           Goldman Sachs Group, Inc................  45,200   4,735,152
           Merrill Lynch & Co., Inc................ 120,000   6,685,200
           Morgan Stanley..........................  61,800   3,136,350
                                                            -----------
                                                             21,826,857
                                                            -----------
         Freight -- 2.34%
           United Parcel Service, Inc., Class B.... 113,800   9,576,270
                                                            -----------
         Hospital Supplies -- 7.38%
           Becton, Dickinson and Co................ 125,400   6,869,412
           Johnson & Johnson....................... 242,600  14,633,632
           Medtronic, Inc.......................... 100,000   4,805,000
           St. Jude Medical, Inc.+................. 102,400   3,905,536
                                                            -----------
                                                             30,213,580
                                                            -----------
         Household Products -- 2.21%
           Estee Lauder Cos., Inc., Class A........ 106,200   4,634,568
           Procter & Gamble Co.....................  82,600   4,417,448
                                                            -----------
                                                              9,052,016
                                                            -----------
         Information Processing - Hardware -- 4.09%
           Dell, Inc.+............................. 204,525   8,287,353
           International Business Machines Corp....  89,800   8,462,752
                                                            -----------
                                                             16,750,105
                                                            -----------
         Information Processing - Services -- 4.11%
           eBay, Inc.+............................. 114,500  12,875,525
           Symantec Corp.+.........................  61,700   3,937,077
                                                            -----------
                                                             16,812,602
                                                            -----------

                                                       Shares/
                                                      Principal     Value
                                                       Amount      (Note 3)

  ---------------------------------------------------------------------------
  Information Processing - Software -- 5.98%
    Adobe Systems, Inc...............................     79,100 $  4,790,296
    Microsoft Corp...................................    579,900   15,547,119
    VERITAS Software Corp.+..........................    190,000    4,161,000
                                                                 ------------
                                                                   24,498,415
                                                                 ------------
  Insurance -- 0.95%
    PacifiCare Health Systems, Inc., Class A+........     80,000    3,872,000
                                                                 ------------
  Leisure & Tourism -- 2.65%
    Carnival Corp....................................    138,200    7,325,982
    International Game Technology....................    100,000    3,535,000
                                                                 ------------
                                                                   10,860,982
                                                                 ------------
  Machinery -- 1.04%
    Dover Corp.......................................    105,000    4,247,250
                                                                 ------------
  Medical - Biomedical/Gene -- 1.89%
    Amgen, Inc.+.....................................    129,100    7,751,164
                                                                 ------------
  Medical Technology -- 2.72%
    Charles River Laboratories International, Inc.+#.    120,000    5,610,000
    Guidant Corp.....................................     85,000    5,510,550
                                                                 ------------
                                                                   11,120,550
                                                                 ------------
  Multimedia -- 3.46%
    Time Warner, Inc.+...............................    466,500    8,261,715
    Viacom, Inc., Class B............................    170,000    5,899,000
                                                                 ------------
                                                                   14,160,715
                                                                 ------------
  Oil & Gas -- 2.51%
    ChevronTexaco Corp...............................     79,200    4,324,320
    Exxon Mobil Corp.................................     77,300    3,961,625
    Transocean, Inc.+................................     50,000    2,013,500
                                                                 ------------
                                                                   10,299,445
                                                                 ------------
  Retail -- 7.80%
    Bed Bath & Beyond, Inc.+.........................    100,000    3,992,800
    Home Depot, Inc..................................    130,000    5,427,500
    Kohl's Corp.+....................................    108,800    5,022,208
    Limited Brands, Inc.#............................    167,700    4,098,588
    Target Corp......................................    100,000    5,122,000
    Wal-Mart Stores, Inc.............................    159,100    8,282,746
                                                                 ------------
                                                                   31,945,842
                                                                 ------------
  Semiconductors -- 7.83%
    Analog Devices, Inc..............................     80,000    2,956,000
    Applied Materials, Inc.+.........................    576,600    9,594,624
    Intel Corp.......................................    527,298   11,785,110
    Marvell Technology Group, Ltd.+#.................     75,000    2,404,500
    Texas Instruments, Inc...........................    221,000    5,343,780
                                                                 ------------
                                                                   32,084,014
                                                                 ------------
  Telecommunications -- 8.74%
    Cisco Systems, Inc.+.............................    453,200    8,479,372
    Motorola, Inc....................................    304,000    5,855,040
    Nextel Communications, Inc., Class A+............    257,800    7,336,988
    Nokia OYJ Sponsored ADR..........................    464,000    7,502,880
    QUALCOMM, Inc....................................    159,000    6,617,580
                                                                 ------------
                                                                   35,791,860
                                                                 ------------
  Therapeutics -- 1.01%
    Gilead Sciences, Inc.+...........................    120,000    4,135,200
                                                                 ------------
  Total Long-Term Investment Securities -- 97.02%
     (Cost $364,324,367).............................             397,299,633
                                                                 ------------
  SHORT-TERM INVESTMENT SECURITIES -- 2.03%
  Collective Investment Pool -- 2.03%
    Securities Lending Quality Trust(1)
     (Cost $8,303,479)............................... $8,303,479    8,303,479
                                                                 ------------

60  LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2004
                            - CONTINUED


                                                      Principal      Value
                                                       Amount       (Note 3)
 ------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 4.22%
   State Street Bank & Trust Co., Joint Repurchase
    Agreement(2)................................... $   283,000   $    283,000
   UBS Warburg, LLC, Joint Repurchase
    Agreement(2)...................................  17,000,000     17,000,000
                                                                  ------------
 Total Repurchase Agreements
   (Cost $17,283,000)..............................                 17,283,000
                                                                  ------------
 TOTAL INVESTMENTS
    (Cost $389,910,846)(3).........................      103.27%   422,886,112
 Liabilities in excess of other assets.............       (3.27)%  (13,395,397)
                                                    -----------   ------------
 NET ASSETS --                                           100.00%  $409,490,715
                                                    ===========   ============

--------
ADR American Depository Receipt
+   Non-income producing security
#   The security or a portion thereof is out on loan (see Note 3).
(1) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2) See Note 3 for details of Joint Repurchase Agreement.
(3) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

November 30, 2004     MID CAP INDEX FUND - PORTFOLIO PROFILE (Unaudited)       61

Industry Allocation*

                   Collective Investment Pool........  11.23%
                   Oil & Gas.........................   8.15%
                   Insurance.........................   6.36%
                   Banks.............................   5.47%
                   Retail............................   5.07%
                   Information Processing -- Services   4.72%
                   Utilities -- Electric.............   4.46%
                   Electronics/Electrical Equipment..   4.14%
                   Leisure & Tourism.................   3.75%
                   Financial Services................   3.60%
                   Healthcare........................   3.33%
                   Chemical..........................   2.99%
                   Semiconductors....................   2.81%
                   Real Estate Investment Trusts.....   2.60%
                   Machinery.........................   2.42%
                   Freight...........................   2.37%
                   Home Builders.....................   2.27%
                   Apparel & Products................   2.15%
                   Automotive........................   2.15%
                   Foods.............................   2.14%
                   Commercial Services...............   2.02%
                   Drugs.............................   1.82%
                   Information Processing -- Software   1.67%
                   Hospital Supplies.................   1.66%
                   Information Processing -- Hardware   1.60%
                   Publishing........................   1.59%
                   Savings & Loan....................   1.34%
                   Schools...........................   1.25%
                   Paper/Forest Products.............   1.22%
                   Telecommunications................   1.19%
                   Building Materials................   1.02%
                   Utilities -- Gas, Distribution....   0.86%
                   Medical Technology................   0.75%
                   Beverages.........................   0.73%
                   Coal..............................   0.73%
                   Human Resources...................   0.70%
                   Utilities -- Gas, Pipeline........   0.70%
                   Appliances/Furnishings............   0.67%
                   Pollution Control.................   0.63%
                   Medical -- Biomedical/Gene........   0.61%
                   Hospital Management...............   0.55%
                   Textile -- Products...............   0.55%
                   Advertising.......................   0.52%
                   Household Products................   0.50%
                   Utilities -- Communication........   0.50%
                   Broadcasting......................   0.47%
                   Aerospace/Defense.................   0.42%
                   Airlines..........................   0.41%
                   Multimedia........................   0.41%
                   Repurchase Agreement..............   0.32%
                   Auto -- Replacement Parts.........   0.23%
                   Metals............................   0.21%
                   Water Services....................   0.21%
                   U.S. Treasury Bills...............   0.17%
                   Heavy Duty Trucks/Parts...........   0.17%
                   Conglomerates.....................   0.16%
                   Tobacco...........................   0.12%
                                                      ------
                                                      110.86%
                                                      ======

*  Calculated as a percentage of net assets.

62   MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)    November 30, 2004


                                                              Value
                                                    Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 98.69%
        Advertising -- 0.52%
          Catalina Marketing Corp.#................  87,400 $ 2,455,940
          Harte-Hanks, Inc.#....................... 144,300   3,725,826
          Valassis Communications, Inc.+...........  86,900   2,950,255
                                                            -----------
                                                              9,132,021
                                                            -----------
        Aerospace/Defense -- 0.42%
          Alliant Techsystems, Inc.+...............  63,100   4,156,397
          Sequa Corp., Class A+....................  17,500   1,044,750
          Titan Corp.+............................. 141,500   2,279,565
                                                            -----------
                                                              7,480,712
                                                            -----------
        Airlines -- 0.41%
          Airtran Holdings, Inc.+#................. 143,600   1,697,352
          Alaska Air Group, Inc.+#.................  45,100   1,408,473
          JetBlue Airways Corp.+#.................. 173,500   4,165,735
                                                            -----------
                                                              7,271,560
                                                            -----------
        Apparel & Products -- 2.15%
          Abercrombie and Fitch Co., Class A....... 158,600   7,224,230
          Aeropostale, Inc.+.......................  94,100   2,681,850
          American Eagle Outfitters, Inc........... 120,300   5,024,931
          AnnTaylor Stores Corp.+.................. 119,800   2,628,412
          Chicos FAS, Inc.+#....................... 150,000   5,790,000
          Foot Locker, Inc......................... 261,100   6,783,378
          Pacific Sunwear of California, Inc.+..... 124,400   2,762,924
          Payless ShoeSource, Inc.+................ 114,300   1,335,024
          Timberland Co., Class A+.................  59,300   3,755,469
                                                            -----------
                                                             37,986,218
                                                            -----------
        Appliances/Furnishings -- 0.67%
          Furniture Brands International, Inc......  91,900   2,232,251
          Herman Miller, Inc.#..................... 119,600   2,937,735
          HNI Corp.................................  96,500   4,090,635
          Lancaster Colony Corp....................  59,900   2,616,432
                                                            -----------
                                                             11,877,053
                                                            -----------
        Automotive -- 2.15%
          ArvinMeritor, Inc........................ 116,500   2,557,175
          Borg-Warner, Inc.........................  93,700   4,690,622
          Carlisle Cos., Inc.......................  52,300   3,128,063
          Carmax, Inc.+#........................... 174,500   4,859,825
          Donaldson Co., Inc.#..................... 145,000   4,495,000
          Lear Corp................................ 115,100   6,675,800
          Modine Manufacturing Co..................  57,900   1,861,485
          SPX Corp.#............................... 127,600   5,245,636
          Superior Industries International, Inc.#.  44,700   1,262,775
          Thor Industries, Inc.....................  95,800   3,199,720
                                                            -----------
                                                             37,976,101
                                                            -----------
        Auto - Replacement Parts -- 0.23%
          O'Reilly Automotive, Inc.+...............  92,500   4,027,450
                                                            -----------
        Banks -- 5.47%
          Associated Banc-Corp.#................... 217,200   7,217,556
          Bank of Hawaii Corp......................  88,300   4,286,965
          Banknorth Group, Inc.#................... 290,300  10,442,091
          City National Corp.......................  82,300   5,629,320
          Colonial BancGroup, Inc.................. 224,100   4,757,643
          Commerce Bancorp, Inc.#.................. 131,800   8,233,546
          Compass Bancshares, Inc.................. 205,900   9,586,704
          Cullen/Frost Bankers, Inc................  86,500   4,144,215
          First American Corp., Class A............ 148,700   4,899,665
          FirstMerit Corp.#........................ 142,300   3,894,751
          Greater Bay Bancorp#.....................  86,000   2,498,300
          Hibernia Corp., Class A.................. 260,700   7,539,444
          Mercantile Bankshares Corp.#............. 132,800   6,839,200
          Silicon Valley Bancshares+#..............  59,800   2,510,404
          TCF Financial Corp.#..................... 234,200   7,239,122

                                                             Value
                                                   Shares   (Note 3)

          ------------------------------------------------------------
          Banks (continued)
            Westamerica Bancorp.#.................  53,300 $ 3,099,928
            Wilmington Trust Corp................. 111,300   4,023,495
                                                           -----------
                                                            96,842,349
                                                           -----------
          Beverages -- 0.73%
            Constellation Brands, Inc., Class A+#. 180,000   8,046,000
            PepsiAmericas, Inc.................... 232,000   4,897,520
                                                           -----------
                                                            12,943,520
                                                           -----------
          Broadcasting -- 0.47%
            Emmis Communications Corp., Class A+#.  94,000   1,738,060
            Entercom Communications Corp.+........  83,700   3,014,874
            Westwood One, Inc.+................... 163,200   3,658,944
                                                           -----------
                                                             8,411,878
                                                           -----------
          Building Materials -- 1.02%
            Fastenal Co.#......................... 127,200   7,779,552
            Martin Marietta Materials, Inc........  81,000   4,070,250
            RPM International, Inc.#.............. 195,100   3,607,399
            York International Corp...............  69,500   2,562,465
                                                           -----------
                                                            18,019,666
                                                           -----------
          Chemical -- 2.99%
            Airgas, Inc........................... 125,200   3,327,816
            Albemarle Corp........................  69,800   2,780,832
            Cabot Corp............................ 103,600   3,900,540
            Cabot Microelectronics Corp.+#........  41,500   1,533,425
            Crompton Corp......................... 192,300   2,155,683
            Cytec Industries, Inc.................  65,700   3,193,677
            Ferro Corp............................  70,300   1,608,464
            FMC Corp.+#...........................  61,200   3,032,460
            Invitrogen Corp.+.....................  88,400   5,348,200
            Lubrizol Corp......................... 109,300   3,776,315
            Lyondell Chemical Co.#................ 404,700  11,355,882
            Minerals Technologies, Inc.#..........  34,600   2,295,710
            Olin Corp.#........................... 117,200   2,659,268
            Sensient Technologies Corp.#..........  78,700   1,814,035
            Valspar Corp..........................  86,100   4,151,742
                                                           -----------
                                                            52,934,049
                                                           -----------
          Coal -- 0.73%
            Arch Coal, Inc.#...................... 102,500   3,915,500
            Peabody Energy Corp................... 107,700   8,939,100
                                                           -----------
                                                            12,854,600
                                                           -----------
          Commercial Services -- 2.02%
            Adesa, Inc............................ 159,100   3,175,636
            Alliance Data Systems Corp.+.......... 135,600   5,817,240
            Brinks Co.............................  95,200   3,675,672
            CDW Corp.#............................ 139,500   9,167,940
            Dycom Industries, Inc.+...............  81,500   2,374,910
            Moneygram International, Inc.#........ 148,600   3,178,554
            Plexus Corp.+#........................  72,500     996,875
            Quanta Services, Inc.+#............... 196,800   1,517,328
            Rollins, Inc..........................  76,600   1,880,530
            Sotheby's Holdings, Inc., Class A+.... 106,100   1,663,648
            United Rentals, Inc.+#................ 130,400   2,330,248
                                                           -----------
                                                            35,778,581
                                                           -----------
          Conglomerates -- 0.16%
            Trinity Industries, Inc.#.............  79,200   2,799,720
                                                           -----------
          Drugs -- 1.82%
            Barr Pharmaceuticals, Inc.+........... 175,300   6,845,465
            Cephalon, Inc.+#......................  95,000   4,515,350
            IVAX Corp.+........................... 419,675   6,551,127
            Par Pharmaceutical Cos., Inc.+........  56,900   2,245,274
            Perrigo Co............................ 118,600   2,139,544

November 30, 2004 MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -   63
                                           CONTINUED


                                                                Value
                                                      Shares   (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Drugs (continued)
        Sepracor, Inc.+#............................. 146,900 $ 6,538,519
        Valeant Pharmaceuticals International#....... 140,900   3,411,189
                                                              -----------
                                                               32,246,468
                                                              -----------
      Electronics/Electrical Equipment -- 4.14%
        Ametek, Inc.................................. 114,400   3,738,592
        Amphenol Corp., Class A+..................... 148,500   5,213,835
        Arrow Electronics, Inc.+..................... 193,900   4,756,367
        Avnet, Inc.+................................. 202,100   3,718,640
        Commscope, Inc.+#............................  90,600   1,750,392
        Energizer Holdings, Inc.+.................... 130,800   6,108,360
        Gentex Corp.................................. 129,900   4,198,368
        Harman International Industries, Inc......... 110,700  13,599,495
        Hawaiian Electric Industries, Inc.#.......... 135,100   3,816,575
        Hubbell, Inc., Class B....................... 102,200   4,966,920
        Kemet Corp.+#................................ 145,200   1,286,472
        Newport Corp.+#..............................  71,700     884,778
        Polycom, Inc.+............................... 166,800   3,809,712
        Silicon Laboratories, Inc.+#.................  86,800   2,616,152
        Teleflex, Inc................................  67,600   3,413,800
        Thomas & Betts Corp.+........................  99,000   3,132,360
        Varian, Inc.+................................  58,300   2,183,335
        Vishay Intertechnology, Inc.+................ 278,700   4,071,807
                                                              -----------
                                                               73,265,960
                                                              -----------
      Financial Services -- 3.15%
        A.G. Edwards, Inc.#.......................... 133,100   5,204,210
        American Financial Group, Inc.#.............. 123,600   3,890,928
        AmeriCredit Corp.+#.......................... 264,300   5,534,442
        Eaton Vance Corp.#........................... 113,600   5,447,120
        IndyMac Bancorp, Inc......................... 102,800   3,339,972
        Investors Financial Services Corp............ 111,100   4,870,624
        Jefferies Group, Inc.........................  95,100   3,862,962
        LaBranche & Co., Inc.+#...................... 100,400     804,204
        Legg Mason, Inc.............................. 169,000  11,515,660
        Raymond James Financial, Inc................. 123,900   3,664,962
        Waddell & Reed Financial, Inc., Class A...... 138,500   3,143,950
        Webster Financial Corp.......................  89,100   4,459,455
                                                              -----------
                                                               55,738,489
                                                              -----------
      Foods -- 2.14%
        Dean Foods Co.+.............................. 264,700   8,383,049
        Hormel Foods Corp............................ 232,800   7,126,008
        Smithfield Foods, Inc.+...................... 185,500   5,388,775
        Smucker, J.M. Co.#...........................  98,000   4,457,040
        Tootsie Roll Industries, Inc.................  87,900   2,729,295
        Tyson Foods, Inc., Class A................... 592,300   9,707,797
                                                              -----------
                                                               37,791,964
                                                              -----------
      Freight -- 2.37%
        Alexander & Baldwin, Inc.....................  71,600   3,029,396
        CH Robinson Worldwide, Inc................... 143,300   7,702,375
        CNF, Inc.....................................  85,500   3,997,125
        Expeditors International of Washington, Inc.. 177,800   9,469,628
        GATX Corp....................................  82,800   2,437,632
        JB Hunt Transport Services, Inc.............. 135,400   5,443,080
        Overseas Shipholding Group, Inc..............  66,100   4,342,109
        Swift Transportation Co., Inc.+#............. 134,200   2,615,558
        Werner Enterprises, Inc...................... 133,100   2,994,750
                                                              -----------
                                                               42,031,653
                                                              -----------
      Healthcare -- 3.33%
        Apria Healthcare Group, Inc.+................  83,900   2,573,213
        Community Health Systems, Inc.+.............. 146,200   4,042,430
        Covance, Inc.+............................... 105,100   4,147,246
        Dentsply International, Inc.................. 135,100   7,107,611
        Edwards Lifesciences Corp.+#................. 100,200   3,768,522
        First Health Group Corp.+#................... 153,800   2,740,716
        Lincare Holdings, Inc.+...................... 167,600   6,467,684

                                                                 Value
                                                       Shares   (Note 3)

     ---------------------------------------------------------------------
     Healthcare (continued)
       Omnicare, Inc.................................. 174,700 $ 5,662,027
       Patterson Cos., Inc.+#......................... 229,300   9,369,198
       Renal Care Group, Inc.+........................ 112,600   3,749,580
       Steris Corp.+.................................. 116,000   2,654,080
       Universal Health Services, Inc., Class B.......  97,600   4,442,752
       VISX, Inc.+....................................  82,900   2,143,794
                                                               -----------
                                                                58,868,853
                                                               -----------
     Heavy Duty Trucks/Parts -- 0.17%
       Bandag, Inc....................................  32,500   1,620,775
       Federal Signal Corp.#..........................  80,900   1,391,480
                                                               -----------
                                                                 3,012,255
                                                               -----------
     Home Builders -- 2.27%
       DR Horton, Inc................................. 391,300  13,777,673
       Hovnanian Enterprises, Inc., Class A+.......... 102,500   4,127,675
       Lennar Corp.................................... 261,800  11,762,674
       Ryland Group, Inc..............................  39,900   4,043,865
       Toll Brothers, Inc.+#.......................... 125,400   6,443,052
                                                               -----------
                                                                40,154,939
                                                               -----------
     Hospital Management -- 0.55%
       LifePoint Hospitals, Inc.+#....................  65,000   2,390,700
       Triad Hospitals, Inc.+......................... 128,900   4,729,341
       VCA Antech, Inc.+.............................. 137,500   2,552,000
                                                               -----------
                                                                 9,672,041
                                                               -----------
     Hospital Supplies -- 1.66%
       Beckman Coulter, Inc.#......................... 102,700   6,722,742
       Henry Schein, Inc.+............................  73,100   4,764,658
       Hillenbrand Industries, Inc.................... 103,900   5,714,500
       Techne Corp.+..................................  69,000   2,563,350
       Varian Medical Systems, Inc.+.................. 227,800   9,585,824
                                                               -----------
                                                                29,351,074
                                                               -----------
     Household Products -- 0.50%
       Church & Dwight Co., Inc....................... 103,750   3,239,075
       Scotts Co., Class A+...........................  55,000   3,770,250
       Tupperware Corp................................  98,300   1,840,176
                                                               -----------
                                                                 8,849,501
                                                               -----------
     Human Resources -- 0.70%
       Kelly Services, Inc., Class A#.................  59,100   1,796,640
       Korn/Ferry International+#.....................  65,000   1,210,950
       Manpower, Inc.................................. 151,100   7,308,707
       MPS Group, Inc.+#.............................. 176,700   1,989,642
                                                               -----------
                                                                12,305,939
                                                               -----------
     Information Processing - Hardware -- 1.60%
       Avocent Corp.+.................................  82,600   3,133,018
       Diebold, Inc................................... 120,400   6,405,280
       Imation Corp...................................  59,700   1,922,937
       Quantum Corp.+#................................ 305,300     873,158
       Sandisk Corp.+#................................ 271,700   6,134,986
       Storage Technology Corp.+#..................... 186,400   5,431,696
       Tech Data Corp.+...............................  97,300   4,416,447
                                                               -----------
                                                                28,317,522
                                                               -----------
     Information Processing - Services -- 4.72%
       3Com Corp.+.................................... 660,400   2,932,176
       BISYS Group, Inc.+............................. 202,500   3,242,025
       Cadence Design Systems, Inc.+.................. 451,800   6,207,732
       Ceridian Corp.+................................ 249,300   4,714,263
       Certegy, Inc................................... 106,400   3,660,160
       Checkfree Corp.+............................... 145,500   5,390,775
       Cognizant Technology Solutions Corp., Class A+. 220,400   8,403,852
       CSG Systems International, Inc.+...............  87,400   1,588,058
       DST Systems, Inc.+#............................ 141,000   6,873,750
       Dun & Bradstreet Corp.+........................ 117,900   6,998,544

64  MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -   November 30, 2004
                             CONTINUED


                                                                  Value
                                                       Shares    (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Information Processing - Services (continued)
       Fair Issac & Co., Inc.......................... 117,900 $  3,911,922
       Gartner, Inc., Class A+#....................... 181,400    2,158,660
       Jack Henry & Associates, Inc.#................. 151,500    2,920,920
       Macromedia, Inc.+.............................. 116,400    3,320,892
       McAfee, Inc.+.................................. 262,100    7,574,690
       McDATA Corp., Class A+#........................ 199,200    1,125,480
       Mentor Graphics Corp.+#........................ 120,400    1,511,020
       National Instruments Corp.#.................... 132,300    3,783,780
       Reynolds and Reynolds Co., Class A............. 108,500    2,574,705
       Synopsys, Inc.+................................ 261,700    4,613,771
                                                               ------------
                                                                 83,507,175
                                                               ------------
     Information Processing - Software -- 1.67%
       Acxiom Corp.#.................................. 144,400    3,651,876
       Advent Software, Inc.+.........................  55,800    1,116,558
       Ascential Software Corp.+......................  98,400    1,345,128
       ChoicePoint, Inc.+............................. 148,700    6,520,495
       Keane, Inc.+#.................................. 103,800    1,608,900
       Retek, Inc.+...................................  93,900      572,790
       RSA Security, Inc.+#........................... 106,700    2,256,705
       SEI Investments Co............................. 172,900    6,762,119
       Sybase, Inc.+.................................. 159,400    2,746,462
       Transaction Systems Architects, Inc., Class A+.  62,900    1,290,708
       Wind River Systems, Inc.+#..................... 137,400    1,662,540
                                                               ------------
                                                                 29,534,281
                                                               ------------
     Insurance -- 6.36%
       Allmerica Financial Corp.+.....................  89,400    2,909,970
       AmerUs Group Co.#..............................  65,600    2,858,192
       Arthur J. Gallagher & Co....................... 154,200    4,726,230
       Brown & Brown, Inc............................. 115,700    4,691,635
       Coventry Health Care, Inc.+.................... 150,200    7,454,426
       Everest Reinsurance Group, Ltd.................  93,800    7,904,526
       Fidelity National Financial, Inc............... 291,400   12,498,146
       HCC Insurance Holdings, Inc.................... 108,700    3,602,318
       Health Net, Inc.+.............................. 187,800    5,111,916
       Horace Mann Educators Corp.....................  71,900    1,366,100
       Leucadia National Corp.#....................... 119,000    7,461,300
       Ohio Casualty Corp.+#.......................... 103,100    2,214,588
       Old Republic International Corp.#.............. 305,600    7,636,944
       PacifiCare Health Systems, Inc., Class A+#..... 144,300    6,984,120
       PMI Group, Inc................................. 161,200    6,638,216
       Protective Life Corp........................... 116,600    4,879,710
       Radian Group, Inc.............................. 155,500    7,969,375
       StanCorp Financial Group, Inc..................  47,700    3,770,685
       Unitrin, Inc................................... 114,800    5,469,072
       W.R. Berkley Corp.............................. 141,100    6,398,885
                                                               ------------
                                                                112,546,354
                                                               ------------
     Leisure & Tourism -- 3.75%
       Activision, Inc.+.............................. 232,200    3,650,184
       Applebee's International, Inc.................. 137,800    3,541,460
       Bob Evans Farms, Inc.#.........................  59,300    1,497,325
       Boyd Gaming Corp.#............................. 145,500    5,348,580
       Brinker International, Inc.+................... 150,800    5,146,804
       Caesars Entertainment, Inc.+................... 519,700    9,770,360
       Callaway Golf Co.#............................. 126,300    1,485,288
       CBRL Group, Inc................................  81,800    3,334,986
       Cheesecake Factory, Inc., Class A+#............  86,900    4,248,541
       GTECH Holdings Corp............................ 198,000    4,781,700
       International Speedway Corp., Class B..........  89,400    4,370,766
       Macrovision Corp.+.............................  82,800    2,198,340
       Mandalay Resort Group.......................... 113,200    7,890,040
       Outback Steakhouse, Inc........................ 123,600    5,351,880
       Ruby Tuesday, Inc.............................. 110,200    3,036,010
       Six Flags, Inc.+............................... 156,100      758,646
                                                               ------------
                                                                 66,410,910
                                                               ------------

                                                                  Value
                                                       Shares    (Note 3)

    -----------------------------------------------------------------------
    Machinery -- 2.42%
      AGCO Corp.+#.................................... 151,500 $  3,301,185
      Flowserve Corp.+................................  92,800    2,340,416
      Graco, Inc...................................... 116,400    4,262,568
      Granite Construction, Inc.......................  69,800    1,852,492
      Jacobs Engineering Group, Inc.+#................  94,600    4,348,762
      Kennametal, Inc.................................  61,300    3,144,690
      Nordson Corp....................................  59,900    2,279,794
      Pentair, Inc.................................... 168,500    6,743,370
      Precision Castparts Corp........................ 108,900    7,061,076
      Tecumseh Products Co., Class A#.................  31,100    1,424,069
      Zebra Technologies Corp., Class A+#............. 120,250    6,046,170
                                                               ------------
                                                                 42,804,592
                                                               ------------
    Medical - Biomedical/Gene -- 0.61%
      Millennium Pharmaceuticals, Inc.+............... 511,900    6,460,178
      Protein Design Labs, Inc.+#..................... 159,600    2,891,952
      Vertex Pharmaceuticals, Inc.+#.................. 134,200    1,425,204
                                                               ------------
                                                                 10,777,334
                                                               ------------
    Medical Technology -- 0.75%
      Charles River Laboratories International, Inc.+. 108,300    5,063,025
      Cytyc Corp.+.................................... 186,300    5,000,292
      Inamed Corp.+...................................  59,700    3,202,905
                                                               ------------
                                                                 13,266,222
                                                               ------------
    Metals -- 0.21%
      Harsco Corp.....................................  69,100    3,672,665
                                                               ------------
    Multimedia -- 0.41%
      Belo Corp.#..................................... 193,000    4,867,460
      Media General, Inc., Class A....................  39,900    2,481,780
                                                               ------------
                                                                  7,349,240
                                                               ------------
    Oil & Gas -- 8.15%
      Cooper Cameron Corp.+#..........................  92,300    4,817,137
      ENSCO International, Inc........................ 253,400    7,933,954
      Equitable Resources, Inc.#...................... 103,900    6,182,050
      FMC Technologies, Inc.+......................... 113,300    3,721,905
      Forest Oil Corp.+...............................  98,900    3,365,567
      Grant Prideco, Inc.+............................ 205,900    4,437,145
      Hanover Compressor Co.+......................... 130,900    1,911,140
      Helmerich & Payne, Inc..........................  84,700    2,763,761
      Murphy Oil Corp................................. 154,300   13,163,333
      Newfield Exploration Co.+....................... 104,600    6,574,110
      Noble Energy, Inc...............................  98,100    6,257,799
      ONEOK, Inc...................................... 173,000    4,830,160
      Patterson-UTI Energy, Inc....................... 280,000    5,600,000
      Pioneer Natural Resources Co.................... 244,100    8,592,320
      Plains Exploration & Production Co.+............ 129,500    3,629,885
      Pogo Producing Co............................... 107,200    5,413,600
      Pride International, Inc.+...................... 228,200    4,463,592
      Smith International, Inc.+...................... 175,700   10,642,149
      Tidewater, Inc.................................. 101,800    3,454,074
      Varco International, Inc.+...................... 163,800    4,871,412
      Weatherford International, Ltd.+................ 224,000   11,957,120
      Western Gas Resources, Inc...................... 123,800    3,837,800
      XTO Energy, Inc................................. 434,500   15,794,075
                                                               ------------
                                                                144,214,088
                                                               ------------
    Paper/Forest Products -- 1.22%
      Bowater, Inc.#..................................  93,400    3,783,634
      Glatfelter......................................  73,500    1,056,930
      Longview Fibre Co...............................  85,800    1,491,204
      Packaging Corp. of America...................... 179,200    4,121,600
      Potlatch Corp...................................  49,500    2,510,640
      Rayonier, Inc...................................  83,401    3,982,398
      Sonoco Products Co.............................. 164,500    4,678,380
                                                               ------------
                                                                 21,624,786
                                                               ------------

November 30, 2004 MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -   65
                                           CONTINUED


                                                            Value
                                                  Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Pollution Control -- 0.63%
            Republic Services, Inc., Class A..... 254,800 $ 8,023,652
            Stericycle, Inc.+....................  75,900   3,171,861
                                                          -----------
                                                           11,195,513
                                                          -----------
          Publishing -- 1.59%
            American Greetings Corp., Class A.... 114,500   3,047,990
            Banta Corp...........................  41,800   1,860,100
            Lee Enterprises, Inc.................  75,900   3,618,912
            Readers Digest Assoc., Inc., Class A. 167,100   2,389,530
            Scholastic Corp.+....................  66,400   2,187,216
            Washington Post Co., Class B@........  16,000  15,008,000
                                                          -----------
                                                           28,111,748
                                                          -----------
          Real Estate Investment Trusts -- 2.60%
            AMB Property Corp.................... 138,700   5,541,065
            Developers Diversified Realty Corp... 172,700   7,434,735
            Highwoods Properties, Inc............  90,000   2,328,300
            Hospitality Properties Trust#........ 112,800   5,069,232
            Liberty Property Trust............... 143,000   5,863,000
            Mack-Cali Realty Corp................ 101,800   4,452,732
            New Plan Excel Realty Trust, Inc..... 171,600   4,543,968
            United Dominion Realty Trust, Inc.... 214,700   4,935,953
            Weingarten Realty Investors.......... 143,700   5,855,775
                                                          -----------
                                                           46,024,760
                                                          -----------
          Retail -- 5.07%
            99 Cents Only Stores+#............... 116,600   1,739,672
            Barnes & Noble, Inc.+................ 117,500   3,181,900
            BJ's Wholesale Club, Inc.+........... 116,800   3,467,792
            Blyth, Inc...........................  68,600   2,010,666
            Borders Group, Inc................... 128,200   2,920,396
            Claire's Stores, Inc................. 165,900   3,376,065
            Copart, Inc.+#....................... 150,900   3,259,440
            Dollar Tree Stores, Inc.+............ 190,500   5,301,615
            Krispy Kreme Doughnuts, Inc.+#....... 103,600   1,043,252
            Michaels Stores, Inc................. 228,900   6,255,837
            Neiman Marcus Group, Inc., Class A...  82,700   5,401,137
            PETsMART, Inc........................ 243,600   8,348,172
            Pier 1 Imports, Inc.................. 146,700   2,675,808
            Regis Corp...........................  74,300   3,317,495
            Rent-A-Center, Inc.+#................ 132,900   3,387,621
            Ross Stores, Inc.#................... 247,400   6,655,060
            Ruddick Corp.........................  78,400   1,709,904
            Saks, Inc.+.......................... 238,100   3,311,971
            Urban Outfitters, Inc.+#............. 134,900   5,733,250
            Whole Foods Market, Inc.............. 104,400   9,476,388
            Williams-Sonoma, Inc.+............... 195,000   7,138,950
                                                          -----------
                                                           89,712,391
                                                          -----------
          Savings & Loan -- 1.34%
            Astoria Financial Corp............... 128,400   5,328,600
            Independence Community Bank Corp..... 141,000   5,989,680
            New York Community Bancorp, Inc.#.... 444,200   8,786,276
            Washington Federal, Inc.............. 131,600   3,549,252
                                                          -----------
                                                           23,653,808
                                                          -----------
          Schools -- 1.25%
            Career Education Corp.+.............. 171,700   6,679,130
            Corinthian Colleges, Inc.+#.......... 151,300   2,636,402
            DeVry, Inc.+......................... 117,800   1,986,108
            Education Management Corp.+.......... 122,700   4,066,278
            ITT Educational Services, Inc.+#.....  76,700   3,660,891
            Laureate Education, Inc.+#...........  76,700   3,021,213
                                                          -----------
                                                           22,050,022
                                                          -----------
          Semiconductors -- 2.81%
            Atmel Corp.+#........................ 798,100   2,833,255
            Credence Systems Corp.+#............. 159,900   1,221,636
            Cree, Inc.+#......................... 122,900   4,397,362

                                                                     Value
                                                           Shares   (Note 3)

  ----------------------------------------------------------------------------
  Semiconductors (continued)
    Cypress Semiconductor Corp.+#......................... 210,200 $ 2,070,470
    Fairchild Semiconductor International, Inc., Class A+. 200,200   3,063,060
    Integrated Circuit Systems, Inc.+..................... 121,700   2,876,988
    Integrated Device Technology, Inc.+#.................. 178,100   2,021,435
    International Rectifier Corp.+........................ 110,800   4,691,272
    Intersil Corp., Class A............................... 252,600   4,066,860
    Lam Research Corp.+#.................................. 224,800   5,847,048
    Lattice Semiconductor Corp.+#......................... 190,300   1,015,821
    LTX Corp.+#........................................... 102,400     731,136
    Micrel, Inc.+......................................... 153,600   1,640,448
    Microchip Technology, Inc.#........................... 345,400   9,733,372
    Semtech Corp.+#....................................... 124,800   2,554,656
    Triquint Semiconductor, Inc.+#........................ 230,500     998,065
                                                                   -----------
                                                                    49,762,884
                                                                   -----------
  Telecommunications -- 1.19%
    Adtran, Inc........................................... 133,600   2,993,976
    Harris Corp........................................... 111,200   7,360,328
    Plantronics, Inc......................................  80,400   3,311,676
    Powerwave Technologies, Inc.+#........................ 175,100   1,416,209
    RF Micro Devices, Inc.+#.............................. 313,100   2,179,176
    UTStarcom, Inc.+#..................................... 191,100   3,734,094
                                                                   -----------
                                                                    20,995,459
                                                                   -----------
  Textile - Products -- 0.55%
    Mohawk Industries, Inc.+.............................. 112,000   9,822,400
                                                                   -----------
  Tobacco -- 0.12%
    Universal Corp.#......................................  42,900   2,088,372
                                                                   -----------
  Utilities - Communication -- 0.50%
    Cincinnati Bell, Inc.+................................ 411,400   1,481,040
    Telephone and Data Systems, Inc.......................  96,000   7,440,000
                                                                   -----------
                                                                     8,921,040
                                                                   -----------
  Utilities - Electric -- 4.46%
    Alliant Energy Corp................................... 190,000   5,183,200
    Black Hills Corp......................................  54,500   1,673,695
    DPL, Inc.............................................. 212,300   5,090,954
    Duquesne Light Holdings, Inc.#........................ 128,600   2,268,504
    Energy East Corp...................................... 246,300   6,199,371
    Great Plains Energy, Inc.#............................ 124,700   3,692,367
    Idacorp, Inc.#........................................  64,200   2,068,524
    MDU Resources Group, Inc.............................. 197,200   5,385,532
    Northeast Utilities................................... 215,300   3,924,919
    NSTAR.................................................  89,200   4,517,980
    OGE Energy Corp....................................... 147,100   3,802,535
    Pepco Holdings, Inc.#................................. 311,600   6,649,544
    PNM Resources, Inc.................................... 101,500   2,582,160
    Puget Energy, Inc..................................... 167,000   3,924,500
    SCANA Corp.#.......................................... 187,400   7,181,168
    Sierra Pacific Resources+#............................ 196,900   2,018,225
    Weststar Energy, Inc.................................. 144,000   3,189,600
    Wisconsin Energy Corp................................. 197,500   6,570,825
    WPS Resources Corp....................................  62,500   3,021,875
                                                                   -----------
                                                                    78,945,478
                                                                   -----------
  Utilities - Gas, Distribution -- 0.86%
    AGL Resources, Inc.................................... 125,100   4,152,069
    National-Oilwell, Inc.+#.............................. 144,200   5,220,040
    Vectren Corp.......................................... 127,500   3,337,950
    WGL Holdings, Inc.....................................  81,700   2,477,144
                                                                   -----------
                                                                    15,187,203
                                                                   -----------
  Utilities - Gas, Pipeline -- 0.70%
    Aquila, Inc.+......................................... 395,500   1,384,250
    National Fuel Gas Co.................................. 138,600   3,908,520
    Questar Corp.......................................... 141,000   7,164,210
                                                                   -----------
                                                                    12,456,980
                                                                   -----------

66  MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -   November 30, 2004
                             CONTINUED


                                                    Shares/          Value
                                                Principal Amount    (Note 3)
-------------------------------------------------------------------------------
COMMON STOCK (continued)
Water Services -- 0.21%
  Aqua America, Inc.#..........................        156,000   $    3,700,320
                                                                 --------------
Total Long-Term Investment Securities -- 98.69%
   (Cost $1,487,248,550).......................                   1,746,278,161
                                                                 --------------
SHORT-TERM INVESTMENT SECURITIES -- 11.85%
Collective Investment Pool -- 11.23%
  Securities Lending Quality Trust(1)..........   $198,707,800      198,707,800
                                                                 --------------
Commercial Paper -- 0.45%
  San Paolo Financial:
   2.07% due 12/01/04@.........................      5,000,000        5,000,000
  UBS Finance, Inc.:
   2.07% due 12/01/04@.........................      3,000,000        3,000,000
                                                                 --------------
                                                                      8,000,000
                                                                 --------------
United States Treasury Bills -- 0.17%
  United States Treasury Bills:
   1.88% due 12/09/04@.........................        130,000          129,946
   1.88% due 12/09/04@.........................         40,000           39,983
   1.87% due 12/09/04@.........................        190,000          189,921
   1.86% due 12/09/04@.........................        160,000          159,934
   1.85% due 12/09/04@.........................         30,000           29,988
   1.81% due 12/30/04@.........................      1,890,000        1,887,244
   1.80% due 12/02/04@.........................         50,000           49,998
   1.79% due 12/02/04@.........................         45,000           44,998
   1.78% due 12/02/04@.........................        150,000          149,993
   1.73% due 12/09/04@.........................         20,000           19,992
   1.72% due 12/09/04@.........................         60,000           59,977
   1.67% due 12/09/04@.........................         10,000            9,996
   1.59% due 12/09/04@.........................         60,000           59,979
   1.57% due 12/09/04@.........................         15,000           14,995

                                                             Principal       Value
                                                              Amount        (Note 3)

----------------------------------------------------------------------------------------
United States Treasury Bills (continued)
   1.56% due 12/02/04@..................................... $   30,000   $       29,999
   1.56% due 12/09/04@.....................................     25,000           24,991
   1.54% due 12/09/04@.....................................     30,000           29,990
   1.53% due 12/02/04@.....................................    110,000          109,995
   1.51% due 12/02/04@.....................................     65,000           64,997
                                                                         --------------
                                                                              3,106,916
                                                                         --------------
Total Short-Term Investment Securities
  (Cost $209,814,716)......................................                 209,814,716
                                                                         --------------
REPURCHASE AGREEMENT -- 0.32%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90%, dated 11/30/04, to be repurchased
   12/1/04 in the amount of $5,628,297 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 3.00%, due 7/16/13 and having an approximate
   value of $5,800,463
   (Cost $5,628,000)@......................................  5,628,000        5,628,000
                                                                         --------------
TOTAL INVESTMENTS
   (Cost $1,702,691,266)(2)................................     110.86%   1,961,720,877
Liabilities in excess of other assets......................     (10.86)%   (192,196,303)
                                                            ----------   --------------
NET ASSETS --                                                   100.00%  $1,769,524,574
                                                            ==========   ==============

--------
+  Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
#  The security or a portion thereof is out on loan (see Note 3).
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

Open Futures Contracts
--------------------------------------------------------------------------------
Number of                Expiration    Value at      Value as of     Unrealized
Contracts  Description      Date      Trade Date  November 30, 2004 Appreciation
--------------------------------------------------------------------------------
 68 Long  MID CAP Index December 2004 $20,566,600    $21,680,100     $1,113,500
                                                                     ==========

See Notes to Financial Statements

November 30, 2004     MONEY MARKET I FUND - PORTFOLIO PROFILE (Unaudited)      67

Industry Allocation*

              Government Agencies.........................  24.87%
              Asset Backed/Receivables....................  19.92%
              Asset Backed/Securities.....................  17.56%
              Asset Backed/Multi-Asset....................  13.11%
              Diversified Financial Services..............   7.51%
              Finance.....................................   7.50%
              Foreign Bank................................   2.58%
              Domestic Bank...............................   2.35%
              Regional Bank...............................   2.35%
              Asset Backed/Collateralized Loan Obligations   1.17%
              Asset Backed/Loans..........................   1.17%
              Commercial Banks............................   0.15%
                                                           ------
                                                           100.24%
                                                           ======

              Weighted Average Days to Maturity...........     42

Credit Quality+#

                          A-1.................  75.19%
                          Government -- Agency  24.81%
                                               ------
                                               100.00%
                                               ======

*  Calculated as a percentage of Net Assets.
+  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.

68   MONEY MARKET I FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2004


                                                             Principal    Value
                                                              Amount     (Note 3)
-----------------------------------------------------------------------------------
COMMERCIAL PAPER -- 73.81%
  Apreco, Inc. (LOC-Citibank):
   1.95% due 12/06/04...................................... $ 5,000,000 $ 4,998,646
  Atlantis One Funding Corp.:
   2.19% due 02/09/05......................................   5,000,000   4,978,708
  Barton Capital Corp. (LOC-SocGen):
   2.04% due 12/16/04......................................   5,000,000   4,995,750
  Cafco, LLC:
   2.24% due 02/10/05......................................   5,000,000   4,977,911
   2.03% due 01/18/05......................................   5,000,000   4,986,467
  Cancara Asset Securitization, Ltd.:
   2.27% due 02/18/05......................................   6,000,000   5,970,112
   2.10% due 01/27/05......................................   5,000,000   4,983,375
  Citibank NA:
   1.98% due 01/06/05......................................  11,000,000  11,000,000
   1.81% due 12/15/04......................................   5,000,000   5,000,000
  CRC Funding, LLC:
   1.87% due 12/14/04......................................   5,000,000   4,996,624
   1.81% due 12/10/04......................................   5,000,000   4,997,737
  CXC, Inc.:
   2.00% due 01/14/05......................................   5,000,000   4,987,778
   1.81% due 12/14/04......................................   5,000,000   4,996,732
   1.80% due 12/07/04......................................   5,000,000   4,998,500
  Delaware Funding Corp. (LOC-JPMorgan):
   2.20% due 01/13/05......................................   5,000,000   4,986,861
   2.10% due 12/22/04......................................   5,000,000   4,993,875
   2.06% due 12/20/04......................................   5,000,000   4,994,564
  Edison Asset Securitization, LLC (LOC-GE Capital Corp.):
   2.20% due 02/08/05......................................   5,000,000   4,978,917
   2.13% due 02/02/05......................................   5,000,000   4,981,362
   2.00% due 01/13/05......................................   5,000,000   4,988,056
  First Tennessee Bank NA:
   2.27% due 01/28/05......................................   5,000,000   5,000,000
   2.05% due 12/15/04......................................   5,000,000   5,000,000
  Fountain Square Commercial Funding:
   1.82% due 12/10/04......................................   5,000,000   4,997,725
  Galaxy Funding, Inc.:
   2.23% due 02/10/05......................................   5,000,000   4,978,010
   2.05% due 01/18/05......................................   5,000,000   4,986,333
   2.04% due 01/24/05......................................   5,000,000   4,984,700
  General Electric Capital Corp.:
   2.26% due 02/15/05......................................   5,000,000   4,976,144
   1.86% due 12/16/04......................................   5,000,000   4,996,125
  Giro Funding United States Corp.:
   2.01% due 01/18/05......................................  10,000,000   9,973,200
   1.81% due 12/13/04......................................   5,000,000   4,996,983
  Goldman Sachs Group, Inc.:
   2.11% due 12/01/04......................................   7,000,000   7,000,000
  Govco, Inc.:
   2.23% due 02/15/05......................................   5,000,000   4,976,461
   2.01% due 01/18/05......................................   5,000,000   4,986,600
   1.85% due 12/17/04......................................   5,000,000   4,995,889
  Greyhawk Fund Corp.:
   2.25% due 02/16/05......................................   5,000,000   4,975,938
   1.88% due 12/07/04......................................   5,000,000   4,998,433
  HBOS Treasury Services, PLC:
   2.19% due 02/11/05......................................   5,000,000   5,000,000
  Merrill Lynch & Co., Inc.:
   2.24% due 02/17/05 (1)..................................   5,000,000   5,000,147
   2.16% due 01/31/05 (1)..................................  10,000,000  10,000,000
  Preferred Receivables Funding Corp.:
   2.11% due 12/21/04......................................   5,000,000   4,994,139
   2.05% due 12/14/04......................................   5,000,000   4,996,299
  Sheffield Receivables Corp. (LOC-Barclays):
   2.30% due 03/02/05......................................   5,000,000   4,970,931
   2.18% due 01/04/05......................................   5,000,000   4,989,705
   2.16% due 01/07/05......................................   5,000,000   4,988,900
  Sigma Finance, Inc.:
   2.09% due 12/20/04......................................   5,000,000   5,000,000
   2.09% due 04/21/05 *(1).................................   5,000,000   4,999,805
  Surrey Funding Corp. (LOC-Barclays):
   2.13% due 02/02/05......................................   5,000,000   4,981,362
   1.93% due 12/03/04......................................   5,000,000   4,999,464

                                                      Principal      Value
                                                       Amount       (Note 3)

 ------------------------------------------------------------------------------

   Sydney Capital, Inc.:
    2.25% due 01/05/05............................. $ 5,000,000   $  4,989,063
    2.04% due 12/01/04.............................   5,000,000      5,000,000
   UBS Finance, Inc.:
    2.07% due 12/01/04.............................  16,000,000     16,000,000
   Wells Fargo Bank NA:
    2.16% due 02/07/05.............................   5,000,000      5,000,000
    1.89% due 12/13/04.............................   5,000,000      5,000,000
   White Pine Finance, LLC:
    2.10% due 11/18/05 *(1)........................   5,000,000      5,000,000
    1.95% due 12/01/04 *(1)........................   5,000,000      5,000,000
   Windmill Funding Corp. (LOC-ABN AMRO):
    2.04% due 12/16/04.............................   5,000,000      4,995,750
    1.81% due 12/13/04.............................   5,000,000      4,996,983
                                                                  ------------
 Total Commercial Paper
    (Cost $314,517,064)............................                314,517,064
                                                                  ------------
 GOVERNMENT AGENCIES -- 24.87%
   Federal Home Loan Bank:
    2.10% due 04/25/05 (1).........................   6,000,000      5,999,914
    1.46% due 03/01/05.............................   5,000,000      5,000,000
    1.40% due 04/01/05.............................   5,000,000      5,000,000
    1.30% due 02/23/05.............................   5,000,000      5,000,000
    1.30% due 04/11/05.............................   5,000,000      5,000,000
    1.27% due 03/15/05.............................   5,000,000      4,986,688
    1.26% due 04/08/05.............................   5,000,000      5,000,000
   Federal Home Loan Mtg. Corp., 1.50%
    due 02/14/05 (2)...............................   5,000,000      5,000,000
   Federal Home Loan Mtg. Corp. Disc. Notes:
    2.13% due 01/04/05.............................   5,000,000      4,989,942
    1.82% due 12/14/04.............................  10,000,000      9,993,428
    1.78% due 12/14/04.............................  10,000,000      9,993,572
   Federal National Mtg. Assoc.:
    2.04% due 12/01/04 (1).........................   5,000,000      4,999,675
    1.65% due 02/08/05 (2).........................  10,000,000     10,000,000
    1.50% due 05/09/05.............................   5,000,000      5,000,000
    1.38% due 02/14/05.............................   5,000,000      5,000,000
    1.34% due 03/04/05.............................   5,000,000      5,000,000
    1.33% due 02/23/05.............................   5,000,000      5,000,000
   Federal National Mtg. Assoc. Corp. Disc. Notes:
    1.20% due 12/01/04.............................   5,000,000      5,000,000
                                                                  ------------
 Total Government Agencies
    (Cost $105,963,219)............................                105,963,219
                                                                  ------------
 Total Short-Term Investment Securities -- 98.68%
    (Cost $420,480,283)............................                420,480,283
                                                                  ------------
 REPURCHASE AGREEMENTS -- 1.56%
   State Street Bank & Trust Co. Joint Repurchase
    Agreement(3)...................................     653,000        653,000
   UBS Warburg, LLC, Joint Repurchase Agreement(3).   6,000,000      6,000,000
                                                                  ------------
 Total Repurchase Agreements
    (Cost $6,653,000)..............................                  6,653,000
                                                                  ------------
 TOTAL INVESTMENTS
    (Cost $427,133,283)(4).........................      100.24%   427,133,283
   Liabilities in excess of other assets...........       (0.24)%   (1,040,943)
                                                    -----------   ------------
 NET ASSETS --                                           100.00%  $426,092,340
                                                    ===========   ============

--------
LOC Letter of credit. Principal and interest payments are guaranteed by the letter of credit agreements.
  * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At November 30, 2004, the aggregate value of these securities was $14,999,805 representing 3.52% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of November 30, 2004.
(2) Variable rate security -- the rate reflected is as of November 30, 2004; maturity date reflects next reset date.
(3) See Note 3 for details of Joint Repurchase Agreement.
(4) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

November 30, 2004    NASDAQ 100 INDEX FUND - PORTFOLIO PROFILE (Unaudited)     69

Industry Allocation*

                   Information Processing -- Software  14.55%
                   Telecommunications................  13.75%
                   Semiconductors....................  12.82%
                   Information Processing -- Services  10.62%
                   Information Processing -- Hardware   7.77%
                   Medical -- Biomedical/Gene........   6.19%
                   Retail............................   5.97%
                   Collective Investment Pool........   5.65%
                   Repurchase Agreement..............   5.38%
                   Leisure & Tourism.................   3.38%
                   Electronics/Electrical Equipment..   3.08%
                   Broadcasting......................   2.63%
                   Commercial Services...............   1.96%
                   Medical Technology................   1.83%
                   Schools...........................   1.41%
                   Heavy Duty Trucks/Parts...........   1.11%
                   Healthcare........................   1.09%
                   Drugs.............................   1.08%
                   Therapeutics......................   1.07%
                   Freight...........................   0.74%
                   United States Treasury Bills......   0.68%
                   Chemical..........................   0.51%
                   Paper/Forest Products.............   0.33%
                   Building Materials................   0.32%
                   Advertising.......................   0.25%
                   Oil & Gas.........................   0.25%
                   Hospital Supplies.................   0.19%
                   Airlines..........................   0.17%
                                                      ------
                                                      104.78%
                                                      ======

*  Calculated as a percentage of net assets.

70  NASDAQ 100 INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2004


                                                                    Value
                                                          Shares   (Note 3)
   -------------------------------------------------------------------------
   COMMON STOCK -- 93.08%
   Advertising -- 0.25%
     Lamar Advertising Co., Class A+.....................   6,160 $  242,950
                                                                  ----------
   Airlines -- 0.17%
     Ryanair Holdings, PLC Sponsored ADR+#...............   4,420    173,043
                                                                  ----------
   Broadcasting -- 2.63%
     Comcast Corp., Class A+.............................  69,070  2,074,863
     EchoStar Communications Corp., Class A+.............  16,180    530,542
                                                                  ----------
                                                                   2,605,405
                                                                  ----------
   Building Materials -- 0.33%
     Fastenal Co.#.......................................   5,270    322,313
                                                                  ----------
   Chemical -- 0.51%
     Invitrogen Corp.+...................................   3,590    217,195
     Sigma-Aldrich Corp..................................   4,820    287,899
                                                                  ----------
                                                                     505,094
                                                                  ----------
   Commercial Services -- 1.96%
     CDW Corp.#..........................................   6,280    412,721
     Cintas Corp.........................................  14,940    668,117
     Paychex, Inc........................................  26,050    863,818
                                                                  ----------
                                                                   1,944,656
                                                                  ----------
   Drugs -- 1.08%
     Cephalon, Inc.+#....................................   3,760    178,713
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR#.  32,560    888,237
                                                                  ----------
                                                                   1,066,950
                                                                  ----------
   Electronics/Electrical Equipment -- 3.08%
     American Power Conversion Corp......................  14,630    309,278
     Comverse Technology, Inc.+..........................  14,750    313,732
     Flextronics International, Ltd.+....................  43,800    628,530
     Garmin, Ltd.#.......................................   7,290    424,424
     Gentex Corp.........................................   5,850    189,072
     JDS Uniphase Corp.+................................. 118,720    376,342
     Molex, Inc..........................................   7,170    197,677
     NVIDIA Corp.+#......................................  13,060    249,838
     Sanmina-SCI Corp.+..................................  40,390    356,644
                                                                  ----------
                                                                   3,045,537
                                                                  ----------
   Freight -- 0.74%
     CH Robinson Worldwide, Inc..........................   6,130    329,488
     Expeditors International of Washington, Inc.........   7,550    402,113
                                                                  ----------
                                                                     731,601
                                                                  ----------
   Healthcare -- 1.09%
     Dentsply International, Inc.........................   5,620    295,668
     First Health Group Corp.+...........................   6,920    123,314
     Lincare Holdings, Inc.+.............................   6,990    269,744
     Patterson Cos., Inc.+...............................   9,540    389,805
                                                                  ----------
                                                                   1,078,531
                                                                  ----------
   Heavy Duty Trucks/Parts -- 1.11%
     PACCAR, Inc.........................................  14,130  1,103,553
                                                                  ----------
   Hospital Supplies -- 0.19%
     Henry Schein, Inc.+.................................   2,950    192,281
                                                                  ----------
   Information Processing - Hardware -- 7.77%
     Apple Computer, Inc.+...............................  39,280  2,633,724
     Dell, Inc.+.........................................  66,680  2,701,874
     Juniper Networks, Inc.+#............................  25,470    701,189
     Network Appliance, Inc.+............................  27,150    818,844
     Sandisk Corp.+#.....................................  10,780    243,412
     Sun Microsystems, Inc.+............................. 105,380    584,859
                                                                  ----------
                                                                   7,683,902
                                                                  ----------
   Information Processing - Services -- 10.62%
     Check Point Software Technologies, Ltd.+............  18,470    438,478
     eBay, Inc.+.........................................  35,790  4,024,585
     Fiserv, Inc.+.......................................  17,740    683,167

                                                               Value
                                                     Shares   (Note 3)

       -----------------------------------------------------------------
       Information Processing - Services (continued)
         IAC/InterActive Corp.+#....................  52,340 $ 1,292,275
         Symantec Corp.+............................  23,920   1,526,335
         Synopsys, Inc.+............................  10,370     182,823
         VeriSign, Inc.+............................  17,480     575,092
         Yahoo!, Inc.+..............................  47,480   1,786,198
                                                             -----------
                                                              10,508,953
                                                             -----------
       Information Processing - Software -- 14.55%
         Adobe Systems, Inc.........................  17,060   1,033,154
         BEA Systems, Inc.+.........................  27,410     221,473
         Citrix Systems, Inc.+......................  14,590     344,470
         Compuware Corp.+...........................  17,300      99,821
         Intuit, Inc.+..............................  17,520     733,037
         Mercury Interactive Corp.+.................   6,530     297,833
         Microsoft Corp.@........................... 271,650   7,282,937
         Oracle Corp.+.............................. 156,530   1,981,670
         PeopleSoft, Inc.+..........................  37,630     888,444
         Pixar, Inc.+#..............................   4,130     374,467
         Siebel Systems, Inc.+......................  42,980     433,238
         VERITAS Software Corp.+....................  32,110     703,209
                                                             -----------
                                                              14,393,753
                                                             -----------
       Leisure & Tourism -- 3.38%
         Electronic Arts, Inc.+.....................  22,220   1,086,558
         Starbucks Corp.+...........................  40,120   2,257,151
                                                             -----------
                                                               3,343,709
                                                             -----------
       Medical - Biomedical/Gene -- 6.19%
         Amgen, Inc.+@..............................  42,840   2,572,114
         Biogen Idec, Inc.+.........................  26,710   1,567,343
         Genzyme Corp.+.............................  20,750   1,162,207
         MedImmune, Inc.+...........................  19,360     514,976
         Millennium Pharmaceuticals, Inc.+..........  24,290     306,540
                                                             -----------
                                                               6,123,180
                                                             -----------
       Medical Technology -- 1.83%
         Biomet, Inc................................  24,840   1,189,091
         Chiron Corp.+..............................  19,070     621,110
                                                             -----------
                                                               1,810,201
                                                             -----------
       Oil & Gas -- 0.25%
         Patterson-UTI Energy, Inc..................  12,510     250,200
                                                             -----------
       Paper/Forest Products -- 0.33%
         Smurfit-Stone Container Corp.+.............  18,050     324,178
                                                             -----------
       Retail -- 5.97%
         Amazon.com, Inc.+..........................  19,610     778,125
         Bed Bath & Beyond, Inc.+...................  29,350   1,171,887
         Costco Wholesale Corp......................  17,630     856,818
         Dollar Tree Stores, Inc.+..................   7,930     220,692
         Express Scripts, Inc., Class A+............   5,030     361,959
         Kmart Holding Corp.+#......................   6,810     700,272
         PETsMART, Inc..............................  10,400     356,408
         Ross Stores, Inc...........................  10,550     283,795
         Staples, Inc...............................  24,270     774,455
         Whole Foods Market, Inc....................   4,430     402,111
                                                             -----------
                                                               5,906,522
                                                             -----------
       Schools -- 1.41%
         Apollo Group, Inc., Class A+...............  13,810   1,100,657
         Career Education Corp.+....................   7,550     293,695
                                                             -----------
                                                               1,394,352
                                                             -----------
       Semiconductors -- 12.82%
         Altera Corp.+..............................  37,960     860,933
         Applied Materials, Inc.+...................  63,750   1,060,800
         ATI Technologies, Inc.+....................  17,580     341,052
         Broadcom Corp., Class A+...................  17,350     564,222
         Intel Corp.@............................... 163,080   3,644,838

November 30, 2004 NASDAQ 100 INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)  71
                                          - CONTINUED


                                                      Shares/        Value
                                                  Principal Amount  (Note 3)
  ----------------------------------------------------------------------------
  COMMON STOCK (continued)
  Semiconductors (continued)
    Intersil Corp., Class A......................        11,040    $   177,744
    KLA-Tencor Corp.+............................        17,280        778,637
    Lam Research Corp.+..........................        10,050        261,400
    Linear Technology Corp.......................        29,840      1,138,694
    Marvell Technology Group, Ltd.+..............        18,440        591,186
    Maxim Integrated Products, Inc...............        33,030      1,352,909
    Microchip Technology, Inc....................        12,430        350,277
    Novellus Systems, Inc.+......................        10,570        284,756
    QLogic Corp.+................................         6,840        235,228
    Xilinx, Inc..................................        33,430      1,043,685
                                                                   -----------
                                                                    12,686,361
                                                                   -----------
  Telecommunications -- 13.75%
    Cisco Systems, Inc.+@........................       175,380      3,281,360
    Level 3 Communications, Inc.+#...............        48,890        168,670
    Nextel Communications, Inc., Class A+........       100,770      2,867,914
    QUALCOMM, Inc.@..............................       142,520      5,931,682
    Research In Motion, Ltd.+....................        13,570      1,207,323
    Tellabs, Inc.+...............................        17,230        147,317
                                                                   -----------
                                                                    13,604,266
                                                                   -----------
  Therapeutics -- 1.07%
    Gilead Sciences, Inc.+.......................        30,780      1,060,679
                                                                   -----------
  Total Long-Term Investment Securities -- 93.08%
     (Cost $76,696,316)..........................                   92,102,170
                                                                   -----------
  SHORT-TERM INVESTMENT SECURITIES -- 6.33%
  Collective Investment Pool -- 5.65%
    Securities Lending Quality Trust(1)..........    $5,589,773      5,589,773
                                                                   -----------

                                                            Principal      Value
                                                             Amount       (Note 3)

-------------------------------------------------------------------------------------
United States Treasury Bills -- 0.68%
  United States Treasury Bills:
   1.88% due 12/09/04@.................................... $   35,000   $     34,985
   1.86% due 12/09/04@....................................     90,000         89,963
   1.81% due 12/30/04@....................................    425,000        424,380
   1.79% due 12/02/04@....................................     45,000         44,998
   1.78% due 12/02/04@....................................     30,000         29,999
   1.73% due 12/09/04@....................................     45,000         44,983
                                                                        ------------
                                                                             669,308
                                                                        ------------
Total Short-Term Investment Securities
   (Cost $6,259,081)......................................                 6,259,081
                                                                        ------------
REPURCHASE AGREEMENT -- 5.37%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90%, dated 11/30/04, to be repurchased
   12/1/04 in the amount of $5,319,281 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   2.00%, due 02/27/06 and having an approximate value
   of $5,429,095 (Cost $5,319,000)@.......................  5,319,000      5,319,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $88,274,397)(2)..................................     104.78%   103,680,251
Liabilities in excess of other assets.....................      (4.78)%   (4,734,056)
                                                           ----------   ------------
NET ASSETS --                                                  100.00%  $ 98,946,195
                                                           ==========   ============

--------
ADR American Depository Receipt
+   Non-income producing security
#   The security or a portion thereof is out on loan (see Note 3).
@ The security or a portion thereof represents collateral for open futures contracts.
(1) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2) See Note 6 for cost of investments on a tax basis.

Open Futures Contracts
------------------------------------------------------------------------------------
Number of                                   Value at     Value as of     Unrealized
Contracts   Description    Expiration Date Trade Date November 30, 2004 Appreciation
------------------------------------------------------------------------------------
 42 Long  Nasdaq 100 Index  December 2004  $6,083,684    $6,608,994       $525,310
                                                                          ========

See Notes to Financial Statements

72   SCIENCE & TECHNOLOGY FUND - PORTFOLIO PROFILE (Unaudited)   November 30, 2004

Industry Allocation*

                   Information Processing -- Software  24.40%
                   Semiconductors....................  23.56%
                   Information Processing -- Services  12.79%
                   Information Processing -- Hardware  11.93%
                   Telecommunications................  11.00%
                   Collective Investment Pool........   6.35%
                   Commercial Services...............   3.50%
                   Electronics/Electrical Equipment..   2.57%
                   Multimedia........................   2.53%
                   Drugs.............................   1.77%
                   Registered Investment Companies...   1.36%
                   Leisure & Tourism.................   1.25%
                   Broadcasting......................   1.10%
                   Financial Services................   0.82%
                   Retail............................   0.63%
                   Medical -- Biomedical/Gene........   0.49%
                   Hospital Supplies.................   0.22%
                                                      ------
                                                      106.27%
                                                      ======

*  Calculated as a percentage of net assets.

November 30, 2004     SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS      73
                                          (Unaudited)


                                                                Value
                                                    Shares     (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK -- 98.56%
       Broadcasting -- 1.10%
         Clear Channel Communications, Inc........   136,200 $  4,587,216
         EchoStar Communications Corp., Class A+..   302,200    9,909,138
                                                             ------------
                                                               14,496,354
                                                             ------------
       Commercial Services -- 3.50%
         Accenture, Ltd., Class A+................   823,800   21,369,372
         CDW Corp.#...............................   225,400   14,813,288
         Paychex, Inc.............................   301,300    9,991,108
                                                             ------------
                                                               46,173,768
                                                             ------------
       Drugs -- 1.77%
         Cephalon, Inc.+#.........................    89,100    4,234,923
         Elan Corp., PLC Sponsored ADR+...........   204,800    5,406,720
         Forest Laboratories, Inc.+...............   256,000    9,976,320
         Merck & Co., Inc.........................   134,800    3,777,096
                                                             ------------
                                                               23,395,059
                                                             ------------
       Electronics/Electrical Equipment -- 2.57%
         Flextronics International, Ltd.+#........   971,600   13,942,460
         Jabil Circuit, Inc.+.....................   448,400   11,236,904
         JDS Uniphase Corp.+#..................... 1,506,300    4,774,971
         Sanmina-SCI Corp.+.......................   451,900    3,990,277
                                                             ------------
                                                               33,944,612
                                                             ------------
       Financial Services -- 0.82%
         Ameritrade Holding Corp.+................   306,400    4,268,152
         Charles Schwab Corp.#....................   604,900    6,520,822
                                                             ------------
                                                               10,788,974
                                                             ------------
       Hospital Supplies -- 0.22%
         Medtronic, Inc...........................    60,200    2,892,610
                                                             ------------
       Information Processing - Hardware -- 11.93%
         Dell, Inc.+.............................. 1,505,300   60,994,756
         EMC Corp.+............................... 1,497,000   20,089,740
         Hewlett-Packard Co.......................   753,100   15,062,000
         International Business Machines Corp.....   345,500   32,559,920
         Juniper Networks, Inc.+#.................   539,456   14,851,224
         Lexmark International, Inc., Class A+....   164,800   13,991,520
                                                             ------------
                                                              157,549,160
                                                             ------------
       Information Processing - Services -- 12.79%
         Cadence Design Systems, Inc.+............ 1,652,000   22,698,480
         Certegy, Inc.............................   195,200    6,714,880
         eBay, Inc.+..............................   150,200   16,889,990
         First Data Corp..........................   301,300   12,380,417
         Fiserv, Inc.+............................   510,000   19,640,100
         IAC/InterActive Corp.+#..................   676,800   16,710,192
         McAfee, Inc.+............................   342,400    9,895,360
         SunGard Data Systems, Inc.+..............   122,300    3,242,173
         Symantec Corp.+..........................   209,400   13,361,814
         Synopsys, Inc.+..........................   525,200    9,259,276
         VeriSign, Inc.+..........................   405,100   13,327,790
         Yahoo!, Inc.+............................   659,100   24,795,342
                                                             ------------
                                                              168,915,814
                                                             ------------
       Information Processing - Software -- 24.40%
         Adobe Systems, Inc.......................   118,800    7,194,528
         Citrix Systems, Inc.+....................   600,000   14,166,000
         Cognos, Inc.+#...........................   210,600    8,295,534
         Informatica Corp.+#......................   650,400    5,073,120
         Intuit, Inc.+#...........................   299,300   12,522,712
         Mercury Interactive Corp.+#..............   871,200   39,735,432
         Microsoft Corp........................... 2,756,600   73,904,446
         Oracle Corp.+............................ 3,006,700   38,064,822
         Red Hat, Inc.+#.......................... 2,063,900   29,885,272
         SAP AG...................................   104,900   18,750,297

                                                                        Value
                                                           Shares      (Note 3)

----------------------------------------------------------------------------------
Information Processing - Software (continued)
  SAP AG Sponsored ADR#..................................   448,800 $   19,971,600
  Siebel Systems, Inc.+.................................. 1,577,500     15,901,200
  VERITAS Software Corp.+................................ 1,767,400     38,706,060
                                                                    --------------
                                                                       322,171,023
                                                                    --------------
Leisure & Tourism -- 1.25%
  Electronic Arts, Inc.+.................................    75,900      3,711,510
  International Game Technology#.........................   360,200     12,733,070
                                                                    --------------
                                                                        16,444,580
                                                                    --------------
Medical - Biomedical/Gene -- 0.49%
  MedImmune, Inc.+.......................................   242,500      6,450,500
                                                                    --------------
Multimedia -- 2.53%
  Time Warner, Inc.+.....................................   822,500     14,566,475
  Viacom, Inc., Class B..................................   544,800     18,904,560
                                                                    --------------
                                                                        33,471,035
                                                                    --------------
Retail -- 0.63%
  Amazon.com, Inc.+......................................   210,700      8,360,576
                                                                    --------------
Semiconductors -- 23.56%
  Agere Systems, Inc., Class A+#......................... 2,108,800      2,889,056
  Altera Corp.+#.........................................   388,300      8,806,644
  Analog Devices, Inc....................................   811,800     29,996,010
  Applied Materials, Inc.+............................... 1,358,300     22,602,112
  ASML Holding NV+#......................................   301,300      4,594,825
  Broadcom Corp., Class A+#..............................   135,700      4,412,964
  Intel Corp............................................. 2,396,900     53,570,715
  Intersil Corp., Class A................................   753,800     12,136,180
  KLA-Tencor Corp.+#.....................................   361,500     16,289,190
  Linear Technology Corp.#...............................   239,800      9,150,768
  Marvell Technology Group, Ltd.+........................   148,200      4,751,292
  Maxim Integrated Products, Inc.........................   690,300     28,274,688
  Microchip Technology, Inc..............................   602,300     16,972,814
  National Semiconductor Corp.+#.........................   242,100      3,742,866
  Novellus Systems, Inc.+................................   749,500     20,191,530
  QLogic Corp.+..........................................   643,600     22,133,404
  Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
   ADR#.................................................. 1,326,000     10,568,220
  Texas Instruments, Inc.................................   599,600     14,498,328
  Xilinx, Inc............................................   815,000     25,444,300
                                                                    --------------
                                                                       311,025,906
                                                                    --------------
Telecommunications -- 11.00%
  Cisco Systems, Inc.+................................... 3,751,900     70,198,049
  Corning, Inc.+......................................... 1,352,700     17,016,966
  Crown Castle International Corp.+#.....................   243,000      4,101,840
  Nextel Communications, Inc., Class A+..................   226,400      6,443,344
  Nokia OYJ Sponsored ADR................................   677,400     10,953,558
  Nortel Networks Corp.+................................. 2,397,600      8,319,672
  QUALCOMM, Inc..........................................   404,600     16,839,452
  STMicroelectronics NV (NY)#............................   451,900      9,038,000
  TELUS Corp.............................................    89,900      2,283,460
                                                                    --------------
                                                                       145,194,341
                                                                    --------------
Total Long-Term Investment Securities -- 98.56%
   (Cost $1,193,514,374).................................            1,301,274,312
                                                                    --------------

74      SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS      November 30, 2004
                      (Unaudited) - CONTINUED


                                                Principal       Value
                                                 Amount        (Note 3)
    -----------------------------------------------------------------------
    SHORT-TERM INVESTMENT SECURITIES -- 7.71%
    Collective Investment Pool -- 6.35%
      Securities Lending Quality Trust(1).... $83,814,803   $   83,814,803
                                                            --------------
    Registered Investment Companies -- 1.36%
      T. Rowe Price Reserve Investment Fund:.  17,905,477       17,905,477
                                                            --------------
    Total Short-term Investment Securities
       (Cost $101,720,280)...................                  101,720,280
                                                            --------------
    TOTAL INVESTMENTS
       (Cost $1,295,234,654)(2)..............      106.27%   1,402,994,592
    Other liabilities less assets............       (6.27)%    (82,745,721)
                                              -----------   --------------
    NET ASSETS --                                  100.00%  $1,320,248,871
                                              ===========   ==============

--------
ADR American Depository Receipt
+   Non-income producing.
#   The security or a portion thereof is out on loan (see Note 3).
(1) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

November 30, 2004       SMALL CAP FUND - PORTFOLIO PROFILE (Unaudited)         75

Industry Allocation*

                   Collective Investment Pool........  14.66%
                   Oil & Gas.........................   6.59%
                   Banks.............................   6.04%
                   Leisure & Tourism.................   5.97%
                   Insurance.........................   5.40%
                   Electronics/Electrical Equipment..   5.39%
                   Information Processing -- Services   5.04%
                   Information Processing -- Software   4.01%
                   Real Estate Investment Trusts.....   3.56%
                   Machinery.........................   3.20%
                   Chemical..........................   3.15%
                   Metals............................   3.04%
                   Commercial Services...............   2.91%
                   Semiconductors....................   2.73%
                   Healthcare........................   2.64%
                   Retail............................   2.40%
                   Freight...........................   2.39%
                   Medical Technology................   2.17%
                   Financial Services................   2.16%
                   Drugs.............................   1.90%
                   Automotive........................   1.70%
                   Building Materials................   1.69%
                   Telecommunications................   1.66%
                   Apparel & Products................   1.65%
                   Foods.............................   1.49%
                   Paper/Forest Products.............   1.31%
                   Aerospace/Defense.................   1.21%
                   Therapeutics......................   1.14%
                   Human Resources...................   1.07%
                   Utilities -- Electric.............   1.05%
                   Information Processing -- Hardware   1.03%
                   Household Products................   1.00%
                   Hospital Supplies.................   0.99%
                   Appliances/Furnishings............   0.88%
                   Utilities -- Gas, Distribution....   0.87%
                   Medical -- Biomedical/Gene........   0.86%
                   Home Builders.....................   0.83%
                   Publishing........................   0.80%
                   Advertising.......................   0.71%
                   Finance Companies.................   0.64%
                   Retirement/Aged Care..............   0.61%
                   Savings & Loan....................   0.59%
                   Broadcasting......................   0.56%
                   Airlines..........................   0.54%
                   Hardware & Tools..................   0.50%
                   Hospital Management...............   0.46%
                   Registered Investment Companies...   0.36%
                   Utilities -- Miscellaneous........   0.33%
                   Heavy Duty Trucks/Parts...........   0.29%
                   Textile -- Products...............   0.28%
                   Fertilizers.......................   0.27%
                   Pollution Control.................   0.22%
                   Gas & Pipeline Utilities..........   0.21%
                   Multimedia........................   0.19%
                   Railroads & Equipment.............   0.19%
                   Utilities -- Communication........   0.18%
                   Consumer Service..................   0.17%
                   Mining............................   0.17%
                   Tobacco...........................   0.13%
                   Coal..............................   0.12%
                   Schools...........................   0.05%
                   Mobile Homes......................   0.03%
                   Manufacturing.....................   0.01%
                   Utilities -- Gas, Pipeline........   0.01%
                                                      ------
                                                      114.40%
                                                      ======

*  Calculated as a percentage of net assets.

76     SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited)      November 30, 2004


                                                              Value
                                                    Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 99.20%
        Advertising -- 0.71%
          Catalina Marketing Corp.#................  34,580 $   971,698
          Getty Images, Inc.+......................  10,300     599,975
          Grey Global Group, Inc.#.................   1,192   1,307,648
          R.H. Donnelley Corp.+....................  32,346   1,769,326
                                                            -----------
                                                              4,648,647
                                                            -----------
        Aerospace/Defense -- 1.21%
          Armor Holdings, Inc.+....................  70,500   3,043,485
          DRS Technologies, Inc.+..................  27,800   1,187,616
          Engineered Support Systems, Inc..........   4,600     253,000
          MTC Technologies, Inc.+#.................   2,600      79,924
          Orbital Sciences Corp., Class A+#........ 107,682   1,399,866
          United Defense Industries, Inc.+.........  42,386   1,920,086
                                                            -----------
                                                              7,883,977
                                                            -----------
        Airlines -- 0.54%
          ExpressJet Holdings, Inc.+...............  90,900   1,059,894
          Frontier Airlines, Inc.+#................  57,015     668,786
          Mesa Air Group, Inc.+#...................  11,729      82,337
          Midwest Express Holdings, Inc.+#.........  45,000     135,000
          SkyWest, Inc.............................  81,290   1,546,949
                                                            -----------
                                                              3,492,966
                                                            -----------
        Apparel & Products -- 1.65%
          AnnTaylor Stores Corp.+.................. 101,350   2,223,619
          Charming Shoppes, Inc.+..................  52,433     490,248
          Christopher & Banks Corp.#...............  44,700     881,931
          Deckers Outdoor Corp.+#..................  12,057     524,721
          Finish Line, Inc., Class A#..............  25,800     474,720
          Genesco, Inc.+...........................  16,731     494,903
          Hartmarx Corp.+#.........................  33,024     266,504
          Hot Topic, Inc.+#........................  36,000     589,320
          J. Jill Group, Inc.+.....................  35,000     604,450
          Kellwood Co..............................  28,103     978,265
          Stage Stores, Inc.+#.....................  66,283   2,716,940
          Stein Mart, Inc.+........................  12,616     209,804
          Unifi, Inc.+.............................  40,500     150,660
          Wolverine World Wide, Inc................   4,568     136,812
                                                            -----------
                                                             10,742,897
                                                            -----------
        Appliances/Furnishings -- 0.88%
          CompX International, Inc., Class A+#.....   4,501      72,241
          Ethan Allen Interiors, Inc...............  13,500     532,575
          Furniture Brands International, Inc......  42,900   1,042,041
          Griffon Corp.+...........................  32,200     807,576
          Herman Miller, Inc.......................  69,000   1,694,847
          Hooker Furniture Corp....................   1,772      41,376
          Stanley Furniture Co., Inc.#.............   6,993     321,678
          Tempur - Pedic International, Inc.+......  62,100   1,204,119
                                                            -----------
                                                              5,716,453
                                                            -----------
        Automotive -- 1.70%
          Aftermarket Technology Corp.+............   4,682      81,560
          AO Smith Corp.#..........................  85,700   2,575,285
          Dura Automotive Systems, Inc.+...........   3,849      35,026
          Goodyear Tire & Rubber Co.+#............. 125,759   1,587,079
          Keystone Automotive Industries, Inc.+....  32,700     766,161
          Lithia Motors, Inc., Class A.............  46,300   1,175,094
          Monro Muffler Brake, Inc.+...............  31,600     775,780
          Strattec Security Corp.+#................  12,200     768,600
          Tenneco Automotive, Inc.+................ 120,686   1,870,633
          Thor Industries, Inc.....................  10,100     337,340
          United Auto Group, Inc...................  38,600   1,100,872
                                                            -----------
                                                             11,073,430
                                                            -----------
        Banks -- 6.04%
          Bank of Hawaii Corp......................  35,299   1,713,766
          BOK Financial Corp.+.....................   4,123     201,202
          Boston Private Financial Holdings, Inc.#.  28,300     766,647

                                                              Value
                                                    Shares   (Note 3)

        ---------------------------------------------------------------
        Banks (continued)
          Capital Crossing Bank+#..................  21,653 $   578,352
          Center Financial Corp....................  10,800     222,372
          Central Pacific Financial Corp...........  36,900   1,233,567
          Citizens Banking Corp.#..................  71,300   2,502,630
          City Holding Co..........................  32,492   1,199,605
          City National Corp.......................  23,579   1,612,804
          Columbia Banking System, Inc.............   5,576     141,575
          Commercial Federal Corp..................  28,200     821,466
          Community Trust Bancorp, Inc.#...........   1,874      62,742
          Corus Bankshares, Inc....................  38,702   1,883,626
          Cullen/Frost Bankers, Inc................  15,428     739,156
          First American Corp., Class A............  29,464     970,839
          First Bancorp Puerto Rico................   1,869     119,840
          First Citizens BancShares, Inc., Class A.   2,024     275,396
          First Financial Bancorp..................  24,000     409,920
          First Republic Bank......................  22,550   1,158,845
          Fremont General Corp.....................  12,643     300,903
          Glacier Bancorp, Inc.....................   3,512     121,550
          Hanmi Financial Corp.#...................     615      22,866
          Hudson United Bancorp....................  16,699     678,814
          International Bancshares Corp............   7,425     293,659
          Irwin Financial Corp.#...................   9,554     254,232
          Mid-State Bancshares.....................  22,462     670,266
          Oriental Financial Group, Inc.#..........  15,581     472,416
          Pacific Capital Bancorp#.................  65,830   2,173,048
          Pinnacle Financial Partners, Inc.+#......   2,000      48,660
          Provident Bankshares Corp................  44,800   1,645,952
          R&G Financial Corp., Class B.............  71,508   2,774,510
          Republic Bancorp, Inc....................  82,874   1,287,862
          Sandy Spring Bancorp, Inc................  31,200   1,133,184
          Santander BanCorp........................  15,073     408,478
          Signature Bank+..........................   4,500     141,345
          Southwest Bancorp of Texas, Inc.#........  96,100   2,350,606
          Sterling Bancshares, Inc.................  33,000     481,140
          SY Bancorp, Inc..........................   7,200     164,880
          Texas Capital Bancshares, Inc.+#.........  45,200     932,024
          Trustmark Corp...........................  18,900     582,120
          Valley National Bancorp#.................  67,897   1,899,079
          WesBanco, Inc.#..........................  25,586     808,773
          Westamerica Bancorp......................  52,300   3,041,768
                                                            -----------
                                                             39,302,485
                                                            -----------
        Broadcasting -- 0.56%
          4Kids Entertainment, Inc.+...............   1,771      36,182
          Emmis Communications Corp., Class A+.....  34,900     645,301
          Entercom Communications Corp.+...........  19,900     716,798
          Liberty Corp.............................   5,700     248,520
          Lodgenet Entertainment Corp.+............  57,500     886,650
          Mediacom Communications Corp., Class A+.. 169,200     883,224
          New Frontier Medi, Inc.+#................   4,081      33,015
          Young Broadcasting, Inc., Class A+#......  22,900     223,504
                                                            -----------
                                                              3,673,194
                                                            -----------
        Building Materials -- 1.69%
          Genlyte Group, Inc.+.....................   7,296     584,921
          Matthews International Corp., Class A....  61,500   2,267,505
          NCI Building Systems, Inc.+..............  25,423     943,193
          Perini Corp.+............................  26,481     395,891
          Texas Industries, Inc....................  13,900     834,000
          Trex Co., Inc.+#.........................  21,700   1,018,815
          USG Corp.+#.............................. 112,425   3,678,546
          Watsco, Inc..............................  37,800   1,250,046
                                                            -----------
                                                             10,972,917
                                                            -----------
        Chemical -- 3.15%
          Airgas, Inc.............................. 136,600   3,630,828
          Arch Chemicals, Inc......................  56,900   1,661,480
          Cabot Microelectronics Corp.+#...........  27,200   1,005,040
          Ferro Corp...............................  78,400   1,793,792

November 30, 2004   SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     77
                                           CONTINUED


                                                               Value
                                                     Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Chemical (continued)
         Georgia Gulf Corp..........................  44,141 $ 2,541,639
         Hexcel Corp.+#.............................   8,536     130,174
         MacDermid, Inc.............................  43,600   1,605,352
         Minerals Technologies, Inc.................  44,500   2,952,575
         Mosaic Co.+................................ 108,000   1,877,040
         Newmarket Corp.+...........................  25,724     493,644
         Octel Corp.................................  39,590     873,355
         OM Group, Inc.+............................  10,000     307,400
         Sensient Technologies Corp.................  26,700     615,435
         Symyx Technologies, Inc.+..................  31,800   1,002,654
                                                             -----------
                                                              20,490,408
                                                             -----------
       Coal -- 0.12%
         Alliance Resource Partners, LP.............  11,216     787,924
                                                             -----------
       Commercial Services -- 2.91%
         ACE Cash Express, Inc.+#...................  64,891   1,730,967
         Administaff, Inc.+.........................  54,000     804,600
         Brinks Co..................................   2,860     110,425
         Central Parking Corp.#.....................  89,600   1,360,128
         Corrections Corp. of America+..............  20,500     809,750
         Electro Rent Corp.+........................  30,500     432,490
         Exponent, Inc.+............................   3,592      99,822
         First Advantage Corp., Class A+#...........  14,200     266,108
         Geo Group, Inc.+...........................  16,800     387,240
         Healthcare Services Group, Inc.............  16,800     348,432
         Intersections, Inc.+#......................  47,900     862,200
         Iron Mountain, Inc.+.......................  86,575   2,608,505
         LECG Corp.+................................  49,400     965,770
         Maximus, Inc.+.............................  52,600   1,647,958
         Pacer International, Inc.+.................  44,700     874,332
         Plexus Corp.+#.............................  92,900   1,277,375
         Silgan Holdings, Inc.......................  19,792   1,074,706
         Sotheby's Holdings, Inc., Class A+.........  28,293     443,634
         Sourcecorp, Inc.+..........................  35,100     583,713
         Stamps.com, Inc.+..........................  29,100     450,177
         Startek, Inc...............................  26,300     756,388
         TeleTech Holdings, Inc.+...................  44,802     437,715
         Vertrue, Inc.+#............................  18,316     635,565
                                                             -----------
                                                              18,968,000
                                                             -----------
       Consumer Service -- 0.17%
         Advanta Corp., Class B.....................  46,614   1,113,142
                                                             -----------
       Drugs -- 1.90%
         Able Laboratories, Inc.+#..................  10,400     226,200
         Alkermes, Inc.+#...........................  37,900     522,641
         Array Biopharma, Inc.+.....................  82,300     688,028
         Bradley Pharmaceuticals, Inc., Class A+....  28,100     497,370
         Caraco Pharmaceutical Laboratories, Ltd.+#.   4,105      29,967
         Cephalon, Inc.+#...........................  19,624     932,729
         CNS, Inc.#.................................   2,933      35,401
         Cubist Pharmaceuticals, Inc.+#.............  30,900     370,800
         Dynavax Technologies Corp.+#...............  19,800     138,996
         Eon Labs, Inc.+#...........................  18,000     485,280
         First Horizon Pharmaceutical Corp.+........  54,623   1,068,426
         KOS Pharmaceuticals, Inc.+.................  69,700   2,967,129
         Mannatech, Inc.#...........................   3,597      82,731
         Nutraceutical International Corp.+.........  25,783     413,301
         OSI Pharmaceuticals, Inc.+.................   3,800     180,804
         Perrigo Co.................................  99,231   1,790,127
         Pharmion Corp.+............................  24,600   1,041,564
         Rigel Pharmaceuticals, Inc.+#..............  13,100     327,762
         USANA Health Sciences, Inc.+#..............  18,520     550,229
                                                             -----------
                                                              12,349,485
                                                             -----------
       Electronics/Electrical Equipment -- 5.39%
         American Science & Engineering, Inc.+......   2,895     106,999
         American Superconductor Corp.+#............  12,300     170,306

                                                               Value
                                                     Shares   (Note 3)

       -----------------------------------------------------------------
       Electronics/Electrical Equipment (continued)
         Ametek, Inc................................   4,761 $   155,590
         Amphenol Corp., Class A+...................     971      34,092
         Analogic Corp..............................  21,400     969,848
         Arrow Electronics, Inc.+...................  64,567   1,583,829
         Artesyn Technologies, Inc.+#...............  65,400     622,608
         Bel Fuse, Inc., Class B....................   2,100      71,883
         Belden CDT, Inc.#..........................  91,100   2,112,609
         Cogent, Inc.+#.............................  10,500     352,485
         Commscope, Inc.+........................... 168,143   3,248,523
         Cyberoptics Corp.+.........................  14,939     210,042
         Cymer, Inc.+...............................   4,400     133,848
         Digital Theater Systems, Inc.+#............  23,200     484,184
         Dionex Corp.+..............................   8,000     459,120
         Electro Scientific Industries, Inc.+#......  17,401     337,927
         ESCO Technologies, Inc.+...................  17,055   1,248,426
         Gerber Scientific, Inc.+...................  32,100     251,985
         Global Imaging Systems, Inc.+..............  83,899   3,139,501
         Kemet Corp.+#..............................  94,600     838,156
         Littelfuse, Inc.+.......................... 105,467   4,115,322
         Magma Design Automation, Inc.+#............  27,000     366,120
         Methode Electronics, Inc., Class A.........  53,700     708,840
         Molecular Devices Corp.+...................   9,197     193,413
         Newport Corp.+.............................  41,600     513,344
         Park Electrochemical Corp..................  29,800     628,482
         Rayovac Corp.+.............................  51,777   1,536,741
         Rofin-Sinar Technologies, Inc.+............  11,700     456,300
         Silicon Image, Inc.+.......................  88,000   1,478,400
         Silicon Laboratories, Inc.+#...............  28,800     868,032
         Standard Microsystems Corp.+...............  39,000     958,620
         Stoneridge, Inc.+..........................  28,483     433,226
         Technitrol, Inc.+..........................  22,600     389,850
         Thomas & Betts Corp.+......................  29,100     920,724
         Thomas Industries, Inc.....................  16,700     654,306
         Wesco International, Inc.+.................  62,976   1,770,885
         Wilson Greatbatch Technologies, Inc.+......  31,000     621,550
         Woodhead Industries, Inc................... 100,700   1,518,556
         Woodward Governor Co.......................   5,500     400,675
                                                             -----------
                                                              35,065,347
                                                             -----------
       Fertilizers -- 0.27%
         Terra Industries, Inc.+#................... 211,208   1,731,906
                                                             -----------
       Finance Companies -- 0.64%
         Chittenden Corp............................  97,150   2,863,982
         Federal Agricultural Mtg. Corp., Class C+#.   1,660      37,615
         Westcorp#..................................  20,835     880,904
         WFS Financial, Inc.+.......................   4,919     228,881
         World Acceptance Corp.+....................   5,525     142,490
                                                             -----------
                                                               4,153,872
                                                             -----------
       Financial Services -- 1.98%
         Affiliated Managers Group, Inc.+#..........  23,800   1,508,444
         American Financial Group, Inc..............  53,738   1,691,672
         Asset Acceptance Capital Corp.+............  24,200     498,762
         Coinstar, Inc.+............................  45,000   1,170,900
         CompuCredit Corp.+.........................  73,035   1,750,649
         Investors Financial Services Corp..........  36,900   1,617,696
         National Financial Partners Corp...........  18,100     628,794
         NCO Group, Inc.+...........................  19,514     489,997
         Nelnet, Inc.+..............................   6,242     151,368
         PDI, Inc.+.................................  41,988     977,061
         Piper Jaffray Cos.+#.......................  47,200   2,171,672
         SWS Group, Inc.............................  10,155     214,677
                                                             -----------
                                                              12,871,692
                                                             -----------
       Foods -- 1.49%
         American Italian Pasta Co., Class A#.......  19,100     367,866
         Arden Group, Inc...........................   2,100     207,375
         Cal-Maine Foods, Inc.#.....................   5,649      74,725

78    SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     November 30, 2004
                             CONTINUED


                                                                 Value
                                                       Shares   (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Foods (continued)
       Chiquita Brands International, Inc.+...........  51,100 $ 1,010,758
       Corn Products International, Inc...............   5,394     293,541
       Flowers Foods, Inc.............................  39,800   1,215,094
       M & F Worldwide Corp.+.........................  23,481     306,427
       Performance Food Group Co.+....................  74,800   1,962,752
       Pilgrims Pride Corp.#..........................  59,135   1,981,023
       Sanderson Farms, Inc.#.........................  24,621     917,132
       Seabord Corp.#.................................     411     308,250
       Seneca Foods Corp., Class A+...................  12,500     228,125
       Seneca Foods Corp., Class B+...................  25,000     460,000
       Wild Oats Markets, Inc.+#......................  49,800     356,568
                                                               -----------
                                                                 9,689,636
                                                               -----------
     Freight -- 2.39%
       Arkansas Best Corp.............................  18,591     801,644
       EGL, Inc.+#....................................  78,642   2,653,381
       Expeditors International of Washington, Inc....   1,800      95,868
       Forward Air Corp.+.............................   7,518     348,459
       Heartland Express, Inc.#.......................  47,422   1,041,387
       Kirby Corp.+...................................   8,779     399,620
       Knight Transportation, Inc.+#.................. 102,082   2,460,176
       Landstar System, Inc.+.........................  10,860     765,739
       Offshore Logistics, Inc.+......................   8,321     315,366
       Overnite Corp..................................  55,300   1,954,302
       Overseas Shipholding Group, Inc................  21,800   1,432,042
       Ryder System, Inc..............................  14,500     777,780
       Swift Transportation Co., Inc.+................  66,600   1,298,034
       USF Corp.......................................   9,842     363,859
       Yellow Roadway Corp.+..........................  16,158     853,950
                                                               -----------
                                                                15,561,607
                                                               -----------
     Gas & Pipeline Utilities -- 0.21%
       Atmos Energy Corp..............................  50,200   1,354,898
                                                               -----------
     Hardware & Tools -- 0.50%
       Lincoln Electric Holdings, Inc.................  38,700   1,388,943
       Penn Engineering & Manufacturing Corp..........   6,642     127,194
       Stanley Works..................................  37,447   1,751,022
                                                               -----------
                                                                 3,267,159
                                                               -----------
     Healthcare -- 2.64%
       Accredo Health, Inc.+..........................  51,300   1,388,691
       Alliance Imaging, Inc.+#.......................  35,143     330,344
       America Service Group, Inc.+...................   2,437      61,047
       Apria Healthcare Group, Inc.+..................  30,800     944,636
       Bausch & Lomb, Inc.............................  11,914     701,496
       Dade Behring Holdings, Inc.+...................  21,353   1,146,443
       Edwards Lifesciences Corp.+....................  30,100   1,132,061
       Epix Medical, Inc.+#...........................  10,100     177,760
       Gentiva Health Services, Inc.+.................  60,500   1,007,325
       Intuitive Surgical, Inc.+......................   9,700     348,521
       Kindred Healthcare, Inc.+......................   4,644     126,781
       LabOne, Inc.+..................................  19,000     572,850
       Magellan Health Services, Inc.+................  31,374   1,118,452
       National Medical Health Card Systems, Inc.+#...   3,262      69,774
       Resmed, Inc.+#.................................  49,200   2,462,952
       Respironics, Inc.+.............................   9,755     540,232
       Sola International, Inc.+......................  38,414     829,742
       Steris Corp.+..................................  47,600   1,089,088
       Sybron Dental Specialties, Inc.+...............  10,542     360,958
       Symbion, Inc.+.................................  31,200     597,792
       United Surgical Partners International, Inc.+#.  47,800   1,886,666
       Vital Signs, Inc...............................   8,300     310,503
                                                               -----------
                                                                17,204,114
                                                               -----------
     Heavy Duty Trucks/Parts -- 0.29%
       Cascade Corp...................................  13,200     423,588
       Titan International, Inc.#.....................  21,479     268,058

                                                               Value
                                                     Shares   (Note 3)

        ---------------------------------------------------------------
        Heavy Duty Trucks/Parts (continued)
          TRW Automotive Holdings Corp.+............  38,602 $  817,590
          Wabash National Corp.+....................  15,987    397,597
                                                             ----------
                                                              1,906,833
                                                             ----------
        Home Builders -- 0.83%
          Beazer Homes USA, Inc.....................   9,076  1,125,424
          NVR, Inc.+................................   5,045  3,485,591
          WCI Communities, Inc+.....................  32,300    827,526
                                                             ----------
                                                              5,438,541
                                                             ----------
        Hospital Management -- 0.46%
          LifePoint Hospitals, Inc.+#...............  45,300  1,666,134
          Select Medical Corp.......................  76,600  1,336,670
                                                             ----------
                                                              3,002,804
                                                             ----------
        Hospital Supplies -- 0.99%
          Advanced Neuromodulation Systems, Inc.+#..  26,300    949,430
          Conmed Corp.+#............................  29,791    863,045
          Henry Schein, Inc.+.......................  42,500  2,770,150
          NuVasive, Inc.+...........................  18,300    173,850
          Owens & Minor, Inc........................  58,136  1,613,274
          Techne Corp.+.............................   1,742     64,716
                                                             ----------
                                                              6,434,465
                                                             ----------
        Household Products -- 1.00%
          Chattem, Inc.+............................  49,006  1,774,997
          CSS Industries, Inc.......................   8,900    285,957
          Jarden Corp.+.............................  49,300  1,891,641
          John H. Harland Co........................  37,500  1,324,125
          Tupperware Corp...........................  65,100  1,218,672
                                                             ----------
                                                              6,495,392
                                                             ----------
        Human Resources -- 1.07%
          Heidrick & Struggles International, Inc.+.  30,856  1,061,446
          Hudson Highland Group, Inc.+..............  14,500    395,995
          Kforce, Inc.+.............................  58,200    697,236
          Labor Ready, Inc.+........................  68,500  1,087,780
          MPS Group, Inc.+.......................... 124,300  1,399,618
          Resources Connection, Inc.+#..............  51,500  2,336,040
                                                             ----------
                                                              6,978,115
                                                             ----------
        Information Processing - Hardware -- 1.03%
          AMX Corp.+................................   4,487     79,195
          Electronics Boutique Holdings Corp.+......  31,695  1,234,520
          Gateway, Inc.+............................ 154,300  1,050,783
          Ingram Micro, Inc., Class A+..............  98,991  1,904,587
          Mercury Computer Systems, Inc.+...........  35,900  1,130,850
          Synaptics, Inc.+#.........................  25,900    994,560
          Tech Data Corp.+..........................   6,920    314,099
                                                             ----------
                                                              6,708,594
                                                             ----------
        Information Processing - Services -- 5.04%
          Agilysys, Inc.#........................... 146,770  2,426,108
          Anixter International, Inc.+..............  13,800    520,674
          BISYS Group, Inc.+........................  46,400    742,864
          Black Box Corp............................  32,100  1,370,028
          CACI International, Inc., Class A+........  45,100  2,802,063
          Catapult Communications Corp.+............  13,300    360,962
          Ciber, Inc.+.............................. 130,300  1,215,699
          Corillian Corp.+..........................  13,621     79,138
          Digital Insight Corp.+#................... 107,500  1,754,937
          Earthlink, Inc.+.......................... 285,533  3,095,178
          Factset Research Systems, Inc.#...........  41,300  2,133,145
          FileNET Corp.+#...........................  64,800  1,737,288
          Infospace, Inc.+..........................  14,000    620,200
          Intergraph Corp.+.........................  43,800  1,147,560
          Internet Security Systems, Inc.+..........  42,900  1,038,609
          iVillage, Inc.+...........................  39,400    186,953

November 30, 2004   SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     79
                                           CONTINUED


                                                                 Value
                                                       Shares   (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Information Processing - Services (continued)
       Jack Henry & Associates, Inc................... 115,000 $ 2,217,200
       Kronos, Inc.+..................................  64,050   3,237,087
       Marketwatch.com, Inc.+.........................  17,000     308,380
       MatrixOne, Inc.+#..............................  90,500     598,205
       MTS Systems Corp.#.............................  29,387     891,895
       NIC, Inc.+.....................................  92,600     425,497
       RadiSys Corp.+.................................  54,800     772,132
       Rightnow Technologies, Inc.+...................  34,800     633,012
       Riverstone Networks, Inc.+..................... 132,300     150,822
       Sohu.com, Inc.+................................  42,900     727,155
       United Online, Inc.+#.......................... 123,630   1,319,132
       Verisity, Ltd.+#...............................  19,300     161,734
       WebSideStory, Inc.+............................   7,500      95,693
                                                               -----------
                                                                32,769,350
                                                               -----------
     Information Processing - Software -- 4.01%
       Actuate Corp.+.................................  18,100      42,897
       Acxiom Corp....................................  65,309   1,651,665
       Altiris, Inc.+#................................  33,300     932,400
       Aspen Technologies, Inc.+#.....................  14,934      86,169
       Autodesk, Inc..................................  14,459     945,763
       Blackbaud, Inc.+...............................   5,600      70,000
       Cerner Corp.+..................................  22,600   1,191,472
       Concord Communications, Inc.+..................  26,900     249,901
       Dendrite International, Inc.+..................  57,000     972,990
       DucoCorp International, Inc.+#.................  10,173      90,845
       F5 Networks, Inc.+.............................  20,000     861,000
       Global Payments, Inc.#.........................  42,400   2,338,784
       Hyperion Solutions Corp.+......................  13,400     600,454
       Mercury Interactive Corp.+.....................  15,100     688,711
       Motive, Inc.+#.................................  32,400     413,100
       NetIQ Corp.+...................................  69,500     852,765
       Open Solutions, Inc.+..........................  15,600     412,620
       Packeteer, Inc.+...............................  78,600   1,021,800
       Parametric Technology Corp.+................... 316,425   1,851,086
       PDF Solutions, Inc.+...........................  54,200     697,554
       Per-Se Technologies, Inc.+.....................  72,640   1,001,706
       Phoenix Technologies, Ltd.+....................   6,223      50,468
       Progress Software Corp.+....................... 126,314   2,867,328
       Quest Software, Inc.+#.........................  57,600     891,648
       Red Hat, Inc.+#................................  46,300     670,424
       RSA Security, Inc.+............................  55,300   1,169,595
       Seachange International, Inc.+.................  67,600   1,154,608
       SPSS, Inc.+....................................  27,400     438,126
       Sybase, Inc.+..................................   7,442     128,226
       Transaction Systems Architects, Inc., Class A+.   1,224      25,116
       Verity, Inc.+..................................  53,253     730,099
       Wind River Systems, Inc.+......................  85,000   1,028,500
                                                               -----------
                                                                26,127,820
                                                               -----------
     Insurance -- 5.40%
       American Physicians Capital, Inc.+.............  35,200   1,172,512
       AmerUs Group Co.#..............................   3,651     159,074
       Aspen Insurance Holdings, Ltd..................  42,200   1,044,450
       Assured Guaranty, Ltd..........................  86,900   1,600,698
       Bristol West Holdings, Inc.#...................  48,500     978,245
       Brown & Brown, Inc.............................  13,200     535,260
       Commerce Group, Inc............................  19,900   1,181,861
       FPIC Insurance Group, Inc.+....................  22,500     743,175
       Harleysville Group, Inc........................  16,800     403,872
       Horace Mann Educators Corp.....................  82,300   1,563,700
       Humana, Inc.+..................................  53,760   1,334,323
       Infinity Property & Casualty Corp..............  74,189   2,744,993
       Markel Corp.+..................................   4,900   1,577,800
       Ohio Casualty Corp.+........................... 122,500   2,631,300
       PacifiCare Health Systems, Inc., Class A+......  32,558   1,575,807
       PartnerRe, Ltd.................................  32,100   1,965,162
       Protective Life Corp...........................  21,511     900,235
       Selective Insurance Group, Inc.................  57,500   2,575,425

                                                              Value
                                                    Shares   (Note 3)

         --------------------------------------------------------------
         Insurance (continued)
           Sierra Health Services, Inc.+#..........  21,737 $ 1,209,229
           StanCorp Financial Group, Inc...........   3,743     295,884
           Triad Guaranty, Inc.+...................  13,600     816,000
           UICI#...................................  84,473   2,821,398
           Universal American Financial Corp.+.....  72,368     966,113
           USI Holdings Corp.+.....................  55,082     632,342
           W.R. Berkley Corp.......................  29,875   1,354,831
           WellChoice, Inc.+.......................  20,000     979,800
           Zenith National Insurance Corp.#........  29,585   1,360,023
                                                            -----------
                                                             35,123,512
                                                            -----------
         Leisure & Tourism -- 5.97%
           Ambassadors Group, Inc..................   1,098      38,188
           AMC Entertainment, Inc.+................  29,158     563,624
           Applebee's International, Inc...........  36,075     927,128
           BJ's Restaurants, Inc.+#................  19,000     284,240
           Bluegreen Corp.+........................  90,200   1,434,180
           Boca Resorts, Inc., Class A+............  10,300     246,582
           Brunswick Corp..........................  95,660   4,670,121
           CEC Entertainment, Inc.+................  68,222   2,775,953
           Cheesecake Factory, Inc., Class A+#.....  42,400   2,072,936
           CKE Restaurants, Inc.+#.................  48,802     610,513
           Dave & Buster's, Inc.+#.................  19,054     356,310
           Handleman Co............................  76,319   1,617,963
           Hollywood Entertainment Corp.+.......... 173,511   2,201,855
           Jack in the Box, Inc.+..................  97,394   3,679,545
           Jakks Pacific, Inc.+#...................  70,865   1,319,506
           La Quinta Corp.+........................ 170,500   1,372,525
           Panera Bread Co., Class A+#.............  14,800     591,112
           Party City Corp.+#......................   8,915     114,023
           Penn National Gaming, Inc.+.............   8,475     447,226
           PF Chang's China Bistro, Inc.+#.........  17,700     995,448
           Polaris Industries, Inc.#...............  24,906   1,641,305
           RC2 Corp.+#.............................  12,536     392,252
           Red Robin Gourmet Burgers, Inc.+#.......  11,000     564,850
           Ruby Tuesday, Inc.#.....................  19,000     523,450
           Scientific Games Corp., Class A+........  38,482     919,720
           SCP Pool Corp...........................  39,111   1,233,170
           Sonic Corp.+............................  64,575   1,883,653
           Steinway Musical Instruments, Inc.+.....  13,557     383,256
           Texas Roadhouse, Inc.+..................   4,400     111,760
           THQ, Inc.+..............................  64,850   1,391,681
           Trans World Entertainment Corp.+#....... 151,133   1,704,780
           UTI Worldwide, Inc.#....................  20,900   1,440,637
           Vail Resorts, Inc.+.....................  16,176     368,004
                                                            -----------
                                                             38,877,496
                                                            -----------
         Machinery -- 3.20%
           Actuant Corp., Class A+#................  44,000   2,068,880
           Applied Industrial Technologies, Inc....  43,917   1,829,143
           Aviall, Inc.+#..........................  58,492   1,330,108
           Cummins, Inc............................  23,257   1,851,722
           Graco, Inc..............................  49,800   1,823,676
           IDEX Corp...............................  20,900     836,000
           Insituform Technologies, Inc., Class A+.  32,800     765,552
           Ionics, Inc.+#..........................  52,300   2,259,883
           Joy Global, Inc.........................  37,300   1,517,737
           Kennametal, Inc.........................   6,828     350,276
           Layne Christensen Co.+#.................   5,300     102,820
           Lindsay Manufacturing Co................  52,500   1,477,350
           Middleby Corp.#.........................   3,096     177,772
           Nordson Corp............................   9,960     379,078
           Quixote Corp.#..........................   5,700     119,472
           Sauer-Danfoss, Inc......................   1,804      35,828
           Terex Corp.+............................  38,219   1,751,959
           Toro Co.................................  29,697   2,153,033
                                                            -----------
                                                             20,830,289
                                                            -----------

80    SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     November 30, 2004
                             CONTINUED


                                                                  Value
                                                        Shares   (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Manufacturing -- 0.01%
       Applied Films Corp.+............................   4,000 $    88,640
                                                                -----------
     Medical - Biomedical/Gene -- 0.86%
       Alexion Pharmaceuticals, Inc.+#.................  16,100     332,948
       Cytogen Corp.+..................................  19,100     188,135
       Cytokinetics, Inc.+#............................   3,400      29,240
       Decode Genetics, Inc.+#.........................  32,900     213,850
       Exelixis, Inc.+.................................  42,100     377,637
       Lifecell Corp.+.................................  90,400     934,736
       Myriad Genetics, Inc.+#......................... 106,200   2,043,288
       Regeneron Pharmaceuticals, Inc.+................  92,871     856,270
       Vertex Pharmaceuticals, Inc.+#..................  56,111     595,899
                                                                -----------
                                                                  5,572,003
                                                                -----------
     Medical Technology -- 2.17%
       Abaxis, Inc.+...................................  65,500     821,370
       Biolase Technology, Inc......................... 101,476     917,343
       Cantel Medical Corp.+#..........................   1,171      35,083
       Charles River Laboratories International, Inc.+.  17,214     804,754
       DJ Orthopedics, Inc.+...........................  31,300     631,321
       Enzon, Inc.+....................................  70,700     957,278
       Haemonetics Corp.+..............................  56,293   1,964,626
       HealthTronics Surgical Services, Inc.+..........  19,531     145,897
       Hologic, Inc.+..................................  34,000     849,660
       Illumina, Inc.+.................................  66,833     507,931
       Immucor Corp.+..................................   5,776     185,698
       Integra LifeSciences Corp.+#....................  36,600   1,244,034
       Lexicon Genetics, Inc.+.........................  43,400     305,102
       Lifeline Systems, Inc.+#........................  34,000     919,700
       Martek Biosciences Corp.+#......................  14,500     563,615
       Nektar Therapeutics+#...........................  11,100     207,404
       Noven Pharmaceuticals, Inc.+#...................  49,400     903,032
       OraSure Technologies, Inc.+.....................  64,500     461,820
       Possis Medical, Inc.+...........................  37,600     433,904
       Third Wave Technologies, Inc.+..................  51,200     412,672
       Thoratec Corp.+#................................  82,300     823,000
                                                                -----------
                                                                 14,095,244
                                                                -----------
     Metals -- 3.04%
       Gibraltar Industries, Inc.......................  23,750     572,138
       Harsco Corp.....................................  54,400   2,891,360
       Lawson Products, Inc............................   6,500     317,525
       Material Sciences Corp.+#.......................  36,000     601,920
       Maverick Tube Corp.+............................  47,200   1,496,240
       Meridian Gold, Inc.+............................  83,700   1,638,009
       Metal Managemet, Inc.+#.........................  77,158   2,027,712
       NN, Inc.........................................  13,000     165,620
       NS Group, Inc.+.................................  13,108     290,473
       Olympic Steel, Inc.+#...........................  70,444   1,901,988
       Oregon Steel Mills, Inc.+.......................  56,655   1,018,657
       Quanex Corp.#...................................   2,172     128,148
       Reliance Steel & Aluminum Co....................  28,700   1,145,417
       Shiloh Industries, Inc.+........................  11,663     151,386
       Steel Dynamics, Inc.#........................... 134,419   5,448,002
                                                                -----------
                                                                 19,794,595
                                                                -----------
     Mining -- 0.17%
       Compass Minerals International, Inc.............  48,300   1,091,580
       Lihir Gold, Ltd.+...............................  52,100      51,473
                                                                -----------
                                                                  1,143,053
                                                                -----------
     Mobile Homes -- 0.03%
       Winnebago Industries, Inc.#.....................   4,500     170,685
                                                                -----------
     Multimedia -- 0.19%
       Entravision Communications Corp.+............... 148,000   1,213,600
                                                                -----------
     Oil & Gas -- 6.59%
       Atwood Oceanics, Inc.+..........................  27,200   1,426,096
       Cal Dive International, Inc.+...................  65,403   2,816,253

                                                            Value
                                                  Shares   (Note 3)

           ----------------------------------------------------------
           Oil & Gas (continued)
             Callon Petroleum Co.+...............  11,160 $   156,352
             Cimarex Energy Co.+.................  17,973     722,155
             Dril-Quip, Inc.+....................  26,500     632,555
             Energy Partners, Ltd.+..............  24,800     480,376
             FMC Technologies, Inc.+.............  85,100   2,795,535
             Forest Oil Corp.+...................  76,400   2,599,892
             Frontier Oil Corp...................  53,047   1,413,703
             Giant Industries, Inc.+#............  15,370     430,360
             Grant Prideco, Inc.+................ 155,500   3,351,025
             Gulf Island Fabrication, Inc........  44,993     957,001
             Hanover Compressor Co.+.............  71,300   1,040,980
             Houston Exploration Co.+............  11,988     718,081
             Hydril Co.+.........................  62,111   2,913,627
             Key Energy Services, Inc.+..........  39,900     499,548
             Lone Star Technologies, Inc.+.......  26,070     818,598
             Magnum Hunter Resources, Inc.+...... 104,400   1,398,960
             Newfield Exploration Co.+...........  13,133     825,409
             Noble Energy, Inc...................  40,800   2,602,632
             ONEOK, Inc..........................  29,679     828,638
             Remington Oil & Gas Corp.+#.........  79,546   2,302,857
             Seacor Smit, Inc.+..................  47,659   2,645,074
             St. Mary Land & Exploration Co......   7,024     301,962
             Swift Energy Co.+...................  47,400   1,438,116
             Tesoro Petroleum Corp.+.............  69,370   2,297,534
             UGI Corp............................  62,672   2,543,230
             Veritas DGC, Inc.+..................  21,018     491,821
             Vintage Petroleum, Inc.#............  34,295     831,654
             W-H Energy Services, Inc.+..........  25,600     585,216
                                                          -----------
                                                           42,865,240
                                                          -----------
           Paper/Forest Products -- 1.31%
             Buckeye Technologies, Inc.+.........  86,200   1,068,018
             Chesapeake Corp.....................  71,000   1,916,290
             Louisiana-Pacific Corp..............  70,712   1,730,323
             Potlatch Corp.......................  45,842   2,325,106
             Smurfit-Stone Container Corp.+......  12,600     226,296
             Universal Forest Products, Inc......  29,200   1,260,272
                                                          -----------
                                                            8,526,305
                                                          -----------
           Pollution Control -- 0.22%
             Darling International, Inc.+........  16,636      68,540
             Duratek, Inc.+......................   7,241     166,615
             Tetra Tech, Inc.+...................  77,974   1,188,324
                                                          -----------
                                                            1,423,479
                                                          -----------
           Publishing -- 0.80%
             American Greetings Corp., Class A...   5,624     149,711
             Consolidated Graphics, Inc.+........  58,404   2,762,509
             Scholastic Corp.+...................  70,615   2,326,058
                                                          -----------
                                                            5,238,278
                                                          -----------
           Railroads & Equipment -- 0.19%
             Genesee & Wyoming, Inc., Class A+...   5,500     151,635
             Kansas City Southern+...............  22,688     385,923
             RailAmerica, Inc.+..................  57,200     732,160
                                                          -----------
                                                            1,269,718
                                                          -----------
           Real Estate Investment Trusts -- 3.56%
             AMLI Residential Properties.........  20,600     669,294
             Arden Realty, Inc...................  37,900   1,364,400
             Associated Estates Realty Corp......  56,200     551,884
             Brandywine Realty Trust.............  13,400     381,230
             CBL & Associates Properties, Inc....  26,030   1,907,739
             Correctional Properties Trust.......   8,600     244,498
             EastGroup Properties, Inc...........  44,200   1,662,804
             Entertainment Properties Trust......  29,100   1,248,681
             Equity Lifestyle Properties, Inc....  12,500     453,750
             Equity One, Inc.....................  11,651     264,944
             Essex Property Trust, Inc...........   4,900     394,597

November 30, 2004   SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     81
                                           CONTINUED


                                                              Value
                                                    Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Real Estate Investment Trusts (continued)
           FelCor Lodging Trust, Inc.+#............ 133,744 $ 1,730,647
           Gables Residential Trust#...............  37,700   1,344,759
           Innkeepers USA Trust.................... 184,922   2,492,749
           Lasalle Hotel Properties................  26,500     813,550
           LTC Properties, Inc.....................  57,000   1,074,450
           Maguire Properties, Inc.................  18,600     489,366
           National Health Investors, Inc..........  30,500     882,975
           New Century Financial Corp..............  32,179   2,035,643
           Omega Healthcare Investors, Inc.........  64,000     800,640
           Parkway Properties, Inc.................   3,700     185,370
           Price Legacy Corp.......................   7,700     147,070
           Reckson Associates Realty Corp..........  14,000     453,320
           Trizec Properties, Inc..................   2,221      36,580
           Washington Real Estate Investment Trust.  46,100   1,518,073
                                                            -----------
                                                             23,149,013
                                                            -----------
         Retail -- 2.40%
           7-Eleven, Inc.+.........................  18,724     441,886
           Aaron Rents, Inc., Class B..............  36,191     877,994
           AC Moore Arts & Crafts, Inc.+...........  12,600     362,754
           Barnes & Noble, Inc.+...................  44,298   1,199,590
           Big Lots, Inc.+.........................  33,300     386,280
           Bon-Ton Stores, Inc.#...................   8,164     114,296
           Casey's General Stores, Inc............. 113,900   2,206,243
           Claire's Stores, Inc....................  23,142     470,940
           Department 56, Inc.+....................   2,104      35,621
           EZCORP, Inc.+#..........................  15,883     169,789
           Finlay Enterprises, Inc.+...............   2,546      49,443
           GameStop Corp.+.........................  18,821     399,382
           Linens 'N Things, Inc.+.................  34,400     854,496
           MarineMax, Inc.+........................  31,600     929,040
           Men's Wearhouse, Inc.+..................  36,600   1,158,390
           Movado Group, Inc.#.....................  24,577     452,217
           Nash Finch Co.#.........................  30,924   1,147,590
           Neiman Marcus Group, Inc., Class A......   7,200     470,232
           Pantry, Inc.+#..........................  23,112     636,042
           Priceline.com, Inc.+#...................  28,400     677,908
           Rent-A-Center, Inc.+....................  61,615   1,570,566
           Rite Aid Corp.+.........................  42,287     155,193
           Smart & Final, Inc.+#...................  12,685     183,679
           Ultimate Electronics, Inc.+#............  25,400      77,724
           Yankee Candle Co., Inc.+................  18,570     565,642
                                                            -----------
                                                             15,592,937
                                                            -----------
         Retirement/Aged Care -- 0.61%
           Sunrise Senior Living, Inc.+#...........  92,600   3,977,170
                                                            -----------
         Savings & Loan -- 0.59%
           FirstFed Financial Corp.+...............  13,981     735,680
           Flagstar Bancorp, Inc.#.................  83,023   1,809,071
           Frankfort First Bancorp, Inc............   4,200     102,354
           PFF Bancorp, Inc........................  24,780   1,120,056
           WSFS Financial Corp.....................     966      59,168
                                                            -----------
                                                              3,826,329
                                                            -----------
         Schools -- 0.05%
           Education Management Corp.+.............  10,400     344,656
                                                            -----------
         Semiconductors -- 2.73%
           ADE Corp.+#.............................  19,628     362,333
           Amis Holdings, Inc.+....................  31,700     480,572
           Artisan Components, Inc.+...............  13,900     479,550
           ATMI, Inc.+#............................  43,700   1,005,974
           Brooks Automation, Inc.+................  18,000     276,300
           Credence Systems Corp.+#................  40,300     307,892
           Diodes, Inc.+...........................   3,037      75,530
           Emulux Corp.+#..........................  62,400     882,336
           Entegris, Inc.+.........................  71,800     702,204
           Exar Corp.+.............................  56,200     785,676
           Kulicke & Soffa Industries, Inc.+#...... 124,309     929,831

                                                               Value
                                                     Shares   (Note 3)

       -----------------------------------------------------------------
       Semiconductors (continued)
         Lattice Semiconductor Corp.+...............  83,100 $   443,588
         MEMC Electronic Materials, Inc.+...........  62,660     666,076
         Micrel, Inc.+..............................  79,100     844,788
         Microsemi Corp.+...........................  42,800     761,840
         MKS Instruments, Inc.+.....................  71,500   1,214,785
         Mykrolis Corp.+............................  79,700     977,122
         Omnivision Technologies, Inc.+.............  31,200     556,608
         Photronics, Inc.+.......................... 116,741   2,199,400
         Portalplayer, Inc.+#.......................   2,000      58,380
         Power Integrations, Inc.+..................  14,600     288,058
         Semtech Corp.+.............................  87,700   1,795,219
         Siliconix, Inc.+...........................     842      31,146
         Sirf Technology Holdings, Inc.+#...........  31,900     404,173
         Tessera Technologies, Inc.+................  34,000   1,208,700
                                                             -----------
                                                              17,738,081
                                                             -----------
       Telecommunications -- 1.66%
         Aspect Communications Corp.+...............  10,277     111,506
         Atheros Communications, Inc.+#.............   9,600     107,424
         Comtech Telecommunications Corp.+..........   3,823     120,348
         Digi International, Inc.+..................   6,148      94,618
         Ixia+......................................  31,600     445,560
         Netgear, Inc.+.............................  78,050   1,280,020
         Price Communications Corp.+................  63,540   1,150,709
         PTEK Holdings, Inc.+#...................... 258,559   2,722,626
         Spectrasite, Inc.+.........................  40,700   2,358,972
         Talk America Holdings, Inc.+#..............  60,447     382,025
         Tekelec+...................................  22,200     519,702
         Tessco Technologies, Inc.+.................  14,396     191,467
         USA Mobility, Inc.+........................   5,334     193,944
         West Corp.+................................  20,900     723,976
         Western Wireless Corp., Class A+...........  15,500     418,500
                                                             -----------
                                                              10,821,397
                                                             -----------
       Textile - Products -- 0.28%
         Culp, Inc.+#...............................   8,049      48,455
         G&K Services, Inc., Class A................  42,200   1,733,576
         UniFirst Corp..............................   1,536      42,455
                                                             -----------
                                                               1,824,486
                                                             -----------
       Therapeutics -- 1.14%
         Abgenix, Inc.+.............................  10,400     105,560
         Amylin Pharmaceuticals, Inc.+#.............  22,300     454,474
         Anadys Pharmaceuticals, Inc.+..............  28,500     187,530
         Anika Therapeutics, Inc.+#.................  25,301     239,094
         AtheroGenics, Inc.+#.......................  34,200     810,882
         CV Therapeutics, Inc.+#....................   7,700     166,936
         Inspire Phamaceuticals, Inc.+#.............  53,100     951,021
         Medicines Co.+#............................  19,000     473,860
         Memory Pharmaceuticals Corp.+#.............  18,900     118,125
         Neurocrine Biosciences, Inc.+#.............  19,800     910,800
         NPS Pharmaceuticals, Inc.+#................  13,600     243,576
         Onyx Pharmaceuticals, Inc.+#...............  24,000     750,720
         Theravance, Inc.+#.........................   6,800     119,680
         Trimeris, Inc.+#...........................  19,900     246,959
         United Therapeutics Corp.+.................  36,700   1,615,167
                                                             -----------
                                                               7,394,384
                                                             -----------
       Tobacco -- 0.13%
         Loews Corp. - Carolina Group#..............  28,098     826,081
                                                             -----------
       Utilities - Communication -- 0.18%
         Commonwealth Telephone Enterprises, Inc.+#.  23,728   1,154,604
                                                             -----------
       Utilities - Electric -- 1.05%
         Black Hills Corp.#.........................  12,200     374,662
         CenterPoint Energy, Inc.#..................  13,261     147,993
         CH Energy Group, Inc.......................  23,500   1,092,045
         Cleco Corp.................................  40,800     807,840
         El Paso Electric Co.+......................  58,661   1,052,965

82    SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     November 30, 2004
                             CONTINUED


                                                                 Value
                                                      Shares    (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Utilities - Electric (continued)
        Headwaters, Inc.+............................  40,300 $  1,290,809
        UniSource Energy Corp.#......................  86,021    2,098,052
                                                              ------------
                                                                 6,864,366
                                                              ------------
      Utilities - Gas, Distribution -- 0.87%
        AGL Resources, Inc...........................  16,467      546,540
        National-Oilwell, Inc.+...................... 102,400    3,706,880
        Northwest Natural Gas Co.....................  16,700      565,462
        Southwest Gas Corp...........................  32,100      815,340
                                                              ------------
                                                                 5,634,222
                                                              ------------
      Utilities - Gas, Pipeline -- 0.01%
        National Fuel Gas Co.........................   1,538       43,372
                                                              ------------
      Utilities - Miscellaneous -- 0.33%
        Walter Industries, Inc.#.....................  85,005    2,140,426
                                                              ------------
      Total Long-Term Investment Securities -- 99.20%
         (Cost $543,125,988).........................          645,541,731
                                                              ------------

                                                          Principal      Value
                                                           Amount       (Note 3)

-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 15.20%
Collective Investment Pool -- 14.66%
  Securities Lending Quality Trust(1).................. $95,432,008   $ 95,432,008
                                                                      ------------
Registered Investment Companies -- 0.36%
  T. Rowe Price Reserve Investment Fund:...............   2,324,135      2,324,135
                                                                      ------------
Time Deposit -- 0.18%
  Euro Time Deposit with State Street Bank & Trust Co.
   0.50% due 12/01/04..................................   1,149,000      1,149,000
                                                                      ------------
Total Short-Term Investment Securities
   (Cost $98,905,143)..................................                 98,905,143
                                                                      ------------
TOTAL INVESTMENTS
   (Cost $642,031,131)(2)..............................      114.40%   744,446,874
Liabilities in excess of other assets..................      (14.40)%  (93,714,374)
                                                        -----------   ------------
NET ASSETS --                                                100.00%  $650,732,500
                                                        ===========   ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

November 30, 2004    SMALL CAP INDEX FUND - PORTFOLIO PROFILE (Unaudited)      83

Industry Allocation*

              Collective Investment Pool.................  24.19%
              Banks......................................   8.00%
              Real Estate Investment Trusts..............   6.26%
              Financial Services.........................   5.20%
              Oil & Gas..................................   5.16%
              Electronics/electrical Equipment...........   4.53%
              Information Processing -- Services.........   4.43%
              Leisure & Tourism..........................   4.31%
              Information Processing -- Software.........   3.61%
              Retail.....................................   3.27%
              Machinery..................................   3.00%
              Commercial Services........................   2.99%
              Chemical...................................   2.77%
              Insurance..................................   2.61%
              Healthcare.................................   2.49%
              Semiconductors.............................   2.44%
              Repurchase Agreement.......................   2.26%
              Medical Technology.........................   2.24%
              Savings & Loan.............................   2.02%
              Drugs......................................   1.99%
              Metals.....................................   1.96%
              Telecommunications.........................   1.95%
              Apparel & Products.........................   1.93%
              Freight....................................   1.74%
              Automotive.................................   1.58%
              Utilities -- Electric......................   1.46%
              Aerospace/Defense..........................   1.29%
              Building Materials.........................   1.28%
              Therapeutics...............................   1.12%
              Information Processing -- Hardware.........   1.09%
              Hospital Supplies..........................   1.00%
              Foods......................................   0.95%
              Publishing.................................   0.91%
              Utilities -- Gas, Distribution.............   0.84%
              Medical -- Biomedical/gene.................   0.74%
              Household Products.........................   0.74%
              Paper/Forest Products......................   0.67%
              Broadcasting...............................   0.67%
              Appliances/Furnishings.....................   0.67%
              Advertising................................   0.63%
              Human Resources............................   0.59%
              Airlines...................................   0.54%
              Hospital Management........................   0.53%
              Finance Companies..........................   0.49%
              Pollution Control..........................   0.48%
              Home Builders..............................   0.48%
              Real Estate................................   0.35%
              Mobile Homes...............................   0.31%
              U.S. Treasury Bills........................   0.29%
              Schools....................................   0.26%
              Railroads & Equipment......................   0.25%
              Heavy Duty Trucks/Parts....................   0.20%
              Water Services.............................   0.18%
              Tobacco....................................   0.18%
              Utilities -- Communication.................   0.16%
              Gas & Pipeline Utilities...................   0.16%
              Mining.....................................   0.15%
              Beverages..................................   0.14%
              Textile -- Products........................   0.13%
              Hardware & Tools...........................   0.12%
              Utilities -- Miscellaneous.................   0.11%
              Fertilizers................................   0.11%
              Conglomerates..............................   0.11%
              Funeral Services...........................   0.10%
              Multimedia.................................   0.09%
              Optical Instruments & Lenses...............   0.08%
              Auto -- Replacement Parts..................   0.08%
              Utilities -- Gas, Pipeline.................   0.07%
              Retirement/Aged Care.......................   0.06%
              Information Processing -- Computer Services   0.05%
              Consumer Service...........................   0.04%
              Manufacturing..............................   0.04%
              Registered Investment Companies............   0.02%
              Insurance -- Life..........................   0.02%
              Information Processing.....................   0.02%
                                                          ------
                                                          123.98%
                                                          ======

*  Calculated as a percentage of net assets.

84  SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2004


                                                              Value
                                                     Shares  (Note 3)
          ------------------------------------------------------------
          COMMON STOCKS -- 93.25%
          Advertising -- 0.63%
            24 / 7 Real Media, Inc.+#............... 11,602 $   43,855
            ADVO, Inc............................... 16,192    568,501
            Catalina Marketing Corp................. 27,826    781,911
            Greenfield Online, Inc.+#...............  2,761     53,149
            Grey Global Group, Inc.#................    462    506,823
            Marchex, Inc., Class B+#................  2,192     34,261
            R.H. Donnelley Corp.+................... 12,021    657,549
            Sitel Corp.+............................ 31,095     69,031
            Valassis Communications, Inc.+.......... 27,808    944,082
            ValueVision Media, Inc., Class A+.......  9,590    108,751
            Ventiv Health, Inc.+....................  9,856    190,812
                                                            ----------
                                                             3,958,725
                                                            ----------
          Aerospace/Defense -- 1.29%
            AAR Corp.+.............................. 17,210    235,261
            Armor Holdings, Inc.+................... 15,237    657,781
            BE Aerospace, Inc.+..................... 19,753    209,323
            Curtiss-Wright Corp..................... 11,202    667,639
            DRS Technologies, Inc.+................. 12,632    539,639
            Ducommun, Inc.+.........................  3,881     98,383
            EDO Corp................................  8,363    254,821
            Engineered Support Systems, Inc.#....... 11,887    653,785
            Esterline Technologies Corp.+........... 11,299    402,244
            Gencorp, Inc.#.......................... 21,122    355,061
            Heico Corp.#............................ 10,392    222,389
            Herley Industries, Inc.+................  6,094    125,475
            Innovative Solutions and Support, Inc.+.  3,722    113,930
            Kaman Corp., Class A.................... 11,272    135,264
            Moog, Inc., Class A+.................... 13,891    583,700
            MTC Technologies, Inc.+#................  3,863    118,749
            Northwest Airlines Corp., Class A+#..... 39,904    408,617
            Orbital Sciences Corp., Class A+#....... 25,981    337,753
            Sequa Corp., Class A+...................  3,327    198,622
            Teledyne Technologies, Inc.+............ 17,327    514,612
            Titan Corp.+............................ 44,784    721,470
            Triumph Group, Inc.+....................  8,464    343,300
            United Industrial Corp..................  5,666    220,974
                                                            ----------
                                                             8,118,792
                                                            ----------
          Airlines -- 0.54%
            Airtran Holdings, Inc.+#................ 45,097    533,047
            Alaska Air Group, Inc.+#................ 15,775    492,653
            America West Holdings Corp., Class B+#.. 18,743    108,897
            Continental Airlines, Inc., Class B+#... 35,330    393,576
            Delta Air Lines, Inc.+#................. 57,156    398,377
            ExpressJet Holdings, Inc.+.............. 19,991    233,095
            FLYi, Inc.+#............................ 24,197     45,490
            Frontier Airlines, Inc.+#............... 18,963    222,436
            Mesa Air Group, Inc.+#.................. 16,922    118,792
            Old Dominion Freight Lines, Inc.+.......  8,794    275,692
            SkyWest, Inc............................ 30,982    589,588
                                                            ----------
                                                             3,411,643
                                                            ----------
          Apparel & Products -- 1.93%
            Aeropostale, Inc.+...................... 29,584    843,144
            Bebe Stores, Inc.#......................  3,207    116,350
            Blair Corp..............................  4,340    151,900
            Brown Shoe Co., Inc.....................  9,653    275,304
            Buckle, Inc.............................  4,049    124,709
            Cache, Inc.+............................  5,098     84,168
            Carter's, Inc.+.........................  3,511    123,236
            Casual Male Retail Group, Inc.+#........ 15,006     64,826
            Cato Corp., Class A..................... 10,402    277,525
            Charlotte Russe Holding, Inc.+..........  6,192     72,137
            Charming Shoppes, Inc.+................. 61,400    574,090
            Cherokee, Inc...........................  3,620    106,428
            Children's Place Retail Stores, Inc.+#..  9,038    286,143
            Christopher & Banks Corp.#.............. 20,053    395,646
            Deckers Outdoor Corp.+#.................  4,781    208,069

                                                             Value
                                                    Shares  (Note 3)

         -------------------------------------------------------------
         Apparel & Products (continued)
           DHB Industries, Inc.+#.................. 10,891 $   202,573
           Dress Barn, Inc.+....................... 10,946     187,943
           Finish Line, Inc., Class A#............. 20,032     368,589
           Genesco, Inc.+#......................... 11,630     344,015
           Goody's Family Clothing, Inc............ 10,042      97,809
           Guess ?, Inc.+..........................  7,951     115,289
           Gymboree Corp.+......................... 16,296     192,130
           Hartmarx Corp.+......................... 12,203      98,478
           Hot Topic, Inc.+#....................... 25,742     421,397
           J. Jill Group, Inc.+....................  9,477     163,668
           K-Swiss, Inc., Class A#................. 13,804     373,978
           Kellwood Co............................. 14,489     504,362
           Kenneth Cole Productions, Inc., Class A.  4,448     131,305
           Oakley, Inc............................. 11,040     134,136
           OshKosh B'Gosh, Inc., Class A#..........  3,555      72,877
           Oxford Industries, Inc.#................  7,078     288,782
           Payless ShoeSource, Inc.+............... 36,310     424,101
           Perry Ellis International, Inc.+#.......  2,890      55,170
           Phillips-Van Heusen Corp................ 12,937     353,180
           Quiksilver, Inc.+....................... 29,723     881,287
           Russell Corp............................ 15,255     279,777
           Shoe Carnival, Inc.+....................  3,930      51,247
           Skechers U.S.A., Inc., Class A+......... 10,583     122,869
           Stage Stores, Inc.+..................... 10,002     409,982
           Stein Mart, Inc.+....................... 13,208     219,649
           Steven Madden, Ltd.+....................  6,192     116,781
           Stride Rite Corp........................ 20,852     229,580
           Too, Inc.+.............................. 18,370     466,598
           Warnaco Group, Inc.+.................... 24,500     486,815
           Weyco Group, Inc.#......................  1,449      58,453
           Wolverine World Wide, Inc............... 21,221     635,569
                                                           -----------
                                                            12,192,064
                                                           -----------
         Appliances/Furnishings -- 0.67%
           American Woodmark Corp..................  5,715     229,914
           Applica, Inc.+.......................... 10,454      52,793
           Bassett Furniture Industries, Inc.......  5,500     108,405
           CompX International, Inc., Class A+#....  1,808      29,018
           Ethan Allen Interiors, Inc.............. 17,590     693,926
           Furniture Brands International, Inc..... 27,797     675,189
           Griffon Corp.+.......................... 13,028     326,742
           Haverty Furniture Cos., Inc.............  9,906     199,606
           Hooker Furniture Corp...................  3,655      85,344
           Interface, Inc., Class A+............... 23,622     233,858
           Kimball International, Inc., Class B.... 11,554     172,155
           La-Z-Boy Chair Co.#..................... 28,066     430,813
           Lancaster Colony Corp................... 14,428     630,215
           Stanley Furniture Co., Inc..............  2,984     137,264
           Tempur- Pedic International, Inc.+#..... 10,035     194,579
                                                           -----------
                                                             4,199,821
                                                           -----------
         Automotive -- 1.58%
           Acuity Brands, Inc...................... 22,729     668,915
           Aftermarket Technology Corp.+...........  6,247     108,823
           America's Car Mart, Inc.+#..............  2,999     110,063
           AO Smith Corp.#.........................  9,085     273,004
           ArvinMeritor, Inc....................... 37,029     812,787
           Asbury Automotive Group, Inc.+..........  5,980      83,002
           ASV, Inc.+..............................  4,161     174,471
           Collins & Aikman Corp.+................. 20,444      72,576
           Commercial Vehicle Group, Inc.+.........  4,933      96,687
           Cooper Tire & Rubber Co................. 35,192     718,621
           CSK Auto Corp.+......................... 24,828     380,862
           Exide Technologies+#.................... 10,672     132,866
           Goodyear Tire & Rubber Co.+#............ 81,233   1,025,161
           Group 1 Automotive, Inc.+............... 10,391     306,638
           Hayes Lemmerz International, Inc.+#..... 20,133     153,414
           Kaydon Corp............................. 15,050     488,824
           Keystone Automotive Industries, Inc.+...  8,108     189,970

November 30, 2004 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   85
                                          - CONTINUED


                                                              Value
                                                     Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCKS (continued)
         Automotive (continued)
           Lithia Motors, Inc., Class A.............  7,614 $  193,243
           Midas, Inc.+.............................  8,243    159,172
           Modine Manufacturing Co.................. 12,676    407,533
           Monro Muffler Brake, Inc.+...............  5,008    122,946
           Noble International Ltd..................  3,387     66,761
           Pep Boys-Manny, Moe & Jack#.............. 30,811    485,273
           Standard Motor Products, Inc., Class A...  6,708    104,578
           Strattec Security Corp.+.................  2,039    128,457
           Superior Industries International, Inc.#. 11,911    336,486
           TBC Corp................................. 10,560    281,635
           Tenneco Automotive, Inc.+................ 22,359    346,565
           Thor Industries, Inc..................... 19,107    638,174
           Tower Automotive, Inc.+#................. 30,976     55,757
           United Auto Group, Inc.#................. 10,222    291,531
           Visteon Corp.#........................... 69,085    584,459
                                                            ----------
                                                             9,999,254
                                                            ----------
         Auto - Replacement Parts -- 0.08%
           Sonic Automotive, Inc., Class A.......... 14,774    366,838
           Valence Technology, Inc.+#............... 30,846    111,046
                                                            ----------
                                                               477,884
                                                            ----------
         Banks -- 8.00%
           1st Source Corp.#........................  6,287    165,034
           ABC Bancorp..............................  5,212    107,888
           Alabama National Bancorp#................  6,974    440,966
           Amcore Financial, Inc.................... 13,388    435,512
           AmericanWest Bancorp+....................  5,448    114,408
           Arrow Financial Corp.....................  4,625    148,509
           Associated Banc-Corp.....................  4,762    158,241
           BancFirst Corp...........................  1,711    121,464
           Bancorp Bank+............................  3,668     65,804
           BancorpSouth, Inc........................ 41,211  1,024,505
           BancTrust Financial Group, Inc.#.........  4,560     97,128
           Bank of Granite Corp.#...................  7,227    156,826
           Bank of The Ozarks, Inc.#................  5,683    202,599
           Banner Corp..............................  5,398    178,242
           Boston Private Financial Holdings, Inc.#. 14,576    394,864
           Bryn Mawr Bank Corp.#....................  3,763     74,959
           Camden National Corp.....................  4,126    156,582
           Capital City Bank Group, Inc.#...........  4,733    208,252
           Capital Corp. of the West................  2,688    138,405
           Capital Crossing Bank+#..................  2,258     60,311
           Capitol Bancorp, Ltd.....................  5,428    188,352
           Cascade Bancorp#.........................  8,877    193,519
           Cathay Bancorp, Inc...................... 23,133    895,710
           Center Financial Corp....................  5,138    105,791
           Central Coast Bancorp+...................  4,783    111,205
           Central Pacific Financial Corp.#......... 14,885    497,606
           Century Bancorp, Inc., Class A...........  1,864     57,896
           Chemical Financial Corp.................. 12,776    535,314
           Citizens Banking Corp.................... 23,132    811,933
           City Bank Lynnwood (Washington)#.........  4,114    158,554
           City Holding Co.#........................  8,925    329,511
           CoBiz, Inc.#.............................  6,876    151,272
           Columbia Bancorp.........................  3,100    112,375
           Columbia Banking System, Inc.............  7,488    190,120
           Commercial Federal Corp.................. 21,743    633,374
           Community Bank Systems, Inc.............. 14,410    399,157
           Community Banks, Inc.#...................  5,706    167,300
           Community Trust Bancorp, Inc.............  6,355    212,765
           Corus Bankshares, Inc....................  8,310    404,448
           CVB Financial Corp.#..................... 19,557    531,559
           East West Bancorp, Inc................... 26,818  1,112,142
           Eurobancshares, Inc.+....................  4,337     88,431
           Farmers Capital Bank Corp................  3,226    122,588
           Financial Institutions, Inc..............  4,295    109,523
           First Bancorp (North Carolina)#..........  5,944    168,334
           First BanCorp. ( Puerto Rico)@........... 18,353  1,176,794

                                                               Value
                                                      Shares  (Note 3)

        ---------------------------------------------------------------
        Banks (continued)
          First Busey Corp., Class A#................  7,065 $  144,479
          First Charter Corp.#....................... 15,881    434,981
          First Citizens BancShares, Inc., Class A...  3,237    440,442
          First Commonwealth Financial Corp.#........ 37,115    569,715
          First Community Bancorp....................  6,940    291,619
          First Community Bancshares, Inc.#..........  5,354    190,709
          First Financial Bancorp.................... 18,715    319,652
          First Financial Bankshares, Inc.#..........  7,300    317,550
          First Financial Corp.......................  7,220    262,230
          First Merchants Corp.#.....................  9,894    266,643
          First Midwest Bancorp, Inc................. 24,849    932,831
          First National Bankshares of Florida, Inc.. 25,530    655,866
          First Oak Brook Bancshares, Inc., Class A#.  3,573    117,194
          First of Long Island Corp.#................  1,820     89,417
          First Republic Bank........................  6,941    356,698
          First State Bancorp.#......................  4,074    153,060
          FNB Corp. (Pennsylvania)#.................. 24,703    524,445
          FNB Corp. (Virginia).......................  3,872    112,288
          Frontier Financial Corp.#..................  8,647    344,669
          GB&T Bancshares, Inc.#.....................  4,731    120,025
          German American Bancorp#...................  4,940     83,980
          Glacier Bancorp, Inc....................... 13,070    452,353
          Gold Banc Corp., Inc....................... 21,389    319,979
          Great Southern Bancorp, Inc.#..............  5,535    226,935
          Greater Bay Bancorp#....................... 27,411    796,290
          Hancock Holding Co......................... 14,840    504,560
          Hanmi Financial Corp.......................  7,849    291,826
          Harleysville National Corp.#............... 13,976    393,564
          Heartland Financial USA, Inc.#.............  5,294    116,839
          Iberiabank Corp............................  3,344    216,022
          Independent Bank Corp. (Massachusetts).....  7,843    271,054
          Independent Bank Corp. (Michigan)..........  9,916    298,472
          Integra Bank Corp..........................  8,170    186,930
          Interchange Financial Services Corp.#......  5,882    157,049
          Irwin Financial Corp.#.....................  9,339    248,511
          Lakeland Bancorp, Inc.#....................  9,137    165,837
          Lakeland Financial Corp.#..................  3,107    123,814
          Macatawa Bank Corp.........................  4,700    143,162
          Main Street Banks, Inc.#...................  7,250    229,680
          Mainsource Financial Group, Inc............  4,969    122,237
          MB Financial, Inc.......................... 10,287    434,111
          MBT Financial Corp.#.......................  7,706    183,788
          Mercantile Bank Corp.#.....................  3,827    156,142
          Mid-State Bancshares....................... 12,586    375,566
          Midwest Banc Holdings, Inc.#...............  5,752    132,756
          Nara Bancorp, Inc.#........................  9,807    203,593
          National Penn Bancshares, Inc.#............ 18,383    529,430
          NBC Capital Corp.#.........................  3,691    101,466
          NBT Bancorp, Inc.#......................... 17,561    445,874
          NetBank, Inc.#............................. 24,731    253,987
          Oak Hill Financial, Inc.#..................  1,869     71,190
          Old National Bancorp#...................... 35,417    920,134
          Old Second Bancorp, Inc....................  7,159    233,312
          Omega Financial Corp.#.....................  4,082    144,135
          Oriental Financial Group, Inc.#............  9,045    274,244
          Pacific Capital Bancorp.................... 24,249    800,460
          Park National Corp.#.......................  7,670  1,043,120
          Peapack Gladstone Financial Corp.#.........  3,902    127,673
          Pennrock Financial Services Corp.#.........  4,088    165,523
          Peoples Bancorp, Inc.#.....................  5,669    177,610
          Peoples Holding Co.#.......................  4,785    168,911
          Placer Sierra Bancshares+..................  3,058     71,374
          PrivateBancorp, Inc.#......................  8,763    301,798
          Prosperity Bancshares, Inc.#...............  8,830    250,419
          Provident Bankshares Corp.................. 17,355    637,623
          R&G Financial Corp., Class B............... 14,837    575,676
          Republic Bancorp, Inc...................... 37,580    583,993
          Republic Bancorp, Inc., Class A............  4,345    120,574

86  SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2004
                            - CONTINUED


                                                                  Value
                                                        Shares   (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCKS (continued)
    Banks (continued)
      Riggs National Corp.#............................   8,484 $   170,698
      Royal Bancshares of Pennsylvania, Inc., Class A#.   2,287      66,323
      S&T Bancorp, Inc.#...............................  12,641     464,051
      Sandy Spring Bancorp, Inc........................   7,746     281,335
      Santander BanCorp................................   2,813      76,232
      SCBT Financial Corp..............................   4,120     152,358
      Seacoast Banking Corp. of Florida................   6,173     135,929
      Security Bank Corp.#.............................   2,494     107,342
      Signature Bank+..................................   3,287     103,245
      Silicon Valley Bancshares+.......................  18,851     791,365
      Simmons First National Corp., Class A............   7,830     227,070
      Smithtown Bancorp, Inc.#.........................   2,781      91,384
      Southern Community Financial Corp.#..............   7,944      87,384
      Southside Bancshares, Inc.#......................   4,972     124,797
      Southwest Bancorp of Texas, Inc..................  36,632     896,019
      Southwest Bancorp, Inc...........................   5,717     153,501
      State Bancorp, Inc...............................   4,314     109,489
      State Financial Services Corp., Class A..........   3,071      90,595
      Sterling Bancorp.................................   7,181     231,013
      Sterling Bancshares, Inc.........................  23,889     348,302
      Sterling Financial Corp. (Pennylvania)#..........  11,467     335,868
      Suffolk Bancorp#.................................   5,810     192,776
      Sun Bancorp, Inc. (New Jersey)+#.................   5,188     128,922
      Susquehanna Bancshares, Inc......................  24,584     639,184
      SY Bancorp, Inc.#................................   6,309     144,476
      Taylor Capital Group, Inc.#......................   2,074      71,594
      Texas Capital Bancshares, Inc.+..................  11,379     234,635
      Texas Regional Bancshares, Inc., Class A.........  21,913     779,226
      Tompkins Trustco, Inc.#..........................   3,862     203,527
      TriCo Bancshares.................................   5,977     143,149
      TrustCo Bank Corp. (New York)#...................  39,711     559,925
      Trustmark Corp...................................  25,108     773,326
      U.S.B. Holding Co., Inc..........................   6,143     171,635
      UMB Financial Corp...............................   8,051     450,937
      Umpqua Holdings Corp.............................  23,344     596,906
      Union Bankshares Corp.#..........................   4,630     173,671
      United Bankshares, Inc...........................  19,986     764,864
      United Community Banks, Inc.#....................  15,180     435,059
      Univest Corp.#...................................   4,051     190,762
      Unizan Financial Corp.#..........................  11,614     299,409
      Virginia Commerce Bancorp+#......................   3,638     103,683
      Virginia Financial Group, Inc....................   3,822     130,904
      Washington Trust Bancorp, Inc....................   7,060     207,705
      WesBanco, Inc....................................   9,411     297,482
      West Bancorp.#...................................   9,000     156,060
      West Coast Bancorp.#.............................   8,026     211,164
      Westamerica Bancorp..............................  16,945     985,521
      Western Sierra Bancorp.+#........................   3,416     136,640
      Wilshire Bancorp, Inc.+#.........................   3,761     122,571
      Wintrust Financial Corp.#........................  10,803     646,452
      Yardville National Bancorp.#.....................   4,483     149,329
                                                                -----------
                                                                 50,539,955
                                                                -----------
    Beverages -- 0.14%
      Boston Beer Co., Inc., Class A+..................   4,496      97,923
      Coca-Cola Bottling Co. Cons......................   2,114     110,816
      Farmer Brothers Co.#.............................   3,586      95,244
      Hansen Natural Corp.+............................   3,206     108,363
      National Beverage Corp.+.........................   3,846      36,191
      Peet's Coffee & Tea, Inc.+.......................   6,269     158,480
      Robert Mondavi Corp., Class A+...................   5,217     293,717
                                                                -----------
                                                                    900,734
                                                                -----------
    Broadcasting -- 0.67%
      4Kids Entertainment, Inc.+#......................   7,381     150,794
      Beasley Broadcast Group, Inc., Class A+..........   2,876      50,474
      Charter Communications, Inc., Class A+#.......... 143,735     310,468
      Crown Media Holdings, Inc., Class A+#............   7,755      68,709
      Cumulus Media, Inc., Class A+....................  26,290     401,711

                                                                Value
                                                       Shares  (Note 3)

       -----------------------------------------------------------------
       Broadcasting (continued)
         Emmis Communications Corp., Class A+......... 26,152 $  483,550
         Fisher Communications, Inc.+#................  3,473    163,335
         Gray Television, Inc......................... 23,945    359,175
         Insight Communications, Inc., Class A+#...... 23,765    201,290
         Liberty Corp.................................  8,382    365,455
         Lin TV Corp., Class A+....................... 14,324    258,118
         Lodgenet Entertainment Corp.+................  6,975    107,555
         Mediacom Communications Corp., Class A+#..... 35,193    183,707
         Nexstar Broadcasting Grourp, Inc.+#..........  5,374     44,873
         Paxson Communications Corp.+#................ 24,200     27,830
         Pegasus Solutions, Inc.+#.................... 12,410    145,073
         Regent Communications, Inc.+................. 18,603    106,223
         Saga Communications, Inc., Class A+..........  8,715    148,068
         Salem Communications Corp., Class A+.........  5,122    125,796
         Sinclair Broadcast Group, Inc., Class A...... 23,892    172,261
         Spanish Broadcasting System, Inc., Class A+.. 19,720    210,807
         World Wrestling Entertainment, Inc., Class A.  7,123     85,476
         Young Broadcasting, Inc., Class A+#..........  8,631     84,239
                                                              ----------
                                                               4,254,987
                                                              ----------
       Building Materials -- 1.28%
         Ameron International Corp....................  4,381    166,390
         Apogee Enterprises, Inc...................... 14,653    213,641
         Barnes Group, Inc............................  7,967    208,576
         Comfort Systems USA, Inc.+................... 20,524    147,773
         Drew Industries, Inc.+#......................  3,813    127,011
         Eagle Materials, Inc......................... 10,046    787,305
         Elkcorp...................................... 10,521    311,422
         Genlyte Group, Inc.+.........................  6,484    519,822
         Infrasource Services, Inc.+..................  4,599     56,798
         Lennox International, Inc.................... 23,640    425,284
         LSI Industries, Inc.......................... 10,534    104,708
         Matthews International Corp., Class A........ 17,182    633,500
         NCI Building Systems, Inc.+.................. 10,391    385,506
         Perini Corp.+................................  3,621     54,134
         Shaw Group, Inc.+#........................... 33,745    497,064
         Simpson Manufacturing Co., Inc............... 19,592    658,291
         Texas Industries, Inc........................ 11,299    677,940
         Trex Co., Inc.+#.............................  5,484    257,474
         U.S. Concrete, Inc.+......................... 11,283     82,027
         USG Corp.+#.................................. 17,197    562,686
         Watsco, Inc.................................. 11,882    392,938
         York International Corp...................... 22,059    813,315
                                                              ----------
                                                               8,083,605
                                                              ----------
       Chemical -- 2.77%
         A. Schulman, Inc............................. 16,094    345,216
         Aceto Corp...................................  8,515    144,755
         Airgas, Inc.................................. 32,107    853,404
         Albemarle Corp............................... 17,000    677,280
         American Vanguard Corp.#.....................  2,670    102,127
         Arch Chemicals, Inc.......................... 12,421    362,693
         Cabot Microelectronics Corp.+#............... 13,247    489,477
         Crompton Corp................................ 61,146    685,447
         Cytec Industries, Inc........................ 20,752  1,008,755
         Ferro Corp................................... 22,365    511,711
         FMC Corp.+................................... 19,408    961,666
         Georgia Gulf Corp............................ 15,202    875,331
         Great Lakes Chemical Corp.................... 27,084    793,561
         H.B. Fuller Co............................... 15,209    435,282
         Hercules, Inc.+.............................. 58,692    874,511
         Hexcel Corp.+#............................... 11,139    169,870
         Kronos Worldwide, Inc.#......................  1,645     75,505
         MacDermid, Inc............................... 14,409    530,539
         Millennium Chemicals, Inc.+.................. 34,677    921,715
         Minerals Technologies, Inc................... 10,961    727,262
         Mosaic Co.+.................................. 61,817  1,074,379
         Newmarket Corp.+.............................  7,326    140,586
         NL Industries, Inc.#.........................  4,207     95,036

November 30, 2004 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   87
                                          - CONTINUED


                                                                Value
                                                       Shares  (Note 3)
       ------------------------------------------------------------------
       COMMON STOCKS (continued)
       Chemical (continued)
         Octel Corp...................................  6,640 $   146,478
         Olin Corp.#.................................. 37,082     841,391
         OM Group, Inc.+.............................. 15,134     465,219
         Omnova Solutions, Inc.+...................... 21,447     122,462
         PolyOne Corp.+............................... 48,877     451,135
         Quaker Chemical Corp.........................  4,399     106,456
         Sensient Technologies Corp.#................. 24,972     575,605
         Spartech Corp................................ 13,388     374,195
         Stepan Co.#..................................  2,817      71,749
         Symyx Technologies, Inc.+#................... 15,018     473,518
         Valhi, Inc.#.................................  5,420      84,064
         W.R. Grace & Co.+#........................... 35,022     476,299
         WD-40 Co.#...................................  9,109     266,074
         Westlake Chemical Corp.......................  6,281     197,161
                                                              -----------
                                                               17,507,914
                                                              -----------
       Commercial Services -- 2.99%
         1-800 Contacts, Inc.+#.......................  3,879      79,481
         1-800-FLOWERS.COM, Inc., Class A+............ 11,829      98,181
         ABM Industries, Inc.......................... 20,044     439,966
         ACE Cash Express, Inc.+......................  4,809     128,280
         Administaff, Inc.+........................... 11,544     172,006
         Advisory Board Co.+..........................  9,442     336,418
         Anchor Glass Container Corp.#................  5,248      34,532
         Arbitron, Inc.+.............................. 16,505     617,617
         Blount International, Inc.+..................  3,159      55,061
         Central European Distribution Corp.+#........  6,537     171,858
         Central Parking Corp.#.......................  9,869     149,811
         Century Business Services, Inc.+............. 33,721     145,000
         Ceradyne, Inc.+#.............................  8,512     420,493
         Charles River Associates, Inc.+#.............  5,423     233,948
         Chemed Corp.#................................  6,474     401,647
         Clark, Inc.+.................................  8,605     143,273
         Cornell Cos., Inc.+#.........................  7,099     104,000
         Corrections Corp. of America+................ 18,758     740,941
         CoStar Group, Inc.+..........................  8,560     374,928
         Crown Holdings, Inc.+@....................... 88,145   1,128,256
         DiamondCluster International, Inc., Class A+. 12,421     151,909
         Dycom Industries, Inc.+...................... 25,886     754,318
         Electro Rent Corp.+..........................  9,616     136,355
         Euronet Worldwide, Inc.+..................... 12,004     295,298
         Exponent, Inc.+..............................  3,212      89,262
         First Advantage Corp., Class A+#.............  1,648      30,884
         Flanders Corp.+#.............................  6,979      69,650
         FTI Consulting, Inc.+#....................... 22,714     458,141
         Geo Group, Inc.+.............................  4,426     102,019
         Greg Manning Auctions, Inc.+#................  2,693      30,889
         Greif Brothers Corp., Class A................  6,949     336,054
         Healthcare Services Group, Inc...............  7,933     164,530
         Insurance Auto Auctions, Inc.+#..............  4,610     102,296
         Integrated Electrical Services, Inc.+#....... 17,543      52,980
         Interactive Data Corp.+...................... 19,619     402,582
         Intersections, Inc.+#........................  3,777      67,986
         Laidlaw International, Inc.+................. 55,405   1,047,155
         Landauer, Inc................................  4,751     220,351
         LECG Corp.+..................................  6,965     136,166
         LKQ Corp.+...................................  7,785     139,663
         Maximus, Inc.+...............................  9,958     311,984
         McGrath Rent Corp............................  5,138     217,132
         Mobile Mini, Inc.+#..........................  7,661     232,052
         Navigant Consulting, Inc.+................... 24,499     572,052
         Pacer International, Inc.+................... 14,751     288,530
         Parexel International Corp.+................. 13,934     287,458
         Plexus Corp.+#............................... 22,978     315,948
         Pre-Paid Legal Services, Inc.+#..............  5,580     191,115
         PRG-Shultz International, Inc.+#............. 21,889     118,201
         ProcureNet, Inc.(2)(5).......................  9,300          93
         Proxymed, Inc.+#.............................  3,201      22,407
         Quanta Services, Inc.+#...................... 38,448     296,434

                                                               Value
                                                      Shares  (Note 3)

        ----------------------------------------------------------------
        Commercial Services (continued)
          Raven Industries, Inc......................  8,260 $   177,342
          Rent-Way, Inc.+#........................... 13,994     118,669
          Rewards Network, Inc.+#....................  8,528      53,726
          Rollins, Inc............................... 10,429     256,032
          Safeguard Scientifics, Inc.+............... 63,892     128,423
          SFBC International, Inc.+#.................  6,657     258,491
          Silgan Holdings, Inc.......................  5,848     317,546
          Sotheby's Holdings, Inc., Class A+......... 24,372     382,153
          Source Interlink Cos., Inc.+............... 10,491     136,908
          Sourcecorp, Inc.+..........................  8,595     142,935
          Stamps.com, Inc.+#.........................  8,960     138,611
          Startek, Inc.#.............................  5,800     166,808
          Stewart Information Services Corp..........  9,081     396,386
          TeleTech Holdings, Inc.+#.................. 20,081     196,191
          TNS Inc.+..................................  2,372      52,658
          United Rentals, Inc.+#..................... 23,016     411,296
          URS Corp.+................................. 16,739     502,840
          Vertrue, Inc.+#............................  3,142     109,027
          Volt Information Sciences, Inc.+...........  4,225     128,863
          Washington Group International, Inc.+...... 13,459     524,901
          Watson Wyatt & Co. Holdings, Class A....... 17,187     458,205
          Wireless Facilities, Inc.+#................ 25,283     209,343
                                                             -----------
                                                              18,884,945
                                                             -----------
        Conglomerates -- 0.11%
          Trinity Industries, Inc.#.................. 19,572     691,870
                                                             -----------
        Consumer Service -- 0.04%
          Advanta Corp., Class B..................... 10,482     250,310
                                                             -----------
        Drugs -- 1.99%
          Able Laboratories, Inc.+#..................  9,086     197,620
          Accelrys, Inc.+............................ 13,003      81,399
          Adolor Corp.+#............................. 20,711     286,433
          Advancis Pharmaceutical Corp.+#............  5,037      13,147
          Alkermes, Inc.+#........................... 47,844     659,769
          Alpharma, Inc., Class A.................... 20,960     348,146
          Antigenics, Inc.+#......................... 13,541     127,556
          Array Biopharma, Inc.+#.................... 12,740     106,506
          Bentley Pharmaceuticals, Inc.+#............  8,192      72,253
          Bone Care International, Inc.+.............  8,346     194,629
          Bradley Pharmaceuticals, Inc., Class A+#...  7,218     127,759
          Caraco Pharmaceutical Laboratories, Ltd.+#.  4,840      35,332
          Corixa Corp.+#............................. 29,721     111,454
          Cubist Pharmaceuticals, Inc.+#............. 21,468     257,616
          Dendreon Corp.+#........................... 30,830     302,442
          Depomed, Inc.+#............................ 11,257      52,458
          Durect Corp., Inc.+#....................... 16,195      36,277
          DUSA Pharmaceuticals, Inc.+#...............  7,991     106,041
          Dynavax Technologies Corp.+#...............  3,323      23,327
          First Horizon Pharmaceutical Corp.+#....... 14,009     274,016
          Genelabs Technologies, Inc.+#.............. 46,977      33,354
          Genta, Inc.+#.............................. 32,369      42,080
          Guilford Pharmaceuticals, Inc.+#........... 23,448     132,247
          I-Flow Corp.+#.............................  9,676     198,648
          Idenix Pharmaceuticals, Inc.+#.............  3,094      44,708
          Ilex Oncology, Inc.+#...................... 20,854     518,430
          ImmunoGen, Inc.+#.......................... 19,540     152,803
          Impax Laboratories, Inc.+#................. 25,955     324,957
          Indevus Pharmaceuticals, Inc.+#............ 22,077     152,552
          Inkine Pharmaceutical Co., Inc.+#.......... 25,976     135,984
          Isis Pharmaceuticals, Inc.+#............... 27,661     130,560
          K-V Pharmaceutical Co., Class A+#.......... 19,055     358,234
          KOS Pharmaceuticals, Inc.+.................  6,366     271,001
          Lannett Co., Inc.+#........................  3,688      34,225
          Ligand Pharmaceuticals, Inc., Class B+#.... 39,428     441,594
          Mannatech, Inc.#...........................  7,578     174,294
          Natures Sunshine Products, Inc.............  5,530      92,572
          NeighborCare, Inc.+........................ 20,047     563,120
          NeoPharm, Inc.+#...........................  9,183     106,982

88  SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2004
                            - CONTINUED


                                                             Value
                                                   Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCKS (continued)
         Drugs (continued)
           Neurogen Corp.+........................  13,332 $   116,655
           Nutraceutical International Corp.+.....   4,203      67,374
           Omega Protein Corp.+#..................   3,179      26,735
           OSI Pharmaceuticals, Inc.+.............      57       2,712
           Pain Therapeutics, Inc.+#..............  13,760     103,613
           Par Pharmaceutical Cos., Inc.+.........  18,275     721,131
           Penwest Pharmaceuticals Co.+#..........   8,861     110,319
           Perrigo Co.............................  33,681     607,605
           Petmed Express, Inc.+#.................   5,258      34,177
           Pharmacyclics, Inc.+#..................  10,467     109,066
           Pharmion Corp.+#.......................   7,934     335,925
           Pharmos Corp.+#........................  46,943     187,772
           Priority Healthcare Corp., Class B+#...  15,264     319,018
           Rigel Pharmaceuticals, Inc.+#..........   5,337     133,532
           Salix Pharmaceuticals, Ltd.+...........  19,215     291,107
           Santarus, Inc.+#.......................   4,462      43,504
           SciClone Pharmaceuticals, Inc.+#.......  23,796      97,088
           Star Scientific, Inc.+#................  14,837      97,776
           SuperGen, Inc.+#.......................  23,640     170,681
           Tanox, Inc.+#..........................  12,665     175,410
           USANA Health Sciences, Inc.+#..........   5,608     166,614
           Valeant Pharmaceuticals International#.  44,717   1,082,599
           Zymogenetics, Inc.+#...................  10,358     235,541
                                                           -----------
                                                            12,558,479
                                                           -----------
         Electronics/Electrical Equipment -- 4.53%
           Advanced Energy Industries, Inc.+#.....  11,306      96,666
           American Superconductor Corp.+#........  13,015     180,206
           Analogic Corp..........................   6,112     276,996
           Artesyn Technologies, Inc.+#...........  18,348     174,673
           Avista Corp............................  25,821     459,614
           BEI Technologies, Inc..................   5,921     173,781
           Bel Fuse, Inc., Class B#...............   6,023     206,167
           Belden CDT, Inc........................  25,001     579,773
           Benchmark Electronics, Inc.+...........  21,907     767,840
           C&D Technologies, Inc..................  13,559     234,977
           C-COR.net Corp.+.......................  22,957     205,465
           California Micro Devices Corp.+#.......  11,256      97,927
           Checkpoint Systems, Inc.+..............  20,054     370,197
           Cherokee International Corp.+#.........   3,788      32,463
           Coherent, Inc.+........................  16,111     465,447
           Color Kinetics, Inc.+#.................   2,138      34,593
           Commscope, Inc.+.......................  28,733     555,122
           CTS Corp...............................  19,254     257,233
           Cubic Corp.#...........................   8,343     212,746
           Cyberoptics Corp.+#....................   3,953      55,579
           Cymer, Inc.+...........................  19,617     596,749
           Daktronics, Inc.+......................   7,689     199,299
           DDi Corp.+#............................  13,920      41,760
           Digital Theater Systems, Inc.+#........   8,968     187,162
           Dionex Corp.+..........................   9,906     568,505
           DSP Group, Inc.+.......................  15,562     345,165
           Electro Scientific Industries, Inc.+...  14,994     291,183
           Emcor Group, Inc.+.....................   8,078     373,365
           Encore Wire Corp.+#....................   8,461     114,012
           Energy Conversion Devices, Inc.+#......  10,748     239,250
           EnerSys+#..............................   6,670      91,713
           Enterasys Networks, Inc.+.............. 112,124     196,217
           ESCO Technologies, Inc.+...............   6,904     505,373
           Excel Technology, Inc.+................   6,394     166,244
           Faro Technologies, Inc.+#..............   5,641     153,435
           FEI Co.+#..............................  12,719     272,059
           FuelCell Energy, Inc.+#................  22,530     226,426
           General Cable Corp.+#..................  20,973     285,233
           Global Imaging Systems, Inc.+..........  12,310     460,640
           Graftech International, Ltd.+..........  51,901     495,136
           Harmonic, Inc.+........................  38,328     297,809
           Hypercom Corp.+........................  27,202     165,388

                                                                 Value
                                                        Shares  (Note 3)

      --------------------------------------------------------------------
      Electronics/Electrical Equipment (continued)
        Identix, Inc.+#................................ 47,080 $   373,344
        InterDigital Communications Corp.+............. 29,646     603,296
        Intermagnetics General Corp.+#................. 14,914     439,516
        Invision Technologies, Inc.+#..................  9,328     452,221
        Itron, Inc.+#.................................. 11,127     240,900
        Keithley Instruments, Inc......................  6,713     127,010
        Kemet Corp.+................................... 46,137     408,774
        Lecroy Corp.+..................................  4,160      89,066
        Littelfuse, Inc.+.............................. 11,776     459,500
        Magma Design Automation, Inc.+#................ 13,139     178,165
        MagneTek, Inc.+................................ 12,636      83,524
        Measurement Specialties, Inc.+#................  5,700     145,407
        Medis Technologies, Ltd.+#.....................  6,939     112,759
        Merix Corp.+#..................................  9,611     104,568
        Methode Electronics, Inc., Class A............. 18,938     249,982
        Metrologic Instruments, Inc.+#.................  5,603     114,469
        Microtune, Inc.+#.............................. 27,440     164,091
        Microvision, Inc.+#............................  9,948      75,704
        MIPS Technologies, Inc., Class A+.............. 21,864     191,310
        Molecular Devices Corp.+.......................  6,725     141,427
        Multi-Fineline Electronix, Inc.+#..............  3,153      57,605
        Newport Corp.+................................. 22,775     281,043
        Oplink Communications, Inc.+................... 57,057     116,967
        Optical Communication Products, Inc., Class A+.  9,801      21,366
        OSI Systems, Inc.+#............................  7,776     168,895
        Park Electrochemical Corp......................  9,227     194,597
        Paxar Corp.+................................... 18,451     427,141
        Photon Dynamics, Inc.+#........................  8,882     195,848
        Pixelworks, Inc.+#............................. 21,612     243,135
        Planar Systems, Inc.+#.........................  7,805      83,201
        Powell Industries, Inc.+.......................  3,627      58,649
        Power-One, Inc.+............................... 34,082     313,214
        RAE Systems, Inc.+#............................ 18,422     167,640
        Rayovac Corp.+................................. 18,384     545,637
        Rofin-Sinar Technologies, Inc.+................  7,964     310,596
        Rogers Corp.+..................................  8,844     419,648
        SBS Technologies, Inc.+........................  8,148     106,413
        ScanSource, Inc.+..............................  6,690     432,843
        Silicon Image, Inc.+........................... 39,506     663,701
        Sipex Corp.+#.................................. 10,556      58,058
        Sonic Solutions+#..............................  9,965     192,325
        Spatialigh, Inc.+#............................. 12,529     112,385
        Standard Microsystems Corp.+...................  9,820     241,376
        Standex International Corp.....................  6,509     181,276
        Stoneridge, Inc.+..............................  8,297     126,197
        Suntron Corp.+.................................  1,302       4,297
        Sypris Solutions, Inc..........................  3,603      58,621
        Taser International, Inc.+#.................... 25,704     705,318
        Technitrol, Inc.+.............................. 21,532     371,427
        Thomas & Betts Corp.+.......................... 31,359     992,199
        Thomas Industries, Inc.........................  7,742     303,332
        Trimble Navigation, Ltd.+...................... 27,038     853,590
        TTM Technologies, Inc.+........................ 21,749     225,755
        Ultralife Batteries, Inc.+#....................  7,494     112,710
        Universal Display Corp.+#...................... 11,103     108,254
        Universal Electronics, Inc.+...................  7,200     131,400
        Varian, Inc.+.................................. 18,505     693,012
        Vicor Corp..................................... 10,204     110,917
        Viisage Technology, Inc.+#..................... 14,700     118,629
        Watts Industries, Inc., Class A................ 12,794     391,880
        Wesco International, Inc.+.....................  9,569     269,080
        Wilson Greatbatch Technologies, Inc.+.......... 11,405     228,670
        Woodhead Industries, Inc.......................  6,462      97,447
        Woodward Governor Co...........................  5,180     377,363
        X-Rite, Inc.................................... 11,072     165,084
        Zygo Corp.+....................................  9,536     110,808
                                                               -----------
                                                                28,614,170
                                                               -----------

November 30, 2004 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   89
                                          - CONTINUED


                                                               Value
                                                      Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCKS (continued)
        Fertilizers -- 0.11%
          Delta & Pine Land Co....................... 20,172 $  538,592
          Terra Industries, Inc.+#................... 20,828    170,790
                                                             ----------
                                                                709,382
                                                             ----------
        Finance Companies -- 0.49%
          Accredited Home Lenders Holding Co.+#......  8,726    374,782
          Capital Southwest Corp.....................  1,460    115,048
          Charter Municipal Mtg. Acceptance Co....... 23,426    569,252
          Chittenden Corp............................ 24,556    723,911
          Credit Acceptance Corp.+#..................  5,697    141,001
          Federal Agricultural Mtg. Corp., Class C+#.  4,496    101,879
          Financial Federal Corp.+#..................  9,211    354,255
          Metris Cos., Inc.+#........................ 17,216    199,361
          Portfolio Recovery Associates, Inc.+#......  6,474    242,775
          United PanAm Financial Corp.+#.............  2,464     48,910
          World Acceptance Corp.+....................  8,598    221,743
                                                             ----------
                                                              3,092,917
                                                             ----------
        Financial Services -- 1.24%
          Affiliated Managers Group, Inc.+#.......... 12,999    823,877
          Apollo Investment Corp.+................... 33,092    488,107
          Archipelago Holdings, Inc.+................  5,685    126,491
          Asset Acceptance Capital Corp.+............  4,192     86,397
          Asta Funding, Inc.#........................  4,955    108,812
          BKF Capital Group, Inc.#...................  3,266    105,165
          Circle Group Holdings, Inc.+#.............. 10,721     14,152
          Cohen & Steers, Inc.#......................  3,998     71,524
          Coinstar, Inc.+#........................... 11,379    296,082
          Collegiate Funding Services+...............  4,266     55,031
          CompuCredit Corp.+.........................  9,962    238,789
          Education Lending Group, Inc.+#............  6,671     93,794
          Encore Capital Group, Inc.+#...............  6,472    162,318
          eSpeed, Inc., Class A+..................... 12,855    143,847
          Gabelli Asset Management, Inc., Class A#...  3,514    170,078
          Greenhill & Co., Inc.#.....................  2,674     72,733
          Harris & Harris Group, Inc.+#..............  8,286    122,301
          Investment Technology Group, Inc.+......... 23,396    392,117
          iPayment, Inc.+............................  5,599    215,226
          Jackson Hewitt Tax Service, Inc............ 20,069    433,290
          Knight Trading Group, Inc.+................ 61,923    706,541
          LaBranche & Co., Inc.+..................... 28,225    226,082
          Marlin Business Services, Inc.+............  3,166     53,980
          MCG Capital Corp.#......................... 17,989    305,813
          National Financial Partners Corp........... 17,814    618,858
          NCO Group, Inc.+........................... 14,429    362,312
          Nelnet, Inc.+#.............................  4,324    104,857
          PDI, Inc.+.................................  4,501    104,738
          Piper Jaffray Cos.+........................ 10,587    487,108
          QC Holdings, Inc.+#........................  2,664     46,167
          Resource America, Inc......................  7,932    233,439
          Sanders Morris Haris Group, Inc.#..........  6,371     97,158
          Stifel Financial Corp.+....................  3,851     92,617
          SWS Group, Inc.............................  8,056    170,304
                                                             ----------
                                                              7,830,105
                                                             ----------
        Foods -- 0.95%
          Alico, Inc.+...............................  1,909    106,446
          American Italian Pasta Co., Class A#.......  8,563    164,923
          Arden Group, Inc.#.........................    747     73,766
          Cal-Maine Foods, Inc.#.....................  7,999    105,811
          Chiquita Brands International, Inc.+....... 21,742    430,057
          Corn Products International, Inc........... 19,460  1,059,013
          Flowers Foods, Inc......................... 18,962    578,910
          Hain Celestial Group, Inc.+................ 13,711    266,405
          J&J Snack Foods Corp.+.....................  3,234    151,804
          John B. Sanfilippo & Son, Inc.+............  3,361     74,614
          Lance, Inc................................. 13,693    255,238
          M & F Worldwide Corp.+.....................  5,427     70,822
          Maui Land & Pineapple Co., Inc.+#..........  1,718     56,007

                                                              Value
                                                     Shares  (Note 3)

         --------------------------------------------------------------
         Foods (continued)
           MGP Ingredients, Inc.#...................  4,219 $    39,405
           Performance Food Group Co.+.............. 24,739     649,151
           Provide Commerce, Inc.+..................  2,329      79,885
           Ralcorp Holdings, Inc.................... 15,600     642,720
           Sanderson Farms, Inc.#...................  5,498     204,800
           Seaboard Corp............................    189     141,750
           Tejon Ranch Co.+#........................  4,042     159,861
           United Natural Foods, Inc.+.............. 21,136     594,556
           Wild Oats Markets, Inc.+#................ 15,181     108,696
                                                            -----------
                                                              6,014,640
                                                            -----------
         Freight -- 1.74%
           Alexander & Baldwin, Inc................. 22,691     960,056
           Amerco, Inc.+#...........................  4,965     204,310
           Arkansas Best Corp....................... 11,758     507,005
           Central Freight Lines, Inc.+.............  4,574      29,091
           Covenant Transport, Inc., Class A+.......  4,654      89,450
           EGL, Inc.+............................... 19,079     643,725
           Forward Air Corp.+....................... 11,482     532,191
           GATX Corp................................ 26,303     774,360
           Gulfmark Offshore, Inc.+#................  7,713     160,508
           Heartland Express, Inc................... 24,218     531,827
           Hub Group, Inc., Class A+................  3,833     166,736
           Kirby Corp.+............................. 11,571     526,712
           Knight Transportation, Inc.+............. 19,544     471,010
           Landstar System, Inc.+................... 15,907   1,121,603
           Marten Transport, Ltd.+..................  4,879     107,094
           Navarre Corp.+#.......................... 11,164     190,123
           Nuco2, Inc.+#............................  3,640      90,272
           Offshore Logistics, Inc.+................ 10,777     408,448
           Overnite Corp............................ 14,947     528,227
           Overseas Shipholding Group, Inc.......... 14,359     943,243
           P.A.M. Transportation Services, Inc.+....  3,406      69,142
           Quality Distribution, Inc.+..............  4,449      36,081
           SCS Transportation, Inc.+................  7,932     167,762
           Seabulk International, Inc.+#............  3,098      36,928
           Swift Transportation Co., Inc.+#......... 26,479     516,076
           US Xpress Enterprises, Inc., Class A+#...  3,070      79,820
           USF Corp................................. 14,794     546,934
           Werner Enterprises, Inc.................. 25,591     575,797
                                                            -----------
                                                             11,014,531
                                                            -----------
         Funeral Services -- 0.10%
           Alderwoods Group, Inc.+.................. 21,347     225,851
           Stewart Enterprises, Inc., Class A+...... 57,310     425,240
                                                            -----------
                                                                651,091
                                                            -----------
         Gas & Pipeline Utilities -- 0.16%
           Atmos Energy Corp........................ 33,185     895,663
           Cascade Natural Gas Corp.................  5,989     128,045
                                                            -----------
                                                              1,023,708
                                                            -----------
         Hardware & Tools -- 0.12%
           Lincoln Electric Holdings, Inc........... 17,940     643,866
           Penn Engineering & Manufacturing Corp....  5,732     109,768
                                                            -----------
                                                                753,634
                                                            -----------
         Healthcare -- 2.49%
           Advanced Medical Optics, Inc.+........... 19,030     791,267
           Alliance Imaging, Inc.+..................  6,709      63,065
           Amedisys, Inc.+#.........................  7,014     230,901
           America Service Group, Inc.+.............  5,673     142,109
           American Healthways, Inc.+#.............. 15,434     514,724
           American Medical Systems Holdings, Inc.+. 13,466     513,863
           Apria Healthcare Group, Inc.+............ 26,629     816,711
           BioVeris Corp.+.......................... 10,956      67,708
           Bruker BioSciences Corp.+................ 11,411      52,605
           Candela Corp.+#.......................... 10,260     100,343
           Corvel Corp.+#...........................  3,384     107,340

90  SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2004
                            - CONTINUED


                                                                Value
                                                       Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCKS (continued)
      Healthcare (continued)
        Encore Medical Corp.+......................... 16,415 $   103,332
        Endocardial Solutions, Inc.+#................. 11,714     133,188
        Epix Medical, Inc.+........................... 12,161     214,034
        Exactech, Inc.+#..............................  3,255      61,324
        First Health Group Corp.+..................... 48,879     871,024
        Genesis HealthCare Corp.+..................... 10,587     341,431
        Gentiva Health Services, Inc.+................ 13,487     224,559
        HealthExtras, Inc.+...........................  8,857     141,446
        Hooper Holmes, Inc............................ 30,556     160,419
        Intuitive Surgical, Inc.+#.................... 17,882     642,500
        Invacare Corp................................. 13,850     699,563
        Inverness Medical Innovations, Inc.+#.........  7,165     174,109
        Kindred Healthcare, Inc.+..................... 14,058     383,783
        LabOne, Inc.+.................................  9,097     274,275
        Magellan Health Services, Inc.+............... 14,367     512,169
        Matria Healthcare, Inc.+#.....................  5,499     192,465
        Medcath Corp.+................................  3,216      69,852
        Mentor Corp.#................................. 23,366     721,075
        Micro Therapeutics, Inc.+#....................  6,258      24,907
        Molina Healthcare, Inc.+......................  5,533     240,409
        National Healthcare Corp......................  3,583     126,050
        OCA, Inc.+#................................... 22,541     128,934
        Odyssey Healthcare, Inc.+#.................... 19,536     260,806
        Option Care, Inc.#............................  7,058     121,539
        Orthovita, Inc.+#............................. 24,798      95,472
        PolyMedica Corp.#............................. 14,017     498,304
        Province Healthcare Co.+...................... 26,337     591,002
        Psychiatric Solutions, Inc.+..................  5,290     172,189
        Radiation Therapy Services, Inc.+.............  2,936      43,306
        RehabCare Group, Inc.+........................  8,649     227,642
        Res-Care, Inc.+...............................  9,301     139,515
        Sola International, Inc.+..................... 17,060     368,496
        Steris Corp.+................................. 37,266     852,646
        Sybron Dental Specialties, Inc.+.............. 20,572     704,385
        Symbion, Inc.+#...............................  4,416      84,611
        Thermogenesis Corp.+#......................... 23,809     144,521
        United Surgical Partners International, Inc.+. 15,005     592,247
        VistaCare, Inc., Class A+#....................  4,802      81,610
        VISX, Inc.+................................... 26,001     672,386
        Vital Signs, Inc..............................  2,995     112,043
        Zila, Inc.+#.................................. 24,200     107,690
                                                              -----------
                                                               15,711,894
                                                              -----------
      Heavy Duty Trucks/Parts -- 0.20%
        Bandag, Inc...................................  5,989     298,671
        Cascade Corp..................................  5,678     182,207
        Federal Signal Corp........................... 25,681     441,713
        Wabash National Corp.+........................ 14,457     359,546
                                                              -----------
                                                                1,282,137
                                                              -----------
      Home Builders -- 0.47%
        Beazer Homes USA, Inc.#.......................  7,308     906,192
        Brookfield Homes Corp.........................  7,961     246,791
        Dominion Homes, Inc.+#........................  2,130      44,006
        Levitt Corp., Class A.........................  8,176     210,205
        M/I Schottenstein Homes, Inc..................  6,468     292,418
        Meritage Corp.+...............................  5,648     528,653
        Orleans Homebuilders, Inc.+#..................  1,299      23,915
        Technical Olympic USA, Inc.#..................  4,907     119,976
        WCI Communities, Inc+......................... 18,063     462,774
        William Lyon Homes, Inc.+#....................  2,240     157,584
                                                              -----------
                                                                2,992,514
                                                              -----------
      Hospital Management -- 0.53%
        Amsurg Corp.+#................................ 16,139     414,934
        Beverly Enterprises, Inc.+#................... 57,240     496,271
        LifePoint Hospitals, Inc.+.................... 20,399     750,275
        Pediatrix Medical Group, Inc.+................ 13,074     814,510

                                                               Value
                                                      Shares  (Note 3)

        ---------------------------------------------------------------
        Hospital Management (continued)
          Select Medical Corp........................ 49,120 $  857,144
                                                             ----------
                                                              3,333,134
                                                             ----------
        Hospital Supplies -- 1.00%
          Aaon, Inc.+................................  4,653     73,983
          Abiomed, Inc.+#............................  8,132    123,444
          Advanced Neuromodulation Systems, Inc.+#... 10,719    386,956
          Align Technology, Inc.+.................... 27,777    293,603
          Arrow International, Inc................... 10,218    308,992
          ArthroCare Corp.+#......................... 11,348    343,504
          Closure Medical Corp.+#....................  3,669     65,271
          Conceptus, Inc.+#.......................... 13,611    121,546
          Conmed Corp.+#............................. 15,866    459,638
          Datascope Corp.#...........................  6,221    249,400
          Diagnostic Products Corp................... 12,082    584,769
          ICU Medical, Inc.+#........................  5,628    140,419
          Isolagen, Inc.+#........................... 11,805     89,600
          IVAX Diagnostics, Inc.+#...................  3,589     15,433
          Kensey Nash Corp.+#........................  5,082    158,863
          Kyphon, Inc.+#............................. 12,422    298,873
          Medical Action Industries, Inc.+...........  4,353     86,102
          Merit Medical Systems, Inc.+............... 12,510    142,114
          Microtek Medical Holdings, Inc.+#.......... 22,926     93,538
          NuVasive, Inc.+............................  3,463     32,898
          OrthoLogic Corp.+.......................... 18,428    105,592
          Owens & Minor, Inc......................... 20,957    581,557
          PSS World Medical, Inc.+................... 35,980    450,254
          SonoSite, Inc.+#...........................  7,859    234,591
          Techne Corp.+.............................. 21,937    814,960
          Young Innovations, Inc.....................  2,509     80,137
                                                             ----------
                                                              6,336,037
                                                             ----------
        Household Products -- 0.74%
          AptarGroup, Inc............................ 19,507  1,025,093
          Chattem, Inc.+#............................  8,930    323,445
          CSS Industries, Inc........................  3,710    119,202
          Del Laboratories, Inc.+....................  2,614     89,529
          Elizabeth Arden, Inc.+..................... 11,969    272,893
          Intermediate Parfums, Inc.#................  2,701     45,188
          Jacuzzi Brands, Inc.+...................... 40,220    375,655
          Jarden Corp.+.............................. 14,517    557,017
          John H. Harland Co.#....................... 15,030    530,709
          Libbey, Inc................................  7,287    152,808
          Lifetime Hoan Corp.#.......................  3,808     51,751
          National Presto Industries, Inc............  2,509    113,909
          Playtex Products, Inc.+.................... 18,559    139,192
          Revlon, Inc., Class A+..................... 77,885    164,337
          Russ Berrie and Co., Inc.#.................  4,270     97,100
          Tupperware Corp............................ 27,843    521,221
          Water Pik Technologies, Inc.+..............  5,298     91,126
                                                             ----------
                                                              4,670,175
                                                             ----------
        Human Resources -- 0.59%
          AMN Healthcare Services, Inc.+#............  6,124     97,984
          CDI Corp...................................  6,571    126,952
          Cross Country Healthcare, Inc.+#........... 12,249    217,420
          Gevity HR, Inc............................. 12,642    223,890
          Heidrick & Struggles International, Inc.+#.  8,937    307,433
          Hudson Highland Group, Inc.+#..............  5,314    145,125
          Kelly Services, Inc., Class A..............  9,388    285,395
          Kforce, Inc.+.............................. 13,623    163,203
          Korn/Ferry International+#................. 16,686    310,860
          Labor Ready, Inc.+#........................ 22,085    350,710
          Medical Staffing Network Holdings, Inc.+#..  6,470     55,707
          MPS Group, Inc.+........................... 56,096    631,641
          Resources Connection, Inc.+#............... 12,341    559,788
          Spherion Corp.+............................ 32,220    253,893
                                                             ----------
                                                              3,730,001
                                                             ----------

November 30, 2004 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   91
                                          - CONTINUED


                                                                   Value
                                                         Shares   (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCKS (continued)
     Information Processing -- 0.02%
       Trident Microsystems, Inc.+#.....................  10,000 $  156,000
                                                                 ----------
     Information Processing - Computer Services -- 0.05%
       CMG Information Services, Inc.+.................. 201,116    307,707
                                                                 ----------
     Information Processing - Hardware -- 1.09%
       Advanced Digital Information Corp.+..............  34,250    314,415
       Cray, Inc.+#.....................................  45,736    160,533
       Digimarc Corp.+#.................................   8,247     75,955
       Dot Hill Systems Corp.+..........................  23,150    152,790
       Electronics Boutique Holdings Corp.+#............   6,198    241,412
       Electronics for Imaging, Inc.+...................  28,600    478,478
       Gateway, Inc.+................................... 118,858    809,423
       Hutchinson Technology, Inc.+#....................  13,916    456,027
       Imation Corp.....................................  18,924    609,542
       InFocus Corp.+...................................  21,128    141,558
       Iomega Corp.+#...................................  27,503    125,139
       Komag, Inc.+.....................................  14,679    245,873
       LaserCard Corp.+#................................   5,198     51,668
       Lexar Media, Inc.+#..............................  37,782    298,100
       Mercury Computer Systems, Inc.+..................  11,324    356,706
       Mobility Electronics, Inc.+#.....................  13,187    128,046
       Overland Storage, Inc.+..........................   7,296    108,346
       PalmOne, Inc.+#..................................  22,310    781,743
       PC Connection, Inc.+#............................   3,844     27,023
       Quantum Corp.+...................................  96,164    275,029
       Silicon Storage Technology, Inc.+#...............  43,329    301,570
       SimpleTech, Inc.+................................  10,757     53,462
       Stratasys, Inc.+#................................   4,898    158,205
       Synaptics, Inc.+#................................  11,744    450,970
       Transact Technologies, Inc.+#....................   4,560    101,916
                                                                 ----------
                                                                  6,903,929
                                                                 ----------
     Information Processing - Services -- 4.43%
       ActivCard Corp.+#................................  22,527    179,315
       Adaptec, Inc.+...................................  58,226    454,163
       Aeroflex, Inc.+..................................  35,212    431,347
       Agilysys, Inc.#..................................  15,325    253,322
       Anixter International, Inc.+.....................  15,822    596,964
       Ansoft Corp.+....................................   3,553     64,025
       Answerthink, Inc.+...............................  24,006    108,267
       Anteon International Corp.+......................  14,386    532,570
       aQuantive, Inc.+#................................  25,334    220,153
       Ariba, Inc.+#....................................  31,912    526,548
       AsiaInfo Holdings, Inc.+#........................  18,838    113,028
       Autobytel, Inc.+.................................  22,164    161,354
       BISYS Group, Inc.+...............................  64,241  1,028,498
       Black Box Corp.#.................................   8,619    367,859
       Blue Coat Sytems, Inc.+#.........................   5,028     83,917
       Brocade Communications Systems, Inc.+#........... 138,450    959,459
       CACI International, Inc., Class A+...............  15,551    966,184
       Carreker Corp.+#.................................  10,797     91,127
       Catapult Communications Corp.+...................   3,753    101,856
       Ciber, Inc.+#....................................  27,216    253,925
       CNET Networks, Inc.+#............................  68,058    634,301
       Corillian Corp.+.................................  17,312    100,583
       Covansys Corp.+..................................  10,706    144,103
       CSG Systems International, Inc.+.................  28,786    523,042
       Cyberguard Corp.+................................   9,147     56,437
       Digital Insight Corp.+#..........................  18,720    305,604
       Digital River, Inc.+#............................  17,011    713,101
       Digitas, Inc.+...................................  28,645    235,175
       Doubleclick, Inc.+#..............................  60,269    452,018
       Earthlink, Inc.+.................................  73,925    801,347
       eCollege.com, Inc.+#.............................   8,482     99,664
       Entrust, Inc.+...................................  33,928    126,551
       Epicor Software Corp.+...........................  22,159    349,447
       Equinix, Inc.+#..................................   5,180    201,398
       Extreme Networks, Inc.+..........................  57,626    393,586

                                                                Value
                                                       Shares  (Note 3)

         --------------------------------------------------------------
         Information Processing - Services (continued)
           Factset Research Systems, Inc.#............  10,869 $561,384
           FileNET Corp.+.............................  20,784  557,219
           FindWhat.com+#.............................  13,662  263,403
           Forrester Research, Inc.+..................   7,289  118,957
           Gartner, Inc., Class A+#...................  36,569  435,171
           GSI Commerce, Inc.+#.......................  10,325  156,217
           Harris Interactive, Inc.+..................  26,138  173,556
           iGate Corp.+...............................  11,116   44,464
           Infospace, Inc.+#..........................  17,031  754,473
           INTAC International, Inc.+#................   4,201   40,582
           Intergraph Corp.+..........................  19,490  510,638
           Internap Network Services Corp.+........... 126,185   83,282
           Internet Capital Group, Inc.+#.............  20,313  139,550
           Internet Security Systems, Inc.+...........  21,700  525,357
           IPass, Inc.+#..............................  23,581  153,041
           iVillage, Inc.+............................  16,778   79,612
           j2 Global Communications, Inc.+#...........  10,049  350,208
           Jupitermedia Corp.+#.......................   8,344  139,929
           Kanbay International, Inc.+#...............   3,817  109,662
           Keynote Systems, Inc.+.....................   8,211  104,526
           Kintera, Inc.+#............................   3,559   28,935
           Kronos, Inc.+..............................  16,573  837,599
           Looksmart, Ltd.+...........................  50,958  101,355
           Manhattan Associates, Inc.+................  16,107  391,400
           Marketwatch.com, Inc.+.....................   5,565  100,949
           MatrixOne, Inc.+...........................  25,957  171,576
           Maxwell Technologies, Inc.+#...............   5,842   62,743
           McDATA Corp., Class A+#....................  62,697  354,238
           Mentor Graphics Corp.+.....................  37,384  469,169
           Merge Technologies, Inc.+#.................   5,856  112,845
           Micros Systems, Inc.+......................   8,597  630,762
           Mindspeed Technologies, Inc.+#.............  53,094  132,735
           MTS Systems Corp...........................  11,302  343,016
           Neoforma, Inc.+#...........................   4,919   36,548
           Net2Phone, Inc.+#..........................  19,037   65,297
           Netratings, Inc.+#.........................   6,554  131,080
           NetScout Systems, Inc.+#...................  12,667   95,889
           NIC, Inc.+#................................  16,617   76,355
           Opsware, Inc.+#............................  27,379  187,546
           Paradyne Networks, Inc.+...................  21,017   81,546
           PCTEL, Inc.+...............................  11,175   90,182
           PEC Solutions, Inc.+#......................   6,159   87,396
           Pegasystems, Inc.+#........................   6,031   43,785
           Perot Systems Corp., Class A+..............  40,579  649,670
           Phase Forward, Inc.+#......................   2,929   24,047
           Portal Software, Inc.+#....................  17,214   59,388
           ProQuest Co.+#.............................  12,768  345,374
           RadiSys Corp.+.............................  10,002  140,928
           Redback Networks, Inc.+#...................  16,657   79,954
           Rightnow Technologies, Inc.+#..............   3,360   61,118
           Sapient Corp.+.............................  42,035  332,497
           Schawk, Inc., Class A......................   4,841   82,200
           Secure Computing Corp.+#...................  18,990  197,876
           SI International, Inc.+#...................   2,680   77,559
           Silicon Graphics, Inc.+#................... 139,327  224,317
           Sohu.com, Inc.+#...........................  11,780  199,671
           SonicWALL, Inc.+...........................  31,730  195,140
           SRA International, Inc., Class A+..........   6,949  403,320
           Sykes Enterprises, Inc.+...................  13,351   90,119
           Syntel, Inc.#..............................   3,911   76,577
           Tier Technologies, Inc., Class B+..........   8,852   78,163
           Trizetto Group, Inc.+......................  16,725  118,413
           Tyler Technologies, Inc.+..................  19,593  153,609
           United Online, Inc.+#......................  28,416  303,199
           ValueClick, Inc.+..........................  42,200  544,380
           Verso Technologies, Inc.+..................  70,939   57,461
           webMethods, Inc.+#.........................  24,689  151,590

92  SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2004
                            - CONTINUED


                                                               Value
                                                     Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCKS (continued)
       Information Processing - Services (continued)
         Websense, Inc.+............................  12,242 $   588,351
         Xybernaut Corp.+#..........................  94,397     113,276
         Zixit Corp.+#..............................  11,126      50,957
                                                             -----------
                                                              27,963,569
                                                             -----------
       Information Processing - Software -- 3.61%
         Actuate Corp.+.............................  27,602      65,417
         Advent Software, Inc.+.....................  12,597     252,066
         Agile Software Corp.+......................  27,838     232,726
         Allscripts Heathcare Solutions, Inc.+#.....  14,606     143,869
         Altiris, Inc.+#............................  11,093     310,604
         Ansys, Inc.+...............................  16,398     503,255
         Ascential Software Corp.+..................  31,654     432,710
         Aspen Technologies, Inc.+#.................  22,032     127,125
         At Road, Inc.+.............................  18,224     109,891
         Atari, Inc.+#..............................   4,917      11,162
         Authentidate Holding Corp.+#...............  15,434     107,112
         Blackbaud, Inc.+#..........................   4,314      53,925
         Blackboard, Inc.+#.........................   3,461      52,953
         Borland Software Corp.+....................  43,097     503,804
         Captaris, Inc.+............................  17,143      84,172
         CCC Information Services Group, Inc.+#.....   6,765     141,388
         Cerner Corp.+#.............................  15,177     800,131
         Chordiant Software, Inc.+..................  38,257      78,427
         Computer Programs & Systems, Inc...........   3,443      74,369
         Concord Communications, Inc.+#.............   9,756      90,633
         Concur Technologies, Inc.+#................  13,965     131,271
         Cybersource Corp.+.........................  14,580     102,935
         Dendrite International, Inc.+..............  19,266     328,871
         E.piphany, Inc.+...........................  40,546     183,268
         Echelon Corp.+#............................  14,936     112,916
         Eclipsys Corp.+............................  19,475     378,789
         eFunds Corp.+..............................  25,540     608,363
         Embarcadero Technologies, Inc.+#...........  11,324     100,104
         EPIQ Systems, Inc.+#.......................   7,281     109,142
         eResearch Technology, Inc.+#...............  23,727     349,736
         F5 Networks, Inc.+.........................  18,392     791,776
         FalconStor Software, Inc.+#................  14,083     110,270
         Hyperion Solutions Corp.+..................  20,817     932,810
         IDX Systems Corp.+.........................  11,065     388,603
         Infocrossing, Inc.+#.......................   8,373     140,666
         Informatica Corp.+.........................  45,760     356,928
         Infousa, Inc.+.............................  16,969     186,829
         Inter-Tel, Inc.............................  10,981     310,982
         Intervideo, Inc.+#.........................   4,571      51,469
         InterVoice-Brite, Inc.+#...................  19,176     249,288
         Interwoven, Inc.+#.........................  21,576     209,287
         JDA Software Group, Inc.+..................  13,722     180,033
         Keane, Inc.+...............................  26,948     417,694
         Lawson Software, Inc.+.....................  29,666     183,336
         Lionbridge Technologies, Inc.+#............  24,861     136,984
         Mantech International Corp., Class A+#.....   8,983     215,053
         Manugistics Group, Inc.+...................  29,288      80,542
         MAPICS, Inc.+..............................  13,559     131,793
         MapInfo Corp.+.............................  10,782     128,845
         Micromuse, Inc.+...........................  41,776     219,658
         Microstrategy, Inc., Class A+#.............   6,401     413,185
         Motive, Inc.+..............................   2,814      35,878
         MRO Software, Inc.+........................  10,436     134,103
         MSC Software Corp.+#.......................  14,605     138,894
         NDCHealth Corp.............................  19,221     362,892
         NetIQ Corp.+...............................  30,444     373,548
         Omnicell, Inc.+#...........................  11,615     124,861
         Open Solutions, Inc.+......................   7,015     185,547
         Openwave Systems, Inc.+#...................  34,309     452,193
         Opnet Technologies, Inc.+#.................   6,287      54,320
         Packeteer, Inc.+...........................  17,515     227,695
         PalmSource, Inc.+#.........................   7,809     123,695
         Parametric Technology Corp.+............... 143,082     837,030

                                                                 Value
                                                       Shares   (Note 3)

     ---------------------------------------------------------------------
     Information Processing - Software (continued)
       PDF Solutions, Inc.+...........................   7,789 $   100,244
       Per-Se Technologies, Inc.+#....................  12,101     166,873
       Pinnacle Systems, Inc.+........................  36,723     191,694
       PLATO Learning, Inc.+#.........................  12,267      85,746
       Progress Software Corp.+.......................  16,787     381,065
       QAD, Inc.#.....................................   6,837      56,337
       Quality Systems, Inc.+.........................   1,799     110,477
       Quest Software, Inc.+..........................  26,536     410,777
       RealNetworks, Inc.+#...........................  60,038     378,239
       Renaissance Learning, Inc......................   4,061      78,215
       Retek, Inc.+...................................  29,774     181,621
       RSA Security, Inc.+............................  32,964     697,189
       S1 Corp.+......................................  37,651     352,790
       Salesforce.com, Inc.+#.........................   6,151     107,396
       ScanSoft, Inc.+#...............................  43,081     157,246
       Seachange International, Inc.+#................  13,052     222,928
       SeeBeyond Technology Corp.+#...................  26,469      83,642
       Serena Software, Inc.+#........................  13,396     279,307
       SPSS, Inc.+....................................   7,554     120,788
       SS&C Technologies, Inc.........................   7,250     162,327
       Stellent, Inc.+#...............................  10,830      85,015
       SupportSoft, Inc.+#............................  19,366      98,379
       Synnex Corp.+#.................................   3,497      74,836
       Talx Corp......................................   7,281     214,061
       Tradestation Group, Inc.+......................  10,018      74,334
       Transaction Systems Architects, Inc., Class A+.  19,848     407,281
       Tumbleweed Communications Corp.+...............  25,447      89,064
       Ulticom, Inc.+#................................   5,522      99,120
       Ultimate Software Group, Inc.+.................   8,751     111,750
       Verint Systems, Inc.+..........................   6,238     256,631
       Verity, Inc.+..................................  15,887     217,811
       Vignette Corp.+................................ 154,101     195,708
       WatchGuard Technologies, Inc.+.................  17,860      73,226
       WebEx Communications, Inc.+#...................  16,078     381,692
       Wind River Systems, Inc.+......................  37,892     458,493
       Witness Systems, Inc.+.........................  10,956     164,230
                                                               -----------
                                                                22,794,353
                                                               -----------
     Insurance -- 2.61%
       21st Century Insurance Group(1)................  11,814     153,346
       Affirmative Insurance Holdings, Inc.#..........   5,017      83,884
       Alfa Corp.#....................................  17,616     266,882
       American Medical Security Group, Inc.+.........   6,330     204,649
       American Physicians Capital, Inc.+.............   4,538     151,161
       AMERIGROUP Corp.+..............................  13,206     911,214
       AmerUs Group Co.#..............................  20,987     914,404
       Argonaut Group, Inc.+#.........................  12,484     248,182
       Baldwin & Lyons, Inc., Class B#................   4,277     111,202
       Bristol West Holdings, Inc.....................   8,074     162,853
       Centene Corp.+.................................  10,814     578,549
       Ceres Group, Inc.+.............................  16,093      80,465
       Citizens, Inc., Class A+#......................  16,729     107,902
       CNA Surety Corp.+..............................   8,307     108,489
       Commerce Group, Inc............................  12,951     769,160
       Crawford & Co., Class B#.......................   6,865      53,890
       Delphi Financial Group, Inc., Class A..........  13,181     612,389
       Direct General Corp.#..........................   8,451     240,853
       Donegal Group, Inc., Class A...................   3,343      71,874
       EMC Insurance Group, Inc.......................   1,184      25,705
       Enstar Group, Inc.+#...........................   1,701     105,292
       FBL Financial Group, Inc., Class A.............   6,640     188,709
       First Acceptance Corp.+#.......................  10,913      94,943
       FPIC Insurance Group, Inc.+#...................   4,281     141,401
       Great American Financial Resources, Inc........   3,870      67,570
       Harleysville Group, Inc........................   6,895     165,756
       Hilb, Rogal & Hamilton Co.#....................  16,433     570,061
       Horace Mann Educators Corp.....................  22,803     433,257
       Independence Holding Co.#......................   2,442      44,176
       Infinity Property & Casualty Corp..............  11,024     407,888

November 30, 2004 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   93
                                          - CONTINUED


                                                                Value
                                                       Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCKS (continued)
      Insurance (continued)
        Kansas City Life Insurance Co.#...............  1,961 $    96,952
        LandAmerica Financial Group, Inc.............. 10,102     539,447
        Midland Co....................................  4,842     153,976
        National Western Life Insurance Co., Class A+.  1,169     189,600
        Navigators Group, Inc.+.......................  4,573     129,187
        NYMAGIC, Inc..................................  1,760      43,173
        Ohio Casualty Corp.+.......................... 32,736     703,169
        Penn-America Group, Inc.......................  5,122      75,857
        Philadelphia Cons. Holding Corp.+.............  9,513     649,262
        Phoenix Cos., Inc.#........................... 50,492     616,002
        PMA Capital Corp., Class A+#.................. 14,416     143,439
        Presidential Life Corp........................ 11,369     189,976
        ProAssurance Corp.+........................... 13,974     545,685
        RLI Corp...................................... 11,953     497,842
        Safety Insurance Group, Inc.#.................  5,353     147,207
        Selective Insurance Group, Inc................ 14,795     662,668
        Sierra Health Services, Inc.+................. 12,275     682,858
        State Auto Financial Corp.....................  7,188     192,638
        Triad Guaranty, Inc.+.........................  4,976     298,560
        UICI.......................................... 20,144     672,810
        United Fire & Casualty Co.#...................  3,843     255,944
        Universal American Financial Corp.+........... 14,109     188,355
        USI Holdings Corp.+#.......................... 18,814     215,985
        Vesta Insurance Group, Inc.#.................. 19,251      72,384
        WellCare Health Plans, Inc.+..................  4,828     158,214
        Zenith National Insurance Corp.#..............  5,681     261,156
                                                              -----------
                                                               16,458,452
                                                              -----------
      Insurance - Life -- 0.02%
        American Equity Investment Life Holding Co.+#. 11,476     112,580
                                                              -----------
      Leisure & Tourism -- 4.31%
        Action Performance Cos., Inc.#................  8,259      89,115
        Alliance Gaming Corp.+#....................... 27,446     331,822
        Alloy, Inc.+#................................. 17,566      79,047
        Ambassadors Group, Inc.#......................  4,269     148,476
        AMC Entertainment, Inc.+...................... 16,685     322,521
        Ameristar Casinos, Inc........................  6,089     245,082
        Arctic Cat, Inc...............................  7,349     196,292
        Argosy Gaming Co.+............................ 13,912     647,743
        Aztar Corp.+.................................. 18,434     623,438
        BJ's Restaurants, Inc.+#......................  5,735      85,796
        Bluegreen Corp.+..............................  8,679     137,996
        Bob Evans Farms, Inc.......................... 18,792     474,498
        Boca Resorts, Inc., Class A+.................. 11,598     277,656
        Boyd Gaming Corp.............................. 24,290     892,900
        Buffalo Wild Wings, Inc.+.....................  3,033     100,483
        California Pizza Kitchen, Inc.+............... 10,205     255,635
        Callaway Golf Co.#............................ 35,892     422,090
        Carmike Cinemas, Inc..........................  4,092     153,204
        CBRL Group, Inc............................... 26,472   1,079,263
        CEC Entertainment, Inc.+...................... 19,937     811,237
        Churchill Downs, Inc..........................  4,080     189,516
        CKE Restaurants, Inc.+#....................... 27,616     345,476
        Cosi, Inc.+#.................................. 10,977      71,899
        Dave & Buster's, Inc.+........................  5,929     110,872
        Dollar Thrifty Automotive Group, Inc.+#....... 13,466     362,101
        Dominos Pizza, Inc.#.......................... 12,935     232,183
        Dover Downs Gaming & Entertainment, Inc.......  5,413      61,113
        Dover Motorsports, Inc........................  8,325      40,460
        Empire Resorts, Inc.+#........................  4,573      49,205
        Escalade, Inc.#...............................  4,192      61,706
        Gaylord Entertainment Co.+#................... 16,275     573,531
        Handleman Co.................................. 12,730     269,876
        Hollywood Entertainment Corp.+................ 28,076     356,284
        IHOP Corp.#................................... 10,786     457,003
        Isle of Capri Casinos, Inc.+#.................  7,197     176,542
        Jack in the Box, Inc.+........................ 19,476     735,803
        Jakks Pacific, Inc.+#......................... 13,519     251,724

                                                             Value
                                                   Shares   (Note 3)

          ------------------------------------------------------------
          Leisure & Tourism (continued)
            K2, Inc.+.............................  22,186 $   374,500
            La Quinta Corp.+@..................... 100,254     807,045
            Lakes Entertainment, Inc.+#...........   8,179     114,097
            Landry's Seafood Restaurants, Inc.#...  11,486     339,411
            Life Time Fitness, Inc.+#.............   6,343     157,624
            Lone Star Steakhouse & Saloon, Inc.#..   8,475     228,740
            Macrovision Corp.+....................  26,317     698,716
            Magna Entertainment Corp., Class A+#..  20,110     120,660
            Marcus Corp...........................  10,530     240,611
            Marine Products Corp..................   4,616     120,939
            Midway Games, Inc.+...................  24,626     266,946
            MTR Gaming Group, Inc.+...............  12,384     124,583
            Multimedia Games, Inc.+#..............  12,624     165,122
            Nautilus Group, Inc.#.................  15,276     332,864
            Navigant International, Inc.+#........   7,506      82,416
            Nevada Gold & Casinos, Inc.+#.........   4,342      47,675
            O'Charley's, Inc.+....................  11,322     215,118
            Panera Bread Co., Class A+#...........  15,148     605,011
            Papa John's International, Inc.+#.....   6,204     220,676
            Party City Corp.+.....................   6,087      77,853
            Penn National Gaming, Inc.+...........  17,084     901,523
            PF Chang's China Bistro, Inc.+#.......  13,653     767,845
            Pinnacle Airlines Corp.+..............  10,352     129,918
            Pinnacle Entertainment, Inc.+.........  18,962     344,729
            Playboy Enterprises, Inc., Class B+...  10,424     126,130
            Rare Hospitality International, Inc.+.  18,138     543,415
            RC2 Corp.+............................   8,805     275,508
            Red Robin Gourmet Burgers, Inc.+......   6,388     328,024
            Republic Airways Holdings, Inc.+......   2,662      30,613
            Scientific Games Corp., Class A+......  40,842     976,124
            SCP Pool Corp.........................  28,461     897,375
            Shuffle Master, Inc.+#................  12,381     569,897
            Six Flags, Inc.+#.....................  49,660     241,348
            Sonic Corp.+..........................  31,682     924,164
            Speedway Motorsports, Inc.............   7,897     290,136
            Sports Resorts International, Inc.+#..     749       2,150
            Steak n Shake Co.+....................  12,969     241,483
            Steinway Musical Instruments, Inc.+...   3,585     101,348
            Sunterra Corp.+#......................   9,898     109,175
            Take-Two Interactive Software, Inc.+#.  23,805     831,985
            THQ, Inc.+#...........................  20,314     435,938
            Tivo, Inc.+#..........................  24,359     114,731
            Trans World Entertainment Corp.+#.....  11,767     132,732
            Travelzoo, Inc.+#.....................     825      76,725
            Triarc Cos., Inc., Class B#...........  19,052     242,913
            Vail Resorts, Inc.+#..................  10,476     238,329
            WMS Industries, Inc.+#................  10,365     308,255
                                                           -----------
                                                            27,242,708
                                                           -----------
          Machinery -- 3.00%
            Actuant Corp., Class A+...............  12,653     594,944
            Albany International Corp., Class A...  13,995     468,133
            Applied Industrial Technologies, Inc..   9,136     380,514
            Astec Industries, Inc.+...............   7,335     122,054
            Aviall, Inc.+.........................  12,599     286,501
            Baldor Electric Co....................  17,574     484,691
            Brady Corp., Class A..................   9,704     592,914
            Bucyrus International, Inc............   6,597     260,582
            Capstone Turbine Corp.+...............  44,429      83,082
            Carbo Ceramics, Inc...................   6,773     526,262
            Clarcor, Inc..........................  13,542     711,226
            Cognex Corp.#.........................  21,312     549,850
            Cuno, Inc.+...........................   9,040     592,391
            EnPro Industries, Inc.+...............  11,064     317,979
            Flowserve Corp.+......................  28,954     730,220
            Franklin Electric Co., Inc............   8,572     348,538
            Gardner Denver, Inc.+.................  10,543     362,679
            General Binding Corp.+................   3,188      42,496

94  SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2004
                            - CONTINUED


                                                             Value
                                                    Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCKS (continued)
         Machinery (continued)
           Global Power Equipment Group, Inc.+#.... 18,049 $   156,846
           Gorman-Rupp Co..........................  4,891     112,004
           Granite Construction, Inc.#............. 17,763     471,430
           IDEX Corp............................... 26,763   1,070,520
           Insituform Technologies, Inc., Class A+. 14,257     332,758
           Intevac, Inc.+#.........................  8,931      62,964
           Ionics, Inc.+#..........................  9,825     424,538
           JLG Industries, Inc..................... 23,318     405,733
           Joy Global, Inc......................... 27,137   1,104,205
           Kadant, Inc.+...........................  7,632     154,548
           Kennametal, Inc......................... 19,464     998,503
           Layne Christensen Co.+#.................  5,258     102,005
           Lindsay Manufacturing Co.#..............  6,276     176,607
           Lufkin Industries, Inc.#................  3,604     145,097
           Manitowoc Co., Inc...................... 14,259     532,574
           Middleby Corp.#.........................  2,382     136,774
           Milacron, Inc.+#........................ 21,072      63,005
           NACCO Industries, Inc., Class A.........  2,503     274,053
           Nordson Corp............................ 14,160     538,930
           Precision Castparts Corp................      1          65
           Presstek, Inc.+#........................ 13,713     146,455
           Quixote Corp............................  4,010      84,050
           Regal-Beloit Corp.#..................... 13,049     368,112
           Robbins & Myers, Inc.#..................  5,804     140,109
           Sauer-Danfoss, Inc......................  5,367     106,589
           Stewart & Stevenson Services, Inc....... 15,334     306,680
           Tecumseh Products Co., Class A..........  8,778     401,945
           Tennant Co..............................  4,053     162,120
           Terex Corp.+............................ 26,313   1,206,188
           Toro Co................................. 12,192     883,920
           Wabtec Corp............................. 21,199     436,063
                                                           -----------
                                                            18,960,446
                                                           -----------
         Manufacturing -- 0.04%
           Applied Films Corp.+#...................  7,871     174,421
           Greenbrier Companies, Inc...............  3,027      90,023
           Mascotech, Inc.(5)......................  9,672           0
                                                           -----------
                                                               264,444
                                                           -----------
         Medical - Biomedical/Gene -- 0.74%
           Alexion Pharmaceuticals, Inc.+#......... 14,423     298,268
           Axonyx, Inc.+#.......................... 27,346     201,267
           Barrier Therapeutics, Inc.+#............  3,491      58,230
           Biocryst Pharmaceuticals, Inc.+#........  8,723      57,572
           CancerVax Corp.+#.......................  8,820      83,525
           Corgentech, Inc.+#......................  3,286      59,805
           Cytogen Corp.+#.........................  8,277      81,529
           Cytokinetics, Inc.+#....................  4,037      34,718
           Decode Genetics, Inc.+#................. 25,628     166,582
           Encysive Pharmaceuticals, Inc.+#........ 30,435     330,220
           Exelixis, Inc.+......................... 33,615     301,527
           Genaera Corp.+#......................... 27,979     101,004
           Genencor International, Inc.+...........  3,990      64,638
           GTx, Inc.+#.............................  2,896      38,806
           Human Genome Sciences, Inc.+#........... 69,246     761,706
           Keryx Biopharmaceuticals, Inc.+......... 11,552     141,281
           Kosan Biosciences, Inc.+#............... 11,269      72,572
           Lifecell Corp.+#........................ 15,163     156,785
           Marshall Edwards, Inc.+#................  3,829      34,691
           Momenta Pharmaceuticals, Inc.+#.........  3,279      26,527
           Myogen, Inc.+#..........................  7,450      60,792
           Myriad Genetics, Inc.+#................. 16,361     314,786
           Oscient Pharmaceuticals Corp.+#......... 32,396     105,611
           Progenics Pharmaceuticals, Inc.+#.......  6,278      93,856
           Regeneron Pharmaceuticals, Inc.+........ 20,255     186,751
           Tercica, Inc.+#.........................  3,038      30,836
           Transkaryotic Therapies, Inc.+#......... 15,636     356,657
           Vertex Pharmaceuticals, Inc.+#.......... 42,052     446,592
                                                           -----------
                                                             4,667,134
                                                           -----------

                                                             Value
                                                     Shares (Note 3)

           ---------------------------------------------------------
           Medical Technology -- 2.24%
             Abaxis, Inc.+#.........................  9,319 $116,860
             Aksys, Ltd.+#..........................  4,297   28,403
             Albany Molecular Research, Inc.+#...... 12,392  132,842
             AngioDynamics, Inc.+...................  3,011   48,176
             Animas Corp.+#.........................  2,265   36,693
             Applera Corp. - Celera Genomics Group+. 38,938  548,247
             Ariad Pharmaceuticals, Inc.+#.......... 27,915  161,070
             Aspect Medical Systems, Inc.+#.........  6,556  159,966
             Avant Immunotherapeutics, Inc.+#....... 39,652   73,356
             Bio-Rad Laboratories, Inc., Class A+...  9,283  526,346
             Bio-Reference Labs, Inc.+#.............  4,446   73,003
             Biolase Technology, Inc.#.............. 11,474  103,725
             Biosite, Inc.+#........................  6,912  384,929
             Cambrex Corp........................... 13,936  345,613
             Cardiac Science, Inc.+#................ 39,130   82,956
             CardioDynamics International Corp.+#... 19,209   87,785
             Cell Genesys, Inc.+#................... 23,839  174,978
             Cepheid, Inc.+#........................ 22,263  205,042
             Ciphergen Biosystems, Inc.+#........... 12,353   39,777
             Connetics Corp.+#...................... 16,768  350,619
             CTI Molecular Imaging, Inc.+#.......... 16,603  222,148
             CuraGen Corp.+#........................ 22,980  138,569
             Curis, Inc.+........................... 22,118   89,578
             Cyberonics, Inc.+#.....................  9,245  171,680
             Digene Corp.+#.........................  7,487  181,058
             Diversa Corp.+......................... 12,607  106,781
             DJ Orthopedics, Inc.+..................  9,535  192,321
             E-Z-Em, Inc.+..........................  3,517   51,172
             Enzo Biochem, Inc.+#................... 13,516  260,183
             Enzon Pharmaceuticals, Inc.+........... 23,403  316,877
             Geron Corp.+#.......................... 24,070  167,287
             Haemonetics Corp.+..................... 10,418  363,588
             Hanger Orthopedic Group, Inc.+#........ 11,428   89,138
             Hologic, Inc.+......................... 10,883  271,966
             II-VI, Inc.+...........................  5,984  258,210
             Illumina, Inc.+........................ 15,525  117,990
             Immucor Corp.+......................... 15,905  511,346
             Immunicon Corp.+#......................  3,218   25,583
             Immunomedics, Inc.+#................... 24,070   67,637
             Incyte Genomics, Inc.+#................ 32,580  334,597
             Integra LifeSciences Corp.+#........... 10,823  367,874
             InterMune, Inc.+#...................... 15,316  190,072
             Laserscope+#...........................  9,650  313,818
             LCA-Vision, Inc.#......................  5,492  180,138
             Lexicon Genetics, Inc.+#............... 33,806  237,656
             Lifeline Systems, Inc.+................  5,911  159,893
             Luminex Corp.+#........................ 14,314  128,969
             Maxim Pharmaceuticals, Inc.+#.......... 15,113   43,979
             Maxygen, Inc.+......................... 12,017  121,252
             Nanogen, Inc.+#........................ 18,160   81,538
             Neose Technologies, Inc.+#............. 11,027   77,079
             Northfield Laboratories, Inc.+#........ 10,153  189,861
             Noven Pharmaceuticals, Inc.+........... 12,480  228,134
             OraSure Technologies, Inc.+#........... 21,190  151,720
             Palatin Technologies, Inc.+#........... 28,111   75,900
             Palomar Medical Technologies, Inc.+#...  6,406  144,327
             Peregrine Pharmaceuticals, Inc.+#...... 67,107   85,226
             Possis Medical, Inc.+..................  8,564   98,829
             Praecis Pharmaceuticals, Inc.+#........ 27,927   58,926
             Quidel Corp.+.......................... 16,867  108,792
             Regeneration Technologies, Inc.+#...... 12,389  115,218
             Seattle Genetics, Inc.+................ 16,653  113,740
             Serologicals Corp.+#................... 13,324  310,982
             Sonic Innovations, Inc.+#..............  9,830   40,008
             Specialty Laboratories, Inc.+..........  4,260   46,775
             Stereotaxis, Inc.+.....................  2,943   28,694
             SurModics, Inc.+#......................  7,570  227,857
             Telik, Inc.+#.......................... 23,319  445,626

November 30, 2004 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   95
                                          - CONTINUED


                                                               Value
                                                     Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCKS (continued)
       Medical Technology (continued)
         Third Wave Technologies, Inc.+#............  14,983 $   120,763
         Thoratec Corp.+#...........................  23,936     239,360
         TriPath Imaging, Inc.+#....................  14,679     105,395
         Urologix, Inc.+#...........................   7,503      53,421
         Ventana Medical Systems, Inc.+#............   7,298     436,055
         Viasys Healthcare, Inc.+...................  16,429     305,908
         West Pharmaceutical Services, Inc..........  15,824     369,965
         Wright Medical Group, Inc.+................  14,177     374,982
         Zoll Medical Corp.+........................   4,909     166,562
                                                             -----------
                                                              14,163,389
                                                             -----------
       Metals -- 1.94%
         AK Steel Holding Corp.+#...................  58,020     749,038
         Allegheny Technologies, Inc................  50,856   1,118,832
         AMCOL International Corp...................  11,492     232,138
         Brush Engineered Materials, Inc.+..........  10,107     197,087
         Carpenter Technology Corp..................  12,174     711,570
         Century Aluminum Co.+......................   9,485     243,006
         CIRCOR International, Inc..................   8,186     170,678
         Cleveland-Cliffs, Inc.#....................   5,708     553,105
         Commercial Metals Co.......................  15,494     702,498
         Gibraltar Industries, Inc.#................  12,547     302,257
         Hecla Mining Co.+#.........................  63,123     428,605
         IMCO Recycling, Inc.+#.....................   7,279     117,629
         Lawson Products, Inc.......................   2,614     127,694
         Maverick Tube Corp.+.......................  22,592     716,166
         Metal Managemet, Inc.+#....................   9,398     246,979
         Metals USA, Inc.+..........................  10,768     201,900
         Mueller Industries, Inc....................  18,669     573,698
         NN, Inc....................................   8,920     113,641
         NS Group, Inc.+............................   9,777     216,658
         Oregon Steel Mills, Inc.+..................  14,167     254,723
         Quanex Corp................................   8,765     517,135
         Reliance Steel & Aluminum Co...............  15,046     600,486
         Royal Gold, Inc.#..........................   8,763     155,280
         RTI International Metals, Inc.+............  11,310     243,731
         Ryerson Tull, Inc..........................  12,548     203,027
         Schnitzer Steel Industries, Inc., Class A#.  10,462     394,731
         Steel Dynamics, Inc.#......................  19,973     809,506
         Steel Technologies, Inc....................   5,354     156,765
         Titanium Metals Corp.+#....................   3,496      80,373
         Tredegar Corp..............................  14,784     275,426
         USEC, Inc..................................  44,750     471,218
         Valmont Industries, Inc....................   7,677     191,618
         Wheeling-Pittsburgh Corp.+#................   4,325     158,209
                                                             -----------
                                                              12,235,407
                                                             -----------
       Mining -- 0.15%
         Coeur d'Alene Mines Corp.+#................ 114,385     525,027
         Compass Minerals International, Inc........   8,051     181,953
         Stillwater Mining Co.+#....................  21,448     254,373
                                                             -----------
                                                                 961,353
                                                             -----------
       Mobile Homes -- 0.31%
         Champion Enterprises, Inc.+................  37,593     431,568
         Coachmen Industries, Inc.#.................   7,517     120,798
         Fleetwood Enterprises, Inc.+...............  28,630     387,937
         Monaco Coach Corp..........................  13,933     277,267
         Palm Harbor Homes, Inc.+#..................   5,071      79,158
         Skyline Corp...............................   3,641     150,555
         Winnebago Industries, Inc.#................  13,854     525,482
                                                             -----------
                                                               1,972,765
                                                             -----------
       Multimedia -- 0.09%
         Entravision Communications Corp.+..........  25,732     211,002
         Journal Communications, Inc., Class A......  10,771     188,923
         Martha Stewart Living, Inc., Class A+#.....   6,217     146,846
                                                             -----------
                                                                 546,771
                                                             -----------

                                                            Value
                                                   Shares  (Note 3)

           ---------------------------------------------------------
           Oil & Gas -- 5.16%
             Atlas America, Inc.+#................  1,227 $   38,945
             Atwood Oceanics, Inc.+...............  5,791    303,622
             Berry Petroleum Co., Class A.........  9,656    447,073
             Brigham Exploration Co.+#............ 12,549    117,333
             Cabot Oil & Gas Corp., Class A....... 17,556    849,359
             Cal Dive International, Inc.+........ 20,396    878,252
             Callon Petroleum Co.+#...............  6,689     93,713
             Cheniere Energy, Inc.+#.............. 10,078    573,035
             Cimarex Energy Co.+.................. 22,081    887,215
             Clayton Williams Energy, Inc.+#......  2,712     62,078
             Comstock Resources, Inc.+............ 18,510    401,852
             Crosstex Energy, Inc.#...............  1,265     50,942
             Delta Petroleum Corp.+#.............. 10,055    158,165
             Denbury Resources, Inc.+............. 29,181    844,790
             DLB Oil and Gas, Inc.(5).............  3,000          0
             Dril-Quip, Inc.+.....................  3,470     82,829
             Edge Petroleum Corp.+................  6,912    105,754
             Encore Acquisition Co.+.............. 12,791    450,371
             Energen Corp......................... 19,398  1,122,368
             Energy Partners, Ltd.+#.............. 12,892    249,718
             Forest Oil Corp.+.................... 26,862    914,114
             Frontier Oil Corp.#.................. 14,162    377,417
             FX Energy, Inc.+#.................... 15,053    151,132
             Giant Industries, Inc.+..............  5,670    158,760
             Global Industries, Ltd.+............. 43,357    372,003
             Grey Wolf, Inc.+..................... 99,437    546,903
             Gulf Island Fabrication, Inc.........  4,267     90,759
             Hanover Compressor Co.+.............. 40,997    598,556
             Harvest Natural Resources, Inc.+..... 19,184    350,108
             Helmerich & Payne, Inc............... 26,902    877,812
             Holly Corp.#......................... 10,863    306,011
             Hornbeck Offshore Services, Inc.+....  3,238     65,408
             Houston Exploration Co.+.............  6,740    403,726
             Hydril Co.+..........................  8,500    398,735
             Input/Output, Inc.+#................. 33,991    298,101
             KCS Energy, Inc.+.................... 26,095    373,941
             Key Energy Services, Inc.+........... 69,682    872,419
             Laclede Group, Inc.#................. 11,058    356,068
             Lone Star Technologies, Inc.+........ 15,352    482,053
             Magnum Hunter Resources, Inc.+....... 46,313    620,594
             Matrix Service Co.+#.................  9,148     68,153
             McMoRan Exploration Co.+#............  7,059    110,756
             Meridian Resource Corp.+#............ 32,507    222,023
             Mission Resources Corp.+#............ 21,660    134,509
             New Jersey Resources Corp............ 14,706    639,711
             Oceaneering International, Inc.+..... 13,315    511,296
             Oil States International, Inc.+...... 15,506    315,857
             Parker Drilling Co.+................. 50,326    219,925
             Penn Virginia Corp...................  9,730    422,866
             Peoples Energy Corp.#................ 20,038    894,096
             Petrocorp, Inc.(2)(5)................  2,364          0
             Petroleum Development Corp.+.........  8,671    356,552
             Plains Exploration & Production Co.+. 41,098  1,151,977
             Quicksilver Resources, Inc.+#........ 15,757    542,041
             Range Resources Corp.#............... 36,052    747,718
             Remington Oil & Gas Corp.+........... 11,523    333,591
             RPC, Inc.............................  5,090    138,702
             Seacor Smit, Inc.+...................  9,902    549,561
             Southwestern Energy Co.+............. 19,256  1,057,154
             Spinnaker Exploration Co.+........... 13,387    485,546
             St. Mary Land & Exploration Co....... 15,233    654,867
             Stone Energy Corp.+.................. 12,299    590,106
             Superior Energy Services, Inc.+...... 28,945    424,913
             Swift Energy Co.+#................... 14,792    448,789
             Syntroleum Corp.+#................... 14,980    103,811
             Tesoro Petroleum Corp.+.............. 34,968  1,158,140
             Tetra Technologies, Inc.+............ 11,908    362,003
             Todco, Class A+......................  6,436    112,694
             TransMontaigne, Inc.+................ 11,584     62,901

96  SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2004
                            - CONTINUED


                                                             Value
                                                    Shares  (Note 3)
          ------------------------------------------------------------
          COMMON STOCKS (continued)
          Oil & Gas (continued)
            Unit Corp.+............................ 20,131 $   797,590
            Universal Compression Holdings, Inc.+..  9,181     342,451
            UNOVA, Inc.+#.......................... 25,589     567,052
            Veritas DGC, Inc.+..................... 18,152     424,757
            Vintage Petroleum, Inc................. 27,134     657,999
            W-H Energy Services, Inc.+............. 13,055     298,437
            Whiting Petroleum Corp.+............... 10,620     361,505
                                                           -----------
                                                            32,602,083
                                                           -----------
          Optical Instruments & Lenses -- 0.08%
            Ocular Sciences, Inc.+................. 10,387     501,838
                                                           -----------
          Paper/Forest Products -- 0.67%
            Buckeye Technologies, Inc.+............ 15,674     194,201
            Caraustar Industries, Inc.+............ 15,181     244,262
            Chesapeake Corp........................ 10,410     280,966
            Deltic Timber Corp.....................  5,281     238,701
            Glatfelter............................. 15,299     220,000
            Graphic Packaging Corp.+#.............. 35,585     290,374
            Longview Fibre Co...................... 27,262     473,813
            Pope & Talbot, Inc.....................  8,415     141,372
            Potlatch Corp.......................... 15,726     797,623
            Rock-Tenn Co., Class A................. 15,592     251,655
            Schweitzer-Mauduit International, Inc..  8,016     277,033
            Universal Forest Products, Inc.........  8,413     363,105
            Wausau-Mosinee Paper Corp.............. 24,372     437,477
                                                           -----------
                                                             4,210,582
                                                           -----------
          Pollution Control -- 0.48%
            Calgon Carbon Corp..................... 18,084     169,085
            Darling International, Inc.+........... 34,069     140,364
            Duratek, Inc.+.........................  5,435     125,059
            KFX, Inc.+#............................ 24,093     362,841
            Mine Safety Appliances Co.............. 11,510     545,574
            Newpark Resources, Inc.+............... 44,727     255,839
            Tetra Tech, Inc.+...................... 29,832     454,640
            TRC Cos., Inc.+#.......................  4,851      86,542
            Waste Connections, Inc.+............... 25,616     872,481
                                                           -----------
                                                             3,012,425
                                                           -----------
          Publishing -- 0.91%
            American Greetings Corp., Class A...... 33,872     901,673
            Banta Corp............................. 13,285     591,183
            Bowne & Co., Inc....................... 18,668     287,487
            Consolidated Graphics, Inc.+...........  6,020     284,746
            Courier Corp.#.........................  3,440     173,995
            Ennis Business Forms, Inc..............  8,750     173,688
            Hollinger International, Inc., Class A. 30,631     573,719
            Journal Register Co.+.................. 22,386     423,319
            Network Equipment Technologies, Inc.+#. 12,800     121,728
            Primedia, Inc.+#....................... 70,424     225,357
            Pulitzer, Inc..........................  4,462     283,828
            Readers Digest Assoc., Inc., Class A... 52,840     755,612
            Scholastic Corp.+...................... 16,110     530,663
            Standard Register Co...................  6,253      82,289
            Thomas Nelson, Inc.....................  5,356     132,293
            Topps Co., Inc......................... 18,921     188,642
            Value Line, Inc.#......................    730      29,201
                                                           -----------
                                                             5,759,423
                                                           -----------
          Railroads & Equipment -- 0.25%
            Florida East Coast Industries, Inc.#... 11,501     490,518
            Genesee & Wyoming, Inc., Class A+......  9,438     260,206
            Kansas City Southern+.................. 33,437     568,763
            RailAmerica, Inc.+#.................... 19,615     251,072
                                                           -----------
                                                             1,570,559
                                                           -----------
          Real Estate -- 0.35%
            Avatar Holdings, Inc.+#................  2,456     116,095
            CB Richard Ellis Group, Inc.+.......... 13,464     364,740
            Consolidated-Tomoka Land Co.#..........  3,008     120,681

                                                              Value
                                                     Shares  (Note 3)

         Real Estate (continued)
           Jones Lang LaSalle, Inc.+................ 17,017 $  610,910
           LNR Property Corp.#......................  9,139    571,645
           Reading International, Inc., Class A+#...  7,691     64,681
           Tarragon Reality Investors, Inc.+#.......  3,566     51,315
           Trammell Crow Co.+....................... 17,460    298,566
                                                            ----------
                                                             2,198,633
                                                            ----------
         Real Estate Investment Trusts -- 6.26%
           Acadia Realty Trust...................... 13,084    198,223
           Affordable Residential Communities#...... 13,180    170,022
           Alexander's, Inc.+#......................  1,018    214,798
           Alexandria Real Estate Equities, Inc..... 10,343    742,627
           American Campus Communities, Inc.........  6,458    134,972
           American Financial Reality Trust......... 58,524    871,422
           American Home Mortgage Investment Corp... 18,524    606,476
           AMLI Residential Properties Trust........ 13,505    438,777
           Anthracite Capital, Inc.................. 28,395    338,468
           Anworth Mtg. Asset Corp.................. 23,823    253,000
           Arbor Realty Trust, Inc.#................  3,742     88,311
           Ashford Hospitality Trust, Inc........... 10,686    105,791
           Bedford Property Investors, Inc..........  7,730    215,667
           BioMed Realty Trust, Inc................. 14,589    287,257
           Brandywine Realty Trust.................. 25,614    728,718
           Capital Automotive REIT.................. 17,576    592,487
           Capital Lease Funding, Inc............... 12,076    152,761
           Capital Trust, Inc.#.....................  5,175    169,999
           Capstead Mtg. Corp.#.....................  8,710     95,462
           CarrAmerica Realty Corp.................. 29,007    939,537
           Cedar Shopping Centers, Inc..............  8,783    119,449
           Colonial Properties Trust................ 10,108    400,277
           Commercial Net Lease Realty, Inc......... 27,567    560,437
           Cornerstone Realty Income Trust, Inc..... 26,768    267,948
           Corporate Office Properties Trust........ 18,127    503,568
           Correctional Properties Trust............  5,859    166,571
           Cousins Properties, Inc.................. 19,170    628,776
           CRT Properties, Inc...................... 14,325    351,536
           EastGroup Properties, Inc................ 11,183    420,704
           Entertainment Properties Trust........... 12,559    538,907
           Equity Inns, Inc......................... 24,256    250,322
           Equity Lifestyle Properties, Inc.........  9,947    361,076
           Equity One, Inc.......................... 18,126    412,185
           Essex Property Trust, Inc................ 12,214    983,593
           Extra Space Storage, Inc................. 10,784    149,898
           FelCor Lodging Trust, Inc.+#............. 26,326    340,658
           First Industrial Realty Trust, Inc....... 21,999    875,560
           Gables Residential Trust#................ 15,616    557,023
           Getty Realty Corp........................  9,353    271,143
           Glenborough Realty Trust, Inc............ 14,855    324,433
           Glimcher Realty Trust#................... 18,950    510,703
           Global Signal, Inc.......................  5,129    148,997
           Government Properties Trust, Inc......... 10,297    109,148
           Gramercy Capital Corp.+..................  5,044     91,397
           Healthcare Realty Trust, Inc............. 25,441  1,035,449
           Heritage Property Investment Trust, Inc.. 14,490    465,129
           Highland Hospitality Corp................ 18,454    207,792
           Highwoods Properties, Inc................ 28,624    740,503
           Home Properties of New York, Inc......... 17,467    719,291
           HomeBanc Corp.#.......................... 18,409    165,865
           IMPAC Mtg. Holdings, Inc.#............... 35,238    825,626
           Innkeepers USA Trust..................... 17,447    235,186
           Investors Real Estate Trust.............. 21,952    231,813
           Kilroy Realty Corp....................... 15,154    612,525
           Kite Realty Group Trust..................  9,153    127,044
           Kramont Realty Trust..................... 12,839    258,321
           LaSalle Hotel Properties................. 14,793    454,145
           Lexington Corporate Properties Trust..... 25,694    577,344
           LTC Properties, Inc.#....................  7,872    148,387
           Luminent Mtg. Capital, Inc............... 19,473    244,386
           Maguire Properties, Inc.................. 18,118    476,685
           Meristar Hospitality Corp.+.............. 46,405    315,554

November 30, 2004 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   97
                                          - CONTINUED


                                                              Value
                                                     Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCKS (continued)
        Real Estate Investment Trusts (continued)
          MFA Mtg. Investments, Inc................. 40,579 $   370,892
          Mid-America Apartment Communities, Inc....  9,500     374,870
          Mission West Properties, Inc..............  9,477      97,139
          MortgageIT Holdings, Inc.+................  7,791     133,226
          National Health Investors, Inc............ 12,190     352,901
          Nationwide Health Properties, Inc......... 35,481     812,515
          New Century Financial Corp................ 15,158     958,895
          Newcastle Investment Corp................. 18,129     568,888
          Novastar Financial, Inc.#................. 13,340     586,827
          Omega Healthcare Investors, Inc........... 24,734     309,422
          Origen Financial, Inc.#...................  4,394      30,934
          Parkway Properties, Inc.#.................  5,864     293,786
          Pennsylvania Real Estate Investment Trust. 16,761     683,011
          Post Properties, Inc...................... 21,225     723,772
          Prentiss Properties Trust................. 23,746     887,863
          Price Legacy Corp.#....................... 11,707     223,604
          PS Business Parks, Inc....................  8,403     376,875
          RAIT Investment Trust..................... 13,624     381,472
          Ramco-Gershenson Properties Trust.........  7,613     231,664
          Realty Income Corp.#...................... 21,144   1,053,606
          Redwood Trust, Inc........................  9,366     545,382
          Saul Centers, Inc.........................  5,959     217,206
          Senior Housing Properties Trust........... 28,624     563,320
          Sovran Self Storage, Inc..................  7,937     335,259
          Strategic Hotel Capital, Inc.............. 10,795     163,005
          Summit Properties, Inc.................... 14,995     477,591
          Sun Communities, Inc......................  8,602     339,177
          Tanger Factory Outlet Centers, Inc........  7,257     363,648
          Taubman Centers, Inc...................... 26,530     779,982
          Town and Country Trust#...................  9,297     262,175
          U.S. Restaurant Properties, Inc.#......... 12,037     218,472
          Universal Health Realty Income Trust......  6,267     205,119
          Urstadt Biddle Properties, Inc., Class A#. 11,226     189,158
          Washington Real Estate Investment Trust... 22,291     734,043
          Winston Hotels, Inc....................... 12,372     140,793
                                                            -----------
                                                             39,516,621
                                                            -----------
        Registered Investment Companies -- 0.02%
          Gladstone Capital Corp.#..................  4,622     113,378
                                                            -----------
        Retail -- 3.27%
          99 Cents Only Stores+#.................... 26,134     389,919
          Aaron Rents, Inc., Class B................ 20,240     491,022
          AC Moore Arts & Crafts, Inc.+#............  7,333     211,117
          Advanced Marketing Services, Inc.#........  7,597      81,668
          Big 5 Sporting Goods Corp................. 10,840     295,173
          Blue Nile, Inc.+#.........................  1,999      51,534
          Blyth, Inc................................ 15,323     449,117
          Bombay Co., Inc.+#........................ 18,965     131,238
          Bon-Ton Stores, Inc.......................  2,759      38,626
          Brookstone, Inc.+......................... 10,697     195,755
          Building Materials Holding Corp...........  7,153     260,727
          Burlington Coat Factory Warehouse Corp....  9,767     227,669
          Casey's General Stores, Inc............... 26,683     516,850
          Cash America International, Inc........... 15,130     388,085
          Central Garden & Pet Co.+#................  8,996     348,145
          Coldwater Creek, Inc.+.................... 11,710     306,802
          Conns, Inc.+#.............................  3,695      65,512
          Cost Plus, Inc.+#......................... 11,656     370,428
          Deb Shops, Inc............................  2,264      55,808
          Department 56, Inc.+......................  7,061     119,543
          Design Within Reach, Inc.+#...............  2,232      36,493
          Dick's Sporting Goods, Inc.+#............. 16,081     578,916
          Drugstore.Com, Inc.+...................... 23,629      76,794
          First Cash Financial Services, Inc.+......  6,261     163,036
          Fred's, Inc., Class A#.................... 20,882     361,885
          Gamestop Corp., Class A+#.................  7,873     166,042
          Gander Mountain Co.+#.....................  3,249      42,624
          Great Atlantic & Pacific Tea Co.+#........  8,821      66,687

                                                           Value
                                                  Shares  (Note 3)

           ---------------------------------------------------------
           Retail (continued)
             Guitar Center, Inc.+................ 12,993 $   628,601
             Hancock Fabrics, Inc................ 10,080     100,699
             Hibbett Sporting Goods, Inc.+....... 12,485     309,253
             Homestore Common, Inc.+#............ 60,281     156,731
             Imagistics International, Inc.+#....  8,887     318,155
             Ingles Markets, Inc., Class A#......  5,444      69,629
             Insight Enterprises, Inc.+.......... 25,819     522,318
             Jo-Ann Stores, Inc.+................ 10,071     277,154
             Jos. A. Bank Clothiers, Inc.+#......  5,459     143,572
             Kirkland's, Inc.+...................  5,908      56,717
             Krispy Kreme Doughnuts, Inc.+....... 29,289     294,940
             Leapfrog Enterprises, Inc.+#........ 14,656     205,184
             Linens 'N Things, Inc.+............. 24,069     597,874
             Longs Drug Stores Corp.............. 16,127     430,591
             MarineMax, Inc.+....................  6,210     182,574
             Men's Wearhouse, Inc.+#............. 16,860     533,619
             Movado Group, Inc...................  8,105     149,132
             Movie Gallery, Inc.#................ 14,196     247,436
             Myers Industries, Inc............... 13,021     147,528
             Nash Finch Co.#.....................  6,566     243,664
             Nu Skin Enterprises, Inc., Class A.. 28,041     630,362
             Overstock.com, Inc.+#...............  5,807     413,807
             Pantry, Inc.+#......................  6,191     170,376
             Pathmark Stores, Inc.+.............. 16,050      88,436
             PC Mall, Inc.+#.....................  4,152     100,894
             Pozen, Inc.+#....................... 12,799      88,825
             Priceline.com, Inc.+#............... 12,738     304,056
             Restoration Hardware, Inc.+#........ 14,036      71,443
             Retail Ventures, Inc.+..............  7,058      51,735
             Ruddick Corp........................ 17,629     384,488
             Rush Enterprises, Inc.+.............  3,112      50,165
             Ryans Restaurant Group, Inc.+....... 22,447     342,766
             School Specialty, Inc.+............. 12,091     459,458
             Select Comfort Corp.+#.............. 19,425     378,593
             Sharper Image Corp.+#...............  6,254     119,827
             ShopKo Stores, Inc.+#............... 15,663     280,054
             Smart & Final, Inc.+#...............  6,663      96,480
             Sports Authority, Inc.+#............ 11,883     338,784
             Sturm, Ruger & Co., Inc............. 11,304     102,640
             Systemax, Inc.+#....................  5,136      35,438
             Tractor Supply Co.+................. 16,600     526,552
             Tuesday Morning Corp.+#............. 13,736     460,019
             United Stationers, Inc.+............ 18,069     865,144
             Weis Markets, Inc...................  5,994     230,170
             West Marine, Inc.+#.................  7,161     165,419
             Winn-Dixie Stores, Inc.#............ 43,855     175,420
             Yankee Candle Co., Inc.+............ 26,531     808,134
             Zale Corp.+@........................ 28,311     828,097
                                                         -----------
                                                          20,670,168
                                                         -----------
           Retirement/Aged Care -- 0.06%
             Sunrise Senior Living, Inc.+#.......  8,665     372,162
                                                         -----------
           Savings & Loan -- 2.02%
             Anchor BanCorp Wisconsin, Inc....... 10,502     306,763
             Bank Mutual Corp.................... 42,050     518,476
             BankAtlantic Bancorp, Inc., Class A. 22,708     431,452
             Bankunited Financial Corp.+......... 14,194     436,324
             Berkshire Hills Bancorp, Inc.#......  2,844     103,806
             Beverly Hills Bancorp, Inc.#........  7,054      69,905
             BFC Financial Corp.+................  3,689      41,612
             Brookline Bancorp, Inc.#............ 31,497     510,251
             Charter Financial Corp.#............  2,116      86,566
             Citizens First Bancorp, Inc.........  4,547     118,449
             Clifton Savings Bancorp, Inc.#......  7,333      94,596
             Coastal Financial Corp.#............  6,842     103,998
             Commercial Capital Bancorp, Inc..... 19,385     462,526
             CSF Holdings, Inc.(5)...............  2,375           0
             Dime Community Bancshares........... 16,504     302,848

98  SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2004
                            - CONTINUED


                                                             Value
                                                    Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCKS (continued)
         Savings & Loan (continued)
           Downey Financial Corp................... 10,459 $   603,903
           Fidelity Bankshares, Inc................  7,028     288,359
           First Financial Holdings, Inc...........  6,710     219,685
           First Indiana Corp.#....................  6,301     145,994
           First Niagara Financial Group, Inc...... 44,921     648,659
           First Place Financial Corp..............  7,265     163,463
           FirstFed Financial Corp.+...............  9,052     476,316
           Flagstar Bancorp, Inc.#................. 16,984     370,081
           Flushing Financial Corp.................  9,021     191,696
           Franklin Bank Corp.+....................  5,676     103,644
           Harbor Florida Bancshares, Inc.......... 11,100     389,610
           Horizon Financial Corp.#................  5,555     113,933
           Hudson River Bancorp, Inc............... 16,194     327,929
           Itla Capital Corp.+#....................  2,855     155,969
           K-Fed Bancorp#..........................  3,036      46,147
           KNBT Bancorp, Inc....................... 16,301     279,073
           MAF Bancorp, Inc........................ 14,864     682,258
           NASB Financial, Inc.#...................  1,643      65,802
           Northwest Bancorp, Inc.................. 10,057     260,175
           OceanFirst Financial Corp.#.............  4,992     126,597
           Ocwen Financial Corp.+#................. 19,730     184,081
           Partners Trust Financial Group, Inc..... 16,496     184,590
           PennFed Financial Services, Inc.#.......  4,846      83,254
           PFF Bancorp, Inc........................  6,613     298,908
           Provident Bancorp, Inc.................. 21,146     280,396
           Provident Financial Holdings, Inc.......  2,678      78,198
           Provident Financial Services, Inc....... 40,196     781,008
           Sterling Financial Corp.+............... 12,059     481,757
           TierOne Corp............................  9,760     242,146
           United Community Financial Corp.#....... 14,413     165,605
           Waypoint Financial Corp................. 15,971     443,515
           Westfield Financial, Inc.#..............  2,602      66,949
           WSFS Financial Corp.....................  3,204     196,245
                                                           -----------
                                                            12,733,517
                                                           -----------
         Schools -- 0.26%
           Bright Horizons Family Solutions, Inc.+.  7,043     441,948
           Learning Tree International, Inc.+#.....  4,697      61,672
           Princeton Review, Inc.+.................  8,797      52,254
           Strayer Education, Inc..................  7,897     848,769
           Universal Technical Institute, Inc.+#...  7,543     251,182
                                                           -----------
                                                             1,655,825
                                                           -----------
         Semiconductors -- 2.44%
           Actel Corp.+............................ 13,739     235,761
           ADE Corp.+#.............................  5,045      93,131
           Alliance Semiconductor Corp.+........... 10,889      38,111
           Amis Holdings, Inc.+.................... 16,654     252,475
           Artisan Components, Inc.+............... 12,280     423,660
           Asyst Technologies, Inc.+#.............. 25,065     104,270
           ATMI, Inc.+............................. 16,657     383,444
           August Technology Corp.+#...............  9,477      80,081
           Axcelis Technologies, Inc.+............. 53,059     387,331
           Brooks Automation, Inc.+#............... 23,788     365,146
           Cirrus Logic, Inc.+#.................... 45,026     267,004
           Cohu, Inc............................... 11,446     191,835
           Credence Systems Corp.+#................ 51,366     392,436
           Diodes, Inc.+...........................  3,816      94,904
           Dupont Photomasks, Inc.+#...............  7,818     206,239
           Emulex Corp.+#.......................... 43,861     620,195
           Entegris, Inc.+......................... 23,265     227,532
           ESS Technology, Inc.+#.................. 17,881     126,061
           Exar Corp.+............................. 21,825     305,113
           FormFactor, Inc.+....................... 14,798     356,780
           FSI International, Inc.+................ 15,942      71,739
           Genesis Microchip, Inc.+#............... 17,126     279,325
           Helix Technology Corp................... 13,938     210,046
           Integrated Device Technology, Inc.+..... 56,259     638,540
           Integrated Silicon Solution, Inc.+#..... 19,043     145,869

                                                                  Value
                                                        Shares   (Note 3)

    -----------------------------------------------------------------------
    Semiconductors (continued)
      IXYS Corp.+#.....................................  10,024 $    93,123
      Kopin Corp.+#....................................  37,395     151,824
      Kulicke & Soffa Industries, Inc.+#...............  27,120     202,858
      Lattice Semiconductor Corp.+.....................  60,380     322,308
      Leadis Technology, Inc.+#........................   3,197      31,075
      LTX Corp.+.......................................  32,502     232,064
      Mattson Technology, Inc.+#.......................  21,292     199,080
      Micrel, Inc.+....................................  36,514     389,969
      Microsemi Corp.+.................................  31,728     564,758
      MKS Instruments, Inc.+...........................  17,307     294,046
      Monolithic Systems Technology, Inc.+.............  12,462      58,198
      Mykrolis Corp.+..................................  22,019     269,953
      Omnivision Technologies, Inc.+#..................  29,688     529,634
      ON Semiconductor Corp.+#.........................  64,222     234,410
      Pericom Semiconductor Corp.+#....................  11,822     103,797
      Photronics, Inc.+................................  17,357     327,006
      PLX Technology, Inc.+#...........................  11,475     103,390
      Power Integrations, Inc.+........................  14,711     290,248
      Rudolph Technologies, Inc.+......................   6,860     109,760
      Semitool, Inc.+..................................   8,685      77,818
      Sigmatel, Inc.+#.................................  13,126     469,648
      Siliconix, Inc.+.................................   3,126     115,631
      Sirf Technology Holdings, Inc.+..................   5,850      74,119
      Skyworks Solutions, Inc.+........................  79,892     793,328
      Stakek Holdings, Inc.+...........................   5,456      23,297
      Supertex, Inc.+#.................................   4,762     103,573
      Tessera Technologies, Inc.+......................  12,858     457,102
      Transmeta Corp.+#................................  79,488     134,335
      Tripath Technology, Inc.+#.......................  18,253      15,515
      Triquint Semiconductor, Inc.+....................  72,644     314,549
      Ultratech Stepper, Inc.+.........................  11,311     194,889
      Varian Semiconductor Equipment Associates, Inc.+.  19,375     688,200
      Veeco Instruments, Inc.+#........................  13,790     267,388
      Vitesse Semiconductor Corp.+#.................... 115,848     377,664
      Volterra Semiconductor Corp.+#...................   2,413      50,938
      Zoran Corp.+.....................................  22,804     270,227
                                                                -----------
                                                                 15,432,750
                                                                -----------
    Telecommunications -- 1.95%
      AirGate PCS, Inc.+...............................   6,306     204,756
      Airspan Networks, Inc.+#.........................  16,424      90,168
      Alamosa PCS Holdings, Inc.+#.....................  39,387     429,318
      Alaska Communications Systems Holdings, Inc.+#...   5,245      45,055
      Anaren, Inc.+....................................  10,488     140,896
      Applied Signal Technology, Inc...................   5,244     199,062
      Arris Group, Inc.+#..............................  46,413     264,090
      Aspect Communications Corp.+.....................  21,697     235,412
      Atheros Communications, Inc.+#...................   4,955      55,446
      Audiovox Corp., Class A+#........................   9,184     137,301
      Avanex Corp.+#...................................  42,516     131,800
      Boston Communications Group, Inc.+#..............   9,777      87,015
      Brightpoint, Inc.+...............................   9,572     182,921
      Broadwing Corp.+#................................  20,773     137,933
      Carrier Access Corp.+#...........................  10,675      96,395
      Centennial Communications Corp., Class A+#.......   6,329      41,835
      Comtech Telecommunications Corp.+#...............   7,587     238,839
      CT Communications, Inc...........................  10,075     133,292
      D&E Communications, Inc.#........................   6,935      90,849
      Digi International, Inc.+........................  11,442     176,092
      Ditech Communications Corp.+.....................  15,976     251,782
      Dobson Communications Corp., Class A+#...........  58,749     106,336
      Eagle Broadband, Inc.+#.......................... 107,797      92,705
      EMS Technologies, Inc.+..........................   5,913      92,775
      Finisar Corp.+#..................................  88,265     161,525
      General Communication, Inc.+.....................  24,237     248,187
      Golden Telecom, Inc.#............................   7,551     228,780
      Infonet Services Corp., Class B+.................  33,352      66,370
      Intrado, Inc.+#..................................   9,218     124,627
      ITC Deltacom, Inc.+#.............................   6,695      11,448

November 30, 2004 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   99
                                          - CONTINUED


                                                             Value
                                                   Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCKS (continued)
         Telecommunications (continued)
           Ixia+#.................................  14,104 $   198,866
           KVH Industries, Inc.+#.................   7,693      77,699
           MasTec, Inc.+#.........................  12,528     105,110
           MRV Communications, Inc.+#.............  56,360     217,493
           Netgear, Inc.+#........................  11,548     189,387
           NMS Communications Corp.+..............  24,818     158,537
           North Pittsburgh Systems, Inc.#........   8,009     200,946
           Novatel Wireless, Inc.+#...............   9,839     207,209
           Powerwave Technologies, Inc.+#.........  55,622     449,871
           Price Communications Corp.+............  21,405     387,645
           Primus Telecommunications Group, Inc.+.  39,505     119,700
           PTEK Holdings, Inc.+...................  33,573     353,524
           Remec, Inc.+#..........................  32,841     198,031
           RF Micro Devices, Inc.+#...............  99,173     690,244
           SafeNet, Inc.+#........................  12,683     452,276
           SBA Communcations Corp.+#..............  22,865     219,504
           Shenandoah Telecommunications Co.#.....   3,503     103,584
           Spectralink Corp.#.....................  10,163     148,888
           Stratex Networks, Inc.+#...............  44,925      92,546
           SureWest Communications#...............   7,779     221,468
           Sycamore Networks, Inc.+...............  93,169     349,384
           Symmetricom, Inc.+#....................  23,952     258,682
           Talk America Holdings, Inc.+#..........  14,243      90,016
           Tekelec+...............................  26,479     619,873
           Terayon Communication Systems+.........  35,645      70,934
           Terremark Worldwide, Inc.+............. 160,220     104,143
           Time Warner Telecom, Inc., Class A+....  26,485     100,378
           Tippingpoint Technologies, Inc.+#......   1,746      60,674
           Triton PCS Holdings, Inc., Class A+....  20,368      50,920
           UbiquiTel, Inc.+.......................  37,549     244,069
           USA Mobility, Inc.+#...................  14,931     542,891
           ViaSat, Inc.+..........................  11,115     231,970
           Westell Technologies, Inc., Class A+...  26,267     172,049
           WJ Communications, Inc.+#..............  16,896      57,277
           Zhone Technologies, Inc.+#.............  28,939      70,611
                                                           -----------
                                                            12,319,409
                                                           -----------
         Textile - Products -- 0.13%
           Angelica Corp..........................   4,767     120,843
           G&K Services, Inc., Class A............   9,312     382,537
           UniFirst Corp..........................   4,827     133,418
           Wellman, Inc.#.........................  17,020     175,136
                                                           -----------
                                                               811,934
                                                           -----------
         Therapeutics -- 1.12%
           Abgenix, Inc.+.........................  43,376     440,266
           AtheroGenics, Inc.+#...................  19,754     468,367
           Bioenvision, Inc.+#....................  11,274     116,122
           BioMarin Pharmaceutical, Inc.+#........  34,354     183,107
           Cell Therapeutics, Inc.+#..............  26,874     201,018
           Corcept Therapeutics, Inc.+#...........   2,405      10,750
           CV Therapeutics, Inc.+#................  16,803     364,289
           Cypress Biosciences, Inc.+.............  15,674     182,602
           Discovery Laboratories, Inc.+#.........  24,946     174,123
           Dov Pharmaceutical, Inc.+#.............   7,548     139,713
           Dyax Corp.+............................  13,973     110,806
           Hollis-Eden Pharmaceuticals+#..........   7,343      74,458
           Inspire Phamaceuticals, Inc.+..........  20,256     362,785
           Ista Pharmaceuticals, Inc.+#...........   4,346      43,503
           Mannkind Corp.+#.......................   6,933     108,848
           Medarex, Inc.+#........................  42,221     460,209
           Medicines Co.+#........................  25,457     634,898
           Nabi Biopharmaceuticals+...............  30,723     442,411
           Nitromed, Inc.+#.......................   5,256     109,850
           NPS Pharmaceuticals, Inc.+#............  19,872     355,908
           Nuvelo, Inc.+#.........................  15,119     147,410
           Onyx Pharmaceuticals, Inc.+#...........  18,500     578,680
           QLT, Inc.+.............................  11,681     187,480

                                                               Value
                                                     Shares   (Note 3)

        ---------------------------------------------------------------
        Therapeutics (continued)
          Renovis, Inc.+#...........................   3,183 $   46,154
          Trimeris, Inc.+#..........................   8,326    103,326
          United Therapeutics Corp.+#...............  10,086    443,885
          Vicuron Phamaceuticals, Inc.+.............  25,006    439,856
          Vion Pharmaceuticals, Inc.+...............  29,544    140,039
                                                             ----------
                                                              7,070,863
                                                             ----------
        Tobacco -- 0.18%
          DIMON, Inc................................  24,082    156,774
          Standard Commercial Corp..................   5,388    101,402
          Universal Corp............................  13,419    653,237
          Vector Group, Ltd.#.......................  12,844    210,641
                                                             ----------
                                                              1,122,054
                                                             ----------
        Utilities - Communication -- 0.16%
          Cincinnati Bell, Inc.+.................... 130,785    470,826
          Commonwealth Telephone Enterprises, Inc.+.  11,504    559,785
                                                             ----------
                                                              1,030,611
                                                             ----------
        Utilities - Electric -- 1.46%
          Black Hills Corp.#........................  17,302    531,344
          Calpine Corp.+#........................... 236,889    919,129
          Central Vermont Public Service Corp.......   6,460    145,867
          CH Energy Group, Inc.#....................   8,413    390,952
          Cleco Corp................................  25,380    502,524
          CMS Energy Corp.+#........................  87,290    890,358
          Duquesne Light Holdings, Inc.#............  40,661    717,260
          El Paso Electric Co.+.....................  25,401    455,948
          Empire District Electric Co...............  13,544    307,584
          Headwaters, Inc.+#........................  17,918    573,914
          Idacorp, Inc..............................  20,381    656,676
          MGE Energy, Inc...........................  10,658    367,275
          Otter Tail Corp.#.........................  13,811    371,930
          Plug Power, Inc.+#........................  25,846    152,750
          PNM Resources, Inc........................  32,239    820,160
          Sierra Pacific Resources+#................  62,586    641,507
          UIL Holdings Corp.#.......................   6,657    355,883
          UniSource Energy Corp.#...................  18,223    444,459
                                                             ----------
                                                              9,245,520
                                                             ----------
        Utilities - Gas, Distribution -- 0.84%
          EnergySouth, Inc.#........................   3,618    104,162
          Nicor, Inc.#..............................  23,516    867,741
          Northwest Natural Gas Co.#................  14,570    493,340
          NUI Corp.#................................   8,523    116,765
          Piedmont Natural Gas Co., Inc.#...........  40,628    955,164
          South Jersey Industries, Inc..............   7,329    376,784
          Southern Union Co.+#......................  35,314    865,899
          Southwest Gas Corp........................  18,510    470,154
          WGL Holdings, Inc.........................  25,965    787,259
          World Fuel Services Corp..................   5,984    246,541
                                                             ----------
                                                              5,283,809
                                                             ----------
        Utilities - Gas, Pipeline -- 0.07%
          Aquila, Inc.+#............................ 125,802    440,307
                                                             ----------
        Utilities - Miscellaneous -- 0.11%
          Casella Waste Systems, Inc., Class A+.....  10,482    158,383
          Danielson Holdings Corp.+.................  24,470    199,920
          Walter Industries, Inc.#..................  12,581    316,790
                                                             ----------
                                                                675,093
                                                             ----------
        Water Services -- 0.18%
          American States Water Co.#................   8,899    231,463
          California Water Service Group............   9,095    318,052
          Connecticut Water Service, Inc.#..........   4,262    118,612
          Middlesex Water Co.#......................   6,037    120,136
          Pico Holdings, Inc.+#.....................   4,259     87,778
          SJW Corp..................................   3,442    132,689

100 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2004
                            - CONTINUED


                                                              Shares/         Value
                                                          Principal Amount   (Note 3)
---------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Water Services (continued)
  Southwest Water Co.#...................................          8,805   $    119,836
                                                                           ------------
                                                                              1,128,566
                                                                           ------------
Total Common Stock
   (Cost $497,801,230)...................................                   588,980,189
                                                                           ------------
RIGHTS -- 0.00%
Drugs -- 0.00%
  OSI Pharmaceuticals, Inc.
   (Cost $0).............................................          1,002            120
                                                                           ------------
WARRANTS -- 0.00%
Finance Companies -- 0.00%
  Imperial Credit Industries, Inc. Expires 1/31/08(2)(5).            255              0
                                                                           ------------
Information Processing - Software -- 0.00%
  Microstrategy, Inc. Expires 1/31/08....................            491             49
                                                                           ------------
Total Warrants
   (Cost $0).............................................                            49
                                                                           ------------
CORPORATE BONDS -- 0.03%
Home Builders -- 0.01%
  Brookfield Homes Corp.:
   12.00% due 06/30/20...................................   $     34,000         34,085
                                                                           ------------
Metals -- 0.02%
  Mueller Industries, Inc.:
   6.00% due 11/01/14....................................        152,000        149,720
                                                                           ------------
Total Corporate Bonds
   (Cost $186,000).......................................                       183,805
                                                                           ------------
Total Long-Term Investment Securities -- 93.28%
   (Cost $497,987,230)...................................                   589,164,163
                                                                           ------------
SHORT-TERM INVESTMENT SECURITIES -- 28.44%
Collective Investment Pool -- 24.19%
  Securities Lending Quality Trust(3)....................    152,829,522    152,829,522
                                                                           ------------
Commercial Paper -- 3.96%
  San Paolo Financial:
   2.07% due 12/01/04@...................................     10,000,000     10,000,000
  UBS Finance, Inc.:
   2.07% due 12/01/04@...................................     15,000,000     15,000,000
                                                                           ------------
                                                                             25,000,000
                                                                           ------------

                                                            Principal       Value
                                                             Amount        (Note 3)
United States Treasury Bills -- 0.29%
  United States Treasury Bills:
   1.98% due 12/23/04@................................... $    40,000   $      39,952
   1.95% due 12/23/04@...................................      25,000          24,970
   1.88% due 12/09/04@...................................      90,000          89,963
   1.87% due 12/09/04@...................................     655,000         654,729
   1.86% due 12/09/04@...................................     130,000         129,946
   1.85% due 12/09/04@...................................      55,000          54,977
   1.83% due 12/09/04@...................................      90,000          89,963
   1.82% due 12/09/04@...................................      20,000          19,992
   1.81% due 12/30/04@...................................     300,000         299,563
   1.80% due 12/02/04@...................................     100,000          99,995
   1.79% due 12/02/04@...................................      75,000          74,996
   1.78% due 12/02/04@...................................      40,000          39,998
   1.77% due 12/02/04@...................................      75,000          74,996
   1.73% due 12/09/04@...................................     125,000         124,952
                                                                        -------------
                                                                            1,818,992
                                                                        -------------
Total Short-Term Investment Securities
   (Cost $179,648,514)...................................                 179,648,514
                                                                        -------------
REPURCHASE AGREEMENT -- 2.26%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90%, dated 11/30/04, to be repurchased
   12/1/04 in the amount of $14,258,753 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 3.00%, due 7/16/13 and having an
   approximate value of $14,688,188 (Cost
   $14,258,000)@.........................................  14,258,000      14,258,000
                                                                        -------------
TOTAL INVESTMENTS
   (Cost $691,893,744)(4)................................      123.98%    783,070,677
Liabilities in excess of other assets....................      (23.98)%  (151,445,981)
                                                          -----------   -------------
NET ASSETS --                                                  100.00%  $ 631,624,696
                                                          ===========   =============

--------
+  Non-income producing
@ The security or a portion thereof represents collateral for open futures contracts.
#  The security or a portion thereof is out on loan (see Note 3).
(1)Security represents an investment in an affiliated company (see Note 4).
(2)Fair value security (see Note 3)
(3)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(4)See Note 6 for cost of investments on a tax basis.
(5)Illiquid security

Open Futures Contracts
-------------------------------------------------------------------------------------
Number of                     Expiration    Value at      Value as of     Unrealized
Contracts    Description         Date      Trade Date  November 30, 2004 Appreciation
-------------------------------------------------------------------------------------
131 Long  Russell 2000 Index December 2004 $38,708,725    $41,536,825     $2,828,100
                                                                          ==========

See Notes to Financial Statements

November 30, 2004    SOCIAL AWARENESS FUND - PORTFOLIO PROFILE (Unaudited)     101

Industry Allocation*

                   Financial Services................   9.53%
                   Retail............................   7.95%
                   Conglomerates.....................   6.59%
                   Insurance.........................   6.22%
                   Drugs.............................   5.63%
                   Information Processing -- Software   5.46%
                   Banks.............................   5.40%
                   Information Processing -- Hardware   5.16%
                   Oil & Gas.........................   4.56%
                   Telecommunications................   4.25%
                   Household Products................   3.81%
                   Machinery.........................   3.39%
                   Multimedia........................   3.13%
                   Chemical..........................   2.75%
                   Information Processing -- Services   2.42%
                   Hospital Supplies.................   2.21%
                   Broadcasting......................   1.78%
                   Semiconductors....................   1.64%
                   Collective Investment Pool........   1.57%
                   Electronics/Electrical Equipment..   1.55%
                   Finance Companies.................   1.39%
                   Utilities -- Electric.............   1.33%
                   Automotive........................   1.32%
                   Railroads & Equipment.............   1.20%
                   Repurchase Agreement..............   1.04%
                   Schools...........................   0.93%
                   Medical -- Biomedical/gene........   0.90%
                   Freight...........................   0.87%
                   Appliances/Furnishings............   0.86%
                   Photography.......................   0.80%
                   Utilities -- Communication........   0.75%
                   Utilities -- Gas, Pipeline........   0.74%
                   Apparel & Products................   0.71%
                   Beverages.........................   0.61%
                   Hardware & Tools..................   0.60%
                   Utilities -- Gas, Distribution....   0.45%
                   Leisure & Tourism.................   0.42%
                   Building Materials................   0.35%
                   Healthcare........................   0.30%
                   Government Obligations............   0.24%
                   Commercial Services...............   0.17%
                   Medical Technology................   0.09%
                                                      ------
                                                      101.07%
                                                      ======

*  Calculated as a percentage of net assets.

102 SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2004


                                                             Value
                                                   Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCK -- 95.90%
         Apparel & Products -- 0.71%
           Jones Apparel Group, Inc...............  37,732 $ 1,340,618
           Nike, Inc., Class B....................  20,320   1,720,291
                                                           -----------
                                                             3,060,909
                                                           -----------
         Appliances/Furnishings -- 0.86%
           Leggett & Platt, Inc................... 124,630   3,720,205
                                                           -----------
         Automotive -- 1.32%
           Danaher Corp...........................  99,960   5,685,725
                                                           -----------
         Banks -- 5.40%
           Bank of America Corp................... 111,466   5,157,532
           Comerica, Inc..........................  60,710   3,733,665
           U.S. Bancorp...........................  53,400   1,582,242
           Wachovia Corp.......................... 125,740   6,507,045
           Wells Fargo & Co....................... 102,230   6,314,747
                                                           -----------
                                                            23,295,231
                                                           -----------
         Beverages -- 0.61%
           Coca-Cola Co...........................  44,110   1,733,964
           Coca-Cola Enterprises, Inc.............  33,985     706,888
           PepsiCo, Inc...........................   4,190     209,123
                                                           -----------
                                                             2,649,975
                                                           -----------
         Broadcasting -- 1.78%
           Clear Channel Communications, Inc......  24,730     832,906
           Comcast Corp., Class A+................ 227,420   6,831,697
                                                           -----------
                                                             7,664,603
                                                           -----------
         Building Materials -- 0.35%
           Masco Corp.............................  43,270   1,526,133
                                                           -----------
         Chemical -- 2.75%
           Eastman Chemical Co....................  60,610   3,295,972
           Ecolab, Inc............................  77,490   2,710,600
           Rohm & Haas Co......................... 133,210   5,873,229
                                                           -----------
                                                            11,879,801
                                                           -----------
         Commercial Services -- 0.17%
           Convergys Corp.+.......................   7,080     105,280
           Fluor Corp.#...........................  12,310     638,889
                                                           -----------
                                                               744,169
                                                           -----------
         Conglomerates -- 6.59%
           3M Co..................................  79,070   6,293,181
           General Electric Co.................... 492,300  17,407,728
           Tyco International, Ltd................ 139,480   4,738,136
                                                           -----------
                                                            28,439,045
                                                           -----------
         Drugs -- 5.63%
           Allergan, Inc..........................  12,600     926,100
           Bristol-Myers Squibb Co................  56,280   1,322,580
           Caremark Rx, Inc.+..................... 112,980   4,040,165
           Eli Lilly & Co.........................  23,280   1,241,522
           Merck & Co., Inc.......................  70,580   1,977,652
           Pfizer, Inc............................ 426,000  11,830,020
           Watson Pharmaceuticals, Inc.+..........  28,530     828,796
           Wyeth..................................  53,840   2,146,601
                                                           -----------
                                                            24,313,436
                                                           -----------
         Electronics/Electrical Equipment -- 1.55%
           Emerson Electric Co....................  81,900   5,472,558
           Hawaiian Electric Industries, Inc.#....  28,590     807,668
           Jabil Circuit, Inc.+...................   1,120      28,067
           Waters Corp.+..........................   8,320     388,211
                                                           -----------
                                                             6,696,504
                                                           -----------

                                                              Value
                                                    Shares   (Note 3)

         --------------------------------------------------------------
         Finance Companies -- 1.39%
           Capital One Financial Corp..............  41,070 $ 3,227,280
           SLM Corp................................  54,534   2,790,505
                                                            -----------
                                                              6,017,785
                                                            -----------
         Financial Services -- 7.21%
           American Express Co.....................  70,810   3,944,825
           Charles Schwab Corp.....................   7,460      80,419
           Citigroup, Inc.@........................ 282,870  12,658,432
           Fannie Mae..............................  29,850   2,050,695
           Freddie Mac.............................  41,100   2,805,486
           Goldman Sachs Group, Inc................  15,080   1,579,781
           JPMorgan Chase & Co..................... 205,283   7,728,905
           Merrill Lynch & Co., Inc................   4,810     267,965
                                                            -----------
                                                             31,116,508
                                                            -----------
         Freight -- 0.87%
           United Parcel Service, Inc., Class B....  44,641   3,756,540
                                                            -----------
         Hardware & Tools -- 0.60%
           Black & Decker Corp.....................  20,800   1,749,072
           Stanley Works...........................  18,370     858,981
                                                            -----------
                                                              2,608,053
                                                            -----------
         Healthcare -- 0.30%
           Medco Health Solutions, Inc.+...........  34,570   1,303,980
                                                            -----------
         Hospital Supplies -- 2.21%
           AmerisourceBergen Corp..................  24,180   1,425,169
           Johnson & Johnson....................... 134,790   8,130,533
                                                            -----------
                                                              9,555,702
                                                            -----------
         Household Products -- 3.81%
           Colgate-Palmolive Co....................  35,570   1,635,864
           Gillette Co............................. 124,360   5,408,416
           Procter & Gamble Co..................... 175,470   9,384,136
                                                            -----------
                                                             16,428,416
                                                            -----------
         Information Processing - Hardware -- 5.16%
           Apple Computer, Inc.+...................  32,680   2,191,194
           Dell, Inc.+............................. 217,080   8,796,082
           Hewlett-Packard Co...................... 294,840   5,896,800
           International Business Machines Corp....  33,730   3,178,715
           Lexmark International, Inc., Class A+...  25,172   2,137,103
           Seagate Technology, Inc.(3).............  22,401           0
           Sun Microsystems, Inc.+.................  16,620      92,241
                                                            -----------
                                                             22,292,135
                                                            -----------
         Information Processing - Services -- 2.42%
           eBay, Inc.+.............................  47,910   5,387,480
           First Data Corp.........................  42,970   1,765,637
           Fiserv, Inc.+...........................  85,287   3,284,402
                                                            -----------
                                                             10,437,519
                                                            -----------
         Information Processing - Software -- 5.46%
           Adobe Systems, Inc......................  48,460   2,934,738
           Microsoft Corp.......................... 584,390  15,667,496
           Oracle Corp.+........................... 393,010   4,975,506
                                                            -----------
                                                             23,577,740
                                                            -----------
         Insurance -- 6.22%
           Aetna, Inc..............................  49,800   5,901,798
           AFLAC, Inc..............................  69,350   2,608,947
           Allstate Corp...........................  67,383   3,402,842
           American International Group, Inc.(2)...  42,160   2,670,836
           Chubb Corp..............................  22,130   1,686,527
           Hartford Financial Services Group, Inc..  30,440   1,948,160
           Lincoln National Corp...................   2,700     124,254

November 30, 2004 SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS (Unaudited)  103
                                          - CONTINUED


                                                               Value
                                                     Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Insurance (continued)
          St. Paul Cos., Inc........................  94,900 $ 3,461,952
          UnitedHealth Group, Inc...................  17,180   1,423,363
          Wellpoint Health Networks, Inc., Class A+.  28,931   3,619,268
                                                             -----------
                                                              26,847,947
                                                             -----------
        Leisure & Tourism -- 0.42%
          Hasbro, Inc...............................  12,170     231,595
          McDonald's Corp...........................  51,890   1,595,099
                                                             -----------
                                                               1,826,694
                                                             -----------
        Machinery -- 3.39%
          Caterpillar, Inc..........................  69,970   6,405,753
          Dover Corp................................  35,178   1,422,950
          Illinois Tool Works, Inc..................  42,368   3,992,337
          Ingersoll-Rand Co., Class A...............  37,650   2,801,913
                                                             -----------
                                                              14,622,953
                                                             -----------
        Medical - Biomedical/Gene -- 0.90%
          Amgen, Inc.+..............................  64,890   3,895,996
                                                             -----------
        Medical Technology -- 0.09%
          Boston Scientific Corp.+..................  10,530     366,549
                                                             -----------
        Multimedia -- 3.13%
          Time Warner, Inc.+........................ 416,890   7,383,122
          Viacom, Inc., Class B.....................  72,340   2,510,198
          Walt Disney Co............................ 134,070   3,603,801
                                                             -----------
                                                              13,497,121
                                                             -----------
        Oil & Gas -- 4.56%
          Baker Hughes, Inc.........................  44,977   1,993,830
          Cooper Cameron Corp.+#....................  13,740     717,091
          Diamond Offshore Drilling, Inc.#..........  21,470     804,266
          Halliburton Co............................ 160,520   6,637,502
          Helmerich & Payne, Inc....................  52,320   1,707,202
          ONEOK, Inc................................  15,180     423,826
          Schlumberger, Ltd.........................  48,330   3,171,898
          Tidewater, Inc.#..........................  46,400   1,574,352
          Transocean, Inc.+.........................  66,090   2,661,444
                                                             -----------
                                                              19,691,411
                                                             -----------
        Photography -- 0.80%
          Eastman Kodak Co.#........................ 105,570   3,453,195
                                                             -----------
        Railroads & Equipment -- 1.20%
          Norfolk Southern Corp..................... 150,732   5,174,630
                                                             -----------
        Retail -- 7.95%
          Bed Bath & Beyond, Inc.+..................  28,720   1,146,732
          Best Buy Co., Inc.........................  34,928   1,969,241
          CVS Corp..................................  79,050   3,586,499
          Gap, Inc..................................  33,617     734,531
          Home Depot, Inc...........................  45,730   1,909,228
          J.C. Penney Co., Inc......................  47,530   1,834,658
          Kohl's Corp.+.............................  14,310     660,550
          Lowe's Cos., Inc..........................  55,230   3,055,876
          RadioShack Corp...........................  11,932     376,693
          Staples, Inc.............................. 149,250   4,762,567
          Target Corp...............................  38,433   1,968,538
          Wal-Mart Stores, Inc...................... 236,120  12,292,407
                                                             -----------
                                                              34,297,520
                                                             -----------
        Schools -- 0.93%
          Apollo Group, Inc., Class A+..............  50,070   3,990,579
                                                             -----------
        Semiconductors -- 1.64%
          Applied Materials, Inc.+.................. 195,870   3,259,277
          Intel Corp................................ 137,920   3,082,512
          KLA-Tencor Corp.+.........................   2,770     124,816
          National Semiconductor Corp.+.............  39,270     607,114
                                                             -----------
                                                               7,073,719
                                                             -----------

                                                             Shares/         Value
                                                         Principal Amount   (Note 3)

---------------------------------------------------------------------------------------
Telecommunications -- 4.25%
  Alltel Corp...........................................         8,619    $    488,611
  Cisco Systems, Inc.+..................................       313,170       5,859,411
  Motorola, Inc.........................................       155,820       3,001,093
  Nextel Communications, Inc., Class A+.................        77,675       2,210,631
  SBC Communications, Inc...............................        38,790         976,344
  Verizon Communications, Inc...........................       140,873       5,808,194
                                                                          ------------
                                                                            18,344,284
                                                                          ------------
Utilities - Communication -- 0.75%
  Sprint Corp...........................................       142,050       3,240,161
                                                                          ------------
Utilities - Electric -- 1.33%
  Calpine Corp.+#.......................................        26,580         103,130
  Duquesne Light Holdings, Inc.+#.......................        40,850         720,594
  OGE Energy Corp.#.....................................        43,570       1,126,285
  Puget Energy, Inc.....................................       123,070       2,892,145
  TECO Energy, Inc.#....................................        60,590         906,426
                                                                          ------------
                                                                             5,748,580
                                                                          ------------
Utilities - Gas, Distribution -- 0.45%
  AGL Resources, Inc....................................        30,370       1,007,980
  KeySpan Corp..........................................        23,880         943,738
                                                                          ------------
                                                                             1,951,718
                                                                          ------------
Utilities - Gas, Pipeline -- 0.74%
  National Fuel Gas Co..................................       112,720       3,178,704
                                                                          ------------
Total Long-Term Investment Securities - 95.90%
   (Cost $377,758,771)..................................                   413,971,875
                                                                          ------------
SHORT-TERM INVESTMENT SECURITIES -- 4.13%
Collective Investment Pool -- 1.57%
  Securities Lending Quality Trust(1)...................   $ 6,798,980       6,798,980
                                                                          ------------
Commercial Paper -- 2.32%
  UBS Finance, Inc.:
   2.07% due 12/01/04@..................................    10,000,000      10,000,000
                                                                          ------------
United States Treasury Bills -- 0.24%
  United States Treasury Bills:
   1.87% due 12/09/04@..................................       245,000         244,898
   1.86% due 12/09/04@..................................       100,000          99,959
   1.86% due 12/09/04@..................................        15,000          14,994
   1.81% due 12/30/04@..................................       650,000         649,052
   1.79% due 12/02/04@..................................        20,000          19,999
   1.73% due 12/09/04@..................................        15,000          14,994
                                                                          ------------
                                                                             1,043,896
                                                                          ------------
Total Short-Term Investment Securities
   (Cost $17,842,876)...................................                    17,842,876
                                                                          ------------
REPURCHASE AGREEMENT -- 1.04%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90% dated 11/30/04, to be repurchased
   12/01/04 in the amount of $4,476,236 and
   collaterized by Federal National Mtg. Assoc. Notes,
   bearing interest at 3.00% due 07/16/13 and having
   approximate value of $4,613,438 (Cost
   $4,476,000)@.........................................     4,476,000       4,476,000
                                                                          ------------
TOTAL INVESTMENTS
   (Cost $400,077,647)(4)...............................         101.7%    436,290,751
Liabilities in excess of other assets...................         (1.07)%    (4,625,906)
                                                           -----------    ------------
NET ASSETS --                                                   100.00%   $431,664,845
                                                           ===========    ============

104 SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2004
                            - CONTINUED


--------
+  Non-income producing
#  The security or a portion thereof is out on loan (see Note 3).
@ The security or a portion thereof represents collateral for open futures contracts.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)Security represents an investment in an affiliated company (see Note 4).
(3)Fair valued security (see Note 3)
(4)See Note 6 for cost of investments on a tax basis.

Open Futures Contracts
--------------------------------------------------------------------------------
Number of                Expiration    Value at      Value as of     Unrealized
Contracts  Description      Date      Trade Date  November 30, 2004 Appreciation
--------------------------------------------------------------------------------
 60 Long  S&P 500 Index December 2004 $16,897,112    $17,611,500      $714,388
                                                                      ========

See Notes to Financial Statements

November 30, 2004      STOCK INDEX FUND - PORTFOLIO PROFILE (Unaudited)        105


Industry Allocation*

                   Financial Services................   8.00%
                   Oil & Gas.........................   7.34%
                   Banks.............................   6.60%
                   Retail............................   6.35%
                   Telecommunications................   5.52%
                   Drugs.............................   5.21%
                   Insurance.........................   5.11%
                   Conglomerates.....................   4.95%
                   Information Processing -- Software   4.34%
                   Information Processing -- Hardware   3.82%
                   Semiconductors....................   2.94%
                   Hospital Supplies.................   2.93%
                   Utilities -- Electric.............   2.78%
                   Collective Investment Pool........   2.67%
                   Household Products................   2.61%
                   Beverages.........................   2.23%
                   Information Processing -- Services   2.16%
                   Multimedia........................   2.16%
                   Aerospace/Defense.................   2.10%
                   Leisure & Tourism.................   1.98%
                   Chemical..........................   1.65%
                   Foods.............................   1.47%
                   Electronics/Electrical Equipment..   1.46%
                   Tobacco...........................   1.24%
                   Freight...........................   1.15%
                   Machinery.........................   1.11%
                   Medical Technology................   1.06%
                   Medical -- Biomedical/Gene........   1.05%
                   Broadcasting......................   0.88%
                   Automotive........................   0.86%
                   Metals............................   0.77%
                   Paper/Forest Products.............   0.75%
                   Finance Companies.................   0.68%
                   Commercial Services...............   0.63%
                   Savings & Loan....................   0.56%
                   Apparel & Products................   0.55%
                   Railroads & Equipment.............   0.50%
                   Healthcare........................   0.46%
                   Utilities -- Communication........   0.43%
                   Real Estate Investment Trusts.....   0.41%
                   Publishing........................   0.33%
                   Building Materials................   0.32%
                   Repurchase Agreement..............   0.28%
                   Hospital Management...............   0.20%
                   Advertising.......................   0.19%
                   Pollution Control.................   0.18%
                   Heavy Duty Trucks/Parts...........   0.17%
                   Home Builders.....................   0.16%
                   Utilities -- Gas, Distribution....   0.15%
                   Schools...........................   0.14%
                   Therapeutics......................   0.13%
                   Airlines..........................   0.12%
                   Hardware & Tools..................   0.11%
                   Appliances/Furnishings............   0.10%
                   Photography.......................   0.08%
                   Utilities -- Gas, Pipeline........   0.08%
                   United States Treasury Bills......   0.06%
                   Human Resources...................   0.04%
                                                      ------
                                                      102.31%
                                                      ======

*  Calculated as a percentage of net assets.

106   STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)     November 30, 2004


                                                            Value
                                                 Shares    (Note 3)
           ----------------------------------------------------------
           COMMON STOCK -- 98.96%
           Advertising -- 0.19%
             Interpublic Group of Cos., Inc.+..   169,500 $ 2,103,495
             Omnicom Group, Inc.#..............    75,300   6,099,300
                                                          -----------
                                                            8,202,795
                                                          -----------
           Aerospace/Defense -- 2.10%
             Boeing Co.........................   337,300  18,069,161
             General Dynamics Corp.............    80,300   8,701,308
             Goodrich Corp.....................    47,700   1,514,475
             Honeywell International, Inc......   345,300  12,199,449
             L-3 Communications Holdings, Inc..    43,000   3,200,060
             Lockheed Martin Corp..............   178,800  10,878,192
             Northrop Grumman Corp.............   144,100   8,117,153
             Raytheon Co.......................   181,200   7,309,608
             Rockwell Collins, Inc.............    71,200   2,838,032
             United Technologies Corp..........   205,600  20,062,448
                                                          -----------
                                                           92,889,886
                                                          -----------
           Airlines -- 0.12%
             Delta Air Lines, Inc.+#...........    50,400     351,288
             Southwest Airlines Co.............   317,400   4,992,702
                                                          -----------
                                                            5,343,990
                                                          -----------
           Apparel & Products -- 0.55%
             Coach, Inc.+......................    75,600   3,767,904
             Jones Apparel Group, Inc..........    50,200   1,783,606
             Liz Claiborne, Inc................    43,300   1,778,331
             Nike, Inc., Class B...............   105,800   8,957,028
             Reebok International, Ltd.........    23,800     925,344
             TJX Cos., Inc.....................   196,400   4,623,256
             VF Corp...........................    44,300   2,391,757
                                                          -----------
                                                           24,227,226
                                                          -----------
           Appliances/Furnishings -- 0.10%
             Leggett & Platt, Inc.#............    77,000   2,298,450
             Maytag Corp.#.....................    31,700     637,170
             Whirlpool Corp....................    26,700   1,723,485
                                                          -----------
                                                            4,659,105
                                                          -----------
           Automotive -- 0.86%
             AutoNation, Inc.+.................   107,200   1,985,344
             AutoZone, Inc.+...................    33,400   2,859,040
             Cooper Tire & Rubber Co.#.........    30,000     612,600
             Danaher Corp.#....................   123,800   7,041,744
             Delphi Corp.......................   225,400   2,028,600
             Ford Motor Co.....................   735,000  10,422,300
             General Motors Corp.#.............   226,800   8,752,212
             Genuine Parts Co..................    70,300   3,051,723
             Goodyear Tire & Rubber Co.+#......    70,400     888,448
             Visteon Corp.#....................    52,000     439,920
                                                          -----------
                                                           38,081,931
                                                          -----------
           Banks -- 6.60%
             AmSouth Bancorp.#.................   142,100   3,684,653
             Bank of America Corp.............. 1,634,100  75,609,807
             Bank of New York Co., Inc.........   312,500  10,284,375
             BB&T Corp.........................   222,800   9,457,860
             Comerica, Inc.#...................    68,900   4,237,350
             Fifth Third Bancorp#..............   228,900  11,527,404
             First Horizon National Corp.#.....    49,700   2,171,890
             Huntington Bancshares, Inc.#......    92,200   2,236,772
             KeyCorp...........................   163,500   5,442,915
             M&T Bank Corp.#...................    47,100   4,964,811
             Marshall & Ilsley Corp.#..........    89,500   3,731,255
             Mellon Financial Corp.............   170,300   4,976,166
             National City Corp................   266,300   9,874,404
             North Fork Bancorp., Inc..........   188,100   5,417,280
             Northern Trust Corp...............    88,400   4,158,336
             PNC Financial Services Group......   113,400   6,168,960

                                                                Value
                                                    Shares     (Note 3)

       ------------------------------------------------------------------
       Banks (continued)
         Providian Financial Corp.+#..............   117,500 $  1,885,875
         Regions Financial Corp.#.................   185,585    6,493,619
         State Street Bank & Trust Co.............   135,000    6,015,600
         SunTrust Banks, Inc......................   143,900   10,260,070
         Synovus Financial Corp.#.................   124,300    3,356,100
         U.S. Bancorp.............................   755,000   22,370,650
         Wachovia Corp............................   645,093   33,383,563
         Wells Fargo & Co.........................   678,300   41,898,591
         Zions Bancorp............................    36,000    2,394,000
                                                             ------------
                                                              292,002,306
                                                             ------------
       Beverages -- 2.23%
         Adolph Coors Co., Class B#...............    15,000    1,123,500
         Anheuser-Busch Cos., Inc.................   321,800   16,118,962
         Brown-Forman Corp., Class B..............    48,800    2,343,376
         Coca-Cola Co.............................   974,800   38,319,388
         Coca-Cola Enterprises, Inc...............   188,400    3,918,720
         Pepsi Bottling Group, Inc.#..............   102,200    2,863,644
         PepsiCo, Inc.............................   680,600   33,968,746
                                                             ------------
                                                               98,656,336
                                                             ------------
       Broadcasting -- 0.88%
         Clear Channel Communications, Inc........   237,100    7,985,528
         Comcast Corp., Class A+..................   897,800   26,969,912
         Univision Communications, Inc., Class A+.   129,600    3,900,960
                                                             ------------
                                                               38,856,400
                                                             ------------
       Building Materials -- 0.32%
         American Standard Cos., Inc.+............    86,000    3,348,840
         Masco Corp...............................   174,100    6,140,507
         Sherwin-Williams Co......................    57,300    2,555,580
         Vulcan Materials Co......................    41,000    2,125,850
                                                             ------------
                                                               14,170,777
                                                             ------------
       Chemical -- 1.65%
         Air Products & Chemicals, Inc............    91,300    5,226,925
         Ashland, Inc.............................    28,500    1,685,775
         Dow Chemical Co..........................   377,300   19,042,331
         E.I. du Pont de Nemours and Co...........   400,900   18,168,788
         Eastman Chemical Co.#....................    31,200    1,696,656
         Ecolab, Inc..............................   103,400    3,616,932
         Engelhard Corp...........................    49,900    1,491,511
         Great Lakes Chemical Corp.#..............    20,400      597,720
         Hercules, Inc.+..........................    44,900      669,010
         Monsanto Co..............................   107,200    4,933,344
         PPG Industries, Inc......................    69,000    4,655,430
         Praxair, Inc.............................   130,500    5,859,450
         Rohm & Haas Co...........................    90,100    3,972,509
         Sigma-Aldrich Corp.......................    27,700    1,654,521
                                                             ------------
                                                               73,270,902
                                                             ------------
       Commercial Services -- 0.63%
         Ball Corp................................    45,200    2,021,796
         Cendant Corp.............................   424,100    9,614,347
         Cintas Corp..............................    68,700    3,072,264
         Convergys Corp.+.........................    57,300      852,051
         Deluxe Corp.#............................    20,200      798,708
         Fluor Corp.#.............................    33,500    1,738,650
         Moody's Corp.............................    59,500    4,804,625
         Paychex, Inc.............................   151,800    5,033,688
                                                             ------------
                                                               27,936,129
                                                             ------------
       Conglomerates -- 4.95%
         3M Co....................................   314,400   25,023,096
         Eaton Corp...............................    60,800    4,097,920
         General Electric Co.@.................... 4,241,400  149,975,904
         ITT Industries, Inc......................    37,100    3,157,952
         Loews Corp...............................    74,500    5,208,295

November 30, 2004  STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -    107
                                           CONTINUED


                                                                Value
                                                    Shares     (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Conglomerates (continued)
         Textron, Inc.............................    55,600 $  4,037,672
         Tyco International, Ltd..................   806,900   27,410,393
                                                             ------------
                                                              218,911,232
                                                             ------------
       Drugs -- 5.21%
         Abbott Laboratories......................   627,100   26,313,116
         Allergan, Inc............................    52,900    3,888,150
         Bristol-Myers Squibb Co..................   781,400   18,362,900
         Caremark Rx, Inc.+.......................   187,200    6,694,272
         Eli Lilly & Co...........................   454,100   24,217,153
         Forest Laboratories, Inc.+...............   148,700    5,794,839
         King Pharmaceuticals, Inc.+..............    97,000    1,207,650
         Merck & Co., Inc.........................   891,300   24,974,226
         Mylan Laboratories, Inc.#................   107,900    1,959,464
         Pfizer, Inc.@............................ 3,033,400   84,237,518
         Schering-Plough Corp.....................   591,400   10,556,490
         Watson Pharmaceuticals, Inc.+............    43,900    1,275,295
         Wyeth....................................   535,800   21,362,346
                                                             ------------
                                                              230,843,419
                                                             ------------
       Electronics/Electrical Equipment -- 1.46%
         Agilent Technologies, Inc.+..............   195,000    4,463,550
         American Power Conversion Corp...........    80,500    1,701,770
         Applera Corp. - Applied Biosystems Group.    81,000    1,660,500
         Comverse Technology, Inc.+...............    78,600    1,671,822
         Emerson Electric Co......................   168,800   11,279,216
         Fisher Scientific International, Inc.+...    46,100    2,606,494
         Jabil Circuit, Inc.+.....................    80,700    2,022,342
         JDS Uniphase Corp.+......................   578,500    1,833,845
         Johnson Controls, Inc....................    76,400    4,690,960
         Millipore Corp.+.........................    20,000      974,400
         Molex, Inc...............................    76,100    2,098,077
         NVIDIA Corp.+#...........................    66,900    1,279,797
         Parker Hannifin Corp.....................    48,000    3,590,400
         Perkinelmer, Inc.........................    51,400    1,096,362
         Pitney Bowes, Inc........................    92,800    4,061,856
         PMC-Sierra, Inc.+#.......................    71,000      783,840
         Power-One, Inc.+#........................    33,600      308,784
         Sanmina-SCI Corp.+#......................   209,300    1,848,119
         Solectron Corp.+.........................   386,300    2,414,375
         Symbol Technologies, Inc.................    96,100    1,456,876
         Tektronix, Inc...........................    42,900    1,345,773
         Thermo Electron Corp.+...................    65,700    1,987,425
         W. W. Grainger, Inc......................    36,500    2,257,890
         Waters Corp.+............................    47,600    2,221,016
         Xerox Corp.+.............................   337,000    5,162,840
                                                             ------------
                                                               64,818,329
                                                             ------------
       Finance Companies -- 0.68%
         Capital One Financial Corp...............    97,000    7,622,260
         MBNA Corp................................   513,200   13,630,592
         SLM Corp.................................   175,200    8,964,984
                                                             ------------
                                                               30,217,836
                                                             ------------
       Financial Services -- 7.66%
         American Express Co......................   509,400   28,378,674
         Bear Stearns Cos., Inc...................    41,500    4,049,570
         Charles Schwab Corp......................   548,900    5,917,142
         CIT Group, Inc...........................    84,700    3,620,925
         Citigroup, Inc........................... 2,081,000   93,124,750
         Countrywide Financial Corp...............   226,200    7,512,102
         E*TRADE Group, Inc.+.....................   149,900    2,077,614
         Equifax, Inc.............................    54,800    1,513,576
         Fannie Mae...............................   388,800   26,710,560
         Federated Investors, Inc., Class B.......    43,500    1,279,770
         Franklin Resources, Inc..................   100,200    6,576,126
         Freddie Mac..............................   276,000   18,839,760
         Goldman Sachs Group, Inc.................   195,200   20,449,152

                                                                 Value
                                                     Shares     (Note 3)

     ---------------------------------------------------------------------
     Financial Services (continued)
       H & R Block, Inc............................    66,300 $  3,162,510
       Janus Capital Group, Inc.#..................    96,100    1,590,455
       JPMorgan Chase & Co......................... 1,430,932   53,874,590
       Lehman Brothers Holdings, Inc...............   109,100    9,140,398
       Merrill Lynch & Co., Inc....................   377,500   21,030,525
       Morgan Stanley..............................   441,200   22,390,900
       Principal Financial Group, Inc..............   126,000    4,747,680
       T. Rowe Price Group, Inc.#..................    51,100    3,023,076
                                                              ------------
                                                               339,009,855
                                                              ------------
     Foods -- 1.47%
       Archer-Daniels-Midland Co...................   261,500    5,543,800
       Campbell Soup Co.#..........................   164,900    4,704,597
       ConAgra Foods, Inc..........................   212,200    5,740,010
       General Mills, Inc..........................   152,700    6,946,323
       H J Heinz Co................................   140,400    5,217,264
       Hershey Foods Corp..........................    99,000    5,128,200
       Kellogg Co..................................   166,000    7,254,200
       McCormick & Co., Inc........................    55,100    2,008,395
       Sara Lee Corp...............................   318,600    7,480,728
       Sysco Corp..................................   256,800    8,923,800
       Wm. Wrigley Jr. Co..........................    90,200    6,205,760
                                                              ------------
                                                                65,153,077
                                                              ------------
     Freight -- 1.15%
       FedEx Corp..................................   120,600   11,460,618
       Ryder System, Inc.#.........................    25,900    1,389,276
       United Parcel Service, Inc., Class B........   451,700   38,010,555
                                                              ------------
                                                                50,860,449
                                                              ------------
     Hardware & Tools -- 0.11%
       Black & Decker Corp.........................    32,200    2,707,698
       Snap-on, Inc................................    23,300      736,513
       Stanley Works...............................    32,900    1,538,404
                                                              ------------
                                                                 4,982,615
                                                              ------------
     Healthcare -- 0.46%
       Anthem, Inc.................................    56,000    5,674,480
       Bausch & Lomb, Inc..........................    21,300    1,254,144
       Health Management Associates, Inc., Class A.    97,700    2,158,193
       Laboratory Corp. of America Holdings+.......    56,100    2,689,995
       Manor Care, Inc.............................    35,200    1,212,640
       McKesson Corp...............................   117,900    3,483,945
       Medco Health Solutions, Inc.+...............   109,300    4,122,796
                                                              ------------
                                                                20,596,193
                                                              ------------
     Heavy Duty Trucks/Parts -- 0.17%
       Dana Corp...................................    59,900      979,365
       Navistar International Corp.+#..............    28,000    1,152,200
       PACCAR, Inc.#...............................    69,800    5,451,380
                                                              ------------
                                                                 7,582,945
                                                              ------------
     Home Builders -- 0.16%
       Centex Corp.#...............................    49,600    2,602,512
       KB Home.....................................    18,700    1,643,543
       Pulte Homes, Inc............................    50,900    2,812,734
                                                              ------------
                                                                 7,058,789
                                                              ------------
     Hospital Management -- 0.20%
       HCA, Inc....................................   168,800    6,654,096
       Tenet Healthcare Corp.+.....................   187,200    2,031,120
                                                              ------------
                                                                 8,685,216
                                                              ------------
     Hospital Supplies -- 2.93%
       AmerisourceBergen Corp......................    45,100    2,658,194
       Becton, Dickinson and Co....................   100,700    5,516,346
       Cardinal Health, Inc........................   172,900    9,039,212
       CR Bard, Inc................................    42,100    2,522,211
       Hospira, Inc.+..............................    62,600    2,017,598

108  STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -    November 30, 2004
                             CONTINUED


                                                                  Value
                                                      Shares     (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Hospital Supplies (continued)
      Johnson & Johnson............................. 1,192,300 $ 71,919,536
      Medtronic, Inc................................   485,900   23,347,495
      St. Jude Medical, Inc.+.......................   142,200    5,423,508
      Stryker Corp..................................   161,200    7,091,188
                                                               ------------
                                                                129,535,288
                                                               ------------
    Household Products -- 2.61%
      Alberto-Culver Co., Class B...................    36,400    1,685,320
      Avon Products, Inc............................   189,900    7,128,846
      Clorox Co.....................................    60,900    3,356,808
      Colgate-Palmolive Co..........................   213,300    9,809,667
      Fortune Brands, Inc...........................    57,900    4,543,992
      Gillette Co...................................   402,400   17,500,376
      International Flavors & Fragrances, Inc.......    37,900    1,534,950
      Kimberly-Clark Corp...........................   198,700   12,639,307
      Newell Rubbermaid, Inc........................   110,400    2,548,032
      Procter & Gamble Co........................... 1,021,300   54,619,124
                                                               ------------
                                                                115,366,422
                                                               ------------
    Human Resources -- 0.04%
      Robert Half International, Inc................    69,200    1,870,476
                                                               ------------
    Information Processing - Hardware -- 3.82%
      Apple Computer, Inc.+.........................   155,800   10,446,390
      Dell, Inc.+................................... 1,003,000   40,641,560
      EMC Corp.+....................................   966,100   12,965,062
      Gateway, Inc.+................................   149,700    1,019,457
      Hewlett-Packard Co............................ 1,213,201   24,264,020
      International Business Machines Corp..........   673,000   63,423,520
      Lexmark International, Inc., Class A+.........    52,100    4,423,290
      Network Appliance, Inc.+......................   143,600    4,330,976
      Sun Microsystems, Inc.+....................... 1,336,100    7,415,355
                                                               ------------
                                                                168,929,630
                                                               ------------
    Information Processing - Services -- 2.16%
      Affiliated Computer Services, Inc., Class A+#.    51,500    3,047,770
      Computer Sciences Corp.+......................    75,800    4,100,780
      eBay, Inc.+...................................   265,500   29,855,475
      Electronic Data Systems Corp.#................   205,800    4,620,210
      First Data Corp...............................   344,500   14,155,505
      Fiserv, Inc.+.................................    78,400    3,019,184
      Monster Worldwide, Inc.+......................    47,600    1,341,844
      NCR Corp.+....................................    37,900    2,263,767
      SunGard Data Systems, Inc.+...................   115,900    3,072,509
      Symantec Corp.+...............................   126,600    8,078,346
      Unisys Corp.+.................................   134,500    1,545,405
      Yahoo!, Inc.+.................................   546,500   20,559,330
                                                               ------------
                                                                 95,660,125
                                                               ------------
    Information Processing - Software -- 4.34%
      Adobe Systems, Inc............................    96,300    5,831,928
      Autodesk, Inc.................................    45,600    2,982,696
      Automatic Data Processing, Inc................   234,700   10,685,891
      BMC Software, Inc.+#..........................    89,600    1,664,768
      Citrix Systems, Inc.+.........................    68,000    1,605,480
      Computer Associates International, Inc........   235,100    7,177,603
      Compuware Corp.+..............................   155,100      894,927
      IMS Health, Inc...............................    94,000    2,121,580
      Intuit, Inc.+.................................    76,900    3,217,496
      Mercury Interactive Corp.+....................    37,400    1,705,814
      Microsoft Corp.@.............................. 4,367,800  117,100,718
      Novell, Inc.+.................................   155,300      947,330
      Oracle Corp.+................................. 2,077,300   26,298,618
      Parametric Technology Corp.+#.................   108,100      632,385
      PeopleSoft, Inc.+.............................   147,300    3,477,753
      Siebel Systems, Inc.+.........................   203,000    2,046,240
      VERITAS Software Corp.+.......................   173,800    3,806,220
                                                               ------------
                                                                192,197,447
                                                               ------------

                                                                     Value
                                                         Shares     (Note 3)

  ----------------------------------------------------------------------------
  Insurance -- 5.11%
    ACE, Ltd...........................................   114,100 $  4,611,922
    Aetna, Inc.........................................    61,700    7,312,067
    AFLAC, Inc.........................................   203,800    7,666,956
    Allstate Corp......................................   278,400   14,059,200
    AMBAC Financial Group, Inc.#.......................    43,500    3,537,855
    American International Group, Inc.(1).............. 1,046,600   66,302,110
    Aon Corp.#.........................................   126,800    2,678,016
    Chubb Corp.........................................    76,700    5,845,307
    CIGNA Corp.........................................    55,300    3,872,106
    Cincinnati Financial Corp..........................    67,600    3,028,480
    Hartford Financial Services Group, Inc.............   117,700    7,532,800
    Humana, Inc.+......................................    64,100    1,590,962
    Jefferson-Pilot Corp.#.............................    54,900    2,700,531
    Lincoln National Corp..............................    70,800    3,258,216
    Marsh & McLennan Cos., Inc.........................   209,200    5,981,028
    MBIA, Inc..........................................    57,600    3,453,696
    MetLife, Inc.......................................   301,400   11,754,600
    MGIC Investment Corp.#.............................    39,600    2,692,800
    Progressive Corp...................................    80,400    7,315,596
    Prudential Financial, Inc..........................   208,600   10,210,970
    Safeco Corp.#......................................    50,600    2,452,582
    St. Paul Cos., Inc.................................   268,600    9,798,528
    Torchmark Corp.....................................    44,100    2,421,531
    UnitedHealth Group, Inc............................   267,100   22,129,235
    UnumProvident Corp.#...............................   119,000    1,852,830
    Wellpoint Health Networks, Inc., Class A+..........    63,100    7,893,810
    XL Capital, Ltd., Class A..........................    55,600    4,190,016
                                                                  ------------
                                                                   226,143,750
                                                                  ------------
  Leisure & Tourism -- 1.98%
    Brunswick Corp.#...................................    38,400    1,874,688
    Carnival Corp......................................   254,300   13,480,443
    Darden Restaurants, Inc............................    63,400    1,728,284
    Electronic Arts, Inc.+.............................   122,000    5,965,800
    Harley-Davidson, Inc...............................   118,500    6,851,670
    Harrah's Entertainment, Inc.#......................    45,000    2,763,000
    Hasbro, Inc.#......................................    71,000    1,351,130
    Hilton Hotels Corp.................................   154,600    3,194,036
    International Game Technology......................   138,500    4,895,975
    Marriott International, Inc., Class A..............    91,900    5,224,515
    Mattel, Inc........................................   166,400    3,153,280
    McDonald's Corp....................................   504,700   15,514,478
    Sabre Holdings Corp., Class A......................    55,200    1,274,016
    Starbucks Corp.+...................................   159,600    8,979,096
    Starwood Hotels & Resorts Worldwide, Inc., Class B.    83,600    4,371,444
    Wendy's International, Inc.........................    45,700    1,630,119
    Yum! Brands, Inc...................................   116,700    5,298,180
                                                                  ------------
                                                                    87,550,154
                                                                  ------------
  Machinery -- 1.11%
    Caterpillar, Inc...................................   137,600   12,597,280
    Cooper Industries, Ltd., Class A...................    38,000    2,519,780
    Crane Co...........................................    23,800      720,188
    Cummins, Inc.#.....................................    17,800    1,417,236
    Deere & Co.........................................    99,700    7,151,481
    Dover Corp.........................................    81,600    3,300,720
    Illinois Tool Works, Inc...........................   121,500   11,448,945
    Ingersoll-Rand Co., Class A........................    69,600    5,179,632
    Pall Corp.#........................................    50,200    1,359,918
    Rockwell Automation, Inc...........................    74,100    3,504,930
                                                                  ------------
                                                                    49,200,110
                                                                  ------------
  Medical - Biomedical/Gene -- 1.05%
    Amgen, Inc.+.......................................   508,600   30,536,344
    Biogen Idec, Inc.+.................................   136,000    7,980,480
    Genzyme Corp.+.....................................    91,500    5,124,915
    MedImmune, Inc.+...................................   100,100    2,662,660
                                                                  ------------
                                                                    46,304,399
                                                                  ------------

November 30, 2004  STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -    109
                                           CONTINUED


                                                                  Value
                                                      Shares     (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Medical Technology -- 1.06%
      Baxter International, Inc.....................   246,900 $  7,814,385
      Biomet, Inc.#.................................   102,000    4,882,740
      Boston Scientific Corp.+......................   338,300   11,776,223
      Chiron Corp.+#................................    75,500    2,459,035
      Guidant Corp..................................   126,300    8,188,029
      Quest Diagnostics, Inc........................    41,000    3,843,750
      Zimmer Holdings, Inc.+........................    98,400    8,029,440
                                                               ------------
                                                                 46,993,602
                                                               ------------
    Metals -- 0.77%
      Alcoa, Inc....................................   349,400   11,872,612
      Allegheny Technologies, Inc...................    38,200      840,400
      Freeport-McMoRan Copper & Gold, Inc., Class B.    71,100    2,782,143
      Newmont Mining Corp...........................   178,100    8,433,035
      Nucor Corp....................................    63,600    3,364,440
      Phelps Dodge Corp.............................    37,700    3,661,801
      United States Steel Corp......................    45,500    2,382,380
      Worthington Industries, Inc.#.................    35,000      752,850
                                                               ------------
                                                                 34,089,661
                                                               ------------
    Multimedia -- 2.16%
      Gannett Co., Inc..............................   107,000    8,826,430
      McGraw-Hill Cos., Inc.........................    76,400    6,702,572
      Meredith Corp.................................    20,200    1,064,944
      Time Warner, Inc.+............................ 1,836,800   32,529,728
      Viacom, Inc., Class B.........................   696,900   24,182,430
      Walt Disney Co................................   825,300   22,184,064
                                                               ------------
                                                                 95,490,168
                                                               ------------
    Oil & Gas -- 7.34%
      Amerada Hess Corp.#...........................    36,600    3,251,910
      Anadarko Petroleum Corp.......................   100,600    7,001,760
      Apache Corp.#.................................   130,900    7,076,454
      Baker Hughes, Inc.............................   134,000    5,940,220
      BJ Services Co................................    64,800    3,283,416
      Burlington Resources, Inc.....................   158,600    7,360,626
      ChevronTexaco Corp............................   855,800   46,726,680
      ConocoPhillips................................   276,600   25,167,834
      Devon Energy Corp.............................   194,200    8,043,764
      Dynegy, Inc., Class A+#.......................   152,400      861,060
      El Paso Corp..................................   257,500    2,688,300
      EOG Resources, Inc............................    47,300    3,550,811
      Exxon Mobil Corp.@............................ 2,613,500  133,941,875
      Halliburton Co................................   177,300    7,331,355
      Kerr-McGee Corp...............................    60,600    3,771,138
      Kinder Morgan, Inc............................    49,700    3,444,210
      Marathon Oil Corp.............................   139,000    5,482,160
      Nabors Industries, Ltd.+......................    59,700    3,104,400
      Noble Corp.+..................................    53,800    2,606,610
      Occidental Petroleum Corp.....................   157,300    9,471,033
      Peoples Energy Corp.#.........................    15,200      678,224
      Rowan Cos., Inc.+.............................    42,900    1,111,110
      Schlumberger, Ltd.............................   237,200   15,567,436
      Sunoco, Inc.#.................................    30,300    2,501,568
      Transocean, Inc.+#............................   128,800    5,186,776
      Unocal Corp...................................   106,300    4,894,052
      Valero Energy Corp............................   102,800    4,810,012
                                                               ------------
                                                                324,854,794
                                                               ------------
    Paper/Forest Products -- 0.75%
      Avery Dennison Corp.#.........................    44,300    2,598,638
      Bemis Co., Inc................................    42,900    1,194,336
      Georgia-Pacific Corp..........................   103,700    3,796,457
      International Paper Co........................   195,300    8,108,856
      Louisiana-Pacific Corp........................    43,900    1,074,233
      Meadwestvaco Corp.............................    81,000    2,725,650
      Pactiv Corp.+.................................    60,400    1,500,940
      Plum Creek Timber Co., Inc....................    73,600    2,723,200

                                                                  Value
                                                       Shares    (Note 3)

    -----------------------------------------------------------------------
    Paper/Forest Products (continued)
      Sealed Air Corp.+..............................    33,800 $ 1,737,658
      Temple-Inland, Inc.............................    22,300   1,328,857
      Weyerhaeuser Co................................    96,300   6,355,800
                                                                -----------
                                                                 33,144,625
                                                                -----------
    Photography -- 0.08%
      Eastman Kodak Co...............................   115,100   3,764,921
                                                                -----------
    Pollution Control -- 0.18%
      Allied Waste Industries, Inc.+#................   127,800   1,161,702
      Waste Management, Inc..........................   232,900   6,942,749
                                                                -----------
                                                                  8,104,451
                                                                -----------
    Publishing -- 0.33%
      Dow Jones & Co., Inc.#.........................    32,800   1,402,200
      Knight-Ridder, Inc.#...........................    31,200   2,124,408
      New York Times Co., Class A#...................    59,000   2,419,000
      R. R. Donnelley & Sons Co......................    88,000   3,053,600
      Tribune Co.....................................   127,900   5,547,023
                                                                -----------
                                                                 14,546,231
                                                                -----------
    Railroads & Equipment -- 0.50%
      Burlington Northern Santa Fe Corp..............   149,600   6,737,984
      CSX Corp.......................................    86,300   3,290,619
      Norfolk Southern Corp..........................   158,100   5,427,573
      Union Pacific Corp.............................   104,100   6,604,104
                                                                -----------
                                                                 22,060,280
                                                                -----------
    Real Estate Investment Trusts -- 0.41%
      Apartment Investment & Management Co., Class A.    38,000   1,382,060
      Equity Office Properties Trust.................   161,900   4,444,155
      Equity Residential#............................   112,700   3,799,117
      Prologis Trust.................................    73,000   2,936,790
      Simon Property Group, Inc......................    88,800   5,512,704
                                                                -----------
                                                                 18,074,826
                                                                -----------
    Retail -- 6.35%
      Albertson's, Inc.#.............................   147,700   3,736,810
      Bed Bath & Beyond, Inc.+.......................   120,700   4,819,309
      Best Buy Co., Inc..............................   130,500   7,357,590
      Big Lots, Inc.+................................    46,200     535,920
      Circuit City Stores, Inc.#.....................    79,800   1,244,082
      Costco Wholesale Corp..........................   185,200   9,000,720
      CVS Corp.......................................   160,400   7,277,348
      Dillard's, Inc., Class A.......................    33,500     843,530
      Dollar General Corp............................   132,000   2,607,000
      Express Scripts, Inc., Class A+#...............    31,200   2,245,152
      Family Dollar Stores, Inc......................    67,700   1,983,610
      Federated Department Stores, Inc...............    72,200   3,956,560
      Gap, Inc.......................................   363,000   7,931,550
      Home Depot, Inc................................   882,000  36,823,500
      J.C. Penney Co., Inc...........................   115,700   4,466,020
      Kohl's Corp.+..................................   137,200   6,333,152
      Kroger Co.+....................................   297,000   4,805,460
      Limited Brands, Inc............................   162,100   3,961,724
      Lowe's Cos., Inc...............................   313,300  17,334,889
      May Department Stores Co.......................   117,000   3,290,040
      Nordstrom, Inc.#...............................    56,400   2,467,500
      Office Depot, Inc.+#...........................   125,800   2,063,120
      OfficeMax, Inc.................................    35,300   1,068,531
      RadioShack Corp................................    64,200   2,026,794
      Safeway, Inc.+.................................   179,500   3,460,760
      Sears, Roebuck and Co.#........................    85,200   4,432,956
      Staples, Inc...................................   199,800   6,375,618
      SUPERVALU, Inc.................................    54,600   1,724,814
      Target Corp....................................   362,900  18,587,738
      Tiffany & Co.#.................................    58,700   1,796,220
      Toys "R" Us, Inc.+.............................    85,900   1,661,306
      Wal-Mart Stores, Inc.@......................... 1,704,400  88,731,064

110  STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -    November 30, 2004
                             CONTINUED


                                                                Value
                                                    Shares     (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Retail (continued)
        Walgreen Co...............................   411,500 $ 15,711,070
        Winn-Dixie Stores, Inc.#..................    57,000      228,000
                                                             ------------
                                                              280,889,457
                                                             ------------
      Savings & Loan -- 0.56%
        Golden West Financial Corp................    61,300    7,309,412
        Sovereign Bancorp, Inc....................   138,000    3,015,300
        Washington Mutual, Inc....................   350,500   14,268,855
                                                             ------------
                                                               24,593,567
                                                             ------------
      Schools -- 0.14%
        Apollo Group, Inc., Class A+..............    77,500    6,176,750
                                                             ------------
      Semiconductors -- 2.94%
        Advanced Micro Devices, Inc.+#............   142,500    3,032,400
        Altera Corp.+.............................   149,400    3,388,392
        Analog Devices, Inc.......................   152,000    5,616,400
        Applied Materials, Inc.+..................   682,200   11,351,808
        Applied Micro Circuits Corp.+.............   125,800      462,944
        Broadcom Corp., Class A+..................   129,300    4,204,836
        Intel Corp................................ 2,577,100   57,598,185
        KLA-Tencor Corp.+#........................    78,800    3,550,728
        Linear Technology Corp....................   123,600    4,716,576
        LSI Logic Corp.+#.........................   154,600      817,834
        Maxim Integrated Products, Inc............   130,400    5,341,184
        Micron Technology, Inc.+..................   245,600    2,721,248
        National Semiconductor Corp.+.............   143,800    2,223,148
        Novellus Systems, Inc.+...................    57,400    1,546,356
        QLogic Corp.+.............................    37,200    1,279,308
        Teradyne, Inc.+...........................    77,900    1,328,974
        Texas Instruments, Inc....................   695,400   16,814,772
        Xilinx, Inc...............................   139,400    4,352,068
                                                             ------------
                                                              130,347,161
                                                             ------------
      Telecommunications -- 5.52%
        ADC Telecommunications, Inc.+#............   324,900      763,515
        Alltel Corp...............................   123,800    7,018,222
        Andrew Corp.+#............................    64,600      917,320
        Avaya, Inc.+..............................   181,800    2,985,156
        BellSouth Corp............................   735,500   19,726,110
        CenturyTel, Inc.#.........................    54,300    1,787,556
        Ciena Corp.+..............................   228,600      582,930
        Cisco Systems, Inc.+...................... 2,716,200   50,820,102
        Citizens Communications Co................   133,200    1,904,760
        Corning, Inc.+............................   559,800    7,042,284
        Lucent Technologies, Inc.+#............... 1,731,200    6,803,616
        Motorola, Inc.............................   949,000   18,277,740
        Nextel Communications, Inc., Class A+.....   447,300   12,730,158
        QUALCOMM, Inc.............................   653,900   27,215,318
        Qwest Communications International, Inc.+.   729,100    2,916,400
        SBC Communications, Inc................... 1,331,100   33,503,787
        Scientific-Atlanta, Inc...................    61,500    1,821,630
        Tellabs, Inc.+#...........................   185,100    1,582,605
        Verizon Communications, Inc............... 1,112,100   45,851,883
                                                             ------------
                                                              244,251,092
                                                             ------------
      Therapeutics -- 0.13%
        Gilead Sciences, Inc.+....................   173,000    5,961,580
                                                             ------------
      Tobacco -- 1.24%
        Altria Group, Inc.........................   824,200   47,383,258
        Reynolds American, Inc.#..................    59,500    4,499,985
        UST, Inc..................................    66,400    2,923,592
                                                             ------------
                                                               54,806,835
                                                             ------------

                                                    Shares/
                                                   Principal       Value
                                                    Amount        (Note 3)

  ---------------------------------------------------------------------------
  Utilities - Communication -- 0.43%
    AT&T Corp.#..................................      319,200 $    5,841,360
    Sprint Corp..................................      583,500     13,309,635
                                                               --------------
                                                                   19,150,995
                                                               --------------
  Utilities - Electric -- 2.78%
    AES Corp.+...................................      259,600      3,177,504
    Allegheny Energy, Inc.+#.....................       55,100      1,054,614
    Ameren Corp.#................................       78,000      3,776,760
    American Electric Power Co., Inc.............      158,900      5,429,613
    Calpine Corp.+#..............................      214,100        830,708
    CenterPoint Energy, Inc.#....................      123,500      1,378,260
    Cinergy Corp.................................       72,500      3,000,775
    CMS Energy Corp.+............................       76,200        777,240
    Cons. Edison, Inc............................       97,000      4,253,450
    Constellation Energy Group, Inc..............       70,400      3,076,480
    Dominion Resources, Inc......................      132,600      8,681,322
    DTE Energy Co................................       69,800      3,062,824
    Duke Energy Corp.............................      376,700      9,522,976
    Edison International, Inc....................      130,800      4,172,520
    Entergy Corp.................................       91,200      5,911,584
    Exelon Corp..................................      265,200     11,061,492
    FirstEnergy Corp.............................      132,500      5,595,475
    FPL Group, Inc...............................       74,400      5,232,552
    NiSource, Inc................................      105,800      2,305,382
    PG&E Corp.+..................................      161,100      5,358,186
    Pinnacle West Capital Corp.#.................       36,700      1,622,140
    PPL Corp.....................................       75,800      3,937,810
    Progress Energy, Inc.........................       99,100      4,351,481
    Public Service Enterprise Group, Inc.#.......       95,300      4,192,247
    Southern Co..................................      296,500      9,722,235
    TECO Energy, Inc.#...........................       79,800      1,193,808
    TXU Corp.#...................................      119,300      7,494,426
    Xcel Energy, Inc.#...........................      160,600      2,900,436
                                                               --------------
                                                                  123,074,300
                                                               --------------
  Utilities - Gas, Distribution -- 0.15%
    Keyspan Corp.#...............................       64,300      2,541,136
    Nicor, Inc.#.................................       17,700        653,130
    Sempra Energy................................       93,100      3,442,838
                                                               --------------
                                                                    6,637,104
                                                               --------------
  Utilities - Gas, Pipeline -- 0.08%
    Williams Cos., Inc...........................      223,200      3,720,744
                                                               --------------
  Total Long-Term Investment Securities -- 98.96%
     (Cost $2,979,394,343).......................               4,380,508,683
                                                               --------------
  SHORT-TERM INVESTMENT SECURITIES -- 3.07%
  Collective Investment Pool -- 2.67%
    Securities Lending Quality Trust(2).......... $118,060,262    118,060,262
                                                               --------------
  Commercial Paper -- 0.34%
    San Paolo Financial:
     2.07% due 12/01/04@.........................    5,000,000      5,000,000
    UBS Finance, Inc.:
     2.07% due 12/01/04@.........................   10,000,000     10,000,000
                                                               --------------
                                                                   15,000,000
                                                               --------------
  United States Treasury Bills -- 0.06%
    United States Treasury Bills:
     1.86% due 12/09/04@.........................      730,000        729,698
     1.81% due 12/30/04@.........................    2,085,000      2,081,960
                                                               --------------
                                                                    2,811,658
                                                               --------------
  Total Short-Term Investment Securities
     (Cost $135,871,920).........................                 135,871,920
                                                               --------------

November 30, 2004  STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -    111
                                           CONTINUED


                                                            Principal       Value
                                                             Amount        (Note 3)
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.28%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90%, dated 11/30/04, to be repurchased
   12/1/04 in the amount of $12,439,657 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 3.00%, due 7/16/13 and having an
   approximate value of $12,812,888
   (Cost $12,439,000)@................................... $12,439,000   $   12,439,000
                                                                        --------------
TOTAL INVESTMENTS
   (Cost $3,127,705,263)(3)..............................      102.31%   4,528,819,603
Liabilities in excess of other assets....................       (2.31)%   (102,237,895)
                                                          -----------   --------------
NET ASSETS --                                                  100.00%  $4,426,581,708
                                                          ===========   ==============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
@ The security or a portion thereof represents collateral for open futures contracts.
(1)Security represents an investment in an affiliated company (see Note 4).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(3)See Note 6 for cost of investments on a tax basis.

Open Futures Contracts
----------------------------------------------------------------------------------
Number of                                Value at      Value as of     Unrealized
Contracts  Description  Expiration Date Trade Date  November 30, 2004 Appreciation
----------------------------------------------------------------------------------
160 Long  S&P 500 Index  December 2004  $45,830,062    $46,964,000     $1,133,938
                                                                       ==========

See Notes to Financial Statements

112         VALUE FUND - PORTFOLIO PROFILE (Unaudited)           November 30, 2004

Industry Allocation*

                   Financial Services................  12.98%
                   Broadcasting......................   9.04%
                   Oil & Gas.........................   8.74%
                   Banks.............................   7.90%
                   Aerospace/Defense.................   6.42%
                   Conglomerates.....................   6.38%
                   Tobacco...........................   5.70%
                   Leisure & Tourism.................   5.13%
                   Information Processing -- Hardware   5.05%
                   Repurchase Agreement..............   4.93%
                   Commercial Services...............   4.58%
                   Telecommunications................   4.44%
                   Utilities -- Electric.............   3.69%
                   Drugs.............................   3.62%
                   Insurance.........................   3.39%
                   Metals............................   2.10%
                   Information Processing -- Software   2.02%
                   Chemical..........................   1.92%
                   Utilities -- Gas, Distribution....   1.09%
                   Semiconductors....................   0.88%
                   Medical -- Biomedical/Gene........   0.43%
                                                      ------
                                                      100.43%
                                                      ======

*  Calculated as a percentage of net assets.

November 30, 2004      VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)        113


                                                               Value
                                                     Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCKS -- 95.50%
         Aerospace/Defense -- 6.42%
           Empresa Brasileira de Aeronautica SA ADR.  10,040 $  280,819
           Raytheon Co..............................  21,280    858,435
                                                             ----------
                                                              1,139,254
                                                             ----------
         Banks -- 7.90%
           Bank of America Corp.....................  16,800    777,336
           Commerce Bancorp, Inc....................   1,700    106,199
           Wells Fargo & Co.........................   8,370    517,015
                                                             ----------
                                                              1,400,550
                                                             ----------
         Broadcasting -- 9.04%
           Liberty Media Corp.+.....................  73,150    755,639
           UnitedGlobalCom, Inc., Class A+.......... 101,760    847,661
                                                             ----------
                                                              1,603,300
                                                             ----------
         Chemical -- 1.92%
           Praxair, Inc.............................   7,600    341,240
                                                             ----------
         Commercial Services -- 4.58%
           Cendant Corp.............................  35,820    812,039
                                                             ----------
         Conglomerates -- 6.38%
           General Electric Co......................  20,440    722,759
           Tyco International, Ltd..................  12,020    408,319
                                                             ----------
                                                              1,131,078
                                                             ----------
         Drugs -- 3.62%
           Pfizer, Inc..............................   9,650    267,980
           Wyeth....................................   9,400    374,778
                                                             ----------
                                                                642,758
                                                             ----------
         Financial Services -- 12.98%
           Citigroup, Inc...........................  18,690    836,378
           Franklin Resources, Inc..................   8,720    572,294
           Freddie Mac..............................   5,070    346,078
           Lehman Brothers Holdings, Inc............   6,530    547,083
                                                             ----------
                                                              2,301,833
                                                             ----------
         Information Processing - Hardware -- 5.05%
           International Business Machines Corp.....   9,500    895,280
                                                             ----------
         Information Processing - Software -- 2.02%
           Compuware Corp.+.........................  15,250     87,993
           Novell, Inc.+............................  44,440    271,084
                                                             ----------
                                                                359,077
                                                             ----------
         Insurance -- 3.39%
           Genworth Financial, Inc..................   3,000     78,900
           Platinum Underwriters Holdings, Ltd......   4,380    130,568
           Prudential Financial, Inc................   8,020    392,579
                                                             ----------
                                                                602,047
                                                             ----------
         Leisure & Tourism -- 5.13%
           McDonald's Corp..........................   5,510    169,377
           Take-Two Interactive Software, Inc.+.....  21,190    740,591
                                                             ----------
                                                                909,968
                                                             ----------

                                                             Shares/         Value
                                                         Principal Amount   (Note 3)

--------------------------------------------------------------------------------------
Medical - Biomedical/Gene -- 0.43%
  MedImmune, Inc.+......................................        2,850     $    75,810
                                                                          -----------
Metals -- 2.10%
  Alcan, Inc............................................        1,790          91,290
  Inco, Ltd.+...........................................        6,150         231,732
  Phelps Dodge Corp.....................................          500          48,565
                                                                          -----------
                                                                              371,587
                                                                          -----------
Oil & Gas -- 8.74%
  BP, PLC ADR...........................................       14,790         907,366
  Halliburton Co........................................        4,431         183,222
  Kinder Morgan, Inc....................................        1,900         131,670
  Lukoil ADR............................................        2,640         328,020
                                                                          -----------
                                                                            1,550,278
                                                                          -----------
Semiconductors -- 0.88%
  National Semiconductor Corp.+.........................       10,100         156,146
                                                                          -----------
Telecommunications -- 4.44%
  IDT Corp., Class B+...................................       31,500         484,155
  SBC Communications, Inc...............................        5,040         126,857
  Verizon Communications, Inc...........................        4,280         176,464
                                                                          -----------
                                                                              787,476
                                                                          -----------
Tobacco -- 5.70%
  Altria Group, Inc.....................................       17,580       1,010,674
                                                                          -----------
Utilities - Electric -- 3.69%
  AES Corp.+............................................       38,930         476,503
  PG&E Corp.+...........................................        5,330         177,276
                                                                          -----------
                                                                              653,779
                                                                          -----------
Utilities - Gas, Distribution -- 1.09%
  Sempra Energy.........................................        5,211         192,703
                                                                          -----------
Total Long-Term Investment Securities -- 95.50%
   (Cost $15,311,866)...................................                   16,936,877
                                                                          -----------
REPURCHASE AGREEMENT -- 4.93%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.90%, dated 11/30/04, to be repurchased
   12/1/04 in the amount of $875,046 and collateralized
   by Federal National Mtg. Assoc. Disc. Notes, bearing
   interest at 1.96%, due 12/15/04 and having an
   approximate value of $894,160
   (Cost $875,000)......................................     $875,000         875,000
                                                                          -----------
TOTAL INVESTMENTS
   (Cost $16,186,866)(1)................................       100.43%     17,811,877
  Liabilities in excess of other assets.................        (0.43)%       (75,930)
                                                             --------     -----------
NET ASSETS --                                                  100.00%    $17,735,947
                                                             ========     ===========

--------
ADR American Depository Receipt
+   Non-income producing
(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

114      STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)        November 30, 2004


                                                               ASSET          BLUE CHIP       CAPITAL
                                                             ALLOCATION        GROWTH       CONSERVATION     CORE EQUITY
                                                                FUND            FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+ $  169,615,061  $   47,008,918  $   84,637,757  $  564,841,853
Long-term investment securities, at value (affiliated)*...      1,599,588         190,050               -       5,136,101
Short-term investment securities, at value*...............     14,633,019       1,002,020       1,803,040               -
Repurchase agreements (cost equals market value)..........     15,816,000               -       1,042,000       7,295,000
                                                           --------------  --------------  --------------  --------------
Total Investments.........................................    201,663,668      48,200,988      87,482,797     577,272,954
                                                           --------------  --------------  --------------  --------------
Cash......................................................          2,713          28,537         227,121             281
Foreign cash*.............................................              -           2,169               -               -
Receivable for:
   Fund shares sold.......................................        158,064          72,997          22,811          97,652
   Dividends and interest.................................      1,103,953         214,007         773,154       3,245,352
   Investments sold.......................................        224,519          20,506         323,951       1,356,601
Prepaid expenses and other assets.........................         17,126             559           4,946           8,090
Due from investment adviser for expense
 reimbursements/fee waivers...............................              -           1,837               -          33,960
Variation margin on futures contracts.....................              -               -               -               -
Collateral received for securities loaned.................              -               -               -               -
                                                           --------------  --------------  --------------  --------------
TOTAL ASSETS..............................................    203,170,043      48,541,600      88,834,780     582,014,890
                                                           --------------  --------------  --------------  --------------
LIABILITIES:
Payable for:
   Fund shares redeemed...................................         11,937           1,488           7,692         197,125
   Investments purchased..................................        289,260         256,489         555,965       2,771,436
   Investment advisory and management fees................         83,176          31,212          35,601         381,377
   Administrative services................................         11,644           2,731           4,984          33,370
   Transfer agent fees and expenses.......................            382             374             382             510
   Directors' fees and expenses...........................         33,005           4,851          17,454         162,497
   Other accrued expenses.................................         86,102          30,590          28,588         228,088
Variation margin on futures contracts.....................         46,075               -               -               -
Collateral upon return of securities loaned...............              -         462,025       1,803,040               -
Due to custodian..........................................              -               -               -               -
Due to custodian for foreign cash*........................             53               -               -               -
Call and put options written, at value@...................              -               -               -               -
Unrealized depreciation on forward currency
 contracts................................................              -               -               -               -
                                                           --------------  --------------  --------------  --------------
TOTAL LIABILITIES.........................................        561,634         789,760       2,453,706       3,774,403
                                                           --------------  --------------  --------------  --------------
NET ASSETS................................................ $  202,608,409  $   47,751,840  $   86,381,074  $  578,240,487
                                                           ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............ $      161,108  $       57,996  $       89,129  $      479,238
Additional paid-in capital................................    170,094,903      45,140,178      85,743,222     750,218,122
Accumulated undistributed net investment income
 (loss)...................................................        114,766         177,527          32,261         379,108
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options contracts,
 and foreign exchange transactions........................      8,126,681      (3,682,154)        516,590    (200,778,077)
Unrealized appreciation (depreciation) on investments.....     23,005,023       6,058,254            (128)     27,942,096
Unrealized appreciation (depreciation) on futures
 contracts and options contracts..........................      1,105,938               -               -               -
Unrealized foreign exchange gain (loss) on other
 assets and liabilities...................................            (10)             39               -               -
                                                           --------------  --------------  --------------  --------------
   NET ASSETS APPLICABLE TO SHARES
    OUTSTANDING........................................... $  202,608,409  $   47,751,840  $   86,381,074  $  578,240,487
                                                           ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding............................................     16,110,796       5,799,604       8,912,927      47,923,828
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE............................ $        12.58  $         8.23  $         9.69  $        12.07
                                                           ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)......... $  147,270,704  $   40,893,504  $   84,637,885  $  536,622,403
                                                           ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)........... $      938,922  $      247,210  $            -  $    5,413,455
                                                           ==============  ==============  ==============  ==============
   Short-term investment securities....................... $   14,633,019  $    1,002,020  $    1,803,040  $            -
                                                           ==============  ==============  ==============  ==============
   Foreign cash........................................... $          (43) $        2,130  $            -  $            -
                                                           ==============  ==============  ==============  ==============
  @Premiums received on options written................... $            -  $            -  $            -  $            -
                                                           ==============  ==============  ==============  ==============
  +Including securities on loan of........................ $            -  $      446,304  $    1,756,494  $            -
                                                           ==============  ==============  ==============  ==============

                                                             GOVERNMENT       GROWTH &         HEALTH
                                                             SECURITIES        INCOME         SCIENCES
                                                                FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+ $  139,434,066  $  176,963,829  $  151,001,735
Long-term investment securities, at value (affiliated)*...              -               -               -
Short-term investment securities, at value*...............              -       1,658,525      38,176,768
Repurchase agreements (cost equals market value)..........        339,000       6,013,000               -
                                                           --------------  --------------  --------------
Total Investments.........................................    139,773,066     184,635,354     189,178,503
                                                           --------------  --------------  --------------
Cash......................................................            273             466               -
Foreign cash*.............................................              -               -           1,689
Receivable for:
   Fund shares sold.......................................         37,697          34,475          81,384
   Dividends and interest.................................      1,140,443         944,328          72,920
   Investments sold.......................................      1,474,376       1,970,270         528,824
Prepaid expenses and other assets.........................          4,431           2,564           1,641
Due from investment adviser for expense
 reimbursements/fee waivers...............................              -           8,541               -
Variation margin on futures contracts.....................              -               -               -
Collateral received for securities loaned.................              -               -               -
                                                           --------------  --------------  --------------
TOTAL ASSETS..............................................    142,430,286     187,595,998     189,864,961
                                                           --------------  --------------  --------------
LIABILITIES:
Payable for:
   Fund shares redeemed...................................         96,947         125,642          17,670
   Investments purchased..................................      1,495,900       5,872,641         672,424
   Investment advisory and management fees................         58,288         111,267         125,115
   Administrative services................................          8,160          10,385           8,758
   Transfer agent fees and expenses.......................            510             382             374
   Directors' fees and expenses...........................         39,227          40,737          15,869
   Other accrued expenses.................................         38,848          45,820          19,643
Variation margin on futures contracts.....................              -               -               -
Collateral upon return of securities loaned...............              -       1,658,525      35,260,726
Due to custodian..........................................              -               -               -
Due to custodian for foreign cash*........................              -               -               -
Call and put options written, at value@...................              -               -       2,421,715
Unrealized depreciation on forward currency
 contracts................................................              -               -               -
                                                           --------------  --------------  --------------
TOTAL LIABILITIES.........................................      1,737,880       7,865,399      38,542,294
                                                           --------------  --------------  --------------
NET ASSETS................................................ $  140,692,406  $  179,730,599  $  151,322,667
                                                           ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............ $      141,010  $      131,025  $      154,540
Additional paid-in capital................................    143,731,830     197,456,574     131,869,884
Accumulated undistributed net investment income
 (loss)...................................................         90,489         119,851        (568,062)
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options contracts,
 and foreign exchange transactions........................     (2,649,636)    (31,773,527)      7,110,802
Unrealized appreciation (depreciation) on investments.....       (621,287)     13,796,676      12,736,354
Unrealized appreciation (depreciation) on futures
 contracts and options contracts..........................              -               -          18,785
Unrealized foreign exchange gain (loss) on other
 assets and liabilities...................................              -               -             364
                                                           --------------  --------------  --------------
   NET ASSETS APPLICABLE TO SHARES
    OUTSTANDING........................................... $  140,692,406  $  179,730,599  $  151,322,667
                                                           ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).................  1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding............................................     14,100,975      13,102,529      15,454,021
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE............................ $         9.98  $        13.72  $         9.79
                                                           ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)......... $  140,055,353  $  163,167,153  $  138,265,381
                                                           ==============  ==============  ==============
   Long-term investment securities (affiliated)........... $            -  $            -  $            -
                                                           ==============  ==============  ==============
   Short-term investment securities....................... $            -  $    1,658,525  $   38,176,768
                                                           ==============  ==============  ==============
   Foreign cash........................................... $            -  $            -  $        1,663
                                                           ==============  ==============  ==============
  @Premiums received on options written................... $            -  $            -  $    2,440,500
                                                           ==============  ==============  ==============
  +Including securities on loan of........................ $            -  $    1,651,679  $   34,241,758
                                                           ==============  ==============  ==============

SEE NOTES TO FINANCIAL STATEMENTS

November 30, 2004 STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED 115


                                                              INCOME &                     INTERNATIONAL   INTERNATIONAL
                                                               GROWTH       INTERNATIONAL   GOVERNMENT       GROWTH I
                                                                FUND        EQUITIES FUND    BOND FUND         FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+ $  238,506,365  $  333,350,720  $  147,627,436 $  391,541,206
Long-term investment securities, at value (affiliated)*...              -               -               -              -
Short-term investment securities, at value*...............     20,266,655       7,904,714               -     98,025,193
Repurchase agreements (cost equals market value)..........              -      13,951,000       1,633,000      3,373,000
                                                           --------------  --------------  -------------- --------------
Total Investments.........................................    258,773,020     355,206,434     149,260,436    492,939,399
                                                           --------------  --------------  -------------- --------------
Cash......................................................              -             849             261            796
Foreign cash*.............................................              -         382,696         554,043      1,028,020
Receivable for:
   Fund shares sold.......................................        204,525         497,462          91,991         83,898
   Dividends and interest.................................      1,127,692         751,129       2,434,589        585,309
   Investments sold.......................................      3,681,049       7,976,676       1,260,683      4,693,525
Prepaid expenses and other assets.........................          3,120           5,726           3,448          5,291
Due from investment adviser for expense
 reimbursements/fee waivers...............................         15,696               -               -         83,039
Variation margin on futures contracts.....................              -               -               -              -
Collateral received for securities loaned.................              -               -               -              -
                                                           --------------  --------------  -------------- --------------
TOTAL ASSETS..............................................    263,805,102     364,820,972     153,605,451    499,419,277
                                                           --------------  --------------  -------------- --------------
LIABILITIES:
Payable for:
   Fund shares redeemed...................................         70,715          86,659          11,080        120,612
   Investments purchased..................................      3,537,496       8,686,682       1,097,470      4,355,443
   Investment advisory and management fees................        149,978          94,848          61,876        303,970
   Administrative services................................         13,635          18,970           8,663         22,398
   Transfer agent fees and expenses.......................            374           2,552             132            255
   Directors' fees and expenses...........................         40,414          19,914          29,477         70,217
   Other accrued expenses.................................         41,134          68,972          77,158        255,113
Variation margin on futures contracts.....................              -          73,860               -              -
Collateral upon return of securities loaned...............     20,266,655       6,740,450               -     98,025,193
Due to custodian..........................................        157,237               -               -              -
Due to custodian for foreign cash*........................              -               -               -              -
Call and put options written, at value@...................              -               -               -              -
Unrealized depreciation on forward currency
 contracts................................................              -               -          15,960              -
                                                           --------------  --------------  -------------- --------------
TOTAL LIABILITIES.........................................     24,277,638      15,792,907       1,301,816    103,153,201
                                                           --------------  --------------  -------------- --------------
NET ASSETS................................................ $  239,527,464  $  349,028,065  $  152,303,635 $  396,266,076
                                                           ==============  ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............ $      249,311  $      462,891  $      107,463 $      491,204
Additional paid-in capital................................    254,200,679     325,967,915     122,313,311    534,960,341
Accumulated undistributed net investment income
 (loss)...................................................        676,087         680,170       3,623,493        429,150
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options contracts,
 and foreign exchange transactions........................    (27,923,035)    (10,446,140)     10,297,034   (206,316,530)
Unrealized appreciation (depreciation) on investments.....     12,324,422      32,467,091      15,885,353     66,621,540
Unrealized appreciation (depreciation) on futures
 contracts and options contracts..........................              -         124,490               -              -
Unrealized foreign exchange gain (loss) on other
 assets and liabilities...................................              -        (228,352)         76,981         80,371
                                                           --------------  --------------  -------------- --------------
   NET ASSETS APPLICABLE TO SHARES
    OUTSTANDING........................................... $  239,527,464  $  349,028,065  $  152,303,635 $  396,266,076
                                                           ==============  ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).................  1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding............................................     24,931,090      46,289,100      10,746,311     49,120,434
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE............................ $         9.61  $         7.54  $        14.17 $         8.07
                                                           ==============  ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)......... $  226,181,943  $  300,883,629  $  131,742,083 $  324,919,666
                                                           ==============  ==============  ============== ==============
   Long-term investment securities (affiliated)........... $            -  $            -  $            - $            -
                                                           ==============  ==============  ============== ==============
   Short-term investment securities....................... $   20,266,655  $    7,904,714  $            - $   98,025,193
                                                           ==============  ==============  ============== ==============
   Foreign cash........................................... $            -  $      377,626  $      543,266 $      989,065
                                                           ==============  ==============  ============== ==============
  @Premiums received on options written................... $            -  $            -  $            - $            -
                                                           ==============  ==============  ============== ==============
  +Including securities on loan of........................ $   19,865,382  $    6,561,057  $            - $   93,030,683
                                                           ==============  ==============  ============== ==============

                                                              LARGE CAP                       MONEY
                                                               GROWTH         MID CAP        MARKET I
                                                                FUND         INDEX FUND        FUND
--------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+ $  397,299,633  $1,746,278,161 $            -
Long-term investment securities, at value (affiliated)*...              -               -              -
Short-term investment securities, at value*...............      8,303,479     209,814,716    420,480,283
Repurchase agreements (cost equals market value)..........     17,283,000       5,628,000      6,653,000
                                                           --------------  -------------- --------------
Total Investments.........................................    422,886,112   1,961,720,877    427,133,283
                                                           --------------  -------------- --------------
Cash......................................................            245              94          1,127
Foreign cash*.............................................              -               -              -
Receivable for:
   Fund shares sold.......................................         43,296       1,913,944        459,074
   Dividends and interest.................................      2,124,272       1,589,064        312,137
   Investments sold.......................................              -      15,762,923              -
Prepaid expenses and other assets.........................          6,055          34,195         11,564
Due from investment adviser for expense
 reimbursements/fee waivers...............................          7,277               -         16,309
Variation margin on futures contracts.....................              -          23,425              -
Collateral received for securities loaned.................              -          29,704              -
                                                           --------------  -------------- --------------
TOTAL ASSETS..............................................    425,067,257   1,981,074,226    427,933,494
                                                           --------------  -------------- --------------
LIABILITIES:
Payable for:
   Fund shares redeemed...................................        143,139         579,169      1,400,366
   Investments purchased..................................      6,653,952      11,367,341              -
   Investment advisory and management fees................        288,110         397,575        177,390
   Administrative services................................         23,727          99,814         24,835
   Transfer agent fees and expenses.......................            255           2,800          3,605
   Directors' fees and expenses...........................         86,592         217,276        115,530
   Other accrued expenses.................................         77,288         148,173        119,428
Variation margin on futures contracts.....................              -               -              -
Collateral upon return of securities loaned...............      8,303,479     198,737,504              -
Due to custodian..........................................              -               -              -
Due to custodian for foreign cash*........................              -               -              -
Call and put options written, at value@...................              -               -              -
Unrealized depreciation on forward currency
 contracts................................................              -               -              -
                                                           --------------  -------------- --------------
TOTAL LIABILITIES.........................................     15,576,542     211,549,652      1,841,154
                                                           --------------  -------------- --------------
NET ASSETS................................................ $  409,490,715  $1,769,524,574 $  426,092,340
                                                           ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............ $      643,799  $      850,627 $    4,260,923
Additional paid-in capital................................    721,376,573   1,441,852,246    421,831,417
Accumulated undistributed net investment income
 (loss)...................................................      1,648,291         497,236              -
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options contracts,
 and foreign exchange transactions........................   (347,153,214)     66,181,354              -
Unrealized appreciation (depreciation) on investments.....     32,975,266     259,029,611              -
Unrealized appreciation (depreciation) on futures
 contracts and options contracts..........................              -       1,113,500              -
Unrealized foreign exchange gain (loss) on other
 assets and liabilities...................................              -               -              -
                                                           --------------  -------------- --------------
   NET ASSETS APPLICABLE TO SHARES
    OUTSTANDING........................................... $  409,490,715  $1,769,524,574 $  426,092,340
                                                           ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).................  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding............................................     64,379,891      85,062,716    426,092,340
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE............................ $         6.36  $        20.80 $         1.00
                                                           ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)......... $  364,324,367  $1,487,248,550 $            -
                                                           ==============  ============== ==============
   Long-term investment securities (affiliated)........... $            -  $            - $            -
                                                           ==============  ============== ==============
   Short-term investment securities....................... $    8,303,479  $  209,814,716 $  420,480,283
                                                           ==============  ============== ==============
   Foreign cash........................................... $            -  $            - $            -
                                                           ==============  ============== ==============
  @Premiums received on options written................... $            -  $            - $            -
                                                           ==============  ============== ==============
  +Including securities on loan of........................ $    8,026,990  $  193,354,928 $            -
                                                           ==============  ============== ==============

SEE NOTES TO FINANCIAL STATEMENTS

116 STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED November 30, 2004


                                                                              SCIENCE &
                                                             NASDAQ-100       TECHNOLOGY       SMALL CAP      SMALL CAP
                                                             INDEX FUND          FUND            FUND         INDEX FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+ $   92,102,170  $ 1,301,274,312  $  645,541,731  $  589,010,817
Long-term investment securities, at value (affiliated)*...              -                -               -         153,346
Short-term investment securities, at value*...............      6,259,081      101,720,280      98,905,143     179,648,514
Repurchase agreements (cost equals market value)..........      5,319,000                -               -      14,258,000
                                                           --------------  ---------------  --------------  --------------
Total Investments.........................................    103,680,251    1,402,994,592     744,446,874     783,070,677
                                                           --------------  ---------------  --------------  --------------
Cash......................................................            720                -           1,159         181,170
Foreign cash*.............................................              -            6,806               -               -
Receivable for:
   Fund shares sold.......................................        133,091          133,680          93,552         809,787
   Dividends and interest.................................        856,881        7,827,068         421,208         392,986
   Investments sold.......................................              -        3,832,901       8,151,617         537,286
Prepaid expenses and other assets.........................          1,158           17,688           7,852           7,126
Due from investment adviser for expense
 reimbursements/fee waivers...............................              -                -          45,676               -
Variation margin on futures contracts.....................              -                -               -         132,075
Collateral received for securities loaned.................              -                -               -         296,515
                                                           --------------  ---------------  --------------  --------------
TOTAL ASSETS..............................................    104,672,101    1,414,812,735     753,167,938     785,427,622
                                                           --------------  ---------------  --------------  --------------
LIABILITIES:
Payable for:
   Fund shares redeemed...................................         13,677          554,917         140,648         149,118
   Investments purchased..................................              -        8,753,016       6,156,948         190,716
   Investment advisory and management fees................         31,914          977,680         468,034         165,076
   Administrative services................................          5,585           76,042          36,402          34,715
   Transfer agent fees and expenses.......................          1,534            2,049             255           2,090
   Directors' fees and expenses...........................         10,621          232,820         107,698          53,362
   Other accrued expenses.................................         53,902          152,437          93,445          81,812
Variation margin on futures contracts.....................         18,900                -               -               -
Collateral upon return of securities loaned...............      5,589,773       83,814,803      95,432,008     153,126,037
Due to custodian..........................................              -              100               -               -
Due to custodian for foreign cash*........................              -                -               -               -
Call and put options written, at value@...................              -                -               -               -
Unrealized depreciation on forward currency
 contracts................................................              -                -               -               -
                                                           --------------  ---------------  --------------  --------------
TOTAL LIABILITIES.........................................      5,725,906       94,563,864     102,435,438     153,802,926
                                                           --------------  ---------------  --------------  --------------
NET ASSETS................................................ $   98,946,195  $ 1,320,248,871  $  650,732,500  $  631,624,696
                                                           ==============  ===============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............ $      225,235  $     1,192,200  $      591,427  $      405,200
Additional paid-in capital................................     92,912,166    2,988,593,230     611,870,087     518,013,378
Accumulated undistributed net investment income
 (loss)...................................................        691,587        2,550,718        (221,483)        518,632
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options contracts,
 and foreign exchange transactions........................    (10,813,957)  (1,779,847,234)    (63,923,274)     18,682,453
Unrealized appreciation (depreciation) on investments.....     15,405,854      107,759,938     102,415,743      91,176,933
Unrealized appreciation (depreciation) on futures
 contracts and options contracts..........................        525,310                -               -       2,828,100
Unrealized foreign exchange gain (loss) on other
 assets and liabilities...................................              -               19               -               -
                                                           --------------  ---------------  --------------  --------------
   NET ASSETS APPLICABLE TO SHARES
    OUTSTANDING........................................... $   98,946,195  $ 1,320,248,871  $  650,732,500  $  631,624,696
                                                           ==============  ===============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).................  1,000,000,000    1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding............................................     22,523,487      119,220,032      59,142,734      40,520,026
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE............................ $         4.39  $         11.07  $        11.00  $        15.59
                                                           ==============  ===============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)......... $   76,696,316  $ 1,193,514,374  $  543,125,988  $  497,821,211
                                                           ==============  ===============  ==============  ==============
   Long-term investment securities (affiliated)........... $            -  $             -  $            -  $      166,019
                                                           ==============  ===============  ==============  ==============
   Short-term investment securities....................... $    6,259,081  $   101,720,280  $   98,905,143  $  179,648,514
                                                           ==============  ===============  ==============  ==============
   Foreign cash........................................... $            -  $         6,786  $            -  $            -
                                                           ==============  ===============  ==============  ==============
  @Premiums received on options written................... $            -  $             -  $            -  $            -
                                                           ==============  ===============  ==============  ==============
  +Including securities on loan of........................ $    5,452,315  $    81,842,483  $   93,316,274  $  148,458,106
                                                           ==============  ===============  ==============  ==============

                                                               SOCIAL
                                                              AWARENESS     STOCK INDEX
                                                                FUND           FUND         VALUE FUND
--------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+ $  411,301,039  $4,314,206,573 $   16,936,877
Long-term investment securities, at value (affiliated)*...      2,670,836      66,302,110              -
Short-term investment securities, at value*...............     17,842,876     135,871,920              -
Repurchase agreements (cost equals market value)..........      4,476,000      12,439,000        875,000
                                                           --------------  -------------- --------------
Total Investments.........................................    436,290,751   4,528,819,603     17,811,877
                                                           --------------  -------------- --------------
Cash......................................................            287          36,598         27,650
Foreign cash*.............................................              -               -              -
Receivable for:
   Fund shares sold.......................................        188,053       1,257,453         15,814
   Dividends and interest.................................      2,386,701      21,009,940         26,593
   Investments sold.......................................              -               -            838
Prepaid expenses and other assets.........................          7,428         129,661            190
Due from investment adviser for expense
 reimbursements/fee waivers...............................              -               -          3,112
Variation margin on futures contracts.....................              -               -              -
Collateral received for securities loaned.................              -       2,398,379              -
                                                           --------------  -------------- --------------
TOTAL ASSETS..............................................    438,873,220   4,553,651,634     17,886,074
                                                           --------------  -------------- --------------
LIABILITIES:
Payable for:
   Fund shares redeemed...................................         48,313         725,726          1,815
   Investments purchased..................................              -       3,352,496        118,208
   Investment advisory and management fees................        176,194         947,245         10,970
   Administrative services................................         24,667         253,722            985
   Transfer agent fees and expenses.......................            382           3,750            254
   Directors' fees and expenses...........................         68,839         723,846          2,108
   Other accrued expenses.................................         62,500         526,652         15,787
Variation margin on futures contracts.....................         28,500          77,848              -
Collateral upon return of securities loaned...............      6,798,980     120,458,641              -
Due to custodian..........................................              -               -              -
Due to custodian for foreign cash*........................              -               -              -
Call and put options written, at value@...................              -               -              -
Unrealized depreciation on forward currency
 contracts................................................              -               -              -
                                                           --------------  -------------- --------------
TOTAL LIABILITIES.........................................      7,208,375     127,069,926        150,127
                                                           --------------  -------------- --------------
NET ASSETS................................................ $  431,664,845  $4,426,581,708 $   17,735,947
                                                           ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............ $      226,368  $    1,377,411 $       15,999
Additional paid-in capital................................    435,635,925   2,940,267,600     15,642,091
Accumulated undistributed net investment income
 (loss)...................................................        321,929       3,694,149         37,541
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options contracts,
 and foreign exchange transactions........................    (41,446,869)     78,994,270        415,305
Unrealized appreciation (depreciation) on investments.....     36,213,104   1,401,114,340      1,625,011
Unrealized appreciation (depreciation) on futures
 contracts and options contracts..........................        714,388       1,133,938              -
Unrealized foreign exchange gain (loss) on other
 assets and liabilities...................................              -               -              -
                                                           --------------  -------------- --------------
   NET ASSETS APPLICABLE TO SHARES
    OUTSTANDING........................................... $  431,664,845  $4,426,581,708 $   17,735,947
                                                           ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).................  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding............................................     22,636,767     137,741,088      1,599,884
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE............................ $        19.07  $        32.14 $        11.09
                                                           ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)......... $  375,496,280  $2,946,996,071 $   15,311,866
                                                           ==============  ============== ==============
   Long-term investment securities (affiliated)........... $    2,262,491  $   32,398,272 $            -
                                                           ==============  ============== ==============
   Short-term investment securities....................... $   17,842,876  $  135,871,920 $            -
                                                           ==============  ============== ==============
   Foreign cash........................................... $            -  $            - $            -
                                                           ==============  ============== ==============
  @Premiums received on options written................... $            -  $            - $            -
                                                           ==============  ============== ==============
  +Including securities on loan of........................ $    6,631,698  $  116,623,807 $            -
                                                           ==============  ============== ==============

SEE NOTES TO FINANCIAL STATEMENTS

For the Period Ended November 30, 2004            STATEMENTS OF OPERATIONS (Unaudited)              117

                                                                               ASSET      BLUE CHIP    CAPITAL
                                                                             ALLOCATION    GROWTH    CONSERVATION CORE EQUITY
                                                                                FUND        FUND         FUND        FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).................................................... $1,217,968  $  404,800   $        -  $ 7,177,666
Dividends (affiliated)......................................................      3,535         420            -       13,512
Securities lending income...................................................          -         322        1,013            -
Interest (unaffiliated).....................................................  1,538,188          30    1,785,838       43,541
                                                                             ----------  ----------   ----------  -----------
   Total investment income*.................................................  2,759,691     405,572    1,786,851    7,234,719
                                                                             ----------  ----------   ----------  -----------
EXPENSES:
Investment advisory and management fees.....................................    487,333     173,067      212,033    2,335,266
Administrative services.....................................................     68,227      15,143       29,685      204,336
Transfer agent fees.........................................................        708         710          708          944
Custodian fees..............................................................     52,795      25,602       24,786       89,801
Reports to shareholders.....................................................     16,643       4,040        7,001       37,125
Audit and tax fees..........................................................      9,436       9,160        7,240       15,769
Legal fees..................................................................      1,399         741          918        3,270
Directors' fees and expenses................................................      5,886       1,250        2,422       18,772
Interest expense............................................................          -           -            -            -
Other expenses..............................................................      6,972       1,872        2,519       13,979
                                                                             ----------  ----------   ----------  -----------
   Total expenses before fee waivers, expense reimbursements, custody
    credits, and fees paid indirectly.......................................    649,399     231,585      287,312    2,719,262
                                                                             ----------  ----------   ----------  -----------
   Fees waived and expenses reimbursed by investment adviser................          -      (4,076)           -     (238,041)
   Fees paid indirectly (Note 8)............................................          -      (1,941)           -      (26,792)
                                                                             ----------  ----------   ----------  -----------
   Net expenses.............................................................    649,399     225,568      287,312    2,454,429
                                                                             ----------  ----------   ----------  -----------
Net investment income (loss)................................................  2,110,292     180,004    1,499,539    4,780,290
                                                                             ----------  ----------   ----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)....................    809,822     660,157      254,701      (59,824)
  Net realized gain (loss) on investments (affiliated)......................          -           -            -      142,509
  Net realized gain (loss) on futures contracts and options contracts.......    172,849           -            -            -
  Net realized foreign exchange gain (loss) on other assets and liabilities.          -        (344)           -            -
                                                                             ----------  ----------   ----------  -----------
Net realized gain (loss) on investments and foreign currencies..............    982,671     659,813      254,701       82,685
                                                                             ----------  ----------   ----------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...........................................................  5,573,516   1,501,222    1,217,028   14,538,012
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).............................................................   (251,237)    (29,850)           -   (1,028,149)
  Change in unrealized appreciation (depreciation) on futures contracts and
   options contracts........................................................  1,028,500           -            -            -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...................................................         (5)         62            -            -
                                                                             ----------  ----------   ----------  -----------
Net unrealized gain (loss) on investments and foreign currencies............  6,350,774   1,471,434    1,217,028   13,509,863
                                                                             ----------  ----------   ----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.................................................................  7,274,266   2,131,247    1,471,729   13,592,548
                                                                             ----------  ----------   ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................. $9,443,737  $2,311,251   $2,971,268  $18,372,838
                                                                             ----------  ----------   ----------  -----------
*Net of foreign withholding taxes on interest and dividends of.............. $      222  $      989   $      282  $    32,117
                                                                             ----------  ----------   ----------  -----------

                                                                             GOVERNMENT   GROWTH &       HEALTH
                                                                             SECURITIES    INCOME       SCIENCES
                                                                                FUND        FUND          FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).................................................... $        - $ 2,082,868  $     246,637
Dividends (affiliated)......................................................          -       3,857              -
Securities lending income...................................................        927       4,486         34,464
Interest (unaffiliated).....................................................  2,511,562      30,532             32
                                                                             ---------- -----------  -------------
   Total investment income*.................................................  2,512,489   2,121,743        281,133
                                                                             ---------- -----------  -------------
EXPENSES:
Investment advisory and management fees.....................................    360,281     663,229        747,435
Administrative services.....................................................     50,439      61,901         52,320
Transfer agent fees.........................................................        944         708            710
Custodian fees..............................................................     24,568      25,605         25,490
Reports to shareholders.....................................................     13,446      16,003         14,139
Audit and tax fees..........................................................      7,879       8,855          9,266
Legal fees..................................................................      1,244       1,395          1,180
Directors' fees and expenses................................................      4,568       5,663          4,552
Interest expense............................................................          -           -              -
Other expenses..............................................................      5,164       9,553          3,410
                                                                             ---------- -----------  -------------
   Total expenses before fee waivers, expense reimbursements, custody
    credits, and fees paid indirectly.......................................    468,533     792,912        858,502
                                                                             ---------- -----------  -------------
   Fees waived and expenses reimbursed by investment adviser................          -     (41,252)             -
   Fees paid indirectly (Note 8)............................................          -           -         (8,011)
                                                                             ---------- -----------  -------------
   Net expenses.............................................................    468,533     751,660        850,491
                                                                             ---------- -----------  -------------
Net investment income (loss)................................................  2,043,956   1,370,083       (569,358)
                                                                             ---------- -----------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)....................    387,897   6,496,084   4,534,836.00
  Net realized gain (loss) on investments (affiliated)......................          -   1,385,006              -
  Net realized gain (loss) on futures contracts and options contracts.......          -           -      1,614,043
  Net realized foreign exchange gain (loss) on other assets and liabilities.          -           -         (6,424)
                                                                             ---------- -----------  -------------
Net realized gain (loss) on investments and foreign currencies..............    387,897   7,881,090      6,142,455
                                                                             ---------- -----------  -------------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...........................................................  2,055,513   4,624,824    (10,144,628)
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).............................................................          -  (1,456,682)             -
  Change in unrealized appreciation (depreciation) on futures contracts and
   options contracts........................................................          -           -          6,673
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...................................................          -           -            112
                                                                             ---------- -----------  -------------
Net unrealized gain (loss) on investments and foreign currencies............  2,055,513   3,168,142    (10,137,843)
                                                                             ---------- -----------  -------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.................................................................  2,387,795  11,049,232     (3,995,388)
                                                                             ---------- -----------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................. $4,487,366 $12,419,315  $  (4,564,746)
                                                                             ---------- -----------  -------------
*Net of foreign withholding taxes on interest and dividends of.............. $        - $     9,813  $       1,671
                                                                             ---------- -----------  -------------

SEE NOTES TO FINANCIAL STATEMENTS

118      STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED        For the Period Ended November 30, 2004

                                                                               INCOME &   INTERNATIONAL INTERNATIONAL
                                                                                GROWTH      EQUITIES     GOVERNMENT
                                                                                 FUND         FUND        BOND FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).................................................... $ 4,022,820   $ 2,309,247   $     3,662
Dividends (affiliated)......................................................           -             -             -
Securities lending income...................................................      24,550         4,268            15
Interest (unaffiliated).....................................................       1,402       137,723     3,323,423
                                                                             -----------   -----------   -----------
   Total investment income*.................................................   4,048,772     2,451,238     3,327,100
                                                                             -----------   -----------   -----------
EXPENSES:
Investment advisory and management fees.....................................     889,593       452,089       366,280
Administrative services.....................................................      80,872        90,418        51,279
Transfer agent fees.........................................................         710         5,303           234
Custodian fees..............................................................      25,944       176,104        64,961
Reports to shareholders.....................................................      20,428        16,267        13,633
Audit and tax fees..........................................................       9,747        12,594        10,751
Legal fees..................................................................       1,595         1,326         1,228
Directors' fees and expenses................................................       7,168         5,838         4,576
Interest expense............................................................           -             -             -
Other expenses..............................................................       5,391         3,169         4,129
                                                                             -----------   -----------   -----------
   Total expenses before fee waivers, expense reimbursements, custody
    credits, and fees paid indirectly.......................................   1,041,448       763,108       517,071
                                                                             -----------   -----------   -----------
   Fees waived and expenses reimbursed by investment adviser................     (82,537)            -             -
   Fees paid indirectly (Note 8)............................................           -             -             -
                                                                             -----------   -----------   -----------
   Net expenses.............................................................     958,911       763,108       517,071
                                                                             -----------   -----------   -----------
Net investment income (loss)................................................   3,089,861     1,688,130     2,810,029
                                                                             -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)....................  12,444,326     2,275,214     4,233,095
  Net realized gain (loss) on investments (affiliated)......................           -             -             -
  Net realized gain (loss) on futures contracts and options contracts.......           -       149,293             -
  Net realized foreign exchange gain (loss) on other assets and liabilities.           -      (298,464)      (77,195)
                                                                             -----------   -----------   -----------
Net realized gain (loss) on investments and foreign currencies..............  12,444,326     2,126,043     4,155,900
                                                                             -----------   -----------   -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...........................................................     351,066    28,967,941     9,290,083
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).............................................................           -             -             -
  Change in unrealized appreciation (depreciation) on futures contracts and
   options contracts........................................................           -        50,963             -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...................................................           -        (7,650)       88,293
                                                                             -----------   -----------   -----------
Net unrealized gain (loss) on investments and foreign currencies............     351,066    29,011,254     9,378,376
                                                                             -----------   -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.................................................................  12,795,392    31,137,297    13,534,276
                                                                             -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................. $15,885,253   $32,825,427   $16,344,305
                                                                             -----------   -----------   -----------
*Net of foreign withholding taxes on interest and dividends of.............. $       199   $   243,326   $     4,403
                                                                             -----------   -----------   -----------

                                                                             INTERNATIONAL  LARGE CAP      MIDCAP      MONEY
                                                                               GROWTH I      GROWTH        INDEX      MARKET I
                                                                                 FUND         FUND          FUND        FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)....................................................  $ 2,208,610  $ 3,712,369  $  9,270,647 $        -
Dividends (affiliated)......................................................            -            -             -          -
Securities lending income...................................................      167,924        6,628       177,907          -
Interest (unaffiliated).....................................................       44,452       63,014       315,861  3,371,645
                                                                              -----------  -----------  ------------ ----------
   Total investment income*.................................................    2,420,986    3,782,011     9,764,415  3,371,645
                                                                              -----------  -----------  ------------ ----------
EXPENSES:
Investment advisory and management fees.....................................    1,812,050    1,824,162     2,253,320  1,113,939
Administrative services.....................................................      131,185      144,358       560,738    155,952
Transfer agent fees.........................................................          472          472         5,777      7,172
Custodian fees..............................................................      386,994       41,811       100,819     25,412
Reports to shareholders.....................................................       34,854       39,567       150,454     30,355
Audit and tax fees..........................................................       16,261       12,422        31,576     10,749
Legal fees..................................................................        2,323        2,547         7,292      1,576
Directors' fees and expenses................................................       12,101       13,553        47,718     11,601
Interest expense............................................................          102          610             -          -
Other expenses..............................................................        9,669       11,926        37,169     10,741
                                                                              -----------  -----------  ------------ ----------
   Total expenses before fee waivers, expense reimbursements, custody
    credits, and fees paid indirectly.......................................    2,406,011    2,091,428     3,194,863  1,367,497
                                                                              -----------  -----------  ------------ ----------
   Fees waived and expenses reimbursed by investment adviser................     (451,304)     (27,301)            -    (59,609)
   Fees paid indirectly (Note 8)............................................            -            -             -          -
                                                                              -----------  -----------  ------------ ----------
   Net expenses.............................................................    1,954,707    2,064,127     3,194,863  1,307,888
                                                                              -----------  -----------  ------------ ----------
Net investment income (loss)................................................      466,279    1,717,884     6,569,552  2,063,757
                                                                              -----------  -----------  ------------ ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)....................    6,375,260    7,443,130    41,792,041          -
  Net realized gain (loss) on investments (affiliated)......................            -            -             -          -
  Net realized gain (loss) on futures contracts and options contracts.......            -            -     2,215,461          -
  Net realized foreign exchange gain (loss) on other assets and liabilities.       12,157            -             -          -
                                                                              -----------  -----------  ------------ ----------
Net realized gain (loss) on investments and foreign currencies..............    6,387,417    7,443,130    44,007,502          -
                                                                              -----------  -----------  ------------ ----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...........................................................   27,565,900   (1,274,260)   73,950,246          -
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).............................................................            -            -             -          -
  Change in unrealized appreciation (depreciation) on futures contracts and
   options contracts........................................................            -            -       694,657          -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...................................................       57,796            -             -          -
                                                                              -----------  -----------  ------------ ----------
Net unrealized gain (loss) on investments and foreign currencies............   27,623,696   (1,274,260)   74,644,903          -
                                                                              -----------  -----------  ------------ ----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.................................................................   34,011,113    6,168,870   118,652,405          -
                                                                              -----------  -----------  ------------ ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................................  $34,477,392  $ 7,886,754  $125,221,957 $2,063,757
                                                                              -----------  -----------  ------------ ----------
*Net of foreign withholding taxes on interest and dividends of..............  $   235,190  $     8,023  $          - $        -
                                                                              -----------  -----------  ------------ ----------

SEE NOTES TO FINANCIAL STATEMENTS

For the Period Ended November 30, 2004      STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED        119

                                                                             NASDAQ-100   SCIENCE &                  SMALL CAP
                                                                               INDEX      TECHNOLOGY    SMALL CAP      INDEX
                                                                                FUND         FUND         FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).................................................... $  941,514  $  9,200,263  $ 2,543,202  $ 3,350,929
Dividends (affiliated)......................................................          -             -            -          447
Securities lending income...................................................      4,997        65,264       77,742      166,002
Interest (unaffiliated).....................................................     35,777           189       12,806      265,682
                                                                             ----------  ------------  -----------  -----------
   Total investment income*.................................................    982,288     9,265,716    2,633,750    3,783,060
                                                                             ----------  ------------  -----------  -----------
EXPENSES:
Investment advisory and management fees.....................................    181,305     5,794,202    2,697,745      907,382
Administrative services.....................................................     31,728       450,660      209,825      184,555
Transfer agent fees.........................................................      3,414         4,357          472        4,327
Custodian fees..............................................................     25,423       108,855       89,667       45,177
Reports to shareholders.....................................................      8,611       114,547       67,339       41,097
Audit and tax fees..........................................................      7,872        32,157       15,577       14,736
Legal fees..................................................................        978         6,896        3,354        2,621
Directors' fees and expenses................................................      2,877        43,366       19,185       14,827
Interest expense............................................................          -             -          245            -
Other expenses..............................................................     20,253        29,624       36,534        8,701
                                                                             ----------  ------------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements, custody
    credits, and fees paid indirectly.......................................    282,461     6,584,664    3,139,943    1,223,423
                                                                             ----------  ------------  -----------  -----------
   Fees waived and expenses reimbursed by investment adviser................          -             -     (292,323)           -
   Fees paid indirectly (Note 8)............................................          -       (62,371)           -            -
                                                                             ----------  ------------  -----------  -----------
   Net expenses.............................................................    282,461     6,522,293    2,847,620    1,223,423
                                                                             ----------  ------------  -----------  -----------
Net investment income (loss)................................................    699,827     2,743,423     (213,870)   2,559,637
                                                                             ----------  ------------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)....................   (287,469)   56,502,291   52,504,156   18,322,551
  Net realized gain (loss) on investments (affiliated)......................          -             -            -       (2,499)
  Net realized gain (loss) on futures contracts and options contracts.......    (96,724)            -            -      997,025
  Net realized foreign exchange gain (loss) on other assets and liabilities.          -         3,860            -            -
                                                                             ----------  ------------  -----------  -----------
Net realized gain (loss) on investments and foreign currencies..............   (384,193)   56,506,151   52,504,156   19,317,077
                                                                             ----------  ------------  -----------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...........................................................  5,708,094   (65,447,625)  22,104,108   41,523,930
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).............................................................          -             -            -          572
  Change in unrealized appreciation (depreciation) on futures contracts and
   options contracts........................................................    338,148             -            -    3,020,549
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...................................................          -        (2,545)           -            -
                                                                             ----------  ------------  -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies............  6,046,242   (65,450,170)  22,104,108   44,545,051
                                                                             ----------  ------------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.................................................................  5,662,049    (8,944,019)  74,608,264   63,862,128
                                                                             ----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................. $6,361,876  $ (6,200,596) $74,394,394  $66,421,765
                                                                             ----------  ------------  -----------  -----------
*Net of foreign withholding taxes on interest and dividends of.............. $      872  $      7,799  $     1,581  $       766
                                                                             ----------  ------------  -----------  -----------

                                                                               SOCIAL
                                                                              AWARENESS      STOCK         VALUE
                                                                                FUND       INDEX FUND      FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).................................................... $ 4,805,019  $ 50,778,629  $  130,899
Dividends (affiliated)......................................................       5,902       146,841           -
Securities lending income...................................................       6,067        88,437           -
Interest (unaffiliated).....................................................     144,197       185,934       2,282
                                                                             -----------  ------------  ----------
   Total investment income*.................................................   4,961,185    51,199,841     133,181
                                                                             -----------  ------------  ----------
EXPENSES:
Investment advisory and management fees.....................................   1,028,465     5,563,254      60,103
Administrative services.....................................................     143,985     1,487,519       5,394
Transfer agent fees.........................................................         708         7,394         472
Custodian fees..............................................................      39,019       244,098      25,412
Reports to shareholders.....................................................      35,178       376,370       2,400
Audit and tax fees..........................................................      12,229        71,013       6,475
Legal fees..................................................................       2,334        19,398         630
Directors' fees and expenses................................................      12,356       131,679         452
Interest expense............................................................           -             -           -
Other expenses..............................................................       8,846       107,354       1,807
                                                                             -----------  ------------  ----------
   Total expenses before fee waivers, expense reimbursements, custody
    credits, and fees paid indirectly.......................................   1,283,120     8,008,079     103,145
                                                                             -----------  ------------  ----------
   Fees waived and expenses reimbursed by investment adviser................           -             -      (6,383)
   Fees paid indirectly (Note 8)............................................           -             -           -
                                                                             -----------  ------------  ----------
   Net expenses.............................................................   1,283,120     8,008,079      96,762
                                                                             -----------  ------------  ----------
Net investment income (loss)................................................   3,678,065    43,191,762      36,419
                                                                             -----------  ------------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)....................   4,568,930    38,980,343   1,450,869
  Net realized gain (loss) on investments (affiliated)......................           -       761,861           -
  Net realized gain (loss) on futures contracts and options contracts.......    (678,591)    1,136,570           -
  Net realized foreign exchange gain (loss) on other assets and liabilities.           -             -           -
                                                                             -----------  ------------  ----------
Net realized gain (loss) on investments and foreign currencies..............   3,890,339    40,878,774   1,450,869
                                                                             -----------  ------------  ----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...........................................................  13,107,760   157,117,063     177,800
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).............................................................    (419,492)  (11,206,699)          -
  Change in unrealized appreciation (depreciation) on futures contracts and
   options contracts........................................................     651,778       956,880           -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...................................................           -             -           -
                                                                             -----------  ------------  ----------
Net unrealized gain (loss) on investments and foreign currencies............  13,340,046   146,867,244     177,800
                                                                             -----------  ------------  ----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.................................................................  17,230,385   187,746,018   1,628,669
                                                                             -----------  ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................. $20,908,450  $230,937,780  $1,665,088
                                                                             -----------  ------------  ----------
*Net of foreign withholding taxes on interest and dividends of.............. $         -  $          -  $    1,839
                                                                             -----------  ------------  ----------

SEE NOTES TO FINANCIAL STATEMENTS

       120             STATEMENTS OF CHANGES IN NET ASSETS


                                                                  ASSET ALLOCATION FUND      BLUE CHIP GROWTH FUND
                                                               --------------------------  ------------------------
                                                                 For the                     For the
                                                                Six Months                  Six Months
                                                                  Ended        For the        Ended       For the
                                                               November 30,   Year Ended   November 30,  Year Ended
                                                                   2004        May 31,         2004       May 31,
                                                               (Unaudited)       2004      (Unaudited)      2004
                                                               ------------  ------------  ------------ -----------
OPERATIONS:
Net investment income (loss).................................. $  2,110,292  $  2,610,459  $   180,004  $    (1,661)
  Net realized gain (loss) on investments and foreign
   currencies.................................................      982,671     8,441,334      659,813      481,154
  Net unrealized gain (loss) on investments and foreign
   currencies.................................................    6,350,774     6,954,886    1,471,434    4,305,576
                                                               ------------  ------------  -----------  -----------
  Increase (decrease) in net assets resulting from operations.    9,443,737    18,006,679    2,311,251    4,785,069
                                                               ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................   (2,070,003)   (2,840,003)           -            -
Net realized gain on securities...............................            -    (1,991,629)           -            -
                                                               ------------  ------------  -----------  -----------
  Total distributions to shareholders.........................   (2,070,003)   (4,831,632)           -            -
                                                               ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 7)..................................    2,934,173    14,368,450    5,071,780   11,855,613
                                                               ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......................   10,307,907    27,543,497    7,383,031   16,640,682
NET ASSETS:
Beginning of period...........................................  192,300,502   164,757,005   40,368,809   23,728,127
                                                               ------------  ------------  -----------  -----------
End of period+................................................ $202,608,409  $192,300,502  $47,751,840  $40,368,809
                                                               ============  ============  ===========  ===========
+Includes accumulated undistributed net investment income
 (loss)....................................................... $    114,767  $     74,477  $   177,527  $    (2,477)
                                                               ============  ============  ===========  ===========

                                                                  CAPITAL CONSERVATION
                                                                          FUND                 CORE EQUITY FUND
                                                               -------------------------  --------------------------
                                                                 For the                    For the
                                                                Six Months                 Six Months
                                                                  Ended       For the        Ended        For the
                                                               November 30,  Year Ended   November 30,   Year Ended
                                                                   2004       May 31,         2004        May 31,
                                                               (Unaudited)      2004      (Unaudited)       2004
                                                               ------------ ------------  ------------  ------------
OPERATIONS:
Net investment income (loss).................................. $ 1,499,539  $  2,370,366  $  4,780,290  $  5,357,719
  Net realized gain (loss) on investments and foreign
   currencies.................................................     254,701       554,415        82,685   (17,473,405)
  Net unrealized gain (loss) on investments and foreign
   currencies.................................................   1,217,028    (3,736,196)   13,509,863   107,525,111
                                                               -----------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from operations.   2,971,268      (811,415)   18,372,838    95,409,425
                                                               -----------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................  (1,585,000)   (2,580,002)   (4,465,005)   (5,424,008)
Net realized gain on securities...............................           -      (931,395)            -             -
                                                               -----------  ------------  ------------  ------------
  Total distributions to shareholders.........................  (1,585,000)   (3,511,397)   (4,465,005)   (5,424,008)
                                                               -----------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 7)..................................   7,158,968    (7,706,960)  (37,422,885)  (48,268,089)
                                                               -----------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......................   8,545,236   (12,029,772)  (23,515,052)   41,717,328
NET ASSETS:
Beginning of period...........................................  77,835,838    89,865,610   601,755,539   560,038,211
                                                               -----------  ------------  ------------  ------------
End of period+................................................ $86,381,074  $ 77,835,838  $578,240,487  $601,755,539
                                                               ===========  ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)....................................................... $    32,261  $    117,722  $    379,108  $     63,823
                                                               ===========  ============  ============  ============

SEE NOTES TO FINANCIAL STATEMENTS

               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        121


                                                                  GOVERNMENT SECURITIES
                                                                          FUND                GROWTH & INCOME FUND
                                                               --------------------------  --------------------------
                                                                 For the                     For the
                                                                Six Months                  Six Months
                                                                  Ended        For the        Ended        For the
                                                               November 30,   Year Ended   November 30,   Year Ended
                                                                   2004        May 31,         2004        May 31,
                                                               (Unaudited)       2004      (Unaudited)       2004
                                                               ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss).................................. $  2,043,956  $  4,328,241  $  1,370,083  $  1,027,999
  Net realized gain (loss) on investments and foreign
   currencies.................................................      387,897    (2,729,700)    7,881,090    15,596,585
  Net unrealized gain (loss) on investments and foreign
   currencies.................................................    2,055,513    (8,232,602)    3,168,142     8,810,800
                                                               ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from operations.    4,487,366    (6,634,061)   12,419,315    25,435,384
                                                               ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................   (2,140,002)   (4,527,003)   (1,275,000)   (1,044,004)
Net realized gain on securities...............................            -   (11,276,840)            -             -
                                                               ------------  ------------  ------------  ------------
  Total distributions to shareholders.........................   (2,140,002)  (15,803,843)   (1,275,000)   (1,044,004)
                                                               ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 7)..................................   (8,002,033)  (31,626,963)  (11,150,568)  (19,013,340)
                                                               ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......................   (5,654,669)  (54,064,867)       (6,253)    5,378,040
NET ASSETS:
Beginning of period...........................................  146,347,075   200,411,942   179,736,852   174,358,812
                                                               ------------  ------------  ------------  ------------
End of period+................................................ $140,692,406  $146,347,075  $179,730,599  $179,736,852
                                                               ============  ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)....................................................... $     90,488  $    186,535  $    119,851  $     24,768
                                                               ============  ============  ============  ============

                                                                  HEALTH SCIENCES FUND        INCOME & GROWTH FUND
                                                               --------------------------  --------------------------
                                                                 For the                     For the
                                                                Six Months                  Six Months
                                                                  Ended        For the        Ended        For the
                                                               November 30,   Year Ended   November 30,   Year Ended
                                                                   2004        May 31,         2004        May 31,
                                                               (Unaudited)       2004      (Unaudited)       2004
                                                               ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss).................................. $   (569,358) $   (843,596) $  3,089,861  $  3,344,425
  Net realized gain (loss) on investments and foreign
   currencies.................................................    6,142,455    10,432,130    12,444,326    15,425,450
  Net unrealized gain (loss) on investments and foreign
   currencies.................................................  (10,137,843)   15,390,711       351,066    19,889,987
                                                               ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from operations.   (4,564,746)   24,979,245    15,885,253    38,659,862
                                                               ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................            -             -    (2,505,003)   (3,454,005)
Net realized gain on securities...............................            -             -             -             -
                                                               ------------  ------------  ------------  ------------
  Total distributions to shareholders.........................            -             -    (2,505,003)   (3,454,005)
                                                               ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 7)..................................    1,837,394    51,397,647    (3,780,762)   (6,196,656)
                                                               ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......................   (2,727,352)   76,376,892     9,599,488    29,009,201
NET ASSETS:
Beginning of period...........................................  154,050,019    77,673,127   229,927,976   200,918,775
                                                               ------------  ------------  ------------  ------------
End of period+................................................ $151,322,667  $154,050,019  $239,527,464  $229,927,976
                                                               ============  ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)....................................................... $   (568,061) $      1,296  $    676,087  $     91,229
                                                               ============  ============  ============  ============

SEE NOTES TO FINANCIAL STATEMENTS

       122       STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                 INTERNATIONAL EQUITIES     INTERNATIONAL GOVERNMENT
                                                                          FUND                      BOND FUND
                                                               --------------------------  --------------------------
                                                                 For the                     For the
                                                                Six Months                  Six Months
                                                                  Ended        For the        Ended        For the
                                                               November 30,   Year Ended   November 30,   Year Ended
                                                                   2004        May 31,         2004        May 31,
                                                               (Unaudited)       2004      (Unaudited)       2004
                                                               ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss).................................. $  1,688,130  $  2,528,574  $  2,810,029  $  5,890,376
  Net realized gain (loss) on investments and foreign
   currencies.................................................    2,126,043       620,081     4,155,900    11,409,524
  Net unrealized gain (loss) on investments and foreign
   currencies.................................................   29,011,254    22,999,153     9,378,376   (14,647,655)
                                                               ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from operations.   32,825,427    26,147,808    16,344,305     2,652,245
                                                               ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................   (1,400,003)   (2,726,004)   (3,595,002)   (5,516,002)
Net realized gain on securities...............................            -             -    (4,304,218)   (2,202,194)
                                                               ------------  ------------  ------------  ------------
  Total distributions to shareholders.........................   (1,400,003)   (2,726,004)   (7,899,220)   (7,718,196)
                                                               ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 7)..................................  113,835,010    89,665,563      (224,400)   (8,329,282)
                                                               ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......................  145,260,434   113,087,367     8,220,685   (13,395,233)
NET ASSETS:
Beginning of period...........................................  203,767,631    90,680,264   144,082,950   157,478,183
                                                               ------------  ------------  ------------  ------------
End of period+................................................ $349,028,065  $203,767,631  $152,303,635  $144,082,950
                                                               ============  ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)....................................................... $    680,170  $    392,043  $  3,623,493  $  4,408,466
                                                               ============  ============  ============  ============

                                                                 INTERNATIONAL GROWTH I
                                                                          FUND                LARGE CAP GROWTH FUND
                                                               --------------------------  --------------------------
                                                                 For the                     For the
                                                                Six Months                  Six Months
                                                                  Ended        For the        Ended        For the
                                                               November 30,   Year Ended   November 30,   Year Ended
                                                                   2004        May 31,         2004        May 31,
                                                               (Unaudited)       2004      (Unaudited)       2004
                                                               ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss).................................. $    466,279  $  3,160,590  $  1,717,884  $   (295,086)
  Net realized gain (loss) on investments and foreign
   currencies.................................................    6,387,417    65,760,553     7,443,130    33,724,596
  Net unrealized gain (loss) on investments and foreign
   currencies.................................................   27,623,696     8,524,477    (1,274,260)   27,477,782
                                                               ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from operations.   34,477,392    77,445,620     7,886,754    60,907,292
                                                               ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................     (715,005)   (3,050,011)            -             -
Net realized gain on securities...............................            -             -             -             -
                                                               ------------  ------------  ------------  ------------
  Total distributions to shareholders.........................     (715,005)   (3,050,011)            -             -
                                                               ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)..................................  (21,420,788)  (35,683,839)  (31,674,338)  (53,690,058)
                                                               ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......................   12,341,599    38,711,770   (23,787,584)    7,217,234
NET ASSETS:
Beginning of period...........................................  383,924,477   345,212,707   433,278,299   426,061,065
                                                               ------------  ------------  ------------  ------------
End of period+................................................ $396,266,076  $383,924,477  $409,490,715  $433,278,299
                                                               ============  ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)....................................................... $    429,150  $    677,876  $  1,648,291  $    (69,593)
                                                               ============  ============  ============  ============

SEE NOTES TO FINANCIAL STATEMENTS

               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        123



                                                                    MIDCAP INDEX FUND            MONEY MARKET I FUND
                                                             ------------------------------  --------------------------
                                                                For the                        For the
                                                               Six Months                     Six Months
                                                                 Ended          For the         Ended        For the
                                                              November 30,     Year Ended    November 30,   Year Ended
                                                                  2004          May 31,          2004        May 31,
                                                              (Unaudited)         2004       (Unaudited)       2004
                                                             --------------  --------------  ------------  ------------
OPERATIONS:
Net investment income (loss)................................ $    6,569,552  $   10,930,852  $  2,063,757  $  2,453,053
  Net realized gain (loss) on investments and foreign
   currencies...............................................     44,007,502      36,881,016             -             -
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................     74,644,903     252,903,857             -             -
                                                             --------------  --------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   operations...............................................    125,221,957     300,715,725     2,063,757     2,453,053
                                                             --------------  --------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................     (6,240,004)    (11,373,016)   (2,063,757)   (2,453,053)
Net realized gain on securities.............................              -     (11,002,160)            -             -
                                                             --------------  --------------  ------------  ------------
  Total distributions to shareholders.......................     (6,240,004)    (22,375,176)   (2,063,757)   (2,453,053)
                                                             --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 7)................................     95,727,939     181,180,470   (27,614,164)  (70,739,745)
                                                             --------------  --------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    214,709,892     459,521,019   (27,614,164)  (70,739,745)
NET ASSETS:
Beginning of period.........................................  1,554,814,682   1,095,293,663   453,706,504   524,446,249
                                                             --------------  --------------  ------------  ------------
End of period+.............................................. $1,769,524,574  $1,554,814,682  $426,092,340  $453,706,504
                                                             ==============  ==============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $      497,236  $      167,688  $          -  $          -
                                                             ==============  ==============  ============  ============

                                                                                            SCIENCE & TECHNOLOGY
                                                               NASDAQ-100 INDEX FUND                FUND
                                                             ------------------------  ------------------------------
                                                               For the                    For the
                                                              Six Months                 Six Months
                                                                Ended       For the        Ended          For the
                                                             November 30,  Year Ended   November 30,     Year Ended
                                                                 2004       May 31,         2004          May 31,
                                                             (Unaudited)      2004      (Unaudited)         2004
                                                             ------------ -----------  --------------  --------------
OPERATIONS:
Net investment income (loss)................................ $   699,827  $  (262,251) $    2,743,423  $   (9,248,056)
  Net realized gain (loss) on investments and foreign
   currencies...............................................    (384,193)  (2,809,807)     56,506,151      60,397,180
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................   6,046,242   16,906,721     (65,450,170)    202,396,321
                                                             -----------  -----------  --------------  --------------
  Increase (decrease) in net assets resulting from
   operations...............................................   6,361,876   13,834,663      (6,200,596)    253,545,445
                                                             -----------  -----------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................           -            -               -               -
Net realized gain on securities.............................           -            -               -               -
                                                             -----------  -----------  --------------  --------------
  Total distributions to shareholders.......................           -            -               -               -
                                                             -----------  -----------  --------------  --------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 7)................................    (504,755)  26,948,311     (80,316,747)    (27,159,729)
                                                             -----------  -----------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   5,857,121   40,782,974     (86,517,343)    226,385,716
NET ASSETS:
Beginning of period.........................................  93,089,074   52,306,100   1,406,766,214   1,180,380,498
                                                             -----------  -----------  --------------  --------------
End of period+.............................................. $98,946,195  $93,089,074  $1,320,248,871  $1,406,766,214
                                                             ===========  ===========  ==============  ==============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $   691,587  $    (8,240) $    2,550,718  $     (192,705)
                                                             ===========  ===========  ==============  ==============

SEE NOTES TO FINANCIAL STATEMENTS

       124       STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                                                                       SMALL CAP FUND           SMALL CAP INDEX FUND
                                                                 --------------------------  --------------------------
                                                                   For the                     For the
                                                                  Six Months                  Six Months
                                                                    Ended        For the        Ended        For the
                                                                 November 30,   Year Ended   November 30,   Year Ended
                                                                     2004        May 31,         2004        May 31,
                                                                 (Unaudited)       2004      (Unaudited)       2004
                                                                 ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss).................................... $   (213,870) $ (2,393,086) $  2,559,637  $  2,506,318
  Net realized gain (loss) on investments and foreign
   currencies...................................................   52,504,156    79,833,871    19,317,077    16,248,163
  Net unrealized gain (loss) on investments and foreign
   currencies...................................................   22,104,108    66,293,406    44,545,051    68,712,472
                                                                 ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from operations...   74,394,394   143,734,191    66,421,765    87,466,953
                                                                 ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................            -             -    (2,105,005)   (3,221,002)
Net realized gain on securities.................................            -             -             -             -
                                                                 ------------  ------------  ------------  ------------
  Total distributions to shareholders...........................            -             -    (2,105,005)   (3,221,002)
                                                                 ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 7)....................................  (31,794,923)  (71,470,905)   86,440,813   131,603,344
                                                                 ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................   42,599,471    72,263,286   150,757,573   215,849,295
NET ASSETS:
Beginning of period.............................................  608,133,029   535,869,743   480,867,123   265,017,828
                                                                 ------------  ------------  ------------  ------------
End of period+.................................................. $650,732,500  $608,133,029  $631,624,696  $480,867,123
                                                                 ============  ============  ============  ============
+Includes accumulated undistributed net investment income (loss) $   (221,483) $     (7,613) $    518,632  $     64,000
                                                                 ============  ============  ============  ============

                                                                    SOCIAL AWARENESS FUND
                                                                 --------------------------
                                                                   For the
                                                                  Six Months
                                                                    Ended        For the
                                                                 November 30,   Year Ended
                                                                     2004        May 31,
                                                                 (Unaudited)       2004
                                                                 ------------  ------------
OPERATIONS:
Net investment income (loss).................................... $  3,678,065  $  3,422,543
  Net realized gain (loss) on investments and foreign
   currencies...................................................    3,890,339    27,566,301
  Net unrealized gain (loss) on investments and foreign
   currencies...................................................   13,340,046    29,119,175
                                                                 ------------  ------------
  Increase (decrease) in net assets resulting from operations...   20,908,450    60,108,019
                                                                 ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................   (3,355,003)   (3,504,007)
Net realized gain on securities.................................            -             -
                                                                 ------------  ------------
  Total distributions to shareholders...........................   (3,355,003)   (3,504,007)
                                                                 ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 7)....................................   15,291,219    (7,393,733)
                                                                 ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................   32,844,666    49,210,279
NET ASSETS:
Beginning of period.............................................  398,820,179   349,609,900
                                                                 ------------  ------------
End of period+.................................................. $431,664,845  $398,820,179
                                                                 ============  ============
+Includes accumulated undistributed net investment income (loss) $    321,929  $     (1,133)
                                                                 ============  ============

SEE NOTES TO FINANCIAL STATEMENTS

               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        125

                                                                        STOCK INDEX FUND                VALUE FUND
                                                                 ------------------------------  ------------------------
                                                                    For the                        For the
                                                                   Six Months                     Six Months
                                                                     Ended          For the         Ended       For the
                                                                  November 30,     Year Ended    November 30,  Year Ended
                                                                      2004          May 31,          2004       May 31,
                                                                  (Unaudited)         2004       (Unaudited)      2004
                                                                 --------------  --------------  ------------ -----------
OPERATIONS:
Net investment income (loss).................................... $   43,191,762  $   53,781,998  $    36,419  $   116,226
  Net realized gain (loss) on investments and foreign
   currencies...................................................     40,878,774      55,915,131    1,450,869      199,617
  Net unrealized gain (loss) on investments and foreign
   currencies...................................................    146,867,244     541,975,630      177,800    1,662,062
                                                                 --------------  --------------  -----------  -----------
  Increase (decrease) in net assets resulting from operations...    230,937,780     651,672,759    1,665,088    1,977,905
                                                                 --------------  --------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................    (39,945,010)    (54,353,027)           -     (131,002)
Net realized gain on securities.................................              -     (13,915,939)           -            -
                                                                 --------------  --------------  -----------  -----------
  Total distributions to shareholders...........................    (39,945,010)    (68,268,966)           -     (131,002)
                                                                 --------------  --------------  -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 7)....................................      5,193,924      19,854,328    1,598,805    1,490,902
                                                                 --------------  --------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................    196,186,694     603,258,121    3,263,893    3,337,805
NET ASSETS:
Beginning of period.............................................  4,230,395,014   3,627,136,893   14,472,054   11,134,249
                                                                 --------------  --------------  -----------  -----------
End of period+.................................................. $4,426,581,708  $4,230,395,014  $17,735,947  $14,472,054
                                                                 ==============  ==============  ===========  ===========
+Includes accumulated undistributed net investment income (loss) $    3,694,149  $      447,397  $    37,541  $     1,122
                                                                 ==============  ==============  ===========  ===========

SEE NOTES TO FINANCIAL STATEMENTS

       126          NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 -- Organization

 VALIC Company I (the "Series" or "VC I") was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 21 separate mutual funds (the "Funds"), each of which issues its own separate class of capital shares:

Asset Allocation Fund              Large Cap Growth Fund
Blue Chip Growth Fund              Mid Cap Index Fund
Capital Conservation Fund          Money Market I Fund
Core Equity Fund                   Nasdaq-100(R) Index Fund
Government Securities Fund         Science & Technology Fund
Growth & Income Fund               Small Cap Fund
Health Sciences Fund               Small Cap Index Fund
Income & Growth Fund               Social Awareness Fund
International Equities Fund        Stock Index Fund
International Government Bond Fund Value Fund
International Growth I Fund

 Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100(R) Index Fund and Health Sciences Fund, which are non-diversified as defined by the 1940 Act.

 Indemnifications. Under the Series organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Series. In addition, in the normal course of business the Series enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Series that have not yet occurred. However, the Series expects the risk of loss to be remote.

Note 2 -- Fund Mergers

 Pursuant to a plan of reorganization approved by the shareholders of the VC I Growth Fund, on August 26, 2004, the VC I Blue Chip Growth Fund acquired all of the assets and liabilities of VC I Growth Fund. The details of the reorganization which was consummated on August 27, 2004 are set forth below.

 All shares of the VC I Growth Fund were exchanged, tax-free, for shares of VC I Blue Chip Growth Fund. In conjunction with the reorganizations, the VC I Blue Chip Growth Fund is the surviving entity.

 Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of the VCI Blue Chip Growth Fund prior to merger................ $40,399,584
Net assets of the VCI Growth Fund prior to merger.......................... $ 3,787,688
                                                                            -----------
Aggregate net assets of the VCI Blue Chip Growth Fund following acquisition $44,187,272
                                                                            -----------
Unrealized appreciation (depreciation) in the Growth Fund.................. $   207,846

Note 3 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

 Securities listed or traded on a national exchange are valued daily at their last reported sale price as of the close of the customary trading session on the exchange where the security is principally traded. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

 Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures traded on commodities exchanges are valued as of the close of such exchange. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, are valued at representative quoted prices. Such quoted prices generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly traded corporate bonds are valued at prices obtained from third party pricing services.

 Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock pursuant to procedures adopted in good faith under the direction of the Fund's Directors.

 As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S.

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     127

markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

 Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market I Fund are valued by the amortized cost method which approximates fair market value.

 Securities for which quotations are not readily available or if a development /event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Fund's Directors.

B. Options, Futures, and Forward Currency Contracts

 Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

 During the six months ended November 30, 2004 the following Fund had options written:


                                          Written Options
                                       ---------------------
                                        Health Sciences Fund
                                       ---------------------
                                       Number of   Premiums
                                       Contracts   Received
                                       --------- -----------
                   Beginning of period    6,204  $ 2,339,747
                   Written............   16,809    4,875,365
                   Closed.............  (14,479)  (4,351,080)
                   Exercised..........     (659)    (350,712)
                   Expired............     (344)     (72,820)
                                       --------- -----------
                   End of period......    7,531  $ 2,440,500
                                       --------- -----------

 Futures Contracts. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Fund's activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counterparty credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. VC I bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

 The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward foreign currency positions with underlying portfolio securities, the custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of a fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

C. Repurchase Agreements

 The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such

       128    NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED

repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 As of November 30, 2004, the following funds held a percentage of an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                      Percentage Principal
                     Fund             Ownership   Amount
                     -------------------------------------
                     Growth & Income.    0.04%   $ 13,000
                     Large Cap Growth    0.77%    283,000
                     Money Market I..    1.78%    653,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 State Street Bank & Trust Co. Repurchase Agreement, dated November 30, 2004, bearing interest at a rate of 1.84% per annum, with a principal amount of $36,616,000, a repurchase price of $36,617,871, and maturity date of December 1, 2004. The repurchase agreement is collateralized by the following:

                             Interest Maturity  Principal    Market
         Type of Collateral    Rate     Date     Amount      Value
         -------------------------------------------------------------
         U.S. Treasury Bills   2.35%  5/12/05  $17,135,000 $16,952,941
         U.S. Treasury Notes   3.63%  7/15/09   20,175,000  20,401,969

 As of November 30, 2004, the following funds held a percentage of an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

                                     Percentage  Principal
                    Fund             Ownership    Amount
                    ---------------------------------------
                    Growth & Income.    2.40%   $ 6,000,000
                    Large Cap Growth    6.80%    17,000,000
                    Money Market I..    2.40%     6,000,000


 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 UBS Warburg, LLC Repurchase Agreement, dated November 30, 2004, bearing interest at a rate of 1.95% per annum, with a principal amount of $250,000,000, a repurchase price of $250,013,542, and maturity date of December 1, 2004. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
-------------------------------------------------------------------------------
U.S. Treasury Inflation Index Bonds   2.00%  1/15/14  $ 50,000,000 $ 53,176,126
U.S. Treasury Inflation Index Bonds   2.00%  7/15/14   150,000,000  155,867,649
U.S. Treasury Inflation Index Bonds   3.63%  4/15/28    31,015,000   46,297,122

D. Mortgage-Backed Dollar Rolls

 During the period ended November 30, 2004, the Asset Allocation Fund and Capital Conservation Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation Fund and Capital Conservation Fund had no TBA Rolls outstanding at November 30, 2004.

 Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. Foreign Currency Translation

 The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation.

 The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the period. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the statement of operations include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     129


F. Investment Securities Loaned

 To realize additional income, a fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable fund's Schedule of Investments. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

 Dividends from net investment income, if any, are normally declared and paid quarterly, except for the Money Market I Fund, which declares and pays daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

Note 4 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

 VALIC receives from the Series a monthly fee based on each fund's average daily net asset value at the following annual rates.

    Stock Index Fund                   0.35% on the first $500 million;
    Mid Cap Index Fund                 0.25% on the assets over $500 million
    Small Cap Index Fund
    International Equities Fund
                    --------------------------------------------------------
    Core Equity Fund                   0.80%
    Blue Chip Growth Fund
                    --------------------------------------------------------
    Growth & Income Fund               0.75%
    --------------------------------------------------------
    Science & Technology Fund          0.90%
    Small Cap Fund
    --------------------------------------------------------
    Health Sciences Fund               1.00%
    --------------------------------------------------------
    International Growth I Fund        0.95%
    --------------------------------------------------------
    Large Cap Growth Fund              0.85%
    --------------------------------------------------------
    Social Awareness Fund              0.50%
    Asset Allocation Fund
    Capital Conservation Fund
    Government Securities Fund
    International Government Bond Fund
    Money Market I Fund
    --------------------------------------------------------
    Nasdaq-100(R) Index Fund           0.40%
    --------------------------------------------------------
    Income & Growth Fund               0.77%
    --------------------------------------------------------
    Value Fund                         0.78%

       130    NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


 Prior to August 1, 2004, the management fees for the International Growth I Fund and the Large Cap Growth Fund were 1.00% and 0.95% respectively. VALIC has agreed to waive a portion of its management fee or to reimburse certain expenses of the funds listed below through September 30, 2005. The table below reflects total annual operating expenses by fund, as limited by the adviser, shown as a percentage of average net assets.

                                               Maximum
                                               Expenses
                       Fund                   Limitation
                       ---------------------------------
                       Blue Chip Growth......    1.10%
                       Core Equity...........    0.85%
                       Growth & Income.......    0.85%
                       Income & Growth.......    0.83%
                       International Growth I    1.01%
                       Large Cap Growth......    0.96%
                       Money Market I........    0.56%
                       Small Cap.............    0.95%
                       Value.................    1.30%

 Prior to October 1, 2004, the expense limitations for the International Growth I Fund and Large Cap Growth Fund were 1.06%. Also, prior to October 1, 2004, the Money Market I Fund's expense limitation was 0.60%.

 VALIC has entered into sub-advisory agreements with the following:

   AIG Global Investment Corp. ("AIGGIC")--sub-adviser for the Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100(R) Index Fund, Small Cap Index Fund, Social Awareness Fund and Stock Index Fund.
   AIG SunAmerica Asset Management Corp.--sub-adviser for the Growth & Income Fund, Large Cap Growth Fund and Money Market I Fund.
   American Century Investment Management, Inc.--sub-adviser for the Income & Growth Fund, International Growth I Fund, and for a portion of the Small Cap Fund.
   Franklin Portfolio Associates, LLC.--sub-adviser for a portion of the Small Cap Fund.
   OppenheimerFunds, Inc.--sub-adviser for the Value Fund.
   T. Rowe Price Associates, Inc.--sub-adviser for the Blue Chip Growth Fund, Health Sciences Fund, Science & Technology Fund and for a portion of the Small Cap Fund.
   WM Advisors, Inc.--sub-adviser for approximately 50% of the Core Equity Fund. Wellington Management Company, LLP--co-sub-adviser for approximately 50% of the Core Equity Fund.

 Effective June 21, 2004, OppenheimerFunds, Inc. replaced Putnam Investment Management, LLC as the sub-adviser for the Value Fund.

 Effective June 21, 2004, Franklin Portfolio Associates, LLC and American Century Investment Management, Inc. replaced Founders Asset Management LLC as the sub-adviser for the Small Cap Fund. T. Rowe Price Associates, Inc. will continue to manage a portion of the assets of the Small Cap Fund.

The sub-advisers are compensated for their services by VALIC.

 Effective October 1, 2001, the Series entered into an Administrative Services Agreement with AIG SunAmerica Asset Management Corp. ("SAAMCo"). SAAMCo receives from each Fund an annual fee of 0.07% based on the average daily net assets of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to VC I. During the period ended November 30, 2004, the Series accrued $4,210,519 for accounting and administrative services.

 Effective October 17, 2000, VC I entered into an amended Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended November 30, 2004, the Series incurred $46,716 in transfer agency and services fees.

 On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended November 30, 2004, VC I has deferred $7,082 of director compensation.

 The Series provides a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC I is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each director's years of service. As of November 30, 2004, VC I had a retirement plan liability to its independent directors totaling $2,056,548 which is included in Payable for Directors' fees and expenses in the Statement of Assets and Liabilities and for the period ended November 30, 2004, expensed $85,218 for the Retirement Plan, which is included in Directors' fees and expenses in the Statement of Operations. During the period ending November 30, 2004, a total of $27,923 was paid to retired directors.

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     131


 At November 30, 2004, VALIC, AIG Annuity Insurance Company ("AIGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

            Fund                                VALIC  AIGAIC  AGL
            ---------------------------------- ------  ------ -----
            Asset Allocation Fund.............  99.97%    --      *
            Blue Chip Growth Fund.............  99.81%    --      *
            Capital Conservation Fund......... 100.00%    --     --
            Core Equity Fund.................. 100.00%    --     --
            Government Securities Fund........  88.34% 11.66%    --
            Growth & Income Fund..............  92.97%  7.03%    --
            Health Sciences Fund..............  99.96%    --      *
            Income & Growth Fund..............  99.98%    --      *
            International Equities Fund.......  98.02%     *      *
            International Government Bond Fund 100.00%    --     --
            International Growth I Fund....... 100.00%    --     --
            Large Cap Growth Fund............. 100.00%    --     --
            Mid Cap Index Fund................  98.32%    --      *
            Money Market I Fund...............  79.80%     *  19.03%
            Nasdaq-100(R) Index Fund..........  95.50%    --      *
            Science & Technology Fund.........  99.74%     *      *
            Small Cap Fund.................... 100.00%    --     --
            Small Cap Index Fund..............  99.00%    --      *
            Social Awareness Fund............. 100.00%    --     --
            Stock Index Fund..................  94.96%     *      *
            Value Fund........................ 100.00%    --     --

--------
*Less than 5% ownership.

 As disclosed in the schedule of investments, certain funds own common stock issued by AIG or an affiliate thereof. During the period ended November 30, 2004, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                             Market Value                       Realized    Unrealized
Fund                          Security               Income   at 5/31/04  Purchases   Sales    Gain/(Loss)  Gain/(Loss)
---------------- ---------------------------------- -------- ------------ --------- ---------- ----------- ------------
Asset Allocation American International Group, Inc. $  3,535 $ 1,850,825  $     --  $       -- $       --  $   (251,237)
Blue Chip Growth American International Group, Inc.      420     219,900        --          --         --       (29,850)
Core Equity..... American International Group, Inc.   13,512   7,584,718        --   1,562,977    142,509    (1,028,149)
Growth & Income. American International Group, Inc.    3,857   2,019,415        --   1,947,739  1,385,006    (1,456,682)
Small Cap Index. 21st Century Insurance Group            447     151,988    23,696      20,411     (2,499)          572
Social Awareness American International Group, Inc.    5,902   3,090,328        --          --         --      (419,492)
Stock Index..... American International Group, Inc.  146,841  77,140,920   497,597     891,569    761,861   (11,206,699)

                 Market Value
Fund             at 11/30/04
---------------- ------------
Asset Allocation $ 1,599,588
Blue Chip Growth     190,050
Core Equity.....   5,136,101
Growth & Income.          --
Small Cap Index.     153,346
Social Awareness   2,670,836
Stock Index.....  66,302,110

 During the period, the following funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-adviser:

                              International Growth I Small Cap Fund Value Fund
                              ---------------------- -------------- ----------
 J.P. Morgan.................         $1,155              $ --         $--
 J.P. Morgan Securities, Inc.          6,344               776          --
 J.P. Morgan Securities, Ltd.          5,602                --          --
 Oppenheimer & Co., Inc......             --                --          56

       132    NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


Note 5 -- Investment Activity

 During the period ended November 30, 2004, the cost of purchases and proceeds from sales and maturities of securities, excluding short term and U.S. government and government agency obligation securities, were as follows:

                                           Cost of     Proceeds from
                                          Securities  Securities Sold
           Fund                           Purchased     or Matured
           ----------------------------- ------------ ---------------
           Asset Allocation............. $ 45,269,669  $ 35,446,957
           Blue Chip Growth.............    9,954,180     8,390,853
           Capital Conservation.........   51,339,887    43,615,122
           Core Equity..................   77,359,445   115,859,096
           Government Securities........   72,250,504    47,209,890
           Growth & Income..............   85,159,201    97,033,474
           Health Sciences..............   41,753,154    36,133,800
           Income & Growth..............   87,869,233    90,647,557
           International Equities.......  158,771,477    47,333,462
           International Government Bond   73,174,195    73,028,385
           International Growth I.......  170,627,464   194,515,477
           Large Cap Growth.............  319,263,885   342,929,834
           Mid Cap Index................  232,803,459   120,029,032
           Nasdaq-100 Index.............    1,222,079     1,003,595
           Science & Technology.........  320,996,958   398,961,652
           Small Cap....................  502,014,173   504,718,757
           Small Cap Index..............  177,809,414    91,887,367
           Social Awareness.............   87,083,785    63,230,707
           Stock Index..................  110,340,351   103,194,818
           Value........................   18,727,548    17,737,538

 The cost of purchases and proceeds from sales of U.S. government and government agency obligations were:

                                          Cost of     Proceeds from
                                         Securities  Securities Sold
           Fund                          Purchased     or Matured
           ----------------------------- ----------- ---------------
           Asset Allocation............. $25,450,275   $16,062,138
           Capital Conservation.........  32,004,193    26,543,653
           Government Securities........  74,095,914    92,394,465
           International Government Bond  29,144,867    29,215,061

Note 6 -- Federal Income Taxes

 The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at May 31, 2004.

 The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2004.

                               Identified Cost     Gross         Gross     Net Unrealized
                               of Investments    Unrealized    Unrealized   Appreciation
Fund                                Owned       Appreciation  Depreciation (Depreciation)
------------------------------ --------------- -------------- ------------ --------------
Asset Allocation.............. $  178,680,053  $   29,339,538 $  6,355,920 $   22,983,618
Blue Chip Growth..............     43,083,853       7,119,853    2,002,718      5,117,135
Capital Conservation..........     87,675,552         571,338      764,093       (192,755)
Core Equity...................    558,865,684      74,915,190   56,507,920     18,407,270
Government Securities.........    140,778,091         546,344    1,551,369     (1,005,025)
Growth & Income...............    171,462,006      16,416,047    3,242,699     13,173,348
Health Sciences...............    178,537,272      21,670,775   11,029,544     10,641,231
Income & Growth...............    248,502,345      28,345,521   18,074,846     10,270,675
International Equities........    323,209,032      45,477,800   13,480,398     31,997,402
International Government Bond*    133,531,650      15,985,151      256,365     15,728,786
International Growth I........    426,741,236      67,307,588    1,109,425     66,198,163
Large Cap Growth..............    390,905,965      40,407,804    8,427,657     31,980,147
Mid Cap Index.................  1,711,547,858     422,119,242  171,946,223    250,173,019
Money Market I................    427,133,283               -            -              -
NASDAQ-100 Index..............     90,939,893      20,138,845    7,398,488     12,740,357
Science & Technology..........  1,414,806,584     163,113,623  174,925,615    (11,811,992)
Small Cap.....................    648,614,975     125,887,129   30,055,230     95,831,899
Small Cap Index...............    692,161,653     127,819,584   36,910,560     90,909,024
Social Awareness..............    401,005,576      53,561,405   18,276,230     35,285,175
Stock Index...................  3,151,932,830   1,782,425,237  405,538,464  1,376,886,773
Value.........................     16,543,789       1,787,412      519,323      1,268,089

* The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2004.

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     133


 The tax character of distributions paid during the year ended May 31, 2004 was as follows:

                                         Distributable Earnings               Tax Distributions
                               ------------------------------------------  -----------------------
                                          Long-term Gains/
                                            Capital Loss     Unrealized                 Long-Term
                                Ordinary   Carryover And    Appreciation    Ordinary     Capital
Fund                             Income     Other Losses   (Depreciation)    Income       Gains
------------------------------ ---------- ---------------- --------------  ----------- -----------
Asset Allocation.............. $2,896,165 $     4,453,768  $   17,661,332  $ 3,159,113 $ 1,672,519
Blue Chip Growth..............      2,815      (3,401,843)      3,645,740           --          --
Capital Conservation..........    305,909         283,389      (1,409,783)   2,580,002     931,395
Core Equity...................    223,975    (191,325,936)      4,897,407    5,424,008          --
Government Securities.........    224,613      (2,653,795)     (3,060,538)   8,907,593   6,896,250
Growth & Income...............     61,206     (39,031,288)     10,005,205    1,044,004          --
Health Sciences...............         --       4,219,015      20,798,223           --          --
Income & Growth...............    121,725     (38,313,614)      9,919,609    3,454,005          --
International Equities........    524,056     (12,221,126)      2,888,262    2,726,004          --
International Government Bond*  2,778,826       4,120,946       6,524,288           --          --
International Growth I........    637,314    (212,280,570)     38,654,838    3,050,011          --
Large Cap Growth..............         --    (353,601,225)     33,254,407           --          --
Mid Cap Index.................  6,835,898      24,865,081     176,222,773   11,373,016  11,002,160
Money Market I................    110,394              --              --    2,453,053          --
Nasdaq-100(R) Index...........         --      (7,577,105)      7,032,263           --          --
Science & Technology..........         --  (1,716,805,264)     53,638,197           --          --
Small Cap.....................         --    (109,843,586)     73,727,791           --          --
Small Cap Index...............         --        (559,165)     49,384,523    2,815,367     405,635
Social Awareness..............     60,830     (44,356,440)     22,606,678    3,504,007          --
Stock Index...................  3,501,972      60,013,765   1,231,070,576   56,550,544  11,718,422
Value.........................      3,296        (677,496)      1,089,145      131,002          --

--------
*The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2003.

 As of May 31, 2004, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

                                       Capital Loss Carryforward
                         -----------------------------------------------------
  Fund                       2009          2010          2011         2012
  ---------------------- ------------ -------------- ------------ ------------
  Blue Chip Growth...... $    286,401 $      923,745 $  1,819,232 $    371,470
  Core Equity...........    8,056,634     72,344,700   78,196,502   32,639,490
  Government Securities.           --             --           --    1,250,061
  Growth & Income.......           --      2,765,773   36,265,515           --
  Growth................       94,520      1,948,139      957,898      154,910
  Income and Growth.....    6,499,730     12,061,537   19,509,810      242,537
  International Equities           --      4,686,263    7,213,803      318,652
  International Growth..   45,957,957     75,705,853   90,616,760           --
  Large Cap Growth......  172,559,689     77,415,024  102,053,141    1,573,371
  Nasdaq 100 Index......       24,628      1,657,023    3,340,356      637,691
  Science and Tech......           --  1,129,687,430  404,504,281  171,964,888
  Small Cap.............   25,572,019     21,825,390   62,446,177           --
  Social Awareness......           --             --   43,322,372    1,034,068
  Value.................           --             --      213,168      464,330

 During the year ending May 31, 2004, the Growth & Income Fund, International Growth Fund and Small Cap Fund utilized $ 703,245, $48,636,862, and $31,897,648 respectively, of capital loss carryforwards to offset current year capital gains.

 Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended May 31, 2004, the Funds elected to defer capital losses as follows :

                             Deferred Post-October Deferred Post-October
       Fund                      Capital Loss          Currency Loss
       --------------------- --------------------- ---------------------
       Blue Chip Growth.....      $        --             $   995
       Core Equity..........           88,610                  --
       Government Securities        1,403,734                  --
       Nasdaq 100 Index.....        1,917,407                  --
       Science & Technology.       10,624,856              23,809
       Small Cap Index......          559,165                  --

       134          NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note 7 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:

                                           Asset Allocation
                         ----------------------------------------------------
                           For the period ended        For the year ended
                            November 30, 2004*            May 31, 2004
                         ------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                         ----------  ------------  -----------  -------------
Shares sold.............  1,609,185  $ 19,653,497    2,859,155  $  34,530,726
Shares issued in merger+         --            --           --             --
Reinvested dividends....    167,100     2,070,003      404,357      4,831,632
Shares redeemed......... (1,534,294)  (18,789,327)  (2,098,423)   (24,993,908)
                         ----------  ------------  -----------  -------------
Net increase (decrease).    241,991  $  2,934,173    1,165,089  $  14,368,450
                         ==========  ============  ===========  =============

                                         Capital Conservation
                         ----------------------------------------------------
                           For the period ended        For the year ended
                            November 30, 2004*            May 31, 2004
                         ------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                         ----------  ------------  -----------  -------------
Shares sold.............  1,681,064  $ 16,257,373    2,571,565  $  25,215,974
Reinvested dividends....    163,236     1,585,000      361,076      3,511,397
Shares redeemed......... (1,097,995)  (10,683,405)  (3,720,187)   (36,434,331)
                         ----------  ------------  -----------  -------------
Net increase (decrease).    746,305  $  7,158,968     (787,546) $  (7,706,960)
                         ==========  ============  ===========  =============

                                         Government Securities
                         ----------------------------------------------------
                           For the period ended        For the year ended
                            November 30, 2004*            May 31, 2004
                         ------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                         ----------  ------------  -----------  -------------
Shares sold.............    817,645  $  8,192,969    2,372,611  $  24,830,193
Reinvested dividends....    213,993     2,140,002    1,558,214     15,803,843
Shares redeemed......... (1,834,579)  (18,335,004)  (6,862,613)   (72,260,999)
                         ----------  ------------  -----------  -------------
Net increase (decrease).   (802,941) $ (8,002,033)  (2,931,788) $ (31,626,963)
                         ==========  ============  ===========  =============

                                            Health Sciences
                         ----------------------------------------------------
                           For the period ended        For the year ended
                            November 30, 2004*            May 31, 2004
                         ------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                         ----------  ------------  -----------  -------------
Shares sold.............  2,320,966  $ 22,403,521    8,599,527  $  78,688,626
Reinvested dividends....         --            --           --             --
Shares redeemed......... (2,178,556)  (20,566,127)  (3,019,602)   (27,290,979)
                         ----------  ------------  -----------  -------------
Net increase (decrease).    142,410  $  1,837,394    5,579,925  $  51,397,647
                         ==========  ============  ===========  =============

                                        International Equities
                         ----------------------------------------------------
                           For the period ended        For the year ended
                            November 30, 2004*            May 31, 2004
                         ------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                         ----------  ------------  -----------  -------------
Shares sold............. 18,952,513  $131,985,745   76,742,548  $ 477,377,588
Reinvested dividends....    203,321     1,400,003      411,166      2,726,004
Shares redeemed......... (2,830,558)  (19,550,738) (63,681,224)  (390,438,029)
                         ----------  ------------  -----------  -------------
Net increase (decrease). 16,325,276  $113,835,010   13,472,490  $  89,665,563
                         ==========  ============  ===========  =============

                                        International Growth I
                         ----------------------------------------------------
                           For the period ended        For the year ended
                            November 30, 2004*            May 31, 2004
                         ------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                         ----------  ------------  -----------  -------------
Shares sold.............  2,460,042  $ 18,135,323   17,229,389  $ 116,360,963
Reinvested dividends....     94,288       715,005      437,063      3,050,011
Shares redeemed......... (5,444,322)  (40,271,116) (22,481,382)  (155,094,813)
                         ----------  ------------  -----------  -------------
Net increase (decrease). (2,889,992) $(21,420,788)  (4,814,930) $ (35,683,839)
                         ==========  ============  ===========  =============

                                           Blue Chip Growth
                         ---------------------------------------------------
                           For the period ended        For the year ended
                            November 30, 2004*            May 31, 2004
                         ------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                         ----------  ------------  -----------  ------------
Shares sold.............    820,209  $  6,207,196    3,124,717  $ 23,423,308
Shares issued in merger+    493,674     3,787,688           --            --
Reinvested dividends....         --            --           --            --
Shares redeemed.........   (630,498)   (4,923,104)  (1,503,449)  (11,567,695)
                         ----------  ------------  -----------  ------------
Net increase (decrease).    683,385  $  5,071,780    1,621,268  $ 11,855,613
                         ==========  ============  ===========  ============

                                             Core Equity
                         ---------------------------------------------------
                           For the period ended        For the year ended
                            November 30, 2004*            May 31, 2004
                         ------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                         ----------  ------------  -----------  ------------
Shares sold.............  1,620,344  $ 19,002,664    3,898,476  $ 43,982,569
Reinvested dividends....    373,792     4,465,005      481,907     5,424,008
Shares redeemed......... (5,188,221)  (60,890,554)  (8,620,130)  (97,674,666)
                         ----------  ------------  -----------  ------------
Net increase (decrease). (3,194,085) $(37,422,885)  (4,239,747) $(48,268,089)
                         ==========  ============  ===========  ============

                                           Growth & Income
                         ---------------------------------------------------
                           For the period ended        For the year ended
                            November 30, 2004*            May 31, 2004
                         ------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                         ----------  ------------  -----------  ------------
Shares sold.............    640,865  $  8,283,572    2,071,683  $ 25,681,775
Reinvested dividends....     94,370     1,275,000       83,391     1,044,004
Shares redeemed......... (1,595,310)  (20,709,140)  (3,594,549)  (45,739,119)
                         ----------  ------------  -----------  ------------
Net increase (decrease).   (860,075) $(11,150,568)  (1,439,475) $(19,013,340)
                         ==========  ============  ===========  ============

                                           Income & Growth
                         ---------------------------------------------------
                           For the period ended        For the year ended
                            November 30, 2004*            May 31, 2004
                         ------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                         ----------  ------------  -----------  ------------
Shares sold.............  1,348,153  $ 12,369,171    3,039,922  $ 26,092,791
Reinvested dividends....    271,251     2,505,003      397,862     3,454,005
Shares redeemed......... (2,032,600)  (18,654,936)  (4,101,694)  (35,743,452)
                         ----------  ------------  -----------  ------------
Net increase (decrease).   (413,196) $ (3,780,762)    (663,910) $ (6,196,656)
                         ==========  ============  ===========  ============

                                    International Government Bond
                         ---------------------------------------------------
                           For the period ended        For the year ended
                            November 30, 2004*            May 31, 2004
                         ------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                         ----------  ------------  -----------  ------------
Shares sold.............    726,939  $  9,802,594    4,284,673  $ 59,075,891
Reinvested dividends....    597,736     7,899,220      559,383     7,718,196
Shares redeemed......... (1,331,453)  (17,926,214)  (5,476,843)  (75,123,369)
                         ----------  ------------  -----------  ------------
Net increase (decrease).     (6,778) $   (224,400)    (632,787) $ (8,329,282)
                         ==========  ============  ===========  ============

                                           Large Cap Growth
                         ---------------------------------------------------
                           For the period ended        For the year ended
                            November 30, 2004*            May 31, 2004
                         ------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                         ----------  ------------  -----------  ------------
Shares sold.............  2,065,993  $ 12,608,136    6,042,694  $ 36,012,253
Reinvested dividends....         --            --           --            --
Shares redeemed......... (7,244,721)  (44,282,474) (14,653,870)  (89,702,311)
                         ----------  ------------  -----------  ------------
Net increase (decrease). (5,178,728) $(31,674,338)  (8,611,176) $(53,690,058)
                         ==========  ============  ===========  ============

* Unaudited
+ See Note 2

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           135


                                            Mid Cap Index
                          ----------------------------------------------------
                            For the period ended        For the year ended
                             November 30, 2004*            May 31, 2004
                          ------------------------  --------------------------
                            Shares      Amount        Shares        Amount
                          ----------  ------------  -----------  -------------
Shares sold..............  8,094,056  $156,849,593   17,703,035  $ 322,337,800
Reinvested dividends.....    315,305     6,240,004    1,196,733     22,375,176
Shares redeemed.......... (3,464,906)  (67,361,658)  (8,916,379)  (163,532,506)
                          ----------  ------------  -----------  -------------
Net increase (decrease)..  4,944,455  $ 95,727,939    9,983,389  $ 181,180,470
                          ==========  ============  ===========  =============

                                            Money Market I
                       --------------------------------------------------------
                           For the period ended          For the year ended
                            November 30, 2004*              May 31, 2004
                       ---------------------------  ---------------------------
                           Shares       Amount        Shares        Amount
                       ------------  -------------  ------------  -------------
Shares sold............ 143,421,455  $ 143,421,455   754,255,042  $ 754,255,038
Reinvested dividends...   2,063,757      2,063,757     2,453,049      2,453,053
Shares redeemed........(173,099,376)  (173,099,376) (827,447,836)  (827,447,836)
                       ------------  -------------  ------------  -------------
Net increase (decrease) (27,614,164) $ (27,614,164)  (70,739,745) $ (70,739,745)
                       ============  =============  ============  =============

                                         NASDAQ-100 Index
                        ----------------------------------------------------
                           For the period ended        For the year ended
                            November 30, 2004*            May 31, 2004
                        ------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............. 4,205,718  $ 17,134,916   21,881,859  $  84,199,139
Reinvested dividends....        --            --           --             --
Shares redeemed.........(4,354,282)  (17,639,671) (14,779,880)   (57,250,828)
                        ----------  ------------  -----------  -------------
Net increase (decrease).  (148,564) $   (504,755)   7,101,979  $  26,948,311
                        ==========  ============  ===========  =============

                                        Science & Technology
                        -------------------------------------------------------
                            For the period ended          For the year ended
                             November 30, 2004*              May 31, 2004
                        --------------------------  ---------------------------
                            Shares       Amount        Shares       Amount
                        -----------  -------------  ------------  -------------
Shares sold.............  4,301,191  $  44,404,130    17,697,448  $ 184,687,555
Reinvested dividends....         --             --            --             --
Shares redeemed.........(12,044,112)  (124,720,877)  (19,857,668)  (211,847,284)
                        -----------  -------------  ------------  -------------
Net increase (decrease). (7,742,921) $ (80,316,747)   (2,160,220) $ (27,159,729)
                        ===========  =============  ============  =============

                                               Small Cap
                         ----------------------------------------------------
                            For the period ended        For the year ended
                             November 30, 2004*            May 31, 2004
                         ------------------------  --------------------------
                            Shares       Amount        Shares        Amount
                         ----------  ------------  -----------  -------------
Shares sold.............  2,245,800  $ 22,198,547    5,057,854  $  46,117,368
Reinvested dividends....         --            --           --             --
Shares redeemed......... (5,494,065)  (53,993,470) (12,561,816)  (117,588,273)
                         ----------  ------------  -----------  -------------
Net increase (decrease). (3,248,265) $(31,794,923)  (7,503,962) $ (71,470,905)
                         ==========  ============  ===========  =============

                                            Small Cap Index
                         ------------------------------------------------------
                            For the period ended          For the year ended
                             November 30, 2004*              May 31, 2004
                         ---------------------------  -------------------------
                            Shares       Amount        Shares         Amount
                         ----------  -------------  ------------  -------------
Shares sold............   7,600,598  $ 107,387,222    16,019,398  $ 210,102,617
Reinvested dividends...     143,934      2,105,005       235,095      3,221,002
Shares redeemed........  (1,641,302)   (23,051,414)   (6,248,928)   (81,720,275)
                         ----------  -------------  ------------  -------------
Net increase (decrease)   6,103,230  $  86,440,813    10,005,565  $ 131,603,344
                         ==========  =============  ============  =============

                                            Social Awareness
                       -------------------------------------------------------
                          For the period ended          For the year ended
                           November 30, 2004*              May 31, 2004
                       ---------------------------  --------------------------
                          Shares         Amount        Shares        Amount
                       -----------   ------------   -----------  -------------
Shares sold..........    2,055,473  $  37,603,713     2,164,907  $  37,752,447
Reinvested dividends       178,260      3,355,003       199,706      3,504,007
Shares redeemed......   (1,411,166)   (25,667,497)   (2,770,957)   (48,650,187)
                       -----------  -------------   -----------  -------------
Net increase.........      822,567  $  15,291,219       406,344  $  (7,393,733)
                       ===========  =============   ===========  =============

                                              Stock Index
                         -----------------------------------------------------
                           For the period ended          For the year ended
                            November 30, 2004*              May 31, 2004
                         -------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                         ----------  -------------  -----------  -------------
Shares sold.............  6,541,568  $ 201,393,734   16,514,234  $ 485,330,548
Reinvested dividends....  1,266,660     39,945,010    2,295,720     68,268,966
Shares redeemed......... (7,682,704)  (236,144,820) (17,994,542)  (533,745,186)
                         ----------  -------------  -----------  -------------
Net increase (decrease).    125,524  $   5,193,924      815,412  $  19,854,328
                         ==========  =============  ===========  =============

                                                  Value
                          ----------------------------------------------------
                            For the period ended        For the year ended
                             November 30, 2004*            May 31, 2004
                          ------------------------  --------------------------
                            Shares       Amount        Shares        Amount
                          ----------  ------------  -----------  -------------
Shares sold..............    275,253  $  2,868,934      531,336  $   5,008,530
Reinvested dividends.....         --            --       13,386        131,002
Shares redeemed..........   (123,822)   (1,270,129)    (387,546)    (3,648,630)
                          ----------  ------------  -----------  -------------
Net increase (decrease)..    151,431  $  1,598,805      157,176  $   1,490,902
                          ==========  ============  ===========  =============

* Unaudited

Note 8 -- Expense Reductions

 Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended November 30, 2004, the amount of expense reductions received by each fund were as follows:

                    Fund                  Expense Reductions
                    --------------------  ------------------
                    Blue Chip Growth......      $ 1,941
                    Core Equity...........       26,792
                    Health Sciences.......        8,011
                    Science & Technology..       62,371

       136    NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


Note 9 -- Investment Concentration

 Capital Conservation Fund, Government Securities Fund, and Money Market I Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Funds had 43.49%, 56.65%, and 24.87%, respectively, of their net assets invested in such securities.

 Some of the Funds may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equities Fund and International Growth I Fund. The International Equities Fund had 23.86% and 20.42% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The International Growth I Fund had 16.84% and 16.82% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively.

 The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

 The Nasdaq-100(R) Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100(R) Index may consist of relatively more companies in certain industry sectors than others, (such as technology), the Fund's performance may be more susceptible to developments which effect those sectors emphasized by the Index.

Note 10 -- Lines of Credit

 The Series and VALIC Company II have established an $85 million committed and $40 million uncommitted lines of credit with State Street Bank & Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. For the period ended November 30, 2004, the following funds had borrowings:

                                                     Average   Weighted
                                  Days     Interest    Debt    Average
        Fund                   Outstanding Charges   Utilized  Interest
        ----                   ----------- -------- ---------- --------
        International Growth I      1        $102   $2,436,993   1.50%
        Large Cap Growth......      7         610    1,568,229   2.00%
        Small Cap.............      3         245    1,423,601   2.06%

 As of November 30, 2004, none of the Funds had outstanding borrowings.

Note 11 -- Interfund Lending Agreement

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended November 30, 2004, none of the Funds participated in the program.

Note 12 -- Subsequent Events

 At a special meeting of the Board of Director's of VC I held on September 22, 2004, the Board approved the establishment of three new funds: the Large Capital Growth Fund, the Mid Capital Growth Fund and the Inflation Protected Fund. These funds commenced operations on December 20, 2004.

 AIM Capital Management, Inc. and AIG SunAmerica Asset Management Corp. are sub-advisers for the Large Capital Growth Fund. Morgan Stanley Investment Management Inc. (d/b/a "Van Kampen") and John McStay Investment Counsel, LP are the sub-advisers for the Mid Capital Growth Fund. AIG Global Investment Corp. is the sub-adviser for the Inflation Protected Fund.

                            FINANCIAL HIGHLIGHTS                      137

                                                                         Asset Allocation Fund
                                             -----------------------------------------------------------------------------
                                               Six Months
                                                 Ended                             Year Ended May 31,
                                              November 30,    ------------------------------------------------------------
                                               2004/(g)/           2004           2003         2002       2001      2000
                                             ------------     --------       --------       --------   --------   --------

PER SHARE DATA
Net asset value at beginning of period......   $  12.12       $  11.21       $  11.35       $  12.71   $  14.68   $  14.43
                                             -----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss).............       0.13/(e)/      0.17/(e)/      0.25/(e)/      0.33       0.43       0.44
   Net realized and unrealized gain (loss)
    on investments and foreign
    currencies..............................       0.46           1.07          (0.12)         (1.03)     (0.79)      0.51
                                             -----------------------------------------------------------------------------
   Total income (loss) from investment
    operations..............................       0.59           1.24           0.13          (0.70)     (0.36)      0.95
                                             -----------------------------------------------------------------------------
Distributions from:
   Investment income........................      (0.13)         (0.19)         (0.26)         (0.33)     (0.43)     (0.44)
   Realized gain on securities..............          -          (0.14)         (0.01)         (0.33)     (1.18)     (0.26)
                                             -----------------------------------------------------------------------------
   Total distributions......................      (0.13)         (0.33)         (0.27)         (0.66)     (1.61)     (0.70)
                                             -----------------------------------------------------------------------------
Net asset value at end of period............   $  12.58       $  12.12       $  11.21       $  11.35   $  12.71   $  14.68
                                             -----------------------------------------------------------------------------
TOTAL RETURN/(a)/...........................       4.89%         11.08%/(f)/     1.28%/(f)/    (5.57)%    (2.46)%     6.65%
                                             -----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/       0.67%/(b)/     0.68%          0.72%          0.64%      0.58%      0.55%
Ratio of expenses to average net assets/(d)/       0.67%/(b)/     0.68%          0.72%          0.64%      0.58%      0.55%
Ratio of expense reductions to
 average net assets.........................          -              -              -              -          -          -
Ratio of net investment income (loss) to
 average net assets/(c)/....................       2.17%/(b)/     1.47%          2.36%          2.71%      3.10%      2.98%
Ratio of net investment income (loss) to
 average net assets/(d)/....................       2.17%/(b)/     1.47%          2.36%             -          -          -
Portfolio turnover rate.....................         32%            75%           112%            71%       112%       162%
Number of shares outstanding
 at end of period (000's)...................     16,111         15,869         14,704         15,944     16,388     16,135
Net assets at end of period (000's).........   $202,608       $192,301       $164,757       $180,925   $208,369   $236,804

                                                                      Blue Chip Growth Fund
                                             -----------------------------------------------------------------
                                              Six Months                                              November 1,
                                                Ended         Year Ended    Year Ended    Year Ended   2000* to
                                             November 30,      May 31,       May 31,       May 31,      May 31,
                                              2004/(g)/          2004          2003          2002        2001
                                             ------------    ----------    ----------     ---------- -----------

PER SHARE DATA
Net asset value at beginning of period......   $  7.89        $  6.79       $  7.26        $  8.57     $ 10.00
                                             -----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss).............      0.03/(e)/         -/(e)/    (0.01)/(e)/    (0.01)       0.02
   Net realized and unrealized gain (loss)
    on investments and foreign
    currencies..............................      0.31           1.10         (0.46)         (1.29)      (1.43)
                                             -----------------------------------------------------------------
   Total income (loss) from investment
    operations..............................      0.34           1.10         (0.47)         (1.30)      (1.41)
                                             -----------------------------------------------------------------
Distributions from:
   Investment income........................         -              -             -          (0.01)      (0.02)
   Realized gain on securities..............         -              -             -              -           -
                                             -----------------------------------------------------------------
   Total distributions......................         -              -             -          (0.01)      (0.02)
                                             -----------------------------------------------------------------
Net asset value at end of period............   $  8.23        $  7.89       $  6.79        $  7.26     $  8.57
                                             -----------------------------------------------------------------
TOTAL RETURN/(a)/...........................      4.31%         16.20%        (6.47)%       (15.22)%    (14.14)%
                                             -----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/      1.05%/(b)/     1.07%         1.24%          1.15%       0.88%/(b)/
Ratio of expenses to average net assets/(d)/      1.07%/(b)/     1.07%         1.24%          1.15%       0.88%/(b)/
Ratio of expense reductions to
 average net assets.........................      0.01%/(b)/     0.01%         0.03%          0.00%       0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/....................      0.82%/(b)/    (0.02)%       (0.19)%        (0.17)%      0.31%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/....................      0.80%/(b)/    (0.02)%       (0.19)%            -           -
Portfolio turnover rate.....................        19%            30%           44%            39%         70%
Number of shares outstanding
 at end of period (000's)...................     5,800          5,116         3,495          2,763       1,702
Net assets at end of period (000's).........   $47,752        $40,369       $23,728        $20,063     $14,592

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Unaudited.

       138              FINANCIAL HIGHLIGHTS - CONTINUED

                                                                    Capital Conservation Fund
                                              ---------------------------------------------------------------------
                                               Six Months
                                                 Ended                          Year Ended May 31,
                                              November 30,    -----------------------------------------------------
                                               2004/(g)/           2004          2003       2002     2001     2000
                                              ------------    -------        -------      -------  -------  -------

PER SHARE DATA
Net asset value at beginning
 of period...................................   $  9.53       $ 10.04        $  9.38      $  9.34  $  8.78  $  9.39
                                              ---------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..............      0.17/(e)/     0.28/(e)/      0.36/(e)/    0.52     0.58     0.62
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies...............................      0.17         (0.37)          0.68         0.04     0.56    (0.61)
                                              ---------------------------------------------------------------------
   Total income (loss) from
    investment operations....................      0.34         (0.09)          1.04         0.56     1.14     0.01
                                              ---------------------------------------------------------------------
Distributions from:
   Investment income.........................     (0.18)        (0.31)         (0.38)       (0.52)   (0.58)   (0.62)
   Realized gain on securities...............         -         (0.11)             -            -        -        -
                                              ---------------------------------------------------------------------
   Total distributions.......................     (0.18)        (0.42)         (0.38)       (0.52)   (0.58)   (0.62)
                                              ---------------------------------------------------------------------
Net asset value at end of period.............   $  9.69       $  9.53        $ 10.04      $  9.38  $  9.34  $  8.78
                                              ---------------------------------------------------------------------
TOTAL RETURN/(a)/............................      3.58%        (0.82)%/(f)/   11.31%        6.12%   13.35%    0.13%
                                              ---------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/.....................      0.68%/(b)/    0.68%          0.70%        0.65%    0.58%    0.55%
Ratio of expenses to
 average net assets/(d)/.....................      0.68%/(b)/    0.68%          0.70%        0.65%    0.58%    0.55%
Ratio of expense reductions to
 average net assets..........................         -             -              -            -        -        -
Ratio of net investment income (loss) to
 average net assets/(c)/.....................      3.54%/(b)/    2.89%          3.77%        5.50%    6.35%    6.73%
Ratio of net investment income (loss) to
 average net assets/(d)/.....................      3.54%/(b)/    2.89%          3.77%           -        -        -
Portfolio turnover rate......................        86%          171%           218%         132%     418%     144%
Number of shares outstanding at end of period
 (000's).....................................     8,913         8,167          8,954        7,440    6,058    5,756
Net assets at end of
 period (000's)..............................   $86,381       $77,836        $89,866      $69,785  $56,560  $50,525

                                                                             Core Equity Fund
                                              -----------------------------------------------------------------------------
                                                Six Months
                                                  Ended                             Year Ended May 31,
                                               November 30,    ------------------------------------------------------------
                                                2004/(g)/          2004          2003         2002       2001       2000
                                              ------------     --------      --------      --------   --------   ----------

PER SHARE DATA
Net asset value at beginning
 of period...................................   $  11.77       $  10.12      $  11.10      $  13.36   $  23.31   $    24.12
                                              -----------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..............       0.10/(e)/      0.10/(e)/     0.11/(e)/     0.07       0.04            -
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies...............................       0.29           1.65         (0.98)        (2.26)     (2.54)        0.20
                                              -----------------------------------------------------------------------------
   Total income (loss) from
    investment operations....................       0.39           1.75         (0.87)        (2.19)     (2.50)        0.20
                                              -----------------------------------------------------------------------------
Distributions from:
   Investment income.........................      (0.09)         (0.10)        (0.11)        (0.07)     (0.04)           -
   Realized gain on securities...............          -              -             -             -      (7.41)       (1.01)
                                              -----------------------------------------------------------------------------
   Total distributions.......................      (0.09)         (0.10)        (0.11)        (0.07)     (7.45)       (1.01)
                                              -----------------------------------------------------------------------------
Net asset value at end of period.............   $  12.07       $  11.77      $  10.12      $  11.10   $  13.36   $    23.31
                                              -----------------------------------------------------------------------------
TOTAL RETURN/(a)/............................       3.34%         17.36%        (7.79)%      (16.43)%   (11.62)%       0.96%
                                              -----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/.....................       0.85%/(b)/     0.85%         0.85%         0.84%      0.86%        0.85%
Ratio of expenses to
 average net assets/(d)/.....................       0.93%/(b)/     0.95%         0.97%         0.93%      0.88%        0.85%
Ratio of expense reductions to
 average net assets..........................       0.01%/(b)/     0.01%         0.05%         0.00%      0.00%        0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................       1.63%/(b)/     0.88%         1.08%         0.55%      0.24%        0.02%
Ratio of net investment income (loss) to
 average net assets/(d)/.....................       1.55%/(b)/     0.79%         0.96%            -          -            -
Portfolio turnover rate......................         13%            28%           25%           64%        71%         134%
Number of shares outstanding at end of period
 (000's).....................................     47,924         51,118        55,358        61,675     68,430       48,685
Net assets at end of
 period (000's)..............................   $578,240       $601,756      $560,038      $684,642   $913,980   $1,135,083

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Funds performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Unaudited.

                      FINANCIAL HIGHLIGHTS - CONTINUED                139

                                                                  Government Securities Fund
                                          -------------------------------------------------------------------------
                                            Six Months
                                              Ended                           Year Ended May 31,
                                           November 30,    --------------------------------------------------------
                                            2004/(f)/          2004          2003        2002      2001      2000
                                          ------------     --------      --------      --------  --------  --------

PER SHARE DATA
Net asset value at beginning of
 period..................................   $   9.82       $  11.24      $  10.37      $  10.07  $   9.51  $   9.90
                                          -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..........       0.14/(e)/      0.27/(e)/     0.38/(e)/     0.51      0.58      0.55
   Net realized and unrealized
    gain (loss) on
    investments and foreign
    currencies...........................       0.17          (0.65)         0.95          0.30      0.56     (0.39)
                                          -------------------------------------------------------------------------
   Total income (loss) from
    investment operations................       0.31          (0.38)         1.33          0.81      1.14      0.16
                                          -------------------------------------------------------------------------
Distributions from:
   Investment income.....................      (0.15)         (0.29)        (0.39)        (0.51)    (0.58)    (0.55)
   Realized gain on securities...........          -          (0.75)        (0.07)            -         -         -
                                          -------------------------------------------------------------------------
   Total distributions...................      (0.15)         (1.04)        (0.46)        (0.51)    (0.58)    (0.55)
                                          -------------------------------------------------------------------------
Net asset value at end of period.........   $   9.98       $   9.82      $  11.24      $  10.37  $  10.07  $   9.51
                                          -------------------------------------------------------------------------
TOTAL RETURN/(a)/........................       3.17%         (3.40)%       12.99%         8.17%    12.23%     1.74%
                                          -------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/.................       0.65%/(b)/     0.65%         0.66%         0.63%     0.58%     0.55%
Ratio of expenses to
 average net assets/(d)/.................       0.65%/(b)/     0.65%         0.66%         0.63%     0.58%     0.55%
Ratio of expense reductions to
 average net assets......................          -              -             -             -         -         -
Ratio of net investment income
 (loss) to average net assets/(c)/.......       2.84%/(b)/     2.59%         3.54%         4.89%     5.83%     5.68%
Ratio of net investment income
 (loss) to average net assets/(d)/.......       2.84%/(b)/     2.59%         3.54%            -         -         -
Portfolio turnover rate..................        100%           169%          201%           89%       84%      132%
Number of shares outstanding at
 end of period (000's)...................     14,101         14,904        17,836        12,993    11,873    10,581
Net assets at end of period
 (000's).................................   $140,692       $146,347      $200,412      $134,726  $119,514  $100,648

                                                                      Growth & Income Fund
                                          ---------------------------------------------------------------------------
                                            Six Months
                                              Ended                            Year Ended May 31,
                                           November 30,    ----------------------------------------------------------
                                            2004/(f)/          2004          2003         2002       2001      2000
                                          ------------     --------      --------      --------   --------   --------

PER SHARE DATA
Net asset value at beginning of
 period..................................   $  12.87       $  11.32      $  12.87      $  14.84   $  21.04   $  21.53
                                          ---------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..........       0.10/(e)/      0.07/(e)/     0.09/(e)/     0.08       0.11       0.15
   Net realized and unrealized
    gain (loss) on
    investments and foreign
    currencies...........................       0.85           1.55         (1.55)        (1.75)     (2.39)      1.96
                                          ---------------------------------------------------------------------------
   Total income (loss) from
    investment operations................       0.95           1.62         (1.46)        (1.67)     (2.28)      2.11
                                          ---------------------------------------------------------------------------
Distributions from:
   Investment income.....................      (0.10)         (0.07)        (0.09)        (0.09)     (0.11)     (0.14)
   Realized gain on securities...........          -              -             -         (0.21)     (3.81)     (2.46)
                                          ---------------------------------------------------------------------------
   Total distributions...................      (0.10)         (0.07)        (0.09)        (0.30)     (3.92)     (2.60)
                                          ---------------------------------------------------------------------------
Net asset value at end of period.........   $  13.72       $  12.87      $  11.32      $  12.87   $  14.84   $  21.04
                                          ---------------------------------------------------------------------------
TOTAL RETURN/(a)/........................       7.37%         14.33%       (11.31)%      (11.36)%   (10.91)%     9.67%
                                          ---------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/.................       0.85%/(b)/     0.85%         0.85%         0.85%      0.82%      0.80%
Ratio of expenses to
 average net assets/(d)/.................       0.90%/(b)/     0.89%         0.91%         0.87%      0.83%      0.80%
Ratio of expense reductions to
 average net assets......................          -              -             -             -          -          -
Ratio of net investment income
 (loss) to average net assets/(c)/.......       1.55%/(b)/     0.55%         0.82%         0.59%      0.62%      0.70%
Ratio of net investment income
 (loss) to average net assets/(d)/.......       1.50%/(b)/     0.51%         0.76%            -          -          -
Portfolio turnover rate..................         49%           168%           97%          110%        65%        89%
Number of shares outstanding at
 end of period (000's)...................     13,103         13,963        15,402        17,145     18,026     15,665
Net assets at end of period
 (000's).................................   $179,731       $179,737      $174,359      $220,745   $267,487   $329,588

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

       140              FINANCIAL HIGHLIGHTS - CONTINUED


                                                                    Health Sciences Fund
                                        ---------------------------------------------------------------------
                                          Six Months                                                 November 1,
                                            Ended           Year Ended     Year Ended    Year Ended   2000* to
                                         November 30,        May 31,        May 31,       May 31,      May 31,
                                          2004/(g)/            2004           2003          2002        2001
                                        ------------      ----------      ----------     ---------- -----------

PER SHARE DATA
Net asset value at beginning of period.   $  10.06         $   7.98        $  7.76        $  8.93     $ 10.00
                                        ---------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)........      (0.04)/(e)/      (0.07)/(e)/    (0.05)/(e)/    (0.04)       0.01
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies.........................      (0.23)            2.15           0.27          (1.13)      (1.07)
                                        ---------------------------------------------------------------------
   Total income (loss) from
    investment operations..............      (0.27)            2.08           0.22          (1.17)      (1.06)
                                        ---------------------------------------------------------------------
Distributions from:
   Investment income...................          -                -              -              -       (0.01)
   Realized gain on securities.........          -                -              -              -           -
                                        ---------------------------------------------------------------------
   Total distributions.................          -                -              -              -       (0.01)
                                        ---------------------------------------------------------------------
Net asset value at end of period.......   $   9.79         $  10.06        $  7.98        $  7.76     $  8.93
                                        ---------------------------------------------------------------------
TOTAL RETURN/(a)/......................      (2.68)%          26.07%          2.84%/(f)/   (13.10)%    (10.60)%
                                        ---------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/...............       1.15%/(b)/       1.15%          1.24%          1.22%       1.08%/(b)/
Ratio of expenses to
 average net assets/(d)/...............       1.15%/(b)/       1.15%          1.24%          1.22%       1.08%/(b)/
Ratio of expense reductions to
 average net assets....................       0.01%/(b)/       0.03%          0.03%          0.00%       0.00%
Ratio of net investment income (loss)
 to average net assets/(c)/............      (0.77)%/(b)/     (0.77)%        (0.75)%        (0.65)%     (0.03)%/(b)/
Ratio of net investment income (loss)
 to average net assets/(d)/............      (0.77)%/(b)/     (0.77)%        (0.75)%            -           -
Portfolio turnover rate................         24%              41%            48%            70%        158%
Number of shares outstanding at end
 of period (000's).....................     15,454           15,312          9,732          7,029       2,684
Net assets at end of period (000's)....   $151,323         $154,050        $77,673        $54,514     $23,965

                                                                   Income & Growth Fund
                                        ---------------------------------------------------------------------
                                          Six Months                                                December 11,
                                            Ended         Year Ended     Year Ended    Year Ended     2000* to
                                         November 30,      May 31,        May 31,       May 31,       May 31,
                                          2004/(g)/          2004           2003          2002          2001
                                        ------------     ----------     ----------     ----------  ------------

PER SHARE DATA
Net asset value at beginning of period.   $   9.07        $   7.73       $   8.51       $   9.61     $  10.00
                                        ---------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)........       0.12/(e)/       0.13/(e)/      0.11/(e)/      0.08         0.04
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies.........................       0.52            1.34          (0.79)         (1.10)       (0.40)
                                        ---------------------------------------------------------------------
   Total income (loss) from
    investment operations..............       0.64            1.47          (0.68)         (1.02)       (0.36)
                                        ---------------------------------------------------------------------
Distributions from:
   Investment income...................      (0.10)          (0.13)         (0.10)         (0.08)       (0.03)
   Realized gain on securities.........          -               -              -              -            -
                                        ---------------------------------------------------------------------
   Total distributions.................      (0.10)          (0.13)         (0.10)         (0.08)       (0.03)
                                        ---------------------------------------------------------------------
Net asset value at end of period.......   $   9.61        $   9.07       $   7.73       $   8.51     $   9.61
                                        ---------------------------------------------------------------------
TOTAL RETURN/(a)/......................       7.11%          19.16%         (7.87)%       (10.58)%      (3.60)%
                                        ---------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/...............       0.83%/(b)/      0.83%          0.83%          0.83%        0.83%/(b)/
Ratio of expenses to
 average net assets/(d)/...............       0.90%/(b)/      0.91%          0.93%          0.93%        0.87%/(b)/
Ratio of expense reductions to
 average net assets....................          -               -              -              -            -
Ratio of net investment income (loss)
 to average net assets/(c)/............       2.67%/(b)/      1.50%          1.47%          0.91%        0.79%/(b)/
Ratio of net investment income (loss)
 to average net assets/(d)/............       2.60%/(b)/      1.43%          1.37%             -            -
Portfolio turnover rate................         38%             71%            64%            65%          72%
Number of shares outstanding at end
 of period (000's).....................     24,931          25,344         26,008         27,664       27,197
Net assets at end of period (000's)....   $239,527        $229,928       $200,919       $235,508     $261,303

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Unaudited.

                      FINANCIAL HIGHLIGHTS - CONTINUED                141


                                                                 International Equities Fund
                                         ---------------------------------------------------------------------------
                                           Six Months
                                             Ended                            Year Ended May 31,
                                          November 30,    ----------------------------------------------------------
                                           2004/(f)/          2004          2003         2002       2001      2000
                                         ------------     --------      --------      --------   --------   --------

PER SHARE DATA
Net asset value at beginning of period..   $   6.80       $   5.50      $   6.67      $   8.78   $  12.55   $  11.32
                                         ---------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).........       0.04/(e)/      0.12/(e)/     0.09/(e)/     0.09       0.12       0.15
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..................       0.74           1.29         (1.20)        (1.07)     (2.46)      1.90
                                         ---------------------------------------------------------------------------
   Total income (loss) from
    investment operations...............       0.78           1.41         (1.11)        (0.98)     (2.34)      2.05
                                         ---------------------------------------------------------------------------
Distributions from:
   Investment income....................      (0.04)         (0.11)        (0.06)        (0.16)     (0.09)     (0.14)
   Realized gain on securities..........          -              -             -         (0.97)     (1.34)     (0.68)
                                         ---------------------------------------------------------------------------
   Total distributions..................      (0.04)         (0.11)        (0.06)        (1.13)     (1.43)     (0.82)
                                         ---------------------------------------------------------------------------
Net asset value at end of period........   $   7.54       $   6.80      $   5.50      $   6.67   $   8.78   $  12.55
                                         ---------------------------------------------------------------------------
TOTAL RETURN/(a)/.......................      11.48%         25.78%       (16.64)%      (10.66)%   (19.59)%    18.01%
                                         ---------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/................       0.59%/(b)/     0.61%         0.68%         0.78%      0.42%      0.41%
Ratio of expenses to
 average net assets/(d)/................       0.59%/(b)/     0.61%         0.68%         0.78%      0.42%      0.41%
Ratio of expense reductions to
 average net assets.....................          -              -             -             -          -          -
Ratio of net investment income (loss) to
 average net assets/(c)/................       1.31%/(b)/     1.96%         1.71%         1.16%      1.08%      1.20%
Ratio of net investment income (loss) to
 average net assets/(d)/................       1.31%/(b)/     1.96%         1.71%            -          -          -
Portfolio turnover rate.................         20%            12%            0%           45%        45%        25%
Number of shares outstanding at end of
 period (000's).........................     46,289         29,964        16,491        15,226     13,501     12,980
Net assets at end of period (000's).....   $349,028       $203,768      $ 90,680      $101,562   $118,524   $162,840

                                                             International Government Bond Fund
                                         -------------------------------------------------------------------------
                                           Six Months
                                             Ended                            Year Ended May 31,
                                          November 30,    --------------------------------------------------------
                                           2004/(f)/          2004          2003        2002      2001       2000
                                         ------------     --------      --------      --------  -------   --------

PER SHARE DATA
Net asset value at beginning of period..   $  13.40       $  13.83      $  11.04      $  10.10  $ 10.88   $  11.62
                                         -------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).........       0.26/(e)/      0.55/(e)/     0.05/(e)/     0.54     0.43       0.48
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..................       1.25          (0.25)         2.81          0.49    (0.91)     (0.98)
                                         -------------------------------------------------------------------------
   Total income (loss) from
    investment operations...............       1.51           0.30          2.86          1.03    (0.48)     (0.50)
                                         -------------------------------------------------------------------------
Distributions from:
   Investment income....................      (0.34)         (0.52)            -             -    (0.26)     (0.23)
   Realized gain on securities..........      (0.40)         (0.21)        (0.07)        (0.09)   (0.04)     (0.01)
                                         -------------------------------------------------------------------------
   Total distributions..................      (0.74)         (0.73)        (0.07)        (0.09)   (0.30)     (0.24)
                                         -------------------------------------------------------------------------
Net asset value at end of period........   $  14.17       $  13.40      $  13.83      $  11.04  $ 10.10   $  10.88
                                         -------------------------------------------------------------------------
TOTAL RETURN/(a)/.......................      11.73%          2.10%        25.96%        10.23%   (4.47)%    (4.43)%
                                         -------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/................       0.71%/(b)/     0.72%         0.77%         0.73%    0.58%      0.52%
Ratio of expenses to
 average net assets/(d)/................       0.71%/(b)/     0.72%         0.77%         0.73%    0.58%      0.52%
Ratio of expense reductions to
 average net assets.....................          -              -             -             -        -          -
Ratio of net investment income (loss) to
 average net assets/(c)/................       3.84%/(b)/     3.95%         4.81%         5.71%    3.82%      4.07%
Ratio of net investment income (loss) to
 average net assets/(d)/................       3.84%/(b)/     3.95%         4.81%            -        -          -
Portfolio turnover rate.................         72%           119%           70%          110%      72%        15%
Number of shares outstanding at end of
 period (000's).........................     10,746         10,753        11,386         9,242    9,898     12,044
Net assets at end of period (000's).....   $152,304       $144,083      $157,478      $102,053  $99,977   $130,978

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

       142              FINANCIAL HIGHLIGHTS - CONTINUED


                                                                  International Growth I Fund
                                          ---------------------------------------------------------------------
                                            Six Months                                                December 11,
                                              Ended          Year Ended    Year Ended    Year Ended     2000* to
                                           November 30,       May 31,       May 31,       May 31,       May 31,
                                            2004/(f)/           2004          2003          2002          2001
                                          ------------     ----------     ----------     ----------  ------------

PER SHARE DATA
Net asset value at beginning of period...   $   7.38        $   6.07       $   7.25       $   8.31     $  10.00
                                          ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..........       0.01/(e)/       0.06/(e)/      0.08/(e)/      0.05         0.05
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................       0.69            1.31          (1.15)         (1.09)       (1.70)
                                          ---------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................       0.70            1.37          (1.07)         (1.04)       (1.65)
                                          ---------------------------------------------------------------------
Distributions from:
   Investment income.....................      (0.01)          (0.06)         (0.11)         (0.02)       (0.04)
   Realized gain on securities...........          -               -              -              -            -
                                          ---------------------------------------------------------------------
   Total distributions...................      (0.01)          (0.06)         (0.11)         (0.02)       (0.04)
                                          ---------------------------------------------------------------------
Net asset value at end of period.........   $   8.07        $   7.38       $   6.07       $   7.25     $   8.31
                                          ---------------------------------------------------------------------
TOTAL RETURN/(a)/........................       9.56%          22.57%        (14.76)%       (12.56)%      (3.60)%
                                          ---------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/.................       1.04%/(b)/     1.06%//         1.06%          1.06%        1.06%/(b)/
Ratio of expenses to
 average net assets/(d)/.................       1.28%/(b)/     1.28%//         1.36%          1.33%        1.10%/(b)/
Ratio of expense reductions to
 average net assets......................          -               -              -              -            -
Ratio of net investment income (loss) to
 average net assets/(c)/.................       0.25%/(b)/     0.83%//         1.25%          0.67%        0.99%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/.................       0.01%/(b)/     0.61%//         0.95%             -            -
Portfolio turnover rate..................         46%            164%           192%           205%         183%
Number of shares outstanding at end of
 period (000's)..........................     49,120          52,010         56,825         60,441       64,151
Net assets at end of period (000's)......   $396,266        $383,924       $345,213       $438,474     $533,368

                                                                      Large Cap Growth Fund
                                          ----------------------------------------------------------------------
                                            Six Months                                                 December 11,
                                              Ended          Year Ended     Year Ended    Year Ended     2000* to
                                           November 30,       May 31,        May 31,       May 31,       May 31,
                                            2004/(f)/           2004           2003          2002          2001
                                          ------------     ----------      ----------     ----------  ------------

PER SHARE DATA
Net asset value at beginning of period...   $   6.23        $   5.45        $   6.20       $   7.43     $  10.00
                                          ----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..........       0.03/(e)/      (0.00)/(e)/      0.00/(e)/     (0.01)       (0.01)
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................       0.10            0.78           (0.75)         (1.22)       (2.56)
                                          ----------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................       0.13            0.78           (0.75)         (1.23)       (2.57)
                                          ----------------------------------------------------------------------
Distributions from:
   Investment income.....................          -               -               -              -            -
   Realized gain on securities...........          -               -               -              -            -
                                          ----------------------------------------------------------------------
   Total distributions...................          -               -               -              -            -
                                          ----------------------------------------------------------------------
Net asset value at end of period.........   $   6.36        $   6.23        $   5.45       $   6.20     $   7.43
                                          ----------------------------------------------------------------------
TOTAL RETURN/(a)/........................       2.09%          14.31%         (12.04)%       (16.55)%     (25.70)%
                                          ----------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/.................       1.00%/(b)/      1.06%           1.06%          1.05%        1.06%/(b)/
Ratio of expenses to
 average net assets/(d)/.................       1.01%/(b)/      1.08%           1.10%          1.15%        1.10%/(b)/
Ratio of expense reductions to
 average net assets......................          -               -               -              -            -
Ratio of net investment income (loss) to
 average net assets/(c)/.................       0.83%/(b)/     (0.07)%          0.05%         (0.13)%      (0.27)%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/.................       0.82%/(b)/     (0.09)%          0.01%             -            -
Portfolio turnover rate..................         79%            141%             86%           150%          94%
Number of shares outstanding at end of
 period (000's)..........................     64,380          69,559          78,170         83,752       84,055
Net assets at end of period (000's)......   $409,491        $433,278        $426,061       $519,129     $624,700

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

                      FINANCIAL HIGHLIGHTS - CONTINUED                143

                                                                      Mid Cap Index Fund
                                      ----------------------------------------------------------------------------------
                                         Six Months
                                           Ended                               Year Ended May 31,
                                        November 30,    ----------------------------------------------------------------
                                         2004/(f)/           2004            2003          2002        2001       2000
                                      ------------      ----------      ----------      ----------  ----------  --------

PER SHARE DATA
Net asset value at beginning of
 period..............................  $    19.41       $    15.62      $    18.01      $    19.82  $    23.73  $  25.64
                                      ----------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income
    (loss)...........................        0.08/(e)/        0.14/(e)/       0.11/(e)/       0.13        0.19      0.22
   Net realized and unrealized
    gain (loss) on investments
    and foreign currencies...........        1.38             3.94           (1.88)           0.16        1.74      4.49
                                      ----------------------------------------------------------------------------------
   Total income (loss) from
    investment operations............        1.46             4.08           (1.77)           0.29        1.93      4.71
                                      ----------------------------------------------------------------------------------
Distributions from:
   Investment income.................       (0.07)           (0.15)          (0.10)          (0.14)      (0.19)    (0.22)
   Realized gain on securities.......           -            (0.14)          (0.52)          (1.96)      (5.65)    (6.40)
                                      ----------------------------------------------------------------------------------
   Total distributions...............       (0.07)           (0.29)          (0.62)          (2.10)      (5.84)    (6.62)
                                      ----------------------------------------------------------------------------------
Net asset value at end of period.....  $    20.80       $    19.41      $    15.62      $    18.01  $    19.82  $  23.73
                                      ----------------------------------------------------------------------------------
TOTAL RETURN/(a)/....................        7.57%           26.22%          (9.50)%          2.03%      10.11%    21.36%
                                      ----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/.............        0.40%/(b)/       0.41%           0.45%           0.41%       0.38%     0.36%
Ratio of expenses to
 average net assets/(d)/.............        0.40%/(b)/       0.41%           0.45%           0.41%       0.38%     0.36%
Ratio of expense reductions to
 average net assets..................           -                -               -               -           -         -
Ratio of net investment income (loss)
 to average net assets/(c)/..........        0.82%/(b)/       0.80%           0.77%           0.74%       0.84%     0.90%
Ratio of net investment income (loss)
 to average net assets/(d)/..........        0.82%/(b)/       0.80%           0.77%              -           -         -
Portfolio turnover rate..............           8%              11%             10%             17%         34%       41%
Number of shares outstanding at end
 of period (000's)...................      85,063           80,118          70,135          64,086      52,860    38,889
Net assets at end of period (000's)..  $1,769,525       $1,554,815      $1,095,294      $1,154,008  $1,047,680  $922,679

                                                                  Money Market I Fund
                                      --------------------------------------------------------------------------
                                        Six Months
                                          Ended                            Year Ended May 31,
                                       November 30,    ---------------------------------------------------------
                                        2004/(f)/           2004          2003        2002      2001      2000
                                      ------------     ---------      --------      --------  --------  --------

PER SHARE DATA
Net asset value at beginning of
 period..............................   $   1.00        $   1.00      $   1.00      $   1.00  $   1.00  $   1.00
                                      --------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income
    (loss)...........................       0.00/(e)/       0.01/(e)/     0.01/(e)/     0.02      0.06      0.05
   Net realized and unrealized
    gain (loss) on investments
    and foreign currencies...........          -               -             -             -         -         -
                                      --------------------------------------------------------------------------
   Total income (loss) from
    investment operations............       0.00            0.01          0.01          0.02      0.06      0.05
                                      --------------------------------------------------------------------------
Distributions from:
   Investment income.................      (0.00)          (0.01)        (0.01)        (0.02)    (0.06)    (0.05)
   Realized gain on securities.......          -               -             -             -         -         -
                                      --------------------------------------------------------------------------
   Total distributions...............      (0.00)          (0.01)        (0.01)        (0.02)    (0.06)    (0.05)
                                      --------------------------------------------------------------------------
Net asset value at end of period.....   $   1.00        $   1.00      $   1.00      $   1.00  $   1.00  $   1.00
                                      --------------------------------------------------------------------------
TOTAL RETURN/(a)/....................       0.47%           0.51%         1.00%         2.14%     5.77%     5.21%
                                      --------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/.............       0.59%/(b)/     0.60%//        0.59%         0.60%     0.57%     0.56%
Ratio of expenses to
 average net assets/(d)/.............       0.61%/(b)/     0.64%//        0.64%         0.62%     0.58%     0.56%
Ratio of expense reductions to
 average net assets..................          -               -             -             -         -         -
Ratio of net investment income (loss)
 to average net assets/(c)/..........       0.93%/(b)/      0.51%         1.01%         2.07%     5.59%     5.13%
Ratio of net investment income (loss)
 to average net assets/(d)/..........       0.90%/(b)/     0.47%//        0.96%            -         -         -
Portfolio turnover rate..............        N/A             N/A           N/A           N/A       N/A       N/A
Number of shares outstanding at end
 of period (000's)...................    426,092         453,707       524,446       734,135   579,507   484,934
Net assets at end of period (000's)..   $426,092        $453,707      $524,446      $734,135  $579,507  $484,934

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

       144              FINANCIAL HIGHLIGHTS - CONTINUED

                                                               Nasdaq-100(R) Index Fund
                                 ------------------------------------------------------------------------------
                                    Six Months                                                          October 2,
                                      Ended            Year Ended                        Year Ended      2000* to
                                   November 30,       May 31, 2004       Year Ended       May 31,        May 31,
                                    2004/(f)/                           May 31, 2003        2002           2001
                                 ------------      ------------       ------------      ----------   ----------

PER SHARE DATA
Net asset value at beginning of
 period......................... $      4.11        $      3.36       $      3.40       $     5.09   $    10.00
                                 ------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income
    (loss)......................        0.03/(e)/         (0.01)/(e)/       (0.01)/(e)/      (0.01)        0.01
   Net realized and unrealized
    gain (loss)
    on investments and
    foreign currencies..........        0.25               0.76             (0.03)           (1.68)       (4.91)
                                 ------------------------------------------------------------------------------
   Total income (loss) from
    investment
    operations..................        0.28               0.75             (0.04)           (1.69)       (4.90)
                                 ------------------------------------------------------------------------------
Distributions from:
   Investment income............           -                  -                 -                -        (0.01)
   Realized gain on
    securities..................           -                  -                 -                -            -
                                 ------------------------------------------------------------------------------
   Total distributions..........           -                  -                 -                -        (0.01)
                                 ------------------------------------------------------------------------------
Net asset value at end of
 period......................... $      4.39        $      4.11       $      3.36       $     3.40   $     5.09
                                 ------------------------------------------------------------------------------
TOTAL RETURN/(a)/...............        6.81%             22.32%            (1.18)%         (33.20)%     (49.01)%
                                 ------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/........        0.62%/(b)/        0.63%//            0.81%            0.77%        0.52%/(b)/
Ratio of expenses to
 average net assets/(d)/........        0.62%/(b)/        0.63%//            0.81%            0.77%        0.52%/(b)/
Ratio of expense reductions to
 average net assets.............           -                  -                 -                -            -
Ratio of net investment income
 (loss) to
 average net assets/(c)/........        1.54%/(b)/       (0.32)%//          (0.48)%          (0.36)%       0.31%/(b)/
Ratio of net investment income
 (loss) to
 average net assets/(d)/........        1.54%/(b)/       (0.32)%//          (0.48)%              -            -
Portfolio turnover rate.........           1%                14%                6%               2%          19%
Number of shares outstanding at
 end of period (000's)..........      22,523             22,672            15,570            7,786        3,732
Net assets at end of period
 (000's)........................ $    98,946        $    93,089       $    52,306       $   26,449   $   19,005

                                                                  Science & Technology Fund
                                 -----------------------------------------------------------------------------------------
                                    Six Months
                                      Ended                                   Year Ended May 31,
                                   November 30,    -----------------------------------------------------------------------
                                    2004/(f)/            2004              2003           2002         2001         2000
                                 ------------      -----------       ----------       ----------   ----------   ----------

PER SHARE DATA
Net asset value at beginning of
 period.........................  $    11.08        $     9.14       $     9.56       $    17.28   $    41.14   $    29.95
                                 -----------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income
    (loss)......................        0.02/(e)/        (0.07)/(e)/      (0.05)/(e)/      (0.07)       (0.17)       (0.11)
   Net realized and unrealized
    gain (loss)
    on investments and
    foreign currencies..........       (0.03)             2.01            (0.37)           (6.86)      (15.86)       16.37
                                 -----------------------------------------------------------------------------------------
   Total income (loss) from
    investment
    operations..................       (0.01)             1.94            (0.42)           (6.93)      (16.03)       16.26
                                 -----------------------------------------------------------------------------------------
Distributions from:
   Investment income............           -                 -                -                -            -            -
   Realized gain on
    securities..................           -                 -                -            (0.79)       (7.83)       (5.07)
                                 -----------------------------------------------------------------------------------------
   Total distributions..........           -                 -                -            (0.79)       (7.83)       (5.07)
                                 -----------------------------------------------------------------------------------------
Net asset value at end of
 period.........................  $    11.07        $    11.08       $     9.14       $     9.56   $    17.28   $    41.14
                                 -----------------------------------------------------------------------------------------
TOTAL RETURN/(a)/...............       (0.09)%           21.23%           (4.39)%         (41.26)%     (42.24)%      52.65%
                                 -----------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/........        1.02%/(b)/       1.01%//           1.00%            1.00%        0.98%        0.96%
Ratio of expenses to
 average net assets/(d)/........        1.02%/(b)/       1.02%//           1.04%            1.02%        0.98%        0.96%
Ratio of expense reductions to
 average net assets.............        0.01%/(b)/        0.01%            0.02%            0.00%        0.00%        0.00%
Ratio of net investment income
 (loss) to
 average net assets/(c)/........        0.42%/(b)/      (0.68)%//         (0.66)%          (0.59)%      (0.66)%      (0.40)%
Ratio of net investment income
 (loss) to
 average net assets/(d)/........        0.42%/(b)/      (0.69)%//         (0.71)%              -            -            -
Portfolio turnover rate.........          25%               56%              53%             104%         176%         130%
Number of shares outstanding at
 end of period (000's)..........     119,220           126,963          129,123          129,126      116,654       80,564
Net assets at end of period
 (000's)........................  $1,320,249        $1,406,766       $1,180,380       $1,234,937   $2,015,574   $3,314,052

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

                      FINANCIAL HIGHLIGHTS - CONTINUED                145

                                                                         Small Cap Fund
                                         ------------------------------------------------------------------------
                                           Six Months                                                   December 11,
                                             Ended           Year Ended      Year Ended    Year Ended     2000* to
                                          November 30,        May 31,         May 31,       May 31,       May 31,
                                           2004/(f)/            2004            2003          2002          2001
                                         ------------      ----------      ----------      ----------  ------------

PER SHARE DATA
Net asset value at beginning of period..   $   9.75         $   7.67        $   8.75        $   9.09     $  10.00
                                         ------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).........      (0.00)/(e)/      (0.04)/(e)/     (0.02)/(e)/     (0.01)       (0.01)
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..................       1.25             2.12           (1.06)          (0.33)       (0.90)
                                         ------------------------------------------------------------------------
   Total income (loss) from investment
    operations..........................       1.25             2.08           (1.08)          (0.34)       (0.91)
                                         ------------------------------------------------------------------------
Distributions from:
   Investment income....................          -                -               -               -            -
   Realized gain on securities..........          -                -               -               -            -
                                         ------------------------------------------------------------------------
   Total distributions..................          -                -               -               -            -
                                         ------------------------------------------------------------------------
Net asset value at end of period........   $  11.00         $   9.75        $   7.67        $   8.75     $   9.09
                                         ------------------------------------------------------------------------
TOTAL RETURN/(a)/.......................      12.82%           27.12%         (12.34)%         (3.74)%      11.51%
                                         ------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/................       0.95%/(b)/      0.95%//          0.95%           0.95%        0.95%/(b)/
Ratio of expenses to
 average net assets/(d)/................       1.05%/(b)/      1.04%//          1.06%           1.06%        1.00%/(b)/
Ratio of expense reductions to
 average net assets.....................          -                -               -               -            -
Ratio of net investment income (loss) to
 average net assets/(c)/................      (0.07)%/(b)/    (0.39)%//        (0.29)%         (0.15)%      (0.14)%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/................      (0.17)%/(b)/    (0.48)%//        (0.40)%             -            -
Portfolio turnover rate.................         84%              66%             74%             68%         130%
Number of shares outstanding at end of
 period (000's).........................     59,143           62,391          69,895          75,125       78,572
Net assets at end of period (000's).....   $650,733         $608,133        $535,870        $657,045     $714,608

                                                                    Small Cap Index Fund
                                         --------------------------------------------------------------------------
                                           Six Months
                                             Ended                            Year Ended May 31,
                                          November 30,    ---------------------------------------------------------
                                           2004/(f)/          2004          2003         2002      2001      2000
                                         ------------     --------      --------      --------   --------  --------

PER SHARE DATA
Net asset value at beginning of period..   $  13.97       $  10.86      $  11.97      $  14.11   $  15.66  $  15.84
                                         --------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).........       0.07/(e)/      0.08/(e)/     0.09/(e)/     0.13       0.19      0.18
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..................       1.60           3.13         (1.12)        (0.32)      0.40      1.43
                                         --------------------------------------------------------------------------
   Total income (loss) from investment
    operations..........................       1.67           3.21         (1.03)        (0.19)      0.59      1.61
                                         --------------------------------------------------------------------------
Distributions from:
   Investment income....................      (0.05)         (0.10)        (0.08)        (0.13)     (0.19)    (0.18)
   Realized gain on securities..........          -              -             -         (1.82)     (1.95)    (1.61)
                                         --------------------------------------------------------------------------
   Total distributions..................      (0.05)         (0.10)        (0.08)        (1.95)     (2.14)    (1.79)
                                         --------------------------------------------------------------------------
Net asset value at end of period........   $  15.59       $  13.97      $  10.86      $  11.97   $  14.11  $  15.66
                                         --------------------------------------------------------------------------
TOTAL RETURN/(a)/.......................      12.01%         29.62%        (8.55)%       (1.08)%     5.23%    10.22%
                                         --------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/................       0.46%/(b)/     0.48%         0.52%         0.48%      0.44%     0.40%
Ratio of expenses to
 average net assets/(d)/................       0.46%/(b)/     0.48%         0.52%         0.48%      0.44%     0.40%
Ratio of expense reductions to
 average net assets.....................          -              -             -             -          -         -
Ratio of net investment income (loss) to
 average net assets/(c)/................       0.97%/(b)/     0.65%         0.93%         1.03%      1.31%     1.12%
Ratio of net investment income (loss) to
 average net assets/(d)/................       0.97%/(b)/     0.65%         0.93%            -          -         -
Portfolio turnover rate.................         18%            15%           35%           34%        57%       35%
Number of shares outstanding at end of
 period (000's).........................     40,520         34,417        24,411        21,473     16,769    14,596
Net assets at end of period (000's).....   $631,625       $480,867      $265,018      $257,046   $236,530  $228,602

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

       146              FINANCIAL HIGHLIGHTS - CONTINUED


                                                                  Social Awareness Fund
                                       ---------------------------------------------------------------------------
                                         Six Months
                                           Ended                            Year Ended May 31,
                                        November 30,    ----------------------------------------------------------
                                         2004/(f)/          2004          2003         2002       2001      2000
                                       ------------     --------      --------      --------   --------   --------

PER SHARE DATA
Net asset value at beginning of
 period...............................   $  18.28       $  15.73      $  17.66      $  21.01   $  24.77   $  24.11
                                       ---------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).......       0.16/(e)/      0.16/(e)/     0.16/(e)/     0.13       0.20       0.20
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies................       0.78           2.55         (1.60)        (2.76)     (3.23)      1.61
                                       ---------------------------------------------------------------------------
   Total income (loss) from
    investment operations.............       0.94           2.71         (1.44)        (2.63)     (3.03)      1.81
                                       ---------------------------------------------------------------------------
Distributions from:
   Investment income..................      (0.15)         (0.16)        (0.15)        (0.14)     (0.20)     (0.18)
   Realized gain on securities........          -              -         (0.34)        (0.58)     (0.53)     (0.97)
                                       ---------------------------------------------------------------------------
   Total distributions................      (0.15)         (0.16)        (0.49)        (0.72)     (0.73)     (1.15)
                                       ---------------------------------------------------------------------------
Net asset value at end of period......   $  19.07       $  18.28      $  15.73      $  17.66   $  21.01   $  24.77
                                       ---------------------------------------------------------------------------
TOTAL RETURN/(a)/.....................       5.15%         17.27%        (7.89)%      (12.77)%   (12.33)%     7.49%
                                       ---------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/..............       0.62%/(b)/     0.63%         0.65%         0.61%      0.58%      0.55%
Ratio of expenses to
 average net assets/(d)/..............       0.62%/(b)/     0.63%         0.65%         0.61%      0.58%      0.55%
Ratio of expense reductions to average
 net assets...........................          -              -             -             -          -          -
Ratio of net investment income (loss)
 to average net assets/(c)/...........       1.79%/(b)/     0.89%         1.05%         0.69%      0.85%      0.79%
Ratio of net investment income (loss)
 to average net assets/(d)/...........       1.79%/(b)/     0.89%         1.05%            -          -          -
Portfolio turnover rate...............         16%            79%           58%           40%        29%        40%
Number of shares outstanding at end of
 period (000's).......................     22,637         21,814        22,221        23,444     23,321     23,509
Net assets at end of period (000's)...   $431,665       $398,820      $349,610      $414,108   $489,982   $582,403

                                                                           Stock Index Fund
                                       ---------------------------------------------------------------------------------------
                                          Six Months
                                            Ended                                  Year Ended May 31,
                                         November 30,    ---------------------------------------------------------------------
                                          2004/(f)/            2004            2003           2002         2001        2000
                                       ------------      -----------      ----------      ----------   ----------   ----------

PER SHARE DATA
Net asset value at beginning of
 period...............................  $    30.74        $    26.51      $    30.11      $    36.89   $    42.98   $    39.73
                                       ---------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).......        0.31/(e)/         0.39/(e)/       0.35/(e)/       0.33         0.35         0.41
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies................        1.38              4.33           (2.97)          (5.45)       (4.99)        3.59
                                       ---------------------------------------------------------------------------------------
   Total income (loss) from
    investment operations.............        1.69              4.72           (2.62)          (5.12)       (4.64)        4.00
                                       ---------------------------------------------------------------------------------------
Distributions from:
   Investment income..................       (0.29)            (0.39)          (0.34)          (0.34)       (0.35)       (0.39)
   Realized gain on securities........           -             (0.10)          (0.64)          (1.32)       (1.10)       (0.36)
                                       ---------------------------------------------------------------------------------------
   Total distributions................       (0.29)            (0.49)          (0.98)          (1.66)       (1.45)       (0.75)
                                       ---------------------------------------------------------------------------------------
Net asset value at end of period......  $    32.14        $    30.74      $    26.51      $    30.11   $    36.89   $    42.98
                                       ---------------------------------------------------------------------------------------
TOTAL RETURN/(a)/.....................        5.52%            17.90%          (8.44)%        (14.16)%     (10.87)%      10.10%
                                       ---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/..............        0.38%/(b)/       0.38%//          0.40%           0.37%        0.34%        0.31%
Ratio of expenses to
 average net assets/(d)/..............        0.38%/(b)/       0.38%//          0.40%           0.37%        0.34%        0.31%
Ratio of expense reductions to average
 net assets...........................           -                 -               -               -            -            -
Ratio of net investment income (loss)
 to average net assets/(c)/...........        2.03%/(b)/        1.33%           1.39%           1.01%        0.86%        0.97%
Ratio of net investment income (loss)
 to average net assets/(d)/...........        2.03%/(b)/       1.33%//          1.39%              -            -            -
Portfolio turnover rate...............           2%                3%              6%              6%           7%           6%
Number of shares outstanding at end of
 period (000's).......................     137,741           137,616         136,800         135,870      131,180      125,003
Net assets at end of period (000's)...  $4,426,582        $4,230,395      $3,627,137      $4,091,054   $4,839,632   $5,373,192

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

                      FINANCIAL HIGHLIGHTS - CONTINUED                147

                                                                             Value Fund
                                               -----------------------------------------------------------------
                                                                                                     December 31, 2001*
                                                 Six Months Ended      Year Ended      Year Ended            to
                                               November 30, 2004/(f)/ May 31, 2004    May 31, 2003      May 31, 2002
                                               ---------------------  ------------    ------------   ------------------

PER SHARE DATA
Net asset value at beginning of period........        $  9.99            $  8.62        $  9.69           $ 10.00
                                               -----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............           0.02/(e)/          0.08/(e)/      0.07/(e)/         0.02
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....           1.08               1.38          (1.05)            (0.31)
                                               -----------------------------------------------------------------
   Total income (loss) from investment
    operations................................           1.10               1.46          (0.98)            (0.29)
                                               -----------------------------------------------------------------
Distributions from:
   Investment income..........................              -              (0.09)         (0.06)            (0.02)
   Realized gain on securities................              -                  -          (0.03)                -
                                               -----------------------------------------------------------------
   Total distributions........................              -              (0.09)         (0.09)            (0.02)
                                               -----------------------------------------------------------------
Net asset value at end of period..............        $ 11.09            $  9.99        $  8.62           $  9.69
                                               -----------------------------------------------------------------
TOTAL RETURN/(a)/.............................          11.01%             17.01%        (10.01)%           (2.89)%
                                               -----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..           1.26%/(b)/        1.32%//         1.50%             1.46%/(b)/
Ratio of expenses to average net assets/(d)/..           1.34%/(b)/        1.32%//         1.50%             1.46%/(b)/
Ratio of expense reductions to average net
 assets.......................................              -                  -              -                 -
Ratio of net investment income (loss) to
 average net assets/(c)/......................           0.47%/(b)/        0.89%//         0.94%             0.52%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/......................           0.39%/(b)/        0.89%//         0.94%                -
Portfolio turnover rate.......................            117%                36%            40%               20%
Number of shares outstanding at end of
 period (000's)...............................          1,600              1,448          1,291             1,121
Net assets at end of period (000's)...........        $17,736            $14,472        $11,134           $10,855

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

148              DIRECTOR INFORMATION (Unaudited)                November 30, 2004


                                                                                                           Number of
                                                                                                            Funds in
                                 Position    Term of Office                                               Fund Complex
Name, Birth Date                 Held With    and Length of                                               Overseen by
and Address*                   VALIC Complex Time Served (4) Principal Occupations During Past Five Years Director (2)
------------------------------ ------------- --------------- -------------------------------------------- ------------
Independent Directors
Dr. Judith L. Craven             Director          1998-       Retired.                                        73
  DOB: October 6, 1945                           Present










-----------------------------------------------------------------------------------------------------------------------
William F. Devin                 Director          2001-       Retired.                                        73
  DOB: December 30, 1938                         Present


-----------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner             Director          1998-       Professor and Head, Department of               36
  DOB: July 15, 1949                             Present       Neuroscience, and Visscher Chair of
                                                               Physiology, University of Minnesota
                                                               (1999-Present). Formerly, Director,
                                                               Graduate Program in Neuroscience,
                                                               University of Minnesota (1995-1999);
                                                               Professor of Neurosurgery, University of
                                                               Minnesota (1980-1999) .

-----------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.   Director          1998-       Retired.                                        36
  DOB: July 27, 1940                             Present

-----------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman             Director          1984-       President Emeritus, Rice University,            36
  DOB: March 2, 1912                             Present       Houston, Texas (1985-Present).


-----------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster           Director          1984-       Pastor Emeritus and Director of Planned         36
  DOB: December 15, 1923                         Present       Giving, First Presbyterian Church
                                                               (1997-Present).

-----------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery                Director          2001-       Vice President of Massachusetts Capital         36
  DOB: December 30, 1949                         Present       Resources Company (1982-Present).


-----------------------------------------------------------------------------------------------------------------------
Ben H. Love                      Director          1993-       Retired.                                        36
  DOB: September 26, 1930                        Present

-----------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.          Director          1998-       President, Meharry Medical College,             36
  DOB: October 28, 1946                          Present       Nashville, Tennessee (1994-Present).


-----------------------------------------------------------------------------------------------------------------------



Name, Birth Date                    Other Directorships
and Address*                        Held by Director (3)
------------------------------ ------------------------------
Independent Directors
Dr. Judith L. Craven           Director, A.G. Belo
  DOB: October 6, 1945         Corporation, a media company
                               (1992-Present); Director
                               SYSCO Corporation, a food
                               marketing and distribution
                               company (1996-Present);
                               Director, Luby's, Inc., a
                               restaurant chain (1998-
                               Present); Director, University
                               of Texas Board of Regents
                               (2001-Present).

-------------------------------------------------------------
William F. Devin               Board of Governors,
  DOB: December 30, 1938       Boston Stock Exchange
                               (1985-Present).

-------------------------------------------------------------
Dr. Timothy J. Ebner           None.
  DOB: July 15, 1949







-------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. None.
  DOB: July 27, 1940

-------------------------------------------------------------
Dr. Norman Hackerman           Chairman--Scientific Advisory
  DOB: March 2, 1912           Board for The Robert A. Welch
                               Foundation (1983-Present).

-------------------------------------------------------------
Dr. John Wm. Lancaster         None.
  DOB: December 15, 1923


-------------------------------------------------------------
Kenneth J. Lavery              Director, Board of Overseers,
  DOB: December 30, 1949       Newton Wellesley Hospital
                               (1996-Present).

-------------------------------------------------------------
Ben H. Love                    None.
  DOB: September 26, 1930

-------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director, Monarch Dental
  DOB: October 28, 1946        Corporation (1997-Present);
                               Director, Pinnacle Financial
                               Partners, Inc. (2000-Present).
-------------------------------------------------------------

November 30, 2004        DIRECTOR INFORMATION (Unaudited) - CONTINUED          149

                                                                                                    Number of
                                                                                                     Funds in
                          Position    Term of Office                                               Fund Complex
Name, Birth Date          Held With    and Length of                                               Overseen by
and Address*            VALIC Complex Time Served (4) Principal Occupations During Past Five Years Director (2)
----------------------- ------------- --------------- -------------------------------------------- ------------
Interested Directors
Paige T. Davis (1)        Director          2002-       Formerly, Regional Manager, VALIC               36
  DOB: July 4, 1943                       Present       (1976-2001).









----------------------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)      Director          2001-       President, CEO and Director, AIG                82
  DOB: January 23, 1954                   Present       SunAmerica Asset Management Corp.
                                                        ("SAAMCo.") (August 1995 to present);
                                                        President and Director, AIG SunAmerica
                                                        Fund Services, Inc. (1988-Present); CEO,
                                                        AIG Advisor Group (2004-Present);
                                                        Executive Vice President, AIG Retirement
                                                        Services, Inc. (2003-Present).
----------------------------------------------------------------------------------------------------------------



Name, Birth Date             Other Directorships
and Address*                 Held by Director (3)
----------------------- ------------------------------
Interested Directors
Paige T. Davis (1)      Director, Maryland African
  DOB: July 4, 1943     American Museum
                        Corporation (1999-Present);
                        Director, Maryland Racing
                        Commission (1996-Present);
                        Director, Morgan State
                        University Foundation, Inc.
                        (1998-Present); Director,
                        Maryland Health and Higher
                        Education Facilities Authority
                        (1987-Present).
------------------------------------------------------
Peter A. Harbeck (1)    None.
  DOB: January 23, 1954






------------------------------------------------------

* The business address for each Director is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Director, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current or former employment by VALIC (Mr. Davis) or SAAMCo (Mr. Harbeck), companies affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or business manager. The "Fund Complex" includes the AIG Series Trust, Inc. (4 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (21 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.
(4)Directors serve until their successors are duly elected and qualified.

   Additional Information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

150      VALIC COMPANY I - SPECIAL MEETING OF SHAREHOLDERS       November 30, 2004
                            (Unaudited)

                             Proxy Voting Results

A Special Meeting of Shareholders of VALIC Company I Growth Fund was held on August 26, 2004. The Fund voted in favor of adopting the following proposal.

1. To approve the Agreement and Plan of Reorganization, in which the VALIC Company I Growth Fund will be reorganized into the VALIC Company I Blue Chip Growth Fund.

                     Votes in Favor of the proposal 801,416
                     Votes Against the proposal....       0
                     Votes Abstained...............  53,697

                              VALIC COMPANY I                         151



BOARD OF DIRECTORS
Judith L. Craven
Paige T. Davis
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Norman Hackerman
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS
AIG Global Investment Corp.
175 Water Street
New York, New York 10038

AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

American Century Investment Management, Inc.
4500 Main Street
Kansas City, Missouri 64111

Franklin Portfolio Associates, LLC
One Boston Place, 29th Floor
Boston, Massachusetts 02108
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

WM Advisors, Inc.
1201 Third Avenue
Seattle, Washington 98101

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1401 McKinney, Suite 1200
Houston, Texas 77010

TRANSFER AND SHAREHOLDER SERVICE AGENT
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran,
President and Principal Executive Officer
John Packs,
Vice President and Senior Investment Officer
Gregory R. Kingston,
Treasurer and Principal Financial Officer
Nori L. Gabert,
Vice President, Chief Legal Officer and Secretary
Cynthia A. Gibbons,
Vice President and Chief Compliance Officer
Donna Handel,
Vice President and Assistant Treasurer
Mark Matthes,
Assistant Secretary
Kathryn A. Pearce,
Assistant Treasurer
Donald H. Guire,
Assistant Treasurer

 This report is for the information of the shareholders and variable contract owners participating in the VALIC Company I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

 A description of the policies and procedures that VALIC Company I uses to determine how to vote proxies related to securities held in the Fund's portfolios which is available in VALIC Company I's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

 VALIC Company I is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. Once filed, VALIC Company I's Form N-Q will be available without charge on the Securities and Exchange Commission's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Room, Washington DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

 Information regarding how VALIC Company I voted proxies relating to securities held in the Fund's portfolios during the twelve month period ended June 30, 2004 is available (i) without charge, upon request, by calling (800) 448-2542 or (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

       152   VALIC COMPANY I - SUPPLEMENT TO PROSPECTUS (Unaudited)

              Supplement to the Prospectus dated October 1, 2004

The Supplement dated January 12, 2005 on the following pages provides information regarding changes to the VALIC Company I (the "Series Company") prospectus dated October 1, 2004. These changes include, among others, changes to the investment strategies of certain Funds and the discussion of the Series Company's policy and procedures regarding frequent or short-term trading, often referred to as market timing.

We have included the Supplement in this Semiannual Report in order to reduce the cost to the Funds of sending the Supplement to you in a separate mailer. If you have any questions regarding the Supplement, you may contact VALIC by calling 1-800-448-2542 or by writing to 2929 Allen Parkway, Houston, Texas 77019.

          VALIC COMPANY I - SUPPLEMENT TO PROSPECTUS (Unaudited) -    153
                                  CONTINUED

              Supplement to the Prospectus dated October 1, 2004

      This supplement supersedes the supplement dated December 20, 2004.

You are receiving this supplement because you own a variable annuity or variable life insurance policy offering investment options that are VALIC Company I funds.

International Growth I Fund. Effective January 1, 2005, the International Growth I Fund will be subadvised by American Century Global Investment Management, Inc. ("ACGIM"). Prior to January 1, 2005, the Fund was subadvised by American Century Investment Management, Inc. ("ACIM"), pursuant to an investment sub-advisory agreement which was assigned from ACIM to ACGIM. The change of sub-adviser will not result in any modifications to the investment objective, principal investment strategies, portfolio managers, or the advisory or sub-advisory fees of the Fund as stated in its Prospectus. The change of sub-adviser is a result of the corporate restructuring of ACIM.

Effective January 1, 2005, on page 18, under the caption "Investment Sub-Adviser," delete the current investment sub-adviser and replace with American Century Global Investment Management, Inc. ("ACGIM"). Effective January 1, 2005, on page 52 under the caption "About the Series Company Management - Investment Sub-advisers," delete the reference to ACIM as sub-adviser to the International Growth I Fund, and add the following:

   International Growth I

   American Century Global Investment Management, Inc. ("ACGIM")
   4500 Main Street, Kansas City, Missouri 64111

   ACGIM and its affiliates have been managing mutual funds since 1958. Effective January 1, 2005, ACGIM assumed American Century's investment advisory responsibilities with respect to the International Growth I Fund. ACGIM is a wholly-owned subsidiary of American Century.

Asset Allocation Fund. On page 9 under the section "Investment Strategy" of the Asset Allocation Fund, the following is added as the last paragraph:

   "The Fund may invest up to 20% of net assets in lower quality domestic or U.S. dollar-denominated fixed income securities rated below Baa3 by Moody's Investor Services, Inc. or BBB- by Standard & Poor's Corporation. The Fund may invest up to 10% of net assets in credit default swaps. The Fund may also invest in investment grade U.S. dollar denominated emerging market debt in an amount which is the greater of up to 5% of total assets or the percentage represented within the Lehman Brothers Aggregate Bond Index."

Capital Conservation Fund. On page 9, under the section "Investment Strategy" of the Capital Conservation Fund, the following is added as the last paragraph:

   "The Fund may invest up to 20% of total assets in lower quality domestic or U.S. dollar-denominated fixed income securities rated below Baa3 by Moody's Investor Services, Inc. and BBB- by Standard & Poor's Corporation. The Fund may invest up to 10% of net assets in credit default swaps. The Fund may also invest in investment grade U.S. dollar denominated emerging market debt in an amount which is the greater of up to 5% of total assets or the percentage represented within the Lehman Brothers Aggregate Bond Index."

Government Securities Fund. On page 13, under the section "Investment Strategy" of the Government Securities Fund, the following is added as the last sentence of the second paragraph: "The Fund may invest up to 5% of net assets in credit default swaps."

Expense Summary. On page 45, under the heading "Annual Fund Operating Expenses", the Total Fund Operating Expenses for the Blue Chip Growth Fund is 1.07%.

Account Information. On page 55, after the last paragraph under the heading titled "Buying and Selling Shares," the following information regarding the Funds' policies and procedures regarding frequent or short-term trading and the selective disclosure of portfolio holdings is added:

Frequent or Short-term Trading

The Funds, which are offered only through Contracts or Plans, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not purchase shares of the Funds. The Board of Directors of the Series Company has adopted policies and procedures with respect to market timing activity as discussed below.

The Series Company believes that market timing activity is not in the best interest of the participants of the Funds. Due to the disruptive nature of this activity, it can adversely impact the ability of the sub-advisers to invest assets in an orderly, long-term manner. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Fund's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Fund performance.

Shares of the Funds are generally held through insurance company separate accounts or Plans. The ability of the Series Company to monitor transfers made by the participants in separate accounts or Plans maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Funds must rely on the insurance company separate account or Plan sponsor to monitor market timing within a Fund and attempt to prevent it through their own policies and procedures. There is no guarantee that the Series Company will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Series Company detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. In situations in which the Series Company becomes aware of possible market timing activity, it will notify the insurance company separate account or Plan sponsor in order to help facilitate the enforcement of such entity's market timing policies and procedures. The Series Company reserves the right, in its sole discretion and without prior notice, to reject-or refuse purchase orders received from insurance company separate accounts or plan sponsors, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Series Company determines not to be in the best interest of the Funds. Such rejections or refusals will be applied uniformly without exception.

       154  VALIC COMPANY I - SUPPLEMENT TO PROSPECTUS (Unaudited) -
                                    CONTINUED


You should review your Contract prospectus or your Plan document for more information regarding market timing, including any restrictions or limitations on trades made through a Contract or Plan.

Please refer to the documents pertaining to your Contract prospectus or Plan document on how to direct investments in or redemptions from (including making transfers into or out of) the Funds and any fees that may apply.

Selective Disclosure of Portfolio Holdings

The Series Company's policies and procedures with respect to the disclosure of the Funds' portfolio securities are described in the Statement of Additional Information.

Dated: January 12, 2005

VL9017-A 1/05

                               VALIC COMPANY I                        155

                                                               AIG VALIC ONLINE
                                                                 Account Access

   You must establish a Manage your account on the Web through AIG VALIC
Personal Identification Online!
    Number (PIN) before
    using the automated Enjoy quick, easy and secure access -- now or anytime.
      account services. Go to www.aigvalic.com and click on "AIG VALIC Online"
                        in the Login Section.
  Your PIN is valid for You'll find these exciting features:
both AIG VALIC by Phone
      at 1.800.428.2542 .  View your account portfolio including values and AIG VALIC Online. .  View, download or print account and transaction confirmation statements
                        .  View current and historical fund performance and
                           unit values
                        .  View or download transaction history
                        .  View your financial adviser's contact information
                        .  Update or reset your Personal Identification Number
                           (PIN)
                        .  Change your contact information such as telephone,
                           address or e-mail
                        .  Initiate account transactions including:
                        (greater than)Allocation changes
                        (greater than)Transfer money among investment options
                        (greater than)Rebalance account to your desired allocation mix

                        (greater than)Loan modeling
                        .  Request forms for a variety of services
                        .  Enroll in the electronic document delivery service

                        Start exploring AIG VALIC Online today by establishing a Personal Identification Number (PIN)!

                        To set up a PIN through AIG VALIC Online:

                        .  Go to www.aigvalic.com
                        .  Click "AIG VALIC Online" in the Login Section
                        .  Click "I am a new user"
                        .  Enter the information required to establish a new
                           PIN
                        . Click "I Agree" to accept AIG VALIC'S access agreement (required)
                        . Verify and/or update your address, e-mail and telephone number information
                        . Click "Continue" to update your record and proceed to the Client Summary screen.

                        Your PIN setup is complete when the Client Summary screen appears.

                        This PIN is valid for both AIG VALIC by Phone at 1-800-428-2542 and AIG VALIC Online.

                        AIG VALIC by Phone is AIG VALIC'S toll-free automated phone line providing 24-hour access to your account.


                                   PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                 LANCASTER, PA
                                PERMIT NO. 1765
VL 4873 VER 11/04

                                                          PRSRT STD
                                                        U.S. POSTAGE
                                                            PAID
                                                        LANCASTER, PA
                                                       PERMIT NO. 1765
   VALIC Company I
   P.O. Box 3206
   Houston, Texas 77253-3206

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

        (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

        (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting. However, after the reporting period the Registrant enhanced its internal controls with respect to monitoring proof of claim filings.

Item 12. Exhibits.

        (a)     (1) Not Applicable.

                (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                Exhibit 99.CERT.

                (3) Not applicable.

        (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: February 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: February 7, 2005

By:   /s/ Gregory R. Kingston
      ----------------------------
      Gregory R. Kingston
      Treasurer

Date: February 7, 2005